                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-5954

                       The Charles Schwab Family of Funds
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Randall W. Merk
                       The Charles Schwab Family of Funds
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB ADVISOR CASH RESERVES(TM)

PORTFOLIO HOLDINGS As of September 30, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 75.3%  FIXED-RATE
        OBLIGATIONS                                   13,256,337      13,256,337

 16.3%  VARIABLE-RATE
        OBLIGATIONS                                    2,866,918       2,866,918

  7.9%  OTHER INVESTMENTS                              1,390,884       1,390,884
--------------------------------------------------------------------------------
 99.5%  TOTAL INVESTMENTS                             17,514,139      17,514,139

  0.5%  OTHER ASSETS AND
        LIABILITIES                                                       83,231
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    17,597,370

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
FIXED-RATE OBLIGATIONS 75.3% of net assets

BANK NOTES 1.2%
--------------------------------------------------------------------------------
BANK OF AMERICA, N.A.
   5.31%, 10/17/07                                        23,000          23,000
   5.32%, 10/19/07                                        96,000          96,000
   5.32%, 10/23/07                                         4,000           4,000
   5.34%, 01/25/08                                        85,000          85,000
                                                                     -----------
                                                                         208,000
CERTIFICATES OF DEPOSIT 33.0%
--------------------------------------------------------------------------------
ABN AMRO BANK N.V.
   5.32%, 11/26/07                                        95,000          95,000
   5.34%, 11/29/07                                        31,000          31,000
   5.30%, 12/11/07                                        68,000          68,000
ALLIANCE & LEICESTER PLC
   5.39%, 11/13/07                                         7,000           7,000
   5.32%, 04/18/08                                         4,000           4,000
   5.32%, 05/13/08                                        70,000          70,000
BANCO BILBAO VIZCAYA ARGENTARIA S.A.
   5.33%, 11/27/07                                        58,000          58,000
   5.20%, 12/21/07                                        60,000          60,000
   5.34%, 01/25/08                                        71,000          71,000
BANK OF MONTREAL
   5.50%, 11/20/07                                        20,000          20,000
   5.35%, 01/22/08                                        43,000          42,999
   5.38%, 04/14/08                                        51,000          50,999
BARCLAYS BANK PLC
   5.33%, 10/02/07                                        82,000          82,000
   5.33%, 10/11/07                                        72,000          72,000
   5.33%, 11/09/07                                        68,000          68,000
   5.34%, 12/03/07                                        98,000          98,000
   5.47%, 03/13/08                                        50,000          50,000
   5.32%, 05/13/08                                        40,000          40,000
BAYERISCHE LANDESBANK
   5.32%, 10/30/07                                        72,000          72,000
BNP PARIBAS
   5.32%, 10/15/07                                       100,000         100,000
   5.32%, 10/17/07                                        80,000          80,000
   5.30%, 10/23/07                                       159,000         159,000
   5.31%, 11/01/07                                       156,000         156,000
   5.31%, 11/07/07                                        54,000          54,000
   5.34%, 11/30/07                                         5,000           5,000
CANADIAN IMPERIAL BANK OF COMMERCE
   5.30%, 10/12/07                                        32,000          32,000
   5.33%, 10/12/07                                        44,000          44,000
   5.53%, 11/14/07                                        39,000          39,000
   5.42%, 11/19/07                                         7,000           7,000
   5.28%, 02/07/08                                        14,000          14,000
CITIBANK, N.A.
   5.33%, 10/02/07                                        16,000          16,000
   5.33%, 10/05/07                                        25,000          25,000
   5.33%, 11/09/07                                       100,000         100,000
COMMERZBANK AG
   5.33%, 10/03/07                                        24,000          24,000
CREDIT AGRICOLE S.A.
   5.31%, 11/07/07                                        65,000          65,000
   5.33%, 11/26/07                                        60,000          60,000
   5.36%, 04/09/08                                       129,000         129,000
CREDIT SUISSE
   5.30%, 10/24/07                                        78,000          78,000
   5.38%, 11/08/07                                        61,000          61,000
   5.33%, 11/27/07                                        10,000          10,000
   5.64%, 01/07/08                                        40,000          40,000
   5.60%, 02/07/08                                        40,000          40,000
   5.56%, 03/10/08                                        47,000          47,000
DEPFA BANK PLC
   5.32%, 10/22/07                                        25,000          25,000
   5.46%, 02/12/08                                        47,000          47,000
DEUTSCHE BANK AG
   5.41%, 02/11/08                                        75,000          75,000
DNB NOR BANK ASA
   5.55%, 12/19/07                                        50,000          50,000
   5.22%, 12/21/07                                        50,000          50,000
DRESDNER BANK AG
   5.35%, 01/14/08                                        36,000          36,000
FIRST TENNESSEE BANK, N.A.
   5.32%, 10/19/07                                        35,000          35,000
HBOS TREASURY SERVICES PLC
   5.63%, 12/18/07 (a)                                   108,000         108,000
HSBC BANK USA
   5.36%, 02/20/08                                        39,000          39,000
HSH NORDBANK AG
   5.33%, 10/11/07                                        16,000          16,000
   5.38%, 11/08/07                                        58,000          58,000
ING BANK N.V.
   5.33%, 10/10/07                                        37,000          37,000

SCHWAB ADVISOR CASH RESERVES

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
   5.53%, 11/15/07                                       123,000         123,000
INTESA SANPAOLO
   5.31%, 10/18/07                                       280,000         280,000
   5.32%, 11/26/07                                        24,000          24,000
LANDESBANK BADEN-WURTTEMBERG
   5.34%, 11/06/07                                        12,000          12,000
   5.44%, 11/13/07                                        41,000          41,000
   5.32%, 11/14/07                                        35,000          35,000
   5.33%, 11/19/07                                        90,000          90,000
MITSUBISHI UFJ TRUST & BANKING CORP.
   5.39%, 11/06/07                                        30,000          30,000
   5.32%, 02/14/08                                        42,000          42,000
   5.38%, 04/09/08                                        58,000          58,000
MIZUHO CORPORATE BANK LTD.
   5.53%, 11/28/07                                       197,000         197,000
   5.87%, 12/06/07                                        72,000          72,000
NATIONWIDE BUILDING SOCIETY
   5.53%, 11/16/07                                        18,000          18,000
NORINCHUKIN BANK LTD.
   5.52%, 11/19/07                                        45,000          45,000
   5.36%, 01/28/08                                        45,000          44,999
NORTHERN ROCK PLC
   5.33%, 10/10/07                                        74,000          74,000
   5.45%, 11/16/07                                         8,000           8,000
   5.52%, 11/20/07                                         4,000           4,000
   5.57%, 03/14/08                                        53,000          53,000
ROYAL BANK OF SCOTLAND PLC
   5.34%, 12/04/07                                       139,000         139,000
SKANDINAVISKA ENSKILDA BANKEN AB
   5.32%, 10/24/07                                        35,000          35,000
   5.33%, 11/08/07                                        98,000          98,000
   5.34%, 12/03/07                                        39,000          39,000
SOCIETE GENERALE
   5.33%, 10/16/07                                        22,000          22,000
   5.32%, 10/17/07                                        60,000          60,000
   5.30%, 10/23/07                                        40,000          40,000
   5.34%, 10/29/07                                        62,000          62,001
   5.33%, 11/08/07                                        57,000          57,000
   5.33%, 02/25/08                                         8,000           8,000
SUMITOMO MITSUI BANKING CORP.
   5.53%, 11/19/07                                        40,000          40,000
SUMITOMO TRUST & BANKING CO.
   5.44%, 01/16/08                                        11,000          11,000
   5.38%, 02/15/08                                        25,000          25,000
SVENSKA HANDELSBANKEN AB
   5.34%, 10/26/07                                        63,000          62,999
   5.53%, 11/14/07                                       150,000         150,000
TORONTO DOMINION BANK
   5.30%, 10/12/07                                        18,000          18,000
   5.45%, 10/16/07                                        90,000          90,000
UBS AG
   5.40%, 04/14/08                                       162,000         162,000
   5.28%, 05/13/08                                        10,000          10,000
UNICREDITO ITALIANO S.P.A.
   5.33%, 11/30/07                                       112,000         112,000
   5.35%, 12/27/07                                        15,000          15,000
   5.36%, 01/11/08                                         5,000           5,000
   5.35%, 01/18/08                                        10,000          10,000
UNION BANK OF CALIFORNIA
   5.32%, 10/22/07                                        60,000          60,000
   5.43%, 11/16/07                                         7,000           7,000
   5.35%, 01/15/08                                        45,000          45,000
WACHOVIA BANK, N.A.
   5.40%, 03/27/08                                        65,000          65,000
WASHINGTON MUTUAL BANK
   5.30%, 10/19/07                                        20,000          20,000
WESTPAC BANKING CORP.
   5.38%, 04/09/08                                        58,000          58,000
WILMINGTON TRUST CO.
   5.31%, 10/18/07                                        17,000          17,000
                                                                     -----------
                                                                       5,814,997
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 41.1%
--------------------------------------------------------------------------------
ALLIANCE & LEICESTER PLC
   5.32%, 10/19/07 (c)                                    50,000          49,869
   5.32%, 10/26/07 (c)                                    14,000          13,949
ALLIED IRISH BANKS NORTH AMERICA, INC.
   5.30%, 10/24/07 (a)                                     6,000           5,980
ALPINE SECURITIZATION CORP.
   5.30%, 10/19/07 (a)(b)(c)                              49,000          48,874
   5.63%, 10/31/07 (a)(b)(c)                              30,000          29,860
AMSTEL FUNDING CORP.
   5.31%, 10/29/07 (b)(c)                                 20,000          19,920
   5.34%, 01/18/08 (b)(c)                                 43,000          42,322
AMSTERDAM FUNDING CORP.
   5.33%, 10/02/07 (a)(b)(c)                              20,000          19,997
   5.30%, 10/25/07 (a)(b)(c)                              44,645          44,491
ANGLO IRISH BANK
   5.50%, 03/12/08 (c)                                    28,000          27,322
ANGLO IRISH BANK CORP., PLC
   5.35%, 01/02/08 (c)                                    25,000          24,664
ANZ NATIONAL (INT'L) LTD.
   5.36%, 01/14/08 (a)                                    28,000          27,575
   5.35%, 01/18/08 (a)                                    61,000          60,039
AQUINAS FUNDING, L.L.C.
   5.33%, 10/24/07 (a)(b)(c)                              12,000          11,960
   5.31%, 11/02/07 (a)(b)(c)                              27,000          26,876
   6.19%, 11/26/07 (a)(b)(c)                              30,000          29,715
   6.20%, 12/18/07 (a)(b)(c)                               4,000           3,947
   5.66%, 03/18/08 (a)(b)(c)                               5,000           4,871
ATLANTIC ASSET SECURITIZATION, L.L.C.
   6.33%, 10/02/07 (a)(b)(c)                              73,000          72,987
   6.33%, 10/05/07 (a)(b)(c)                              11,000          10,992
   5.98%, 10/17/07 (a)(b)(c)                               9,000           8,976
   6.26%, 10/26/07 (a)(b)(c)                               1,767           1,759
   6.20%, 10/30/07 (a)(b)(c)                              44,000          43,782
   6.31%, 10/30/07 (a)(b)(c)                              20,000          19,899
ATLANTIS ONE FUNDING CORP.
   5.32%, 10/12/07 (b)(c)                                 40,000          39,936
   5.32%, 10/18/07 (b)(c)                                 15,000          14,963
   5.34%, 11/30/07 (b)(c)                                 11,000          10,905
   5.37%, 02/14/08 (b)(c)                                108,000         105,887
BANK OF AMERICA CORP.
   5.32%, 11/26/07                                        18,000          17,855
   5.30%, 02/01/08                                        68,000          66,815
BANK OF IRELAND
   5.31%, 11/08/07 (c)                                    13,000          12,929
   5.32%, 11/26/07 (c)                                    45,000          44,637
   5.35%, 01/14/08 (c)                                     6,000           5,909
   5.42%, 01/16/08 (c)                                     8,000           7,874

SCHWAB ADVISOR CASH RESERVES

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
BARCLAYS US FUNDING CORP.
   5.33%, 10/17/07 (a)                                    15,000          14,965
   5.33%, 11/09/07 (a)                                     8,000           7,954
BEETHOVEN FUNDING CORP.
   5.75%, 10/15/07 (a)(b)(c)                              15,000          14,967
   6.32%, 10/29/07 (a)(b)(c)                              48,000          47,767
   6.20%, 12/04/07 (a)(b)(c)                              25,000          24,729
   6.35%, 12/05/07 (a)(b)(c)                               5,052           4,995
   5.94%, 12/14/07 (a)(b)(c)                              14,000          13,832
BETA FINANCE, INC.
   5.31%, 10/22/07 (b)(c)                                 26,000          25,922
   5.34%, 11/05/07 (b)(c)                                 26,000          25,867
   5.32%, 11/26/07 (b)(c)                                 45,000          44,634
CANCARA ASSET SECURITIZATION, L.L.C.
   5.32%, 10/11/07 (a)(b)(c)                               9,062           9,049
   5.33%, 10/25/07 (a)(b)(c)                              14,584          14,533
   5.34%, 11/01/07 (a)(b)(c)                              33,000          32,850
   5.35%, 11/02/07 (a)(b)(c)                               6,000           5,972
   5.31%, 11/16/07 (a)(b)(c)                              35,661          35,425
   6.23%, 12/13/07 (a)(b)(c)                              24,000          23,702
   5.65%, 12/20/07 (a)(b)(c)                             100,000          98,762
   5.36%, 01/08/08 (a)(b)(c)                              17,000          16,756
CC (USA), INC.
   5.33%, 10/25/07 (b)(c)                                 33,000          32,884
CITIGROUP FUNDING, INC.
   5.33%, 10/12/07 (a)                                    11,000          10,982
   5.34%, 10/12/07 (a)                                    14,000          13,977
   5.33%, 10/22/07 (a)                                    80,000          79,755
   5.34%, 11/02/07 (a)                                    40,000          39,813
   5.36%, 11/05/07 (a)                                    99,000          98,492
   5.36%, 11/06/07 (a)                                    86,000          85,546
   5.37%, 11/13/07 (a)                                    15,000          14,905
   5.38%, 11/15/07 (a)                                    60,000          59,602
   5.53%, 11/20/07 (a)                                   155,000         153,828
   5.35%, 01/28/08 (a)                                    12,000          11,794
   5.40%, 02/20/08 (a)                                    11,000          10,772
   5.56%, 03/11/08 (a)                                   119,000         116,107
CLIPPER RECEIVABLES CO., L.L.C.
   6.29%, 10/15/07 (a)(b)(c)                              60,000          59,854
COBBLER FUNDING, L.L.C.
   5.37%, 10/29/07 (b)(c)                                 24,000          23,901
CONCORD MINUTEMEN CAPITAL CO., CLASS C
   5.36%, 11/28/07 (a)(b)(c)                              28,000          27,765
CONCORD MINUTEMEN CAPITAL CO., SERIES A
   5.32%, 10/17/07 (a)(b)(c)                              61,675          61,531
   5.34%, 01/10/08 (a)(b)(c)                              17,000          16,752
CROWN POINT CAPITAL CO., L.L.C.
   5.33%, 10/19/07 (a)(b)(c)                              12,000          11,969
DAKOTA CP NOTES OF CITIBANK CREDIT CARD
  ISSUANCE TRUST
   5.33%, 10/16/07 (b)(c)                                 24,000          23,947
   5.33%, 10/17/07 (b)(c)                                 69,000          68,839
   5.33%, 10/19/07 (b)(c)                                 25,000          24,934
   6.22%, 12/17/07 (b)(c)                                105,000         103,630
DANSKE CORP.
   5.30%, 10/18/07 (a)(c)                                 40,000          39,902
DNB NOR BANK ASA
   5.32%, 10/12/07                                         8,000           7,987
DORADA FINANCE, INC.
   5.34%, 11/05/07 (b)(c)                                 22,000          21,887
   5.34%, 11/09/07 (b)(c)                                 16,000          15,909
FAIRWAY FINANCE CO., L.L.C.
   6.09%, 11/20/07 (a)(b)(c)                              35,000          34,708
FALCON ASSET SECURITIZATION CORP.
   5.34%, 11/02/07 (a)(b)(c)                               7,000           6,967
   6.00%, 11/27/07 (a)(b)(c)                              83,000          82,225
FIVE FINANCE, INC.
   5.32%, 10/16/07 (b)(c)                                 28,000          27,940
   5.32%, 11/20/07 (b)(c)                                 13,000          12,906
   5.35%, 01/04/08 (b)(c)                                 14,000          13,808
GALAXY FUNDING, INC.
   5.33%, 10/09/07 (b)(c)                                  6,000           5,993
   5.33%, 10/22/07 (b)(c)                                 16,800          16,748
GEMINI SECURITIZATION CORP., L.L.C.
   5.33%, 10/04/07 (a)(b)(c)                               2,000           1,999
   5.33%, 10/25/07 (a)(b)(c)                              20,000          19,930
   5.34%, 10/30/07 (a)(b)(c)                              12,000          11,949
   5.37%, 11/07/07 (a)(b)(c)                              55,000          54,700
   6.25%, 12/12/07 (a)(b)(c)                              15,000          14,815
GENERAL ELECTRIC CAPITAL CORP.
   5.32%, 10/09/07                                        95,000          94,892
   5.32%, 11/09/07                                        70,000          69,602
   5.32%, 02/19/08                                       173,000         169,531
   5.38%, 03/04/08                                        40,000          39,110
GRAMPIAN FUNDING, L.L.C.
   5.31%, 11/02/07 (a)(b)(c)                              22,000          21,899
   5.32%, 11/16/07 (a)(b)(c)                              22,000          21,854
   5.65%, 12/19/07 (a)(b)(c)                              37,000          36,548
GREENWICH CAPITAL HOLDINGS, INC.
   5.52%, 11/16/07 (a)(c)                                 56,000          55,610
   5.35%, 12/14/07 (a)(c)                                 52,000          51,445
HBOS TREASURY SERVICES PLC
   5.33%, 10/04/07 (a)                                    46,000          45,980
HSBC USA, INC.
   5.34%, 11/07/07                                        80,000          79,567
INTESA FUNDING, L.L.C.
   5.31%, 10/16/07 (a)                                     2,000           1,996
IRISH LIFE & PERMANENT PLC
   5.33%, 10/04/07 (c)                                    54,000          53,976
   5.33%, 10/12/07 (c)                                     7,000           6,989
   5.35%, 01/16/08 (c)                                    15,000          14,768
JUPITER SECURITIZATION CORP.
   6.12%, 10/30/07 (a)(b)(c)                             100,000          99,513
   6.14%, 10/31/07 (a)(b)(c)                              30,000          29,848
   6.32%, 11/05/07 (a)(b)(c)                              30,000          29,818
   6.25%, 12/10/07 (a)(b)(c)                              16,000          15,809
K2 (USA), L.L.C.
   5.33%, 10/05/07 (b)(c)                                  8,000           7,995
   5.30%, 10/25/07 (b)(c)                                 24,000          23,917
   5.34%, 01/24/08 (b)(c)                                 11,000          10,817
   5.40%, 06/13/08 (b)(c)                                  4,000           4,000
   5.42%, 07/15/08 (b)(c)                                 38,000          38,000
KITTY HAWK FUNDING CORP.
   5.33%, 10/15/07 (a)(b)(c)                              14,191          14,162
   5.33%, 10/29/07 (a)(b)(c)                               8,000           7,967

SCHWAB ADVISOR CASH RESERVES

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
LEXINGTON PARKER CAPITAL CO., L.L.C.
   5.33%, 10/10/07 (a)(b)(c)                              18,000          17,976
   5.35%, 11/05/07 (a)(b)(c)                              98,000          97,498
MORGAN STANLEY
   5.43%, 02/20/08                                        85,000          83,230
NATIONWIDE BUILDING SOCIETY U.S.
   5.38%, 11/09/07                                        15,000          14,914
   5.39%, 11/13/07                                        60,000          59,619
   5.55%, 11/19/07                                        34,000          33,747
   5.59%, 12/18/07                                        18,000          17,785
NATIXIS COMMERCIAL PAPER CORP.
   5.33%, 10/03/07 (a)(c)                                  5,000           4,999
NIEUW AMSTERDAM RECEIVABLES CORP.
   5.35%, 10/01/07 (a)(b)(c)                              90,000          90,000
   5.18%, 03/27/08 (a)(b)(c)                              15,000          14,625
OLD LINE FUNDING, L.L.C.
   5.81%, 10/15/07 (a)(b)(c)                              25,545          25,488
   5.77%, 10/25/07 (a)(b)(c)                              60,000          59,772
   5.70%, 10/26/07 (a)(b)(c)                              15,000          14,941
   5.77%, 10/26/07 (a)(b)(c)                             128,171         127,664
   6.16%, 10/26/07 (a)(b)(c)                              33,813          33,670
   5.70%, 10/30/07 (a)(b)(c)                              19,000          18,914
   5.38%, 11/13/07 (a)(b)(c)                               6,000           5,962
   6.25%, 12/07/07 (a)(b)(c)                              10,000           9,886
   6.17%, 12/14/07 (a)(b)(c)                               9,000           8,888
PARK AVENUE RECEIVABLES CO., L.L.C.
   5.37%, 10/22/07 (a)(b)(c)                              30,000          29,907
   5.34%, 11/02/07 (a)(b)(c)                              95,000          94,555
PICAROS FUNDING, L.L.C.
   5.31%, 10/30/07 (a)(b)(c)                              24,000          23,900
   5.62%, 12/14/07 (a)(b)(c)                               8,000           7,909
   5.39%, 03/19/08 (a)(b)(c)                              70,000          68,265
RANGER FUNDING CO., L.L.C.
   6.28%, 11/15/07 (a)(b)(c)                              75,000          74,419
SANDLOT FUNDING, L.L.C.
   5.34%, 10/22/07 (a)(b)(c)                              52,000          51,840
SCALDIS CAPITAL LTD.
   6.39%, 10/12/07 (a)(b)(c)                              12,000          11,977
   6.39%, 10/17/07 (a)(b)(c)                              15,000          14,958
   5.35%, 11/07/07 (a)(b)(c)                               8,000           7,957
   5.37%, 11/07/07 (a)(b)(c)                              17,997          17,899
SEDNA FINANCE, INC.
   5.38%, 10/30/07 (b)(c)                                 21,000          20,910
   5.35%, 11/01/07 (b)(c)                                 37,000          36,832
   5.36%, 11/06/07 (b)(c)                                 34,000          33,820
   5.37%, 11/08/07 (b)(c)                                  1,000             994
   5.41%, 06/13/08 (b)(c)                                  2,000           2,000
SIGMA FINANCE, INC.
   5.31%, 10/23/07 (b)(c)                                  2,000           1,994
   5.34%, 10/29/07 (b)(c)                                 75,000          74,693
   5.33%, 10/30/07 (b)(c)                                  5,000           4,979
   5.35%, 11/07/07 (b)(c)                                 26,000          25,859
   5.37%, 11/13/07 (b)(c)                                  2,000           1,987
   5.33%, 11/29/07 (b)(c)                                 50,000          49,575
   5.35%, 01/03/08 (b)(c)                                 55,000          54,252
   5.40%, 03/12/08 (b)(c)                                  4,000           3,906
SKANDINAVISKA ENSKILDA BANKEN AB
   5.41%, 11/15/07                                         6,000           5,960
SOCIETE GENERALE NORTH AMERICA, INC.
   5.32%, 10/05/07 (a)                                     7,000           6,996
   5.53%, 11/05/07 (a)                                    25,000          24,867
SOLITAIRE FUNDING, L.L.C.
   5.33%, 10/26/07 (a)(b)(c)                               9,000           8,967
   5.33%, 10/30/07 (a)(b)(c)                              28,000          27,881
   5.34%, 11/01/07 (a)(b)(c)                              86,000          85,610
   6.30%, 12/05/07 (a)(b)(c)                              48,000          47,463
   6.30%, 12/10/07 (a)(b)(c)                              59,000          58,289
SWEDBANK AB
   5.32%, 10/16/07                                        12,000          11,974
   5.53%, 10/24/07                                        41,250          41,106
   5.53%, 10/25/07                                        50,000          49,818
   5.34%, 01/09/08                                         7,000           6,899
   5.35%, 01/09/08                                        14,000          13,797
   5.49%, 01/22/08                                        52,000          51,120
THAMES ASSET GLOBAL SECURITISATION NO. 1, INC.
   6.39%, 10/09/07 (a)(b)(c)                              10,000           9,986
   6.13%, 10/15/07 (a)(b)(c)                              29,000          28,931
THUNDER BAY FUNDING, L.L.C.
   5.71%, 10/15/07 (a)(b)(c)                              10,071          10,049
   6.16%, 10/24/07 (a)(b)(c)                              50,000          49,805
   5.70%, 10/26/07 (a)(b)(c)                              11,000          10,957
TICONDEROGA FUNDING, L.L.C.
   6.29%, 10/03/07 (a)(b)(c)                              50,000          49,983
   6.33%, 10/03/07 (a)(b)(c)                              55,000          54,981
   6.28%, 10/12/07 (a)(b)(c)                              17,000          16,968
   5.33%, 10/17/07 (a)(b)(c)                              13,179          13,148
UBS FINANCE (DELAWARE), INC.
   5.32%, 10/01/07 (a)                                    27,000          27,000
   5.31%, 10/09/07 (a)                                   125,000         124,856
   5.32%, 10/11/07 (a)                                   145,000         144,789
   5.32%, 10/16/07 (a)                                    32,000          31,931
   5.33%, 10/16/07 (a)                                    94,000          93,794
   5.32%, 10/17/07 (a)                                     9,000           8,979
   5.35%, 01/22/08 (a)                                    19,000          18,690
   5.38%, 03/18/08 (a)                                     4,000           3,902
UNICREDITO ITALIANO BANK (IRELAND) PLC
   5.34%, 12/04/07 (a)(c)                                 17,000          16,843
   5.68%, 12/17/07 (a)(c)                                 42,000          41,497
   5.42%, 01/15/08 (a)(c)                                137,000         134,862
VARIABLE FUNDING CAPITAL CORP.
   5.37%, 11/08/07 (a)(b)(c)                              16,000          15,910
VICTORIA FINANCE, L.L.C.
   5.34%, 10/23/07 (b)(c)(d)                              25,000          24,919
   5.33%, 10/29/07 (b)(c)(d)                              18,000          17,926
WESTPAC BANKING CORP.
   5.31%, 11/14/07 (a)(c)                                 12,000          11,924
WESTPAC TRUST SECURITIES NZ LTD.
   5.30%, 10/15/07 (a)(c)                                 15,000          14,970
   5.32%, 10/22/07 (a)(c)                                 10,000           9,969
   5.76%, 10/23/07 (a)(c)                                 31,000          30,892
   5.34%, 11/06/07 (a)(c)                                 35,000          34,816
   5.33%, 11/26/07 (a)(c)                                  5,000           4,960
   5.64%, 12/17/07 (a)(c)                                 50,000          49,405
WHISTLEJACKET CAPITAL, L.L.C.
   5.33%, 10/15/07 (b)(c)                                 23,000          22,953
   5.32%, 10/22/07 (b)(c)                                  1,126           1,123
   5.33%, 10/23/07 (b)(c)                                 14,000          13,955
   5.35%, 10/30/07 (b)(c)                                 10,000           9,957

SCHWAB ADVISOR CASH RESERVES

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
   5.66%, 11/16/07 (b)(c)                                 52,000          51,629
   5.35%, 01/18/08 (b)(c)                                  9,493           9,343
   5.34%, 01/24/08 (b)(c)                                 16,000          15,734
   5.42%, 06/16/08 (b)(c)                                 12,000          12,000
WINDMILL FUNDING CORP.
   5.33%, 10/04/07 (a)(b)(c)                              10,000           9,996
YORKTOWN CAPITAL, L.L.C.
   6.31%, 10/31/07 (a)(b)(c)                              55,000          54,714
                                                                     -----------
                                                                       7,233,340
                                                                     -----------
TOTAL FIXED-RATE OBLIGATIONS
(COST $13,256,337)                                                    13,256,337
                                                                     -----------

VARIABLE-RATE OBLIGATIONS 16.3% of net assets
ABN AMRO BANK N.V.
   5.85%, 10/11/07                                       137,000         137,000
BANCO ESPANOL DE CREDITO S.A.
   5.35%, 10/18/07 (c)                                    50,000          50,000
BANK OF IRELAND
   5.50%, 10/22/07 (c)                                    10,000          10,000
BANK OF NOVA SCOTIA
   5.66%, 10/04/07                                       100,000         100,000
BARCLAYS BANK PLC
   5.71%, 10/16/07                                       100,000          99,994
BNP PARIBAS
   5.66%, 10/03/07                                        10,000           9,998
BRECKENRIDGE TERRACE LLC
   5.18%, 10/04/07 (a)                                     1,000           1,000
CANADIAN IMPERIAL BANK OF COMMERCE
   5.58%, 10/01/07                                        82,000          82,000
   5.14%, 10/23/07                                        25,000          25,000
COOK COUNTY, IL
   5.17%, 10/03/07 (a)                                     1,500           1,500
DANSKE BANK A/S
   5.47%, 10/22/07                                       200,000         200,000
DEUTSCHE BANK AG
   5.87%, 10/09/07                                        85,000          85,001
   5.87%, 10/15/07                                       100,000         100,004
   5.56%, 10/23/07                                       250,000         250,000
   5.22%, 10/29/07                                       100,000         100,004
DEXIA CREDIT LOCAL S.A.
   5.09%, 10/25/07                                        15,000          14,998
EAGLE COUNTY, CO
   5.18%, 10/04/07 (a)                                     2,000           2,000
FIVE FINANCE, INC.
   5.32%, 10/09/07 (b)(c)                                 19,000          18,994
FORTIS BANK
   5.07%, 10/29/07                                        50,000          49,961
K2 (USA), L.L.C.
   5.13%, 10/29/07 (b)(c)                                 50,000          50,001
   5.57%, 12/20/07 (b)(c)                                 50,000          50,003
LIBERTY LIGHTHOUSE U.S. CAPITAL CO., L.L.C.
   5.32%, 10/02/07 (b)(c)                                 15,000          14,999
   5.32%, 10/10/07 (b)(c)                                  4,000           3,999
   5.71%, 10/15/07 (b)(c)                                  5,000           5,000
   5.32%, 11/15/07 (b)(c)                                 13,000          12,998
   5.52%, 11/20/07 (b)(c)                                 35,000          35,002
LINKS FINANCE, L.L.C.
   5.50%, 10/22/07 (b)(c)                                 40,000          40,002
   5.55%, 12/20/07 (b)(c)                                  7,000           7,000
MERRILL LYNCH & CO., INC.
   5.89%, 10/15/07                                        25,000          25,000
   5.75%, 10/18/07                                        50,000          50,000
MITSUBISHI UFJ TRUST & BANKING CORP.
   5.35%, 10/30/07                                        20,000          20,000
MORGAN STANLEY
   5.85%, 10/03/07                                        20,000          20,000
   5.49%, 10/18/07                                        27,420          27,432
NORDEA BANK AB
   5.84%, 10/11/07 (a)(c)                                 25,000          25,000
ROYAL BANK OF CANADA
   5.67%, 10/04/07                                       150,000         149,977
   5.07%, 10/31/07                                        20,200          20,192
ROYAL BANK OF SCOTLAND PLC
   5.16%, 10/22/07 (c)                                    20,000          20,000
   5.07%, 10/26/07                                        50,000          49,993
SEDNA FINANCE, INC.
   5.78%, 10/12/07 (b)(c)                                 48,000          47,998
SIGMA FINANCE, INC.
   5.72%, 10/15/07 (b)(c)                                 50,000          49,998
   5.35%, 10/25/07 (b)(c)                                100,000         100,010
   5.35%, 10/25/07 (b)(c)                                 50,000          50,002
SOCIETE GENERALE
   5.71%, 10/02/07 (c)                                    15,000          15,000
SUMITOMO TRUST & BANKING CO.
   5.77%, 10/05/07                                        47,000          47,000
   5.82%, 10/10/07                                        13,000          13,000
   5.75%, 10/15/07                                        17,000          17,000
   5.75%, 10/16/07                                        69,000          69,000
   5.15%, 10/22/07                                        49,000          49,000
TENDERFOOT SEASONAL HOUSING, L.L.C.
   5.18%, 10/04/07 (a)                                     2,885           2,885
THE GOLDMAN SACHS GROUP, INC.
   5.69%, 10/02/07 (d)                                   155,000         155,000
   5.84%, 10/11/07 (d)                                     4,000           4,000
   5.80%, 10/17/07 (c)(d)                                 77,000          77,000
WESTPAC BANKING CORP.
   5.74%, 10/16/07 (c)                                    25,000          25,000
WHISTLEJACKET CAPITAL, L.L.C.
   5.46%, 10/22/07 (b)(c)                                 43,000          42,996
   5.34%, 11/06/07 (b)(c)                                 88,000          87,985
   5.34%, 11/07/07 (b)(c)                                 40,000          39,993
   5.48%, 11/19/07 (b)(c)                                 10,000           9,999
                                                                     -----------
TOTAL VARIABLE-RATE OBLIGATIONS
(COST $2,866,918)                                                      2,866,918
                                                                     -----------

SCHWAB ADVISOR CASH RESERVES

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       MATURITY
ISSUER                                                  AMOUNT          VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
OTHER INVESTMENTS 7.9% of net assets

REPURCHASE AGREEMENTS 7.9%
--------------------------------------------------------------------------------
BARCLAYS CAPITAL, INC.
Tri-Party Repurchase Agreement dated 09/28/07,
   due 10/01/07 at 5.10%, fully collateralized
   by U.S. Government Securities with a value
   of $382,500.                                          375,159         375,000
CREDIT SUISSE SECURITIES (USA), L.L.C.
Tri-Party Repurchase Agreement dated 09/28/07,
   due 10/01/07 at 5.10%, fully collateralized
   by U.S. Government Securities with a value
   of $16,206.                                            15,891          15,884
GOLDMAN SACHS & CO.
Tri-Party Repurchase Agreement dated 09/28/2007,
   due 10/01/2007 at 5.08%, fully collateralized
   by U.S. Government Securities with a value
   of $510,000.                                           500,212        500,000
UBS FINANCIAL SERVICES, INC.
Tri-Party Repurchase Agreement dated 09/28/07,
   due 10/01/07 at 5.09%, fully collateralized
   by U.S. Government Securities with a value
   of $510,003.                                          500,212         500,000
                                                                     -----------
TOTAL OTHER INVESTMENTS
(COST $1,390,884)                                                      1,390,884
                                                                     -----------

END OF INVESTMENTS.

At 09/30/07, the tax basis cost of the fund's investments was $17,514,139.

At 09/30/07, portfolio holdings included illiquid and/or restricted securities as follows:

ISSUER
RATE, ACQUISITION DATE                               FACE AMOUNT        VALUE
MATURITY DATE                                        ($ X 1,000)     ($ X 1,000)
THE GOLDMAN SACHS GROUP, INC.
   5.69%, 03/02/07, 10/02/07                             155,000         155,000
   5.84%, 04/11/07, 10/11/07                               4,000           4,000
   5.80%, 08/17/07, 10/17/07                              77,000          77,000
                                                                     -----------
                                                                         236,000
VICTORIA FINANCE, L.L.C.
   5.34%, 07/25/07, 10/23/07                              25,000          24,919
   5.33%, 07/26/07, 10/29/07                              18,000          17,926
                                                                     -----------
                                                                          42,845

(a)  Credit-enhanced security.
(b)  Asset-backed security.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,841,125 or 33.2% of net assets.
(d)  Illiquid and/or restricted security.

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB CALIFORNIA MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS As of September 30, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                           COST         VALUE
HOLDINGS BY CATEGORY                                   ($ X 1,000)   ($ X 1,000)
--------------------------------------------------------------------------------
100.6%   MUNICIPAL                                      10,056,056   10,056,056
         SECURITIES
--------------------------------------------------------------------------------
100.6%   TOTAL INVESTMENTS                              10,056,056   10,056,056

(0.6)%   OTHER ASSETS AND
         LIABILITIES                                                    (59,351)
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                   9,996,705

ISSUER                                                  FACE AMOUNT    VALUE
RATE, MATURITY DATE                                     ($ X 1,000)  ($ X 1,000)
MUNICIPAL SECURITIES 100.6% OF NET ASSETS

CALIFORNIA 94.9%
--------------------------------------------------------------------------------
ALAMEDA CNTY IDA
RB (Aitchison Family Partnership) Series 1993A
   3.90%, 10/03/07 (a)(b)                                     2,480        2,480
RB (JMS Family Partnership) Series 1995A
   3.90%, 10/03/07 (a)(b)                                     1,000        1,000
ANAHEIM HOUSING AUTH
M/F Housing RB (Casa Granada Apts) Series 1997A
   3.83%, 10/04/07 (a)(b)                                     3,395        3,395
M/F Housing RB (Port Trinidad Apts) Series 1997C
   3.83%, 10/04/07 (a)(b)                                     1,940        1,940
M/F Housing Refunding RB (Sage Park) Series 1998A
   3.87%, 10/04/07 (a)(b)                                     5,500        5,500
ANAHEIM PUBLIC FINANCING AUTH
RB (Electric System Distribution Facilities) Series
   2007A
   3.88%, 10/04/07 (a)(b)(c)(d)                              23,840       23,840
Sewer RB Series 2007
   3.92%, 10/04/07 (a)(b)(c)(d)                              15,390       15,390
ASSOCIATION OF BAY AREA GOVERNMENTS
Bonds (Airport Premium Fare-Bart SFO Extension) Series
   2002A
   3.88%, 10/04/07 (a)(b)(c)(d)                               9,995        9,995
COP (Harker School Foundation) Series 1998
   3.72%, 10/03/07 (a)(b)                                     4,050        4,050
COP (The Harker School) Series 2007
   3.72%, 10/03/07 (a)(b)                                    11,000       11,000
M/F Housing RB (Artech Building) Series 1999A
   3.84%, 10/04/07 (a)(b)                                     3,200        3,200
M/F Housing RB (Crossing Apts) Series 2002A
   3.90%, 10/04/07 (a)(b)                                    30,000       30,000
M/F Housing RB (Mountain View Apts) Series 1997A
   3.90%, 10/04/07 (a)(b)                                     5,785        5,785
RB (Air Force Village West) Series 2005
   3.85%, 10/04/07 (a)(b)                                    11,295       11,295
RB (Francis Parker School) Series 2005
   3.75%, 10/04/07 (a)(b)                                     5,000        5,000
RB (Public Policy Institute of California) Series
   2001A
   3.75%, 10/04/07 (a)(b)                                    10,000       10,000
BAY AREA TOLL AUTH
RB Series 2006F
   3.88%, 10/04/07 (a)(c)(d)                                  3,800        3,800
San Francisco Bay Area Toll Bridge RB Series 2001D
   3.88%, 10/04/07 (a)(b)(c)(d)                              10,125       10,125
San Francisco Bay Area Toll Bridge RB Series 2006F
   3.88%, 10/04/07 (a)(c)(d)                                 48,970       48,970
San Francisco Bay Area Toll Bridge RB Series 2006F
   & 2007F
   3.88%, 10/04/07 (a)(c)(d)                                 15,810       15,810
CABRILLO COMMUNITY COLLEGE DISTRICT, CA
GO Bonds (Election of 2004) Series A
   3.88%, 10/04/07 (a)(b)(c)(d)                               8,575        8,575
GO Bonds (Election of 2004) Series B
   3.88%, 10/04/07 (a)(b)(c)(d)                              18,065       18,065
CALIFORNIA
Economic Recovery Bonds Series 2004A
   3.82%, 10/03/07 (a)(c)(d)                                102,000      102,000
   3.88%, 10/04/07 (a)(b)(c)(d)                               8,495        8,495
   3.88%, 10/04/07 (a)(c)(d)                                 14,995       14,995
   3.88%, 10/04/07 (a)(b)(c)(d)                              31,420       31,420
   3.88%, 10/04/07 (a)(c)(d)                                 39,995       39,995
   3.89%, 10/04/07 (a)(b)(c)(d)                               8,873        8,873
Economic Recovery Bonds Series 2004C1
   4.01%, 10/01/07 (a)(c)                                       500          500
Economic Recovery Bonds Series 2004C11
   3.65%, 10/03/07 (a)(b)                                    22,350       22,350
Economic Recovery Bonds Series 2004C18
   3.80%, 10/03/07 (a)(b)(c)                                  1,000        1,000
Economic Recovery Bonds Series 2004C3
   3.86%, 10/01/07 (a)(c)                                     3,500        3,500
Economic Recovery Bonds Series 2004C4
   3.80%, 10/01/07 (a)(c)                                    15,000       15,000

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                  FACE AMOUNT     VALUE
RATE, MATURITY DATE                                     ($ X 1,000)  ($ X 1,000)
Economic Recovery Bonds Series 2004C5
   4.02%, 10/01/07 (a)(c)                                    11,780       11,780
Economic Recovery Bonds Series 2004C8
   3.90%, 10/01/07 (a)(b)                                     8,500        8,500
Economic Recovery Bonds Series 2004C9
   3.90%, 10/01/07 (a)(b)                                     4,020        4,020
GO Bonds
   3.88%, 10/04/07 (a)(b)(c)(d)                              94,165       94,165
   3.88%, 10/04/07 (a)(b)(c)(d)                              17,775       17,775
   3.88%, 10/04/07 (a)(b)(c)(d)                              28,480       28,480
   3.88%, 10/04/07 (a)(b)(c)(d)                              16,795       16,795
   3.88%, 10/04/07 (a)(b)(c)(d)                               9,900        9,900
   3.88%, 10/04/07 (a)(b)(c)(d)                              10,740       10,740
   3.88%, 10/04/07 (a)(b)(c)(d)                              15,580       15,580
   3.88%, 10/04/07 (a)(b)(c)(d)                               4,410        4,410
   3.88%, 10/04/07 (a)(b)(c)(d)                              23,825       23,825
   3.89%, 10/04/07 (a)(b)(c)(d)                               7,870        7,870
   3.92%, 10/04/07 (a)(b)(c)(d)                               8,285        8,285
   3.92%, 10/04/07 (a)(b)(c)(d)                              26,125       26,125
   3.93%, 10/04/07 (a)(b)(c)(d)                              29,105       29,105
   3.93%, 10/04/07 (a)(b)(c)(d)                               6,720        6,720
   3.95%, 10/04/07 (a)(b)(c)(d)                              20,390       20,390
GO Bonds Series 1999
   3.89%, 10/04/07 (a)(b)(c)(d)                              10,835       10,835
GO Bonds Series 2003C4
   3.78%, 10/04/07 (a)(b)                                     2,400        2,400
GO Bonds Series 2005B7
   3.90%, 10/01/07 (a)(b)                                     3,000        3,000
GO Bonds Series 2007
   3.84%, 10/04/07 (a)(b)(c)(d)                              15,440       15,440
   3.89%, 10/04/07 (a)(b)(c)(d)                              12,017       12,017
GO Refunding Bonds
   3.87%, 10/04/07 (a)(b)(c)(d)                              16,830       16,830
   3.88%, 10/04/07 (a)(b)(c)(d)                              22,135       22,135
   3.88%, 10/04/07 (a)(b)(c)(d)                               9,530        9,530
   3.92%, 10/04/07 (a)(b)(c)(d)                              16,250       16,250
   3.92%, 10/04/07 (a)(b)(c)(d)                               9,105        9,105
GO Refunding Bonds Series 2005
   3.92%, 10/04/07 (a)(b)(c)(d)                              22,655       22,655
GO Refunding Bonds Series 2007
   3.87%, 10/04/07 (a)(b)(c)(d)                              74,250       74,250
   3.88%, 10/04/07 (a)(b)(c)(d)                              74,280       74,280
   3.89%, 10/04/07 (a)(b)(c)(d)                              11,625       11,625
   3.92%, 10/04/07 (a)(b)(c)(d)                              25,000       25,000
   3.92%, 10/04/07 (a)(b)(c)(d)                              74,940       74,940
Various GO Bonds
   3.87%, 10/04/07 (a)(b)(c)(d)                              24,500       24,500
Various Purpose GO Bonds
   3.90%, 10/03/07 (a)(b)(c)(d)                               6,100        6,100
   3.88%, 10/04/07 (a)(b)(c)(d)                              16,855       16,855
   3.88%, 10/04/07 (a)(b)(c)(d)                               6,000        6,000
   3.88%, 10/04/07 (a)(b)(c)(d)                               4,175        4,175
   3.88%, 10/04/07 (a)(b)(c)(d)                               9,995        9,995
   3.88%, 10/04/07 (a)(b)(c)(d)                              31,365       31,365
   3.88%, 10/04/07 (a)(b)(c)(d)                               6,365        6,365
   3.89%, 10/04/07 (a)(b)(c)(d)                               5,228        5,228
   3.92%, 10/04/07 (a)(b)(c)(d)                              18,440       18,440
   3.60%, 09/18/08 (a)(b)(c)(d)                              37,435       37,435
Veterans GO Bonds Series CB
   3.96%, 10/04/07 (a)(b)(c)(d)                               8,410        8,410
CALIFORNIA DEPT OF WATER RESOURCES
BAN Series 2007A
   3.50%, 03/27/08 (b)(c)(d)                                 63,000       63,000
Power Supply RB Series 2002B1
   3.80%, 10/01/07 (a)(b)                                    17,855       17,855
Power Supply RB Series 2002B2
   3.97%, 10/01/07 (a)(b)                                    48,510       48,510
Power Supply RB Series 2002B3
   3.90%, 10/01/07 (a)(b)                                     1,535        1,535
Power Supply RB Series 2002B4
   3.84%, 10/01/07 (a)(b)                                     3,215        3,215
Power Supply RB Series 2002B6
   3.84%, 10/01/07 (a)(b)                                     5,440        5,440
Power Supply RB Series 2002C1
   3.68%, 10/04/07 (a)(b)                                    49,180       49,180
Power Supply RB Series 2002C11
   3.70%, 10/04/07 (a)(b)                                     3,100        3,100
Power Supply RB Series 2002C4
   3.73%, 10/04/07 (a)(b)                                    30,000       30,000
Power Supply RB Series 2002C8
   3.72%, 10/04/07 (a)(b)                                     3,000        3,000
Power Supply RB Series 2005F2
   3.93%, 10/01/07 (a)(b)                                    51,515       51,515
Power Supply RB Series 2005F3
   3.80%, 10/01/07 (a)(b)                                     4,000        4,000
Power Supply RB Series 2005G6
   3.69%, 10/04/07 (a)(b)(c)                                  2,000        2,000
Water Refunding RB (Big Bear Lake) Series 1996
   3.92%, 10/04/07 (a)(b)(c)(d)                               8,445        8,445
CALIFORNIA ECONOMIC DEVELOPMENT FINANCING AUTH
IDRB (Calco) Series 1997
   3.84%, 10/03/07 (a)(b)                                       300          300
CALIFORNIA EDUCATIONAL FACILITIES AUTH
RB (Chapman Univ) Series 2000
   3.75%, 10/03/07 (a)(b)                                     4,400        4,400
RB (University of Judaism) Series 1998A
   3.92%, 10/04/07 (a)(b)                                     4,900        4,900
Refunding RB (Pepperdine Univ) Series 2005A
   3.88%, 10/04/07 (a)(b)(c)(d)                              25,835       25,835
CALIFORNIA HEALTH FACILITIES FINANCING AUTH
Insured RB (Southern California Presbyterian
   Homes) Series 1998
   3.85%, 10/03/07 (a)(b)(c)                                 42,285       42,285
RB (Adventist Health System/West) Series 1998A
   3.88%, 10/01/07 (a)(b)(c)                                  3,040        3,040
RB (Catholic Healthcare West) 2004 Series K
   3.75%, 10/03/07 (a)(b)                                     7,900        7,900
RB (Kaiser Permanente) Series 1998A
   3.88%, 10/04/07 (a)(b)(c)(d)                               9,995        9,995
RB (Kaiser Permanente) Series 2006C
   3.80%, 10/03/07 (a)                                      100,000      100,000

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                  FACE AMOUNT    VALUE
RATE, MATURITY DATE                                     ($ X 1,000)  ($ X 1,000)
RB (Kaiser Permanente) Series 2006E
   3.63%, 11/07/07                                           40,000       40,000
RB (Sutter Health) Series 2007A
   3.82%, 10/03/07 (a)(c)(d)                                 31,490       31,490
   3.88%, 10/04/07 (a)(c)(d)                                 15,000       15,000
   3.89%, 10/04/07 (a)(c)(d)                                  3,360        3,360
Refunding RB (Cedars-Sinai Medical Center) Series 2005
   3.88%, 10/04/07 (a)(b)(c)(d)                               2,425        2,425
CALIFORNIA HFA
Home Mortgage RB Series 2002J
   4.16%, 10/01/07 (a)(b)(c)                                 34,880       34,880
Home Mortgage RB Series 2003K
   3.82%, 10/03/07 (a)(c)                                     6,600        6,600
Home Mortgage RB Series 2003M
   4.05%, 10/01/07 (a)(c)                                    10,270       10,270
Home Mortgage RB Series 2005B
   3.90%, 10/03/07 (a)(c)                                    20,000       20,000
Home Mortgage RB Series 2005H
   4.17%, 10/01/07 (a)(c)                                    11,500       11,500
   4.17%, 10/01/07 (a)(c)                                    30,590       30,590
Home Mortgage RB Series 2006I
   3.93%, 10/04/07 (a)(c)(d)                                  4,620        4,620
Home Mortgage RB Series 2006K
   3.93%, 10/04/07 (a)(c)(d)                                  6,215        6,215
   3.93%, 10/04/07 (a)(c)(d)                                  6,000        6,000
Home Mortgage RB Series 2006M
   3.96%, 10/04/07 (a)(c)(d)                                 10,900       10,900
Home Mortgage RB Series 2007H
   4.17%, 10/01/07 (a)(c)                                    50,000       50,000
   4.17%, 10/01/07 (a)(c)                                    50,000       50,000
M/F Housing RB III Series 2001G
   3.82%, 10/03/07 (a)(c)                                    14,120       14,120
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
IDRB (American-De Rosa Lamp Arts) Series 1999
   3.93%, 10/03/07 (a)(b)                                     4,950        4,950
IDRB (Fairmont Sign Co) Series 2000A
   4.02%, 10/04/07 (a)(b)                                     4,250        4,250
IDRB (Nelson Name Plate Co) Series 1999
   3.74%, 10/01/07 (a)(b)                                     2,450        2,450
IDRB (Roller Bearing Co) Series 1999
   4.00%, 10/03/07 (a)(b)                                     2,400        2,400
RB (Bay Area Toll Bridges Seismic Retrofit)
   Series 2003A
   3.88%, 10/04/07 (a)(b)(c)(d)                              17,740       17,740
   3.89%, 10/04/07 (a)(b)(c)(d)                              47,540       47,540
RB (California Independent System Operator Corp)
   Series 2004A
   3.75%, 10/03/07 (a)(b)(c)                                 14,800       14,800
RB (SRI International) Series 2003A
   3.78%, 10/04/07 (a)(b)                                     3,850        3,850
CALIFORNIA POLLUTION CONTROL FINANCING AUTH
Pollution Control Refunding RB (PG&E Co) Series 1996E
   3.88%, 10/01/07 (a)(b)                                     7,600        7,600
Pollution Control Refunding RB (PG&E Co)
   Series 2004A&D
   3.93%, 10/04/07 (a)(b)(c)(d)                               9,995        9,995
Refunding RB (Pacific Gas and Electric) Series 1996A
   3.90%, 10/04/07 (a)(b)(c)(d)                              14,830       14,830
Resource Recovery RB (Sanger) Series 1990A
   3.89%, 10/03/07 (a)(b)                                    19,200       19,200
Resource Recovery RB (Wadham Energy) Series 1987B
   3.82%, 10/03/07 (a)(b)                                     1,500        1,500
Solid Waste Disposal RB (Ag Resources III) Series 2004
   3.82%, 10/03/07 (a)(b)                                     5,570        5,570
Solid Waste Disposal RB (Agrifab) Series 2003
   3.82%, 10/03/07 (a)(b)                                     5,800        5,800
Solid Waste Disposal RB (Alameda Cnty Industries)
   Series 2000A
   3.82%, 10/03/07 (a)(b)                                     2,555        2,555
Solid Waste Disposal RB (Athens Disposal Co)
   Series 1995A
   3.82%, 10/03/07 (a)(b)                                     7,500        7,500
Solid Waste Disposal RB (Athens Disposal Co)
   Series 1999A
   3.82%, 10/03/07 (a)(b)                                     3,685        3,685
Solid Waste Disposal RB (Athens Services) Series 2001A
   3.82%, 10/03/07 (a)(b)                                     2,895        2,895
Solid Waste Disposal RB (Athens Services) Series 2006A
   3.82%, 10/03/07 (a)(b)                                    20,565       20,565
Solid Waste Disposal RB (Atlas Disposal Industries)
   Series 1999A
   3.82%, 10/03/07 (a)(b)                                     5,400        5,400
Solid Waste Disposal RB (BLT Enterprises of Fremont)
   Series 2005A
   3.87%, 10/03/07 (a)(b)                                     7,280        7,280
Solid Waste Disposal RB (BLT Enterprises of
   Sacramento) Series 1999A
   3.82%, 10/03/07 (a)(b)                                     7,535        7,535
Solid Waste Disposal RB (Blue Line Transfer)
   Series 1999A
   3.82%, 10/03/07 (a)(b)                                     3,680        3,680
Solid Waste Disposal RB (Blue Line Transfer)
   Series 2001A
   3.82%, 10/03/07 (a)(b)                                     3,500        3,500
Solid Waste Disposal RB (Browning-Ferris Industries
   of California) Series 1997A
   3.93%, 10/03/07 (a)(b)                                     9,300        9,300
Solid Waste Disposal RB (Burrtec Waste and Recycling
   Services LLC) Series 2006A
   3.80%, 10/03/07 (a)(b)                                    18,425       18,425

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                  FACE AMOUNT     VALUE
RATE, MATURITY DATE                                     ($ X 1,000)  ($ X 1,000)
Solid Waste Disposal RB (Burrtec Waste Group)
   Series 2004
   3.80%, 10/03/07 (a)(b)                                     9,920        9,920
Solid Waste Disposal RB (Burrtec Waste Group)
   Series 2006A
   3.80%, 10/03/07 (a)(b)                                    18,445       18,445
Solid Waste Disposal RB (Burrtec Waste Industries)
   Series 1997B
   3.80%, 10/03/07 (a)(b)                                     4,600        4,600
Solid Waste Disposal RB (Burrtec Waste Industries)
   Series 2000A
   3.80%, 10/03/07 (a)(b)                                     4,705        4,705
Solid Waste Disposal RB (Burrtec Waste Industries)
   Series 2002A
   3.80%, 10/03/07 (a)(b)                                     9,900        9,900
Solid Waste Disposal RB (California Waste Solutions)
   Series 2002A
   3.82%, 10/03/07 (a)(b)                                     8,830        8,830
Solid Waste Disposal RB (California Waste Solutions)
   Series 2004A
   3.82%, 10/03/07 (a)(b)                                     5,900        5,900
Solid Waste Disposal RB (California Waste Solutions)
   Series 2007A
   3.82%, 10/03/07 (a)(b)                                    25,905       25,905
Solid Waste Disposal RB (Cedar Avenue Recycling &
   Transfer Station LP)
   3.82%, 10/03/07 (a)(b)                                     2,700        2,700
Solid Waste Disposal RB (Cold Canyon Landfill)
   Series 1998A
   3.79%, 10/03/07 (a)(b)                                     5,845        5,845
Solid Waste Disposal RB (Contra Costa Waste Service)
   Series 1995A
   3.82%, 10/03/07 (a)(b)                                     3,225        3,225
Solid Waste Disposal RB (CR&R Inc) Series 1995A
   3.85%, 10/03/07 (a)(b)                                     3,160        3,160
Solid Waste Disposal RB (CR&R Inc) Series 2000A
   3.85%, 10/03/07 (a)(b)                                     2,860        2,860
Solid Waste Disposal RB (CR&R Inc) Series 2002A
   3.85%, 10/03/07 (a)(b)                                     3,400        3,400
Solid Waste Disposal RB (CR&R Inc) Series 2006A
   3.85%, 10/03/07 (a)(b)                                     7,840        7,840
Solid Waste Disposal RB (CR&R Inc) Series 2007A
   3.85%, 10/03/07 (a)(b)                                    10,305       10,305
Solid Waste Disposal RB (Desert Properties)
   Series 2006B
   3.79%, 10/03/07 (a)(b)                                     2,245        2,245
Solid Waste Disposal RB (EDCO Disposal Corp)
   Series 1996A
   3.80%, 10/03/07 (a)(b)                                     9,455        9,455
Solid Waste Disposal RB (EDCO Disposal Corp)
   Series 2004A
   3.80%, 10/03/07 (a)(b)                                    20,680       20,680
Solid Waste Disposal RB (Escondido Disposal/Jemco
   Equipment Corp)
   Series 1998A
   3.80%, 10/03/07 (a)(b)                                     7,845        7,845
Solid Waste Disposal RB (Federal Disposal Service)
   Series 2001A
   3.87%, 10/03/07 (a)(b)                                       750          750
Solid Waste Disposal RB (Garaventa Enterprises)
   Series 2006A
   3.82%, 10/03/07 (a)(b)                                     8,970        8,970
Solid Waste Disposal RB (Garden City Sanitation)
   Series 2007A
   3.87%, 10/03/07 (a)(b)                                     8,110        8,110
Solid Waste Disposal RB (Greenteam of San Jose)
   Series 1997A
   3.79%, 10/03/07 (a)(b)                                       800          800
Solid Waste Disposal RB (Greenteam of San Jose)
   Series 2001A
   3.79%, 10/03/07 (a)(b)                                     8,640        8,640
Solid Waste Disposal RB (Greenwaste of Tehama)
   Series 1999A
   3.79%, 10/03/07 (a)(b)                                       640          640
Solid Waste Disposal RB (GreenWaste Recovery)
   Series 2006A
   3.87%, 10/03/07 (a)(b)                                     2,930        2,930
Solid Waste Disposal RB (GreenWaste Recovery)
   Series 2007A
   3.87%, 10/03/07 (a)(b)                                    10,000       10,000
Solid Waste Disposal RB (Madera Disposal Systems Inc)
   Series 1998A
   3.79%, 10/03/07 (a)(b)                                     1,800        1,800
Solid Waste Disposal RB (MarBorg Industries)
   Series 2000A
   3.82%, 10/03/07 (a)(b)                                     3,445        3,445
Solid Waste Disposal RB (MarBorg Industries)
   Series 2002
   3.82%, 10/03/07 (a)(b)                                     4,010        4,010
Solid Waste Disposal RB (MarBorg Industries)
   Series 2004A
   3.82%, 10/03/07 (a)(b)                                     5,215        5,215
Solid Waste Disposal RB (Marin Sanitary Service)
   Series 2006A
   3.87%, 10/03/07 (a)(b)                                     3,910        3,910
Solid Waste Disposal RB (Metropolitan Recycling Corp)
  Series 2000B
   3.87%, 10/03/07 (a)(b)                                       860          860
Solid Waste Disposal RB (Mid-Valley Disposal)
   Series 2006A
   3.87%, 10/03/07 (a)(b)                                     3,560        3,560
Solid Waste Disposal RB (Mill Valley Refuse Service)
   Series 2003A
   3.82%, 10/03/07 (a)(b)                                     2,225        2,225
Solid Waste Disposal RB (Mottra Corp) Series 2002A
   3.87%, 10/03/07 (a)(b)                                     1,910        1,910
Solid Waste Disposal RB (Napa Recycling and Waste
   Services) Series 2005A
   3.87%, 10/03/07 (a)(b)                                     4,680        4,680

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                  FACE AMOUNT     VALUE
RATE, MATURITY DATE                                     ($ X 1,000)  ($ X 1,000)
Solid Waste Disposal RB (Northern Recycling & Waste
   Services) Series
   2007A
   3.87%, 10/03/07 (a)(b)                                     3,440        3,440
Solid Waste Disposal RB (Orange Ave Disposal Co)
   Series 2002A
   3.82%, 10/03/07 (a)(b)                                     5,785        5,785
Solid Waste Disposal RB (Placer Cnty Eastern Regional
   Sanitary Landfill)
   Series 2003A
   3.82%, 10/03/07 (a)(b)                                     4,625        4,625
Solid Waste Disposal RB (Rainbow Disposal Company)
   Series 2006A
   3.87%, 10/03/07 (a)(b)                                     8,910        8,910
Solid Waste Disposal RB (Ratto Group of Companies)
   Series 2001A
   3.82%, 10/03/07 (a)(b)                                     6,845        6,845
Solid Waste Disposal RB (Ratto Group of Companies)
   Series 2007A
   3.87%, 10/03/07 (a)(b)                                    11,400       11,400
Solid Waste Disposal RB (Sanco Services) Series 2002A
   3.80%, 10/03/07 (a)(b)                                     5,535        5,535
Solid Waste Disposal RB (Santa Clara Valley
   Industries) Series 1998A
   3.87%, 10/03/07 (a)(b)                                     1,415        1,415
Solid Waste Disposal RB (Solag Disposal) Series 1997A
   3.85%, 10/03/07 (a)(b)                                     2,135        2,135
Solid Waste Disposal RB (Specialty Solid Waste and
   Recycling) Series 2001A
   3.87%, 10/03/07 (a)(b)                                       700          700
Solid Waste Disposal RB (Talco Plastics) Series 1997A
   3.93%, 10/03/07 (a)(b)                                     2,975        2,975
Solid Waste Disposal RB (Valley Vista Services)
   Series 2003A
   3.87%, 10/03/07 (a)(b)                                     3,485        3,485
Solid Waste Disposal RB (Valley Vista Services)
   Series 2007A
   3.87%, 10/03/07 (a)(b)                                     2,920        2,920
Solid Waste Disposal RB (West Valley MRF)
   Series 1997A
   3.87%, 10/03/07 (a)(b)                                     2,105        2,105
Solid Waste Disposal RB (Zanker Road Landfill)
   Series 1999C
   3.87%, 10/03/07 (a)(b)                                     4,045        4,045
CALIFORNIA PUBLIC WORKS BOARD
Lease RB (California Community Colleges) Series 2007B
   3.92%, 10/04/07 (a)(b)(c)(d)                               3,650        3,650
Lease RB (Office of Emergency Services) Series 2007A
   3.92%, 10/04/07 (a)(b)(c)(d)                              10,315       10,315
Lease RB (University of California) Series 2005C
   3.92%, 10/04/07 (a)(c)(d)                                 21,870       21,870
Lease RB Series 1999A
   3.90%, 10/03/07 (a)(b)(c)(d)                               9,985        9,985
Lease RB Series 2005E
   3.92%, 10/04/07 (a)(b)(c)(d)                              11,040       11,040
Lease Refunding RB (Dept of Corrections &
   Rehabilitation) Series 2005J
   3.92%, 10/04/07 (a)(b)(c)(d)                              41,735       41,735
Lease Refunding RB (Dept of Corrections) Series 1993A
   3.88%, 10/04/07 (a)(b)(c)(d)                               3,000        3,000
Lease Refunding RB (Univ of California) Series 2007A
   3.84%, 10/04/07 (a)(b)(c)(d)                               8,940        8,940
   3.89%, 10/04/07 (a)(b)(c)(d)                              23,751       23,751
Lease Refunding RB (Univ of California) Series 2007C
   3.84%, 10/04/07 (a)(b)(c)(d)                              11,280       11,280
CALIFORNIA RURAL HOME MORTGAGE FIN AUTH HOME BUYERS
   FUND
S/F Mortgage RB Series 2005A
   4.17%, 10/01/07 (a)(c)                                     7,030        7,030
CALIFORNIA SCHOOL CASH RESERVE PROGRAM AUTH
COP (2007-2008 TRANS) Series A
   4.25%, 07/01/08 (b)                                       40,000       40,182
CALIFORNIA STATE UNIVERSITY
Systemwide RB Series 2005C
   3.88%, 10/04/07 (a)(b)(c)(d)                              31,390       31,390
   3.92%, 10/04/07 (a)(b)(c)(d)                              22,195       22,195
   3.92%, 10/04/07 (a)(b)(c)(d)                              21,240       21,240
CALIFORNIA STATE UNIVERSITY INSTITUTE
TECP Series A
   3.71%, 10/01/07 (b)                                       12,635       12,635
   3.64%, 11/07/07 (b)                                       14,925       14,925
   3.67%, 12/03/07 (b)                                       35,206       35,206
CALIFORNIA STATE UNIVERSITY TRUSTEES
Systemwide RB Series 2005A
   3.88%, 10/04/07 (a)(b)(c)(d)                              11,760       11,760
Systemwide RB Series 2005C
   3.88%, 10/04/07 (a)(b)(c)(d)                              26,165       26,165
Systemwide RB Series 2007A
   3.87%, 10/04/07 (a)(b)(c)(d)                              24,750       24,750
   3.92%, 10/04/07 (a)(b)(c)(d)                               6,700        6,700
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
COP (Sutter Health Obilgated Group) Series 2004
   3.89%, 10/04/07 (a)(b)(c)(d)                              25,873       25,873
COP (Sutter Health Related Group)
   3.90%, 10/03/07 (a)(b)(c)(d)                               5,000        5,000
IDRB (Golden Valley Grape Juice and Wine) Series 1998
   3.95%, 10/03/07 (a)(b)                                       210          210
IDRB (Integrated Rolling) Series 1999A
   3.74%, 10/01/07 (a)(b)                                       500          500

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                  FACE AMOUNT     VALUE
RATE, MATURITY DATE                                     ($ X 1,000)  ($ X 1,000)
M/F Housing RB (Bay Vista at MeadowPark Apts)
   Series 2003NN1
   3.87%, 10/04/07 (a)(b)                                    14,600       14,600
M/F Housing RB (Creekside at MeadowPark Apts)
   Series 2002HH
   3.87%, 10/04/07 (a)(b)                                     9,795        9,795
M/F Housing RB (Cypress Villa Apts) Series 2000F
   3.87%, 10/04/07 (a)(b)                                     4,725        4,725
M/F Housing RB (Dublin Ranch Sr Apts) Series 2003OO
   3.88%, 10/04/07 (a)(b)                                    15,090       15,090
M/F Housing RB (Dublin Ranch Sr Apts) Series 2006G
   3.88%, 10/04/07 (a)(b)                                     5,010        5,010
M/F Housing RB (Emerald Gardens Apts) Series 2000E
   3.87%, 10/04/07 (a)(b)                                     7,320        7,320
M/F Housing RB (Fairway Family Apts) Series 2003PP
   3.88%, 10/04/07 (a)(b)                                    30,000       30,000
M/F Housing RB (Fairway Family Apts) Series 2006H
   3.88%, 10/04/07 (a)(b)                                     7,000        7,000
M/F Housing RB (Heritage Oaks Apts) Series 2004YY
   3.87%, 10/04/07 (a)(b)                                     6,900        6,900
M/F Housing RB (Kimberly Woods Apts) Series 1995B
   3.87%, 10/03/07 (a)(b)                                    13,400       13,400
M/F Housing RB (Laurel Park Sr Apts) Series 2002H
   3.94%, 10/04/07 (a)(b)                                     5,500        5,500
M/F Housing RB (Los Padres Apts) Series 2003E
   3.87%, 10/04/07 (a)(b)                                    10,750       10,750
M/F Housing RB (Marlin Cove Apts) Series 2000V
   3.87%, 10/04/07 (a)(b)                                     6,000        6,000
M/F Housing RB (Oak Center Towers) Series 2005L
   3.87%, 10/04/07 (a)(b)                                    11,450       11,450
M/F Housing RB (Oakmont of Concord) Series 2002Q
   3.87%, 10/04/07 (a)(b)                                    25,000       25,000
M/F Housing RB (Park David Sr Apts) Series 1999D
   3.87%, 10/04/07 (a)(b)                                     8,220        8,220
M/F Housing RB (Plaza Club Apts) Series 1997A
   3.86%, 10/04/07 (a)(b)                                    14,790       14,790
M/F Housing RB (Rancho Santa Fe Village Apts)
   Series 2004EE
   3.95%, 10/04/07 (a)(b)                                    12,300       12,300
M/F Housing RB (Sagewood At Stonebridge Estates)
   Series 2005CC
   3.87%, 10/04/07 (a)(b)                                     9,100        9,100
M/F Housing RB (The Belmont) Series 2005F
   3.87%, 10/04/07 (a)(b)                                    10,500       10,500
M/F Housing RB (Valley Palms Apts) Series 2002C
   3.87%, 10/04/07 (a)(b)                                    12,000       12,000
M/F Housing RB (Villas at Hamilton Apts) Series 2001HH
   3.87%, 10/04/07 (a)(b)                                    11,440       11,440
M/F Housing RB (Wilshire Court Apts) Series 2004AAA
   3.87%, 10/04/07 (a)(b)                                    15,000       15,000
M/F Housing RB (Woodsong Apts) Series 1997B
   3.83%, 10/04/07 (a)(b)                                     3,127        3,127
M/F Housing RB (Wyndover Apts) Series 2004LL
   3.87%, 10/04/07 (a)(b)                                    17,450       17,450
M/F Housing Refunding RB (Brandon Place Apts)
   Series 2006D
   3.87%, 10/04/07 (a)(b)                                     6,070        6,070
M/F Housing Refunding RB (Crystal View Apts)
   Series 2004A
   3.87%, 10/04/07 (a)(b)                                     7,075        7,075
RB (Children's Hospital of Los Angeles) Series 2007
   3.86%, 10/04/07 (a)(b)(c)(d)                              37,500       37,500
RB (Elder Care Alliance) Series 2000
   3.85%, 10/03/07 (a)(b)                                    12,560       12,560
RB (Gemological Institute) Series 2001
   3.74%, 10/04/07 (a)(b)(c)                                    580          580
RB (Jewish Federation Council of Greater Los Angeles)
   Series 2000A
   3.92%, 10/04/07 (a)(b)                                     1,600        1,600
RB (Kaiser Permanente) Series 2003A
   3.80%, 10/03/07 (a)                                       30,300       30,300
RB (Kaiser Permanente) Series 2004K
   3.63%, 11/07/07                                           11,000       11,000
   3.61%, 12/12/07                                           26,500       26,500
   3.61%, 12/13/07                                           14,000       14,000
RB (Kaiser Permanente) Series 2004M
   3.80%, 10/03/07 (a)                                       14,700       14,700
RB (Kaiser Permanente) Series 2006D
   3.63%, 11/07/07                                           20,000       20,000
RB (Kaiser Permanente) Series 2007B
   3.88%, 10/04/07 (a)(b)(c)(d)                              75,000       75,000
RB (Laurence School) Series 2003
   3.75%, 10/04/07 (a)(b)                                     2,650        2,650
RB (National Public Radio) Series 2002
   3.86%, 10/03/07 (a)(b)                                     1,325        1,325
RB (Painted Turtle) Series 2003
   3.75%, 10/04/07 (a)(b)                                    11,650       11,650
RB (Sutter Health) Series 2003A
   3.87%, 10/04/07 (a)(b)(c)(d)                              14,850       14,850
   3.89%, 10/04/07 (a)(b)(c)(d)                               7,000        7,000
RB (Sutter Health) Series 2003B
   3.87%, 10/04/07 (a)(b)(c)(d)                              47,430       47,430
Solid Waste Facilities RB (Chevron USA) Series 1994
   3.91%, 10/03/07 (a)                                       24,990       24,990
TRAN Program Note Participations Series 2007A2
   3.62%, 06/30/08                                           12,500       12,579
   3.68%, 06/30/08                                           13,365       13,444

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                  FACE AMOUNT     VALUE
RATE, MATURITY DATE                                     ($ X 1,000)  ($ X 1,000)
TRAN Program Note Participations Series 2007A3
   3.62%, 06/30/08                                           15,000       15,095
   3.66%, 06/30/08                                           25,000       25,151
TRAN Program Note Participations Series 2007A4
   3.62%, 06/30/08                                           12,500       12,579
TRAN Program Note Participations Series 2007A5
   3.62%, 06/30/08                                           10,000       10,064
   3.68%, 06/30/08                                           25,520       25,670
CARLSBAD
M/F Housing Refunding RB (Santa Fe
   Ranch Apts) Series 1993A
   3.74%, 10/04/07 (a)(b)                                    14,500       14,500
CENTRAL UNIFIED SD
GO Refunding Bonds Series 2005
   3.88%, 10/04/07 (a)(b)(c)(d)                              11,855       11,855
CHAFFEY COMMUNITY COLLEGE DISTRICT
GO Bonds (Election of 2002) Series
   2007C
   3.88%, 10/04/07 (a)(b)(c)(d)                               6,000        6,000
COAST COMMUNITY COLLEGE DISTRICT
GO Bonds (Election of 2002) Series 2006B
   3.88%, 10/04/07 (a)(b)(c)(d)                               7,480        7,480
GO Bonds (Election of 2002) Series 2006C
   3.90%, 10/04/07 (a)(b)(c)(d)                              17,785       17,785
CONTRA COSTA CNTY
M/F Mortgage RB (El Cerrito Royale)
   Series 1987A
   3.83%, 10/04/07 (a)(b)                                     2,480        2,480
CONTRA COSTA CNTY PUBLIC FINANCING AUTH
Tax Allocation RB Series 2007A
   3.88%, 10/04/07 (a)(b)(c)(d)                               9,500        9,500
CONTRA COSTA WATER DISTRICT
Water Refunding RB Series O
   3.92%, 10/04/07 (a)(b)(c)(d)                              11,700       11,700
DESERT SANDS UNIFIED SD
GO Bonds (Election of 2001) Series
   2006
   3.88%, 10/04/07 (a)(b)(c)(d)                              11,150       11,150
DIAMOND BAR PUBLIC FINANCING AUTH
Lease RB (Community/Senior Center)
   Series 2002A
   3.93%, 10/03/07 (a)(b)                                     9,325        9,325
EAST BAY MUNICIPAL UTILITY DISTRICT
Wastewater System Subordinated RB Series 2007A
   3.87%, 10/04/07 (a)(b)(c)(d)                               6,600        6,600
Water System CP
   3.50%, 12/04/07 (c)                                       40,000       40,000
   3.52%, 12/07/07 (c)                                        4,000        4,000
Water System Subordinated RB Series 2005A
   3.75%, 02/28/08 (b)(c)(d)                                 11,450       11,450
Water System Subordinated RB Series 2007A
   3.87%, 10/04/07 (a)(b)(c)(d)                              66,000       66,000
   3.92%, 10/04/07 (a)(b)(c)(d)                              27,525       27,525
Water System Subordinated Refunding RB Series 2007A
   3.88%, 10/04/07 (a)(b)(c)(d)                               8,565        8,565
EL CAJON REDEVELOPMENT AGENCY
M/F Housing RB (Park-Mollison &
   Madison Apts) Series 1998
   3.86%, 10/04/07 (a)(b)                                     4,800        4,800
EL CAMINO COMMUNITY COLLEGE DISTRICT
GO Bonds (Election of 2002) Series 2006B
   3.88%, 10/04/07 (a)(b)(c)(d)                               2,895        2,895
GO Bonds Series 2003A
   3.87%, 10/04/07 (a)(b)(c)(d)                              16,100       16,100
EL CAMINO HOSPITAL DISTRICT
2006 GO Bonds
   3.88%, 10/04/07 (a)(b)(c)(d)                               6,600        6,600
   3.89%, 10/04/07 (a)(b)(c)(d)                               7,630        7,630
ELK GROVE UNIFIED SD
Community Facilities District No.1
   Special Tax Bonds (Election of
   1998) Series 2005
   3.86%, 10/04/07 (a)(b)(c)(d)                              17,010       17,010
ELSINORE VALLEY MUNI WATER DISTRICT
COP Series 2007A
   3.62%, 08/07/08 (b)(c)(d)                                 13,000       13,000
EMERYVILLE REDEVELOPMENT AGENCY
M/F Housing RB (Bay St Apts) Series
   2002A
   3.87%, 10/04/07 (a)(b)                                    87,715       87,715
ESCONDIDO
M/F Housing RB (Via Roble Apts)
   Series 2003A
   3.87%, 10/04/07 (a)(b)                                     6,900        6,900
EVERGREEN ELEMENTARY SD
GO Refunding Bonds Series 2005
   3.92%, 10/04/07 (a)(b)(c)(d)                              16,085       16,085
FOOTHILL-DEANZA COMMUNITY COLLEGE DISTRICT
GO Bonds Series A
   3.90%, 10/03/07 (a)(c)(d)                                  9,950        9,950
GO Bonds Series C
   3.60%, 10/04/07 (a)(b)(c)(d)                              14,995       14,995
FRESNO IDA
IDRB (Keiser Corp) Series 1997
   3.93%, 10/03/07 (a)(b)                                     1,160        1,160
GOLDEN STATE TOBACCO SECURITIZATION CORP
Enhanced Tobacco Settlement Asset-Backed Bonds
   Series 2005A
   3.87%, 10/04/07 (a)(b)(c)(d)                              19,805       19,805
   3.88%, 10/04/07 (a)(b)(c)(d)                              56,015       56,015
   3.88%, 10/04/07 (a)(b)(c)(d)                              41,440       41,440
   3.88%, 10/04/07 (a)(b)(c)(d)                               7,500        7,500

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                  FACE AMOUNT     VALUE
RATE, MATURITY DATE                                     ($ X 1,000)  ($ X 1,000)
   3.88%, 10/04/07 (a)(b)(c)(d)                              49,500       49,500
   3.89%, 10/04/07 (a)(b)(c)(d)                              19,460       19,460
   3.93%, 10/04/07 (a)(b)(c)(d)                              46,000       46,000
Tobacco Settlement Asset-Backed Bonds Series 2003A1
   3.88%, 10/04/07 (a)(c)(d)                                 21,915       21,915
Tobacco Settlement Asset-Backed Bonds Series 2007A1
   3.88%, 10/04/07 (a)(b)(c)(d)                              65,140       65,140
GOLDEN VALLEY UNIFIED SD
GO Bonds (Election of 1999) Series D
   3.91%, 10/04/07 (a)(b)(c)(d)                               8,447        8,447
GOLDEN WEST SCHOOLS FINANCING AUTH
GO Bonds (Beverly Hills Unified SD)
   Series 2005
   3.88%, 10/04/07 (a)(b)(c)(d)                               8,840        8,840
GROSSMONT UNION HIGH SD
GO Bonds (Election of 2004) Series
   2006
   3.95%, 10/04/07 (a)(b)(c)(d)                               5,575        5,575
HAWTHORNE COMMUNITY FACILITIES DISTRICT NO. 2006-1
Special Tax Bonds (Three Sixty
   Degrees at South Bay) Series 2006
   3.88%, 10/04/07 (a)(b)(c)(d)                               4,125        4,125
HAYWARD
M/F Housing RB (Lord Tennyson Apts) Series 2005A
   3.95%, 10/04/07 (a)(b)                                    13,915       13,915
M/F Housing RB (Shorewood Apts) Series 1984A
   3.79%, 10/04/07 (a)(b)                                    12,100       12,100
HAYWARD HOUSING AUTH
M/F Mortgage Refunding RB (Huntwood
   Terrace Apts) Series 1993A
   3.77%, 10/03/07 (a)(b)                                     5,055        5,055
HERCULES PUBLIC FINANCING AUTH
Lease RB Series 2003A
   3.75%, 10/04/07 (a)(b)                                     6,885        6,885
HUNTINGTON BEACH
M/F Housing RB (Five Points
   Seniors) Series 1991A
   3.86%, 10/04/07 (a)(b)                                     9,500        9,500
HUNTINGTON PARK REDEVELOPMENT AGENCY
M/F Housing RB (Casa Rita Apts)
   Series 1994A
   3.86%, 10/04/07 (a)(b)                                     4,600        4,600
IRVINE
Lease RB (Capital Improvement)
   Series 1985
   3.78%, 10/04/07 (a)(b)                                     1,675        1,675
IRVINE ASSESSMENT DISTRICT
Limited Obligation Improvement Bonds (Assessment
   District No. 03-19)
   Series B
   3.95%, 10/01/07 (a)(b)                                       164          164
Limited Obligation Improvement Bonds (Assessment
   District No. 93-14)
   Series 2000
   3.84%, 10/01/07 (a)(b)                                     2,500        2,500
Limited Obligation Improvement Bonds (Northwest
   Irvine) Series 1997
   3.84%, 10/01/07 (a)(b)                                     1,630        1,630
IRVINE RANCH WATER DISTRICT
1986 Capital Improvement Project
   4.00%, 10/01/07 (a)(b)                                     4,500        4,500
IRVINE UPDATES IMPROVEMENT BOARD ASSESSMENT DISTRICT
Limited Obligation Improvement
   Bonds (Assessment District No.
   97-17)
   3.84%, 10/01/07 (a)(b)                                     4,300        4,300
IRWINDALE COMMUNITY REDEVELOPMENT AGENCY
Tax Allocation Refunding Parity
   Bonds (City Industrial
   Development) Series 2006
   3.88%, 10/04/07 (a)(b)(c)(d)                               7,100        7,100
KERN CNTY
2007-08 TRAN
   3.62%, 06/30/08                                           25,000       25,159
LODI
Electric System Revenue COP Series
   2002A
   3.75%, 10/03/07 (a)(b)(c)                                 30,360       30,360
LONG BEACH
Harbor RB Series 2002B
   3.96%, 10/04/07 (a)(b)(c)(d)                              12,000       12,000
Harbor Refunding RB Series 1998A
   3.93%, 10/04/07 (a)(b)(c)(d)                               6,570        6,570
LONG BEACH HARBOR
Refunding RB Series 2005A
   3.93%, 10/04/07 (a)(b)(c)(d)                               2,520        2,520
TECP Series A
   3.69%, 11/15/07 (c)                                       31,400       31,400
LONG BEACH UNIFIED SD
Capital Improvement Refinancing COP
   Series 2001
   3.84%, 10/04/07 (a)(b)(c)                                  7,905        7,905
LOS ANGELES
GO Refunding Bonds Series 1998A
   3.92%, 10/04/07 (a)(b)(c)(d)                               4,150        4,150
M/F Housing RB (Beverly Park Apts) Series 1988A
   3.81%, 10/01/07 (a)(b)                                     9,000        9,000
M/F Housing RB (Fountain Park Phase II) Series 2000B
   3.95%, 10/04/07 (a)(b)                                    15,515       15,515
M/F Housing RB (Fountain Park) Series 1999P
   3.95%, 10/04/07 (a)(b)                                     9,800        9,800
M/F Housing RB Series 1985K
   3.80%, 10/02/07 (a)(b)                                       752          752
Sanitation Equipment Charge RB Series 2005A
   3.92%, 10/04/07 (a)(b)(c)(d)                               5,475        5,475

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                  FACE AMOUNT     VALUE
RATE, MATURITY DATE                                     ($ X 1,000)  ($ X 1,000)
TRAN 2007
   3.65%, 06/30/08                                           49,600       49,903
   3.67%, 06/30/08                                          103,000      103,615
Wastewater System Refunding RB Series 2002A
   3.95%, 10/04/07 (a)(b)(c)(d)                               6,840        6,840
Wastewater System Subordinate Refunding RB
   Series 2006A
   3.72%, 10/04/07 (a)(b)(c)                                  1,600        1,600
Wastewater System Subordinate Refunding RB
   Series 2006D
   3.77%, 10/04/07 (a)(b)(c)                                  4,980        4,980
LOS ANGELES CNTY
2007-08 TRAN
   3.62%, 06/30/08                                           50,000       50,316
   3.64%, 06/30/08                                            7,755        7,803
LOS ANGELES CNTY METROPOLITAN TRANSPORTATION AUTH
Prop A First Tier Sr Sales Tax RB Series 2005A
   3.92%, 10/04/07 (a)(b)(c)(d)                               4,445        4,445
Second Subordinate Sales Tax Revenue CP Series A
   3.60%, 11/06/07 (b)                                       36,650       36,650
Sr Sales Tax RB Series 2001A
   3.87%, 10/04/07 (a)(b)(c)(d)                              12,600       12,600
Sr Sales Tax Refunding RB Series 2001B
   3.88%, 10/04/07 (a)(b)(c)(d)                              24,750       24,750
LOS ANGELES CNTY PUBLIC WORKS FINANCING AUTH
Lease RB (2006 Master Refunding)
   Series 2007B
   3.89%, 10/04/07 (a)(b)(c)(d)                              13,330       13,330
LOS ANGELES COMMUNITY COLLEGE DISTRICT
GO Bonds (2003 Election) Series 2006E
   3.92%, 10/04/07 (a)(b)(c)(d)                              35,225       35,225
LOS ANGELES COMMUNITY REDEVELOPMENT AGENCY
Lease RB Series 2007B1
   3.88%, 10/04/07 (a)(b)(c)(d)                               5,765        5,765
M/F Housing RB (Wilshire Station Apts) Series 2003A
   4.00%, 10/01/07 (a)(b)                                    31,175       31,175
M/F Housing RB (Wilshire Station Apts) Series 2004A
   4.00%, 10/01/07 (a)(b)                                    10,000       10,000
LOS ANGELES DEPT OF WATER & POWER
Power Supply RB Series 2005A1
   3.88%, 10/04/07 (a)(b)(c)(d)                               6,000        6,000
Power System RB Series 2001B-2
   3.65%, 10/04/07 (a)(c)                                     9,750        9,750
Power System RB Series 2001 B-6
   3.88%, 10/01/07 (a)(c)                                     2,600        2,600
Power System RB Series 2001A
   3.88%, 10/04/07 (a)(b)(c)(d)                              24,750       24,750
Power System RB Series 2001A1
   3.88%, 10/04/07 (a)(b)(c)(d)                              15,000       15,000
   3.95%, 10/04/07 (a)(c)(d)                                  7,120        7,120
Power System RB Series 2001B3
   3.90%, 10/01/07 (a)(c)                                    30,060       30,060
Power System RB Series 2005A1
   3.86%, 10/04/07 (a)(b)(c)(d)                               8,140        8,140
Power System RB Series 2005A2
   3.89%, 10/04/07 (a)(b)(c)(d)                              20,800       20,800
Power System Revenue CP Notes
   3.65%, 10/04/07 (c)                                       25,000       25,000
   3.70%, 10/10/07 (c)                                       40,000       40,000
   3.64%, 12/06/07 (c)                                       47,500       47,500
Water System RB Series 2001A
   3.89%, 10/04/07 (a)(b)(c)(d)                              13,555       13,555
Water System RB Series 2006A2
   3.88%, 10/04/07 (a)(b)(c)(d)                              13,355       13,355
Water System RB Series 2007A1
   3.89%, 10/04/07 (a)(b)(c)(d)                               5,205        5,205
Water Works RB Series 1999
   3.90%, 10/03/07 (a)(b)(c)(d)                              22,090       22,090
LOS ANGELES HARBOR
RB Series 2006D
   3.92%, 10/04/07 (a)(b)(c)(d)                              12,675       12,675
Refunding RB Series 2005 A&B
   3.92%, 10/04/07 (a)(b)(c)(d)                              22,780       22,780
Refunding RB Series 2006B
   3.93%, 10/04/07 (a)(b)(c)(d)                              13,680       13,680
LOS ANGELES MUNICIPAL IMPROVEMENT CORP
Lease RB (Police HQ & Public Works Building)
   Series 2006A
   3.81%, 10/03/07 (a)(b)(c)(d)                              18,165       18,165
   3.88%, 10/04/07 (a)(b)(c)(d)                               3,505        3,505
Lease RB (Police HQ) Series A
   3.89%, 10/04/07 (a)(b)(c)(d)                              25,265       25,265
Lease RB Series 2006A
   3.88%, 10/04/07 (a)(b)(c)(d)                              14,545       14,545
Lease Revenue CP Series A1
   3.57%, 10/02/07 (b)                                        3,075        3,075
   3.63%, 10/09/07 (b)                                        9,200        9,200
   3.58%, 12/07/07 (b)                                       15,000       15,000
LOS ANGELES UNIFIED SD
GO Bonds
   3.94%, 10/04/07 (a)(b)(c)(d)                               6,570        6,570
GO Bonds (Election of 2002) Series 2005C&E
   3.88%, 10/04/07 (a)(b)(c)(d)                              20,000       20,000
GO Bonds (Election of 2002) Series 2007B
   3.87%, 10/04/07 (a)(b)(c)(d)                               5,225        5,225
   3.87%, 10/04/07 (a)(b)(c)(d)                              12,050       12,050
   3.88%, 10/04/07 (a)(b)(c)(d)                               7,000        7,000
   3.88%, 10/04/07 (a)(b)(c)(d)                              15,595       15,595
GO Bonds (Election of 2002) Series B
   3.86%, 10/04/07 (a)(b)(c)(d)                               3,250        3,250
   3.92%, 10/04/07 (a)(b)(c)(d)                              13,775       13,775

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                  FACE AMOUNT     VALUE
RATE, MATURITY DATE                                     ($ X 1,000)  ($ X 1,000)
GO Bonds (Election of 2004 & 2005)
   Series 2005E & 2006C
   3.89%, 10/04/07 (a)(b)(c)(d)                              34,106       34,106
GO Bonds (Election of 2004) Series 2005E
   3.88%, 10/04/07 (a)(b)(c)(d)                               3,835        3,835
   3.88%, 10/04/07 (a)(b)(c)(d)                               3,400        3,400
GO Bonds (Election of 2004) Series 2006F
   3.89%, 10/04/07 (a)(b)(c)(d)                               5,500        5,500
   3.74%, 01/01/13 (b)(c)(d)                                 16,225       16,225
GO Bonds (Election of 2004) Series 2006G
   3.88%, 10/04/07 (a)(b)(c)(d)                               4,430        4,430
   3.92%, 10/04/07 (a)(b)(c)(d)                               8,275        8,275
GO Bonds (Election of 2004) Series 2007H
   3.87%, 10/04/07 (a)(b)(c)(d)                              24,750       24,750
   3.88%, 10/04/07 (a)(b)(c)(d)                              29,700       29,700
   3.92%, 10/04/07 (a)(b)(c)(d)                              24,680       24,680
GO Bonds (Election of 2004) Series H
   3.87%, 10/04/07 (a)(b)(c)(d)                               6,600        6,600
GO Refunding Bonds Series 2005A1
   3.92%, 10/04/07 (a)(b)(c)(d)                              46,080       46,080
   3.92%, 10/04/07 (a)(b)(c)(d)                               8,050        8,050
GO Refunding Bonds Series 2005A2
   3.92%, 10/04/07 (a)(b)(c)(d)                               8,040        8,040
GO Refunding Bonds Series 2006B
   3.88%, 10/04/07 (a)(b)(c)(d)                               7,700        7,700
   3.92%, 10/04/07 (a)(b)(c)(d)                               4,330        4,330
GO Refunding Bonds Series 2007A1
   3.88%, 10/04/07 (a)(b)(c)(d)                              21,340       21,340
   3.88%, 10/04/07 (a)(b)(c)(d)                              18,565       18,565
   3.92%, 10/04/07 (a)(b)(c)(d)                               5,070        5,070
   3.92%, 10/04/07 (a)(b)(c)(d)                              18,525       18,525
GO Refunding Bonds Series 2007A2
   3.90%, 10/03/07 (a)(b)(c)(d)                               7,420        7,420
GO Refunding Bonds Series A1
   3.88%, 10/04/07 (a)(b)(c)(d)                               2,140        2,140
   3.88%, 10/04/07 (a)(b)(c)(d)                              11,695       11,695
GO Refunding Bonds Series B
   3.88%, 10/04/07 (a)(b)(c)(d)                               8,700        8,700
TRAN Series 2006-2007 A
   3.42%, 12/03/07                                           25,000       25,045
LOS ANGELES WASTEWATER SYSTEM
Refunding RB Series 2002A
   3.88%, 10/04/07 (a)(b)(c)(d)                              12,245       12,245
MADERA CNTY
Lease RB (Madera Municipal Golf
   Course Refinancing) Series 1993
   3.79%, 10/04/07 (a)(b)                                     2,715        2,715
MARTINEZ
M/F Housing Refunding RB (Muirwood
   Garden Apts) Series 2003A
   3.80%, 10/03/07 (a)(b)                                     6,800        6,800
MERCED IRRIGATION DISTRICT
Electric System Refunding RB Series 2005
   3.88%, 10/04/07 (a)(b)(c)(d)                               3,250        3,250
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNA
RB Series 2000B4
   3.74%, 10/03/07 (a)(c)                                    28,100       28,100
MODESTO IRRIGATION DISTRICT
COP (1996 Refunding & Capital Improvements)
   Series 2006A
   3.92%, 10/04/07 (a)(b)(c)(d)                               2,260        2,260
COP (1996 Refunding & Capital Improvements)
   Series 2007
   3.81%, 10/04/07 (a)(b)(c)(d)                              10,225       10,225
MT DIABLO UNIFIED SD
GO Bonds (Election of 2002) Series 2004
   3.88%, 10/04/07 (a)(b)(c)(d)                              10,590       10,590
MT SAN ANTONIO COMMUNITY COLLEGE DISTRICT
GO Bonds (Election of 2001) Series 2004B
   3.87%, 10/04/07 (a)(b)(c)(d)                              13,140       13,140
GO Bonds (Election of 2001) Series 2006C
   3.88%, 10/04/07 (a)(b)(c)(d)                               4,845        4,845
NATOMAS UNIFIED SD
GO Bonds (Election of 2006) Series 2006 & 2007
   3.88%, 10/04/07 (a)(b)(c)(d)                              13,500       13,500
NORTHERN CALIFORNIA GAS AUTH
Gas Project RB Series 2007B
   3.89%, 10/04/07 (a)(c)(d)                                 14,100       14,100
   3.91%, 10/04/07 (a)(c)(d)                                 44,422       44,422
OAKLAND
Insured RB (180 Harrison
   Foundation) Series 1999A
   3.90%, 10/03/07 (a)(b)(c)(d)                               4,500        4,500
OAKLAND UNIFIED SD
GO Bonds (Election of 2006) Series 2006
   3.88%, 10/04/07 (a)(b)(c)(d)                              24,985       24,985
GO Refunding Bonds Series 2007
   3.87%, 10/04/07 (a)(b)(c)(d)                              11,000       11,000
OCEANSIDE
M/F Mortgage RB (Riverview Springs
   Apts) Series 1990A
   3.86%, 10/04/07 (a)(b)                                    14,070       14,070
OHLONE COMMUNITY COLLEGE DISTRICT
GO Bonds (Election of 2002) Series B
   3.88%, 10/04/07 (a)(b)(c)(d)                              10,000       10,000
ONTARIO HOUSING AUTH
M/F Housing RB (Parc Vista) Series 2006B
   3.87%, 10/04/07 (a)(b)                                     6,960        6,960
M/F Housing RB (Terrace View) Series 2006A
   3.87%, 10/04/07 (a)(b)                                     6,240        6,240
ORANGE CNTY
Apartment Development Refunding RB (Villas Aliento)
   Series 1998E
   3.75%, 10/04/07 (a)(b)                                     4,500        4,500

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                  FACE AMOUNT     VALUE
RATE, MATURITY DATE                                     ($ X 1,000)  ($ X 1,000)
COP (Florence Crittenton Services) Series 1990
   3.68%, 10/03/07 (a)(b)                                     4,300        4,300
ORANGE CNTY LOCAL TRANSPORTATION AUTH
Sales Tax Revenue CP Notes
   3.57%, 11/14/07 (b)                                       22,600       22,600
ORANGE CNTY SANITATION DISTRICT
COP Series 2003
   3.89%, 10/04/07 (a)(b)(c)(d)                               2,133        2,133
Refunding COP Series 2000A
   3.85%, 10/01/07 (a)(c)                                     5,120        5,120
Refunding COP Series 2000B
   3.85%, 10/01/07 (a)(c)                                     4,500        4,500
OXNARD FINANCING AUTH
Water Revenue Project Bonds Series 2006
   3.88%, 10/04/07 (a)(b)(c)(d)                              11,765       11,765
PALM DESERT FINANCING AUTH
Tax Allocation Refunding RB
   (Project Area No.2) Series 2006A
   3.88%, 10/04/07 (a)(b)(c)(d)                               6,500        6,500
PALM SPRINGS UNIFIED SD
GO Bonds (Election of 2004) Series A
   3.88%, 10/04/07 (a)(b)(c)(d)                              10,400       10,400
PARAMOUNT UNIFIED SD
GO Bonds (Election of 2006) Series 2007
   3.70%, 02/28/08 (a)(b)(c)(d)                               5,000        5,000
PASADENA
COP (City Hall & Park Improvements)
   Series 2003
   3.73%, 10/04/07 (a)(b)(c)                                  8,590        8,590
PETALUMA COMMUNITY DEVELOPMENT COMMISSION
M/F Housing RB (Oakmont) Series 1996A
   3.94%, 10/04/07 (a)(b)                                     3,150        3,150
PINOLE REDEVELOPMENT AGENCY
M/F Housing RB (East Bluff Apts)
   Series 1998A
   3.90%, 10/04/07 (a)(b)                                     4,959        4,959
PITTSBURG REDEVELOPMENT AGENCY
Subordinate Tax Allocation Bonds
   (Los Medanos) Series 2004A
   3.98%, 10/01/07 (a)(b)(c)                                  7,500        7,500
PLEASANT HILL
M/F Mortgage RB (Brookside Apts)
   Series 1988A
   3.70%, 10/03/07 (a)(b)                                     3,800        3,800
PLEASANTON
M/F Housing RB (Busch Sr Housing)
   Series 2003A
   3.90%, 10/04/07 (a)(b)                                     2,360        2,360
PORT OF OAKLAND
CP Series D
   3.70%, 10/01/07 (b)                                       19,980       19,980
RB Series 2000K
   3.95%, 10/03/07 (a)(b)(c)(d)                              15,000       15,000
   3.93%, 10/04/07 (a)(b)(c)(d)                               8,415        8,415
   3.93%, 10/04/07 (a)(b)(c)(d)                               9,760        9,760
RB Series 2002L
   3.92%, 10/04/07 (a)(b)(c)(d)                              13,000       13,000
POWAY UNIFIED SD
School Facilities Improvement
   District No.2002-1 GO Bonds
   (Election 2002) Series B
   3.89%, 10/04/07 (a)(b)(c)(d)                               9,522        9,522
RANCHO WATER DISTRICT FINANCING AUTH
RB Series 2002A
   3.88%, 10/04/07 (a)(b)(c)(d)                               8,435        8,435
REDWOOD CITY
COP (City Hall) Series 1998
   3.75%, 10/04/07 (a)(b)                                     4,585        4,585
RICHMOND
M/F Housing RB (Baycliff Apts) Series 2004A
   3.87%, 10/04/07 (a)(b)                                    28,800       28,800
Wastewater RB Series 2006B
   3.75%, 10/04/07 (a)(b)(c)                                 13,155       13,155
RICHMOND JOINT POWERS FINANCING AUTH
Lease RB (Refunding & Civic Center
   Project) Series 2007
   3.79%, 10/04/07 (a)(b)(c)                                 40,000       40,000
RIVERSIDE CNTY
Transportation Commission CP Notes
   (Limited Tax Bonds)
   3.72%, 10/18/07 (b)                                        6,900        6,900
RIVERSIDE CNTY ASSET LEASING CORP
Leasehold RB (Southwest Justice
   Ctr) Series 2000B
   3.75%, 10/03/07 (a)(b)(c)                                  7,800        7,800
RIVERSIDE CNTY HOUSING AUTH
M/F Housing RB (Victoria Springs
   Apts) Series 1989C
   3.86%, 10/04/07 (a)(b)                                     9,000        9,000
RIVERSIDE COMMUNITY COLLEGE DISTRICT
GO Bonds (Election of 2004)
   Series 2007C
   3.88%, 10/04/07 (a)(b)(c)(d)                               8,600        8,600
ROSEVILLE JOINT UNION HIGH SD
COP Series 2003
   3.75%, 10/04/07 (a)(b)(c)                                  5,165        5,165
ROWLAND UNIFIED SD
GO Bonds (2006 Election) Series A
   3.89%, 10/04/07 (a)(b)(c)(d)                               3,400        3,400
SACRAMENTO AREA FLOOD CONTROL AGENCY
Consolidated Capital Assessment
   District Bonds Series 2007A
   3.88%, 10/04/07 (a)(b)(c)(d)                               7,160        7,160

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                  FACE AMOUNT     VALUE
RATE, MATURITY DATE                                     ($ X 1,000)  ($ X 1,000)
SACRAMENTO CNTY
COP (Animal Care/Youth Detention Facilities)
   Series 2007
   3.87%, 10/04/07 (a)(b)(c)(d)                              21,345       21,345
Special Facilities Airport RB (Cessna Aircraft Co)
   Series 1998
   3.89%, 10/04/07 (a)(b)                                     7,800        7,800
TRAN Series 2007A
   3.67%, 07/09/08                                           25,000       25,154
   3.68%, 07/09/08                                           20,000       20,121
SACRAMENTO CNTY HOUSING AUTH
M/F Housing RB (Hastings Park Apts) Series 2004G
   3.87%, 10/04/07 (a)(b)                                    16,500       16,500
M/F Housing Refunding RB (Chesapeake Commons Apts)
   Series 2001C
   3.86%, 10/04/07 (a)(b)                                    32,500       32,500
SACRAMENTO CNTY SANITATION DISTRICT FINANCING AUTH
RB Series 2004A
   3.88%, 10/04/07 (a)(b)(c)(d)                               3,230        3,230
Refunding RB Series 2007B
   3.92%, 10/04/07 (a)(b)(c)(d)                              27,070       27,070
SACRAMENTO CNTY WATER FINANCE AUTH
RB Series 2007B
   3.87%, 10/04/07 (a)(b)(c)(d)                              19,995       19,995
   3.89%, 10/04/07 (a)(b)(c)(d)                              57,950       57,950
SACRAMENTO FINANCE AUTH
Capital Improvement RB Series 2006A
   3.92%, 10/04/07 (a)(b)(c)(d)                               7,270        7,270
Refunding RB (Master Lease) Series 2006E
   3.92%, 10/04/07 (a)(b)(c)(d)                               9,780        9,780
   3.92%, 10/04/07 (a)(b)(c)(d)                              15,620       15,620
SACRAMENTO HOUSING AUTH
M/F Housing RB (Atrium Court Apts) 2002G
   3.87%, 10/04/07 (a)(b)                                    17,200       17,200
M/F Housing RB (Carlton Plaza of Sacramento Sr Apts)
   Series 2003E
   3.86%, 10/04/07 (a)(b)                                    14,000       14,000
M/F Housing RB (Hurley Creek Sr Apts) Series 2006E
   3.87%, 10/04/07 (a)(b)                                    13,105       13,105
M/F Housing RB (St Anton Building Apts) Series 2003I
   3.87%, 10/04/07 (a)(b)                                     8,000        8,000
M/F Housing RB (Valencia Point Apts) Series 2006I
   3.87%, 10/04/07 (a)(b)                                     7,335        7,335
SACRAMENTO MUNICIPAL UTILITY DISTRICT FINANCING AUTH
Consumers Project RB Series 2006
   3.88%, 10/04/07 (a)(b)(c)(d)                              10,475       10,475
SACRAMENTO UNIFIED SD
GO Bonds (Election of 1999) Series C
   3.88%, 10/04/07 (a)(b)(c)(d)                              14,485       14,485
SAN BERNARDINO CITY UNIFIED SD
GO Bonds (Election of 2004) Series B
   3.88%, 10/04/07 (a)(b)(c)(d)                              11,325       11,325
SAN BERNARDINO CNTY FLOOD CONTROL DISTRICT
Judgement Obligation Bonds Series A
   3.88%, 10/04/07 (a)(b)(c)(d)                               6,430        6,430
SAN BERNARDINO COMMUNITY COLLEGE DISTRICT
GO Bonds (Election of 2002) Series C
   3.92%, 10/04/07 (a)(b)(c)(d)                              28,645       28,645
SAN DIEGO
Water Utility COP Series 1998
   3.88%, 10/04/07 (a)(b)(c)(d)                               7,785        7,785
SAN DIEGO CNTY & SD POOL PROGRAM
TRAN Program Note Participations Series 2007A
   3.60%, 06/30/08                                           10,000       10,065
TRAN Program Note Participations Series 2007B
   3.62%, 06/30/08                                           12,500       12,579
SAN DIEGO CNTY REGIONAL AIRPORT AUTH
CP Series A&B
   3.53%, 01/09/08 (b)                                       22,254       22,254
   3.48%, 01/10/08 (b)                                        8,376        8,376
Refunding RB Series 2005
   3.93%, 10/04/07 (a)(b)(c)(d)                               5,875        5,875
SAN DIEGO CNTY REGIONAL TRANSPORTATION COMMISSION
Subordinate Sales Tax Revenue CP Notes (Limited Tax
   Bonds) Series A
   3.64%, 11/19/07 (c)                                        5,950        5,950
   3.64%, 12/14/07 (c)                                       13,026       13,026
Subordinate Sales Tax Revenue CP Notes (Limited Tax
   Bonds) Series B
   3.72%, 10/05/07 (c)                                        9,773        9,773
   3.70%, 10/10/07 (c)                                        2,236        2,236
SAN DIEGO CNTY WATER AUTH
CP Series 1
   3.60%, 12/12/07 (c)                                        3,250        3,250
   3.64%, 12/14/07 (c)                                       45,000       45,000
CP Series 2
   3.64%, 11/19/07 (c)                                       57,500       57,500
   3.60%, 12/03/07 (c)                                       25,000       25,000
CP Series 3
   3.67%, 10/10/07 (c)                                       40,000       40,000
SAN DIEGO COMMUNITY COLLEGE DISTRICT
GO (2006 Election) Series 2007
   3.88%, 10/04/07 (a)(b)(c)(d)                              14,085       14,085
GO Bonds (Election of 2002) Series 2005
   3.88%, 10/04/07 (a)(b)(c)(d)                              24,945       24,945
   3.95%, 10/04/07 (a)(b)(c)(d)                               5,240        5,240
GO Bonds (Election of 2006) Series 2007
   3.88%, 10/04/07 (a)(b)(c)(d)                               7,345        7,345

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                  FACE AMOUNT     VALUE
RATE, MATURITY DATE                                     ($ X 1,000)  ($ X 1,000)
   3.89%, 10/04/07 (a)(b)(c)(d)                               2,585        2,585
GO Series 2005
   3.88%, 10/04/07 (a)(b)(c)(d)                              17,495       17,495
SAN DIEGO HOUSING AUTH
M/F Mortgage Refunding RB
   (Creekside Villa Apts) Series 1999B
   3.86%, 10/04/07 (a)(b)                                     6,000        6,000
SAN DIEGO PUBLIC FACILITIES FINANCING AUTH
Subordinate Sewer Revenue Notes
   Series 2007
   3.88%, 10/04/07 (a)(b)(c)(d)                              10,000       10,000
SAN DIEGO UNIFIED SD
GO Bonds Series 2002D
   3.88%, 10/04/07 (a)(b)(c)(d)                              12,280       12,280
GO Bonds Series 2003E
   3.88%, 10/04/07 (a)(b)(c)(d)                              21,665       21,665
GO Refunding Bonds (Election of 1988) Series 2006 F1
   3.95%, 10/04/07 (a)(b)(c)(d)                               4,230        4,230
GO Refunding Bonds (Election of 1988)
   Series 2006 F1 & G1
   3.68%, 10/04/07 (a)(b)(c)(d)                              18,285       18,285
   3.92%, 10/04/07 (a)(b)(c)(d)                               7,710        7,710
TRAN 2007-08 Series A
   3.66%, 07/22/08                                           25,000       25,163
   3.67%, 07/22/08                                           26,500       26,671
SAN FRANCISCO
GO Bonds (Laguna Honda Hospital) Series 2005A
   3.88%, 10/04/07 (a)(b)(c)(d)                              10,385       10,385
GO Bonds (Laguna Honda Hospital-1999) Series 2005D
   3.73%, 10/04/07 (a)(b)(c)                                  6,450        6,450
GO Bonds (Laguna Honda Hospital-1999) Series 2005I
   3.92%, 10/04/07 (a)(b)(c)(d)                               4,340        4,340
M/F Housing Refunding RB (City Heights Apts)
   Series 1997A
   3.87%, 10/03/07 (a)(b)                                    20,800       20,800
SAN FRANCISCO AIRPORTS COMMISSION
Refunding RB (San Francisco International Airport)
   Second Series Issue 27A
   3.93%, 10/04/07 (a)(b)(c)(d)                               4,500        4,500
Second Series RB (San Francisco International Airport)
   Series 18B
   3.89%, 10/04/07 (a)(b)(c)(d)                              16,255       16,255
Second Series RB (San Francisco International Airport)
   Series 24A
   3.94%, 10/04/07 (a)(b)(c)(d)                              12,670       12,670
Second Series Refunding RB (San Francisco
   International Airport) Series 32G
   3.88%, 10/04/07 (a)(b)(c)(d)                               7,600        7,600
Second Series Refunding RB (San Francisco
   International Airport) Series 33A
   3.74%, 10/03/07 (a)(b)(c)                                 10,630       10,630
Second Series Refunding RB (San Francisco
   International Airport) Series 33E
   3.78%, 10/03/07 (a)(b)(c)                                 25,000       25,000
Second Series Refunding RB (San Francisco
   International Airport) Series 33H
   3.70%, 10/03/07 (a)(b)(c)                                 12,700       12,700
SAN FRANCISCO BAY AREA RAPID TRANSIT
GO Bonds (Election of 2004) Series 2007B
   3.87%, 10/04/07 (a)(c)(d)                                  9,900        9,900
   3.89%, 10/04/07 (a)(c)(d)                                 19,080       19,080
   3.91%, 10/04/07 (a)(c)(d)                                  8,205        8,205
Sales Tax Refunding RB Series 2005A
   3.86%, 10/03/07 (a)(b)(c)(d)                               9,465        9,465
Sales Tax Refunding RB Series 2006A
   3.88%, 10/04/07 (a)(b)(c)(d)                               7,525        7,525
SAN FRANCISCO CITY & CNTY REDEVELOPMENT AGENCY
M/F Housing Refunding RB (Fillmore Center)
   Series 1992A2
   3.84%, 10/03/07 (a)(b)                                     3,750        3,750
SAN FRANCISCO CNTY TRANSPORTATION AUTH
CP Series A&B
   3.64%, 11/15/07 (c)                                        9,150        9,150
   3.65%, 11/19/07 (c)                                       12,500       12,500
SAN FRANCISCO PUBLIC UTILITIES COMMISSION
CP (Wastewater Series)
   3.60%, 10/05/07 (b)                                        4,500        4,500
   3.65%, 11/15/07 (b)                                        2,500        2,500
Water RB Series 2006A
   3.87%, 10/04/07 (a)(b)(c)(d)                               9,187        9,188
   3.88%, 10/04/07 (a)(b)(c)(d)                              12,995       12,995
   3.89%, 10/04/07 (a)(b)(c)(d)                              52,495       52,495
Water RB Series A
   3.92%, 10/04/07 (a)(b)(c)(d)                              19,670       19,670
SAN FRANCISCO UNIFIED SD
GO Bonds (Election of 2003) Series 2005B
   3.88%, 10/04/07 (a)(b)(c)(d)                               2,645        2,645
   3.92%, 10/04/07 (a)(b)(c)(d)                               9,740        9,740
SAN GABRIEL VALLEY COUNCIL OF GOVERNMENTS
Alameda Corridor-East Project Grant Anticipation Notes
   3.72%, 10/18/07 (b)                                       13,400       13,400
   3.64%, 11/19/07 (b)                                       11,700       11,700
   3.64%, 12/14/07 (b)                                       16,100       16,100

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                  FACE AMOUNT     VALUE
RATE, MATURITY DATE                                     ($ X 1,000)  ($ X 1,000)
SAN JOAQUIN CNTY PUBLIC FACILITIES FINANCING
   CORPORATION
COP Series 2007 (County Administration Building)
   3.88%, 10/04/07 (a)(b)(c)(d)                              41,095       41,095
SAN JOAQUIN HILLS TRANSPORTATION CORRIDOR AGENCY
Toll Road Refunding RB Series 1997A
   3.91%, 10/04/07 (a)(b)(c)(d)                               5,690        5,690
SAN JOSE
Airport RB Series 2007A
   3.92%, 10/04/07 (a)(b)(c)(d)                               8,125        8,125
GO Bonds (Libraries, Parks & Public Safety)
   Series 2002
   3.89%, 10/04/07 (a)(b)(c)(d)                              11,971       11,971
GO Series 2007
   3.88%, 10/04/07 (a)(b)(c)(d)                              14,995       14,995
M/F Housing RB (Almaden Family Apts) Series 2003D
   3.87%, 10/04/07 (a)(b)                                     5,000        5,000
M/F Housing RB (Almaden Lake Village Apts)
   Series 1997A
   3.86%, 10/04/07 (a)(b)                                    25,000       25,000
M/F Housing RB (Raintree Apts) Series 2005A
   3.87%, 10/04/07 (a)(b)                                    10,500       10,500
M/F Housing RB (Siena at Renaissance Square Apts)
   Series 1996A
   3.87%, 10/04/07 (a)(b)                                    10,500       10,500
SAN JOSE FINANCING AUTH
Lease Refunding RB Series 2006A (Civic Center)
   3.72%, 07/10/08 (a)(b)(c)(d)                              10,705       10,705
SAN JOSE REDEVELOPMENT AGENCY
Tax Allocation Bonds (Merged Area Redevelopment)
   Series 2005C
   3.86%, 10/03/07 (a)(b)                                     7,785        7,785
Tax Allocation Bonds (Merged Area Redevelopment)
   Series 2005D
   3.83%, 10/03/07 (a)(b)                                     9,500        9,500
Tax Allocation Refunding Bonds (Merged Area
   Redevelopment) Series 2005A
   3.92%, 10/04/07 (a)(b)(c)(d)                              15,545       15,545
Tax Allocation Refunding Bonds (Merged Area
   Redevelopment) Series 2006C
   3.84%, 10/04/07 (a)(b)(c)(d)                              26,140       26,140
   3.88%, 10/04/07 (a)(b)(c)(d)                              16,900       16,900
Tax Allocation Refunding Bonds (Merged Area
   Redevelopment) Series 2006D
   3.89%, 10/04/07 (a)(b)(c)(d)                               7,210        7,210
   3.92%, 10/04/07 (a)(b)(c)(d)                              24,995       24,995
   3.92%, 10/04/07 (a)(b)(c)(d)                              24,600       24,600
SAN JOSE UNIFIED SD
2006 GO Bonds (Election of 2002) Series C
   3.92%, 10/04/07 (a)(b)(c)(d)                               4,125        4,125
   3.95%, 10/04/07 (a)(b)(c)(d)                               1,410        1,410
SAN JOSE-EVERGREEN COMMUNITY COLLEGE DISTRICT
GO Bonds (Election of 2004) Series A
   3.89%, 10/04/07 (a)(b)(c)(d)                              12,412       12,412
SAN JUAN UNIFIED SD
GO Bonds (Election of 2002) Series 2007
   3.88%, 10/04/07 (a)(b)(c)(d)                               3,775        3,775
SAN LUIS OBISPO CNTY FINANCE AUTH
Water Project RB Series 2007A
   3.88%, 10/04/07 (a)(b)(c)(d)                              12,210       12,210
SAN MARCOS REDEVELOPMENT AGENCY
M/F Housing RB (Grandon Village)
   Series 2002A
   3.95%, 10/04/07 (a)(b)                                    13,390       13,390
SAN MATEO CNTY TRANSIT DISTRICT
Limited Tax Refunding Bonds Series 2005A
   3.88%, 10/04/07 (a)(b)(c)(d)                               9,995        9,995
   3.92%, 10/04/07 (a)(b)(c)(d)                               8,705        8,705
SAN MATEO COMMUNITY COLLEGE DISTRICT
GO Bonds (Election of 2001) Series 2005B
   3.70%, 01/28/08 (a)(b)(c)(d)                               2,655        2,655
GO Bonds (Election of 2005) Series B
   3.91%, 10/04/07 (a)(b)(c)(d)                              12,470       12,470
GO Bonds Series 2005B & 2006A
   3.90%, 10/04/07 (a)(b)(c)(d)                              13,035       13,035
SAN PABLO REDEVELOPMENT AGENCY
Subordinate Tax Allocation Bonds
   (Tenth Township Redevelopment)
   Series 2006
   3.98%, 10/01/07 (a)(b)(c)                                  8,900        8,900
SAN RAMON PUBLIC FINANCING AUTH
Tax Allocation Bonds Series 2006A
   3.88%, 10/04/07 (a)(b)(c)(d)                               3,995        3,995
SANTA CLARA CNTY FINANCING AUTH
Lease RB (Multiple Facilities) Series 2007K
   3.87%, 10/04/07 (a)(b)(c)(d)                              48,035       48,035
   3.88%, 10/04/07 (a)(b)(c)(d)                              14,305       14,305
SANTA CLARA CNTY HOUSING AUTH
M/F Housing RB (Monte Vista Terrace Apts)
   Series 2005C
   3.95%, 10/04/07 (a)(b)                                    10,070       10,070
SANTA CRUZ CNTY
TRAN 2007-2008
   3.66%, 07/11/08                                           25,000       25,157
SANTA FE SPRINGS COMMUNITY DEVELOPMENT COMMISSION
Consolidated Redevelopment Tax
   Allocation Bonds Series 2006A
   3.88%, 10/04/07 (a)(b)(c)(d)                               9,325        9,325
SANTA FE SPRINGS IDA
IDRB (Tri-West) Series 1983
   3.85%, 10/01/07 (a)(b)                                     4,000        4,000

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                  FACE AMOUNT     VALUE
RATE, MATURITY DATE                                     ($ X 1,000)  ($ X 1,000)
SANTA ROSA HOUSING AUTH
M/F Housing RB (Quail Run Apts)
   Series 1997A
   3.99%, 10/04/07 (a)(b)                                     7,990        7,990
SEQUOIA UNION HIGH SD
2006 GO Refunding Bonds
   3.89%, 10/04/07 (a)(b)(c)(d)                              17,825       17,825
SIERRA JOINT COMMUNITY COLLEGE DISTRICT
GO Bonds Series A
   3.92%, 10/04/07 (a)(b)(c)(d)                              12,360       12,360
SIMI VALLEY SCHOOL FINANCING AUTH
GO RB Series 2007
   3.92%, 10/04/07 (a)(b)(c)(d)                               7,035        7,035
SONOMA CNTY
2006-07 TRAN
   3.68%, 10/16/07                                           33,250       33,256
SONOMA CNTY JUNIOR COLLEGE DISTRICT
GO Bonds (Election of 2002) Series B
   3.83%, 10/04/07 (b)(c)(d)                                 16,490       16,490
   3.89%, 10/04/07 (a)(b)(c)(d)                               3,485        3,485
   3.95%, 10/04/07 (a)(b)(c)(d)                               6,370        6,370
SOUTH COAST LOCAL EDUCATION AGENCIES
TRAN Program Note Participations
   Series 2007A
   3.68%, 06/30/08                                           55,000       55,324
SOUTH PLACER WASTEWATER AUTH
RB Series B
   3.84%, 10/04/07 (a)(b)(c)                                  5,200        5,200
SOUTHERN CALIFORNIA HOME FINANCING AUTH
S/F Mortgage RB Series 2004B
   3.81%, 10/03/07 (a)(c)                                    62,775       62,775
   3.81%, 10/03/07 (a)(c)                                    21,615       21,615
SOUTHERN CALIFORNIA METROPOLITAN WATER DISTRICT
RB Series 1997B
   3.73%, 10/04/07 (a)(c)                                       400          400
RB Series 1999A
   3.90%, 10/03/07 (a)(c)(d)                                 18,500       18,500
RB Series 2000B3
   3.86%, 10/01/07 (a)(c)                                     3,700        3,700
RB Series 2001C1
   3.92%, 10/01/07 (a)(c)                                     4,500        4,500
RB Series 2001C2
   3.84%, 10/01/07 (a)(c)                                     3,300        3,300
RB Series 2005C
   3.92%, 10/04/07 (a)(c)(d)                                  7,970        7,970
RB Series 2006A
   3.87%, 10/04/07 (a)(c)(d)                                 50,000       50,000
   3.88%, 10/04/07 (a)(c)(d)                                  7,110        7,110
RB Series A
   3.92%, 10/04/07 (a)(c)(d)                                 15,645       15,645
Refunding RB Series 2004C
   3.75%, 10/04/07 (a)(c)                                    26,940       26,940
SOUTHERN CALIFORNIA PUBLIC POWER AUTH
Subordinate Refunding RB Series 1991
   3.75%, 10/03/07 (a)(b)                                     4,000        4,000
STATE CENTER COMMUNITY COLLEGE DISTRICT
GO Bonds (Election of 2002) Series
   2007A
   3.88%, 10/04/07 (a)(b)(c)(d)                               8,335        8,335
STOCKTON UNIFIED SD
GO Bonds (Election of 2005) Series
   2007
   3.92%, 10/04/07 (a)(b)(c)(d)                               6,410        6,410
SWEETWATER UNION HIGH SD
GO Bonds (Election of 2000) Series C
   3.89%, 10/04/07 (a)(b)(c)(d)                              13,900       13,900
TOBACCO SECURITIZATION AUTH OF SOUTHERN CALIFORNIA
Tobacco Settlement Asset-Backed Sr
   Bonds (San Diego Cnty TASC)
   Series 2006A
   3.88%, 10/04/07 (a)(b)(c)(d)                              16,660       16,660
UNIVERSITY OF CALIFORNIA
CP Notes Series A
   3.70%, 10/05/07                                            4,700        4,700
General RB Series 2003A
   3.88%, 10/04/07 (a)(b)(c)(d)                               8,265        8,265
   3.88%, 10/04/07 (a)(b)(c)(d)                               9,005        9,005
General RB Series 2005F
   3.89%, 10/04/07 (a)(b)(c)(d)                               8,195        8,195
General RB Series 2007J
   3.87%, 10/04/07 (a)(b)(c)(d)                              24,000       24,000
   3.88%, 10/04/07 (a)(c)(d)                                  6,100        6,100
   3.88%, 10/04/07 (a)(b)(c)(d)                               5,650        5,650
   3.88%, 10/04/07 (a)(b)(c)(d)                              25,170       25,170
   3.89%, 10/04/07 (a)(b)(c)(d)                              63,385       63,385
General RB Series G
   3.92%, 10/04/07 (a)(b)(c)(d)                              10,515       10,515
   3.95%, 10/04/07 (a)(b)(c)(d)                               7,425        7,425
Limited Project RB Series 2005B
   3.81%, 10/03/07 (a)(b)(c)(d)                               7,000        7,000
   3.88%, 10/04/07 (a)(b)(c)(d)                              10,300       10,300
   3.88%, 10/04/07 (a)(b)(c)(d)                               6,470        6,470
Medical Center Pooled RB Series 2007A
   3.88%, 10/04/07 (a)(b)(c)(d)                              19,380       19,380
Medical Center Pooled RB Series 2007B2
   3.96%, 10/01/07 (a)(c)                                    11,645       11,645
Medical Center Pooled RB Series A
   3.88%, 10/04/07 (a)(b)(c)(d)                              29,495       29,495
Pooled RB Series 2007C2
   3.89%, 10/04/07 (a)(c)(d)                                 36,000       36,000
RB (Multiple Purpose) Series K
   3.88%, 10/04/07 (a)(c)(d)                                 15,405       15,405
RB (Multiple Purpose) Series O
   3.89%, 10/04/07 (a)(b)(c)(d)                               7,995        7,995

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                  FACE AMOUNT     VALUE
RATE, MATURITY DATE                                     ($ X 1,000)  ($ X 1,000)
RB Series 2007A
   3.89%, 10/04/07 (a)(b)(c)(d)                               2,345        2,345
VARIOUS CALIFORNIA EDUCATION ISSUERS
Bonds Series 2006
   3.89%, 10/04/07 (a)(b)(c)(d)                              31,150       31,150
VICTOR VALLEY COMMUNITY COLLEGE DISTRICT
COP Series 1997
   3.82%, 10/04/07 (a)(b)                                    49,475       49,475
WESTMINISTER REDEVELOPMENT AGENCY
M/F Housing RB (Brookhurst Royale Sr Assisted Living)
   Series 2000A
   3.90%, 10/04/07 (a)(b)                                     7,430        7,430
Tax Allocation Refunding RB (Commercial Project No.1)
   Series 1997
   3.75%, 10/04/07 (a)(b)(c)                                  1,420        1,420
WESTMINSTER
COP (Civic Center Refunding) Series 1998A
   3.75%, 10/04/07 (a)(b)(c)                                  2,640        2,640
YUBA COMMUNITY COLLEGE DISTRICT, CA
GO Bonds (Election of  2006) Series B
   3.88%, 10/04/07 (a)(b)(c)(d)                               6,130        6,130
                                                                     -----------
                                                                       9,490,756
PUERTO RICO 5.7%
--------------------------------------------------------------------------------
PUERTO RICO
Public Improvement & Refunding Bonds Series 2000
   3.87%, 10/04/07 (a)(b)(c)(d)                               3,000        3,000
Public Improvement Bonds Series 2000
   3.87%, 10/04/07 (a)(b)(c)(d)                               2,200        2,200
Public Improvement Bonds Series 2001A
   3.88%, 10/04/07 (a)(b)(c)(d)                               5,700        5,700
Public Improvement Refunding Bonds Series 2002A
   3.92%, 10/04/07 (a)(b)(c)(d)                                 995          995
PUERTO RICO AQUADUCT & SEWER AUTH
BAN Series 2007B
   3.92%, 10/04/07 (a)(b)(c)(d)                               5,000        5,000
PUERTO RICO ELECTRIC POWER AUTH
Power Refunding RB Series VV
   3.90%, 10/03/07 (a)(b)(c)(d)                              11,100       11,100
RB Series HH
   3.88%, 10/04/07 (a)(b)(c)(d)                               2,765        2,765
RB Series II
   3.90%, 10/04/07 (a)(b)(c)(d)                               7,405        7,405
RB Series NN
   3.87%, 10/04/07 (a)(b)(c)(d)                              16,235       16,235
Refunding RB Series UU
   3.89%, 10/04/07 (a)(b)(c)(d)                              48,590       48,590
   3.89%, 10/04/07 (a)(b)(c)(d)                             172,280      172,280
   3.89%, 10/04/07 (a)(b)(c)(d)                              15,000       15,000
Refunding RB Series VV
   3.88%, 10/04/07 (a)(b)(c)(d)                               8,960        8,960
PUERTO RICO HIGHWAY & TRANSPORTATION AUTH
Highway Refunding RB Series CC
   3.87%, 10/04/07 (a)(b)(c)(d)                              16,060       16,060
RB Series 2000B
   3.90%, 10/03/07 (a)(b)(c)(d)                               4,925        4,925
RB Series Y
   3.89%, 10/04/07 (a)(b)(c)(d)                               7,225        7,225
Refunding RB Series AA
   3.89%, 10/04/07 (a)(b)(c)(d)                               3,995        3,995
Refunding RB Series CC
   3.87%, 10/04/07 (a)(b)(c)(d)                               9,895        9,895
Subordinated RB Series 2003
   3.73%, 10/04/07 (a)(b)(c)(d)                               3,000        3,000
Transportation RB Series 2005L
   3.87%, 10/04/07 (a)(b)(c)(d)                              32,065       32,065
Transportation Refunding RB Series 2005L
   3.88%, 10/04/07 (a)(b)(c)(d)                               1,000        1,000
   3.88%, 10/04/07 (a)(b)(c)(d)                               9,700        9,700
   3.88%, 10/04/07 (a)(b)(c)(d)                              75,105       75,105
Transportation Refunding RB Series CC
   3.87%, 10/04/07 (a)(b)(c)(d)                              13,605       13,605
Transportation Refunding RB Series N
   3.87%, 10/04/07 (a)(b)(c)(d)                              19,150       19,150
   3.89%, 10/04/07 (a)(b)(c)(d)                              22,660       22,660
PUERTO RICO HOUSING FINANCE CORP
Homeownership Mortgage RB Series 1998A
   3.91%, 10/04/07 (a)(b)(c)(d)                               2,000        2,000
Homeownership Mortgage RB Series 2000A
   3.91%, 10/04/07 (a)(b)(c)(d)                                 880          880
PUERTO RICO INFRASTRUCTURE FINANCING AUTH
Special Obligation Bonds Series 2000A
   3.88%, 10/04/07 (a)(c)(d)                                 28,900       28,900
PUERTO RICO PUBLIC BUILDINGS AUTH
Refunding RB Series L
   3.89%, 10/04/07 (a)(b)(c)(d)                               2,045        2,045
PUERTO RICO SALES TAX FINANCING CORP
Sales Tax RB Series 2007A
   3.88%, 10/04/07 (a)(b)(c)(d)                              13,860       13,860
                                                                     -----------
                                                                         565,300
                                                                     -----------
TOTAL MUNICIPAL SECURITIES
(COST $10,056,056)                                                    10,056,056
                                                                     -----------

END OF INVESTMENTS.

At 09/30/07, the tax basis cost of the fund's investments was $10,056,056.

(a) Variable-rate security.
(b) Credit-enhanced security.
(c) Liquidity-enhanced security.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued


(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,868,893 or 59.8% of net assets.

BAN -- Bond anticipation note
COP -- Certificate of participation
GO -- General obligation
HFA -- Housing finance agency
IDA -- Industrial development authority
IDRB -- Industrial development revenue bond
RAN -- Revenue anticipation note
RB -- Revenue bond
SD -- School District
TECP -- Tax-exempt commercial paper
TRAN -- Tax and revenue anticipation note

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB CASH RESERVES(TM)

PORTFOLIO HOLDINGS As of September 30, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 76.0%  FIXED-RATE
        OBLIGATIONS                                   16,607,938     16,607,938

 14.8%  VARIABLE-RATE
        OBLIGATIONS                                    3,225,591      3,225,591

  9.3%  OTHER INVESTMENTS                              2,026,585      2,026,585
--------------------------------------------------------------------------------
100.1%  TOTAL INVESTMENTS                             21,860,114     21,860,114

(0.1)%  OTHER ASSETS AND
        LIABILITIES                                                     (18,175)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                   21,841,939

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
FIXED-RATE OBLIGATIONS 76.0% of net assets

BANK NOTES 1.0%
--------------------------------------------------------------------------------
BANK OF AMERICA, N.A.
   5.31%, 10/17/07                                        29,000          29,000
   5.32%, 10/19/07                                        82,000          82,000
   5.30%, 11/14/07                                        68,000          68,000
   5.50%, 12/03/07                                        40,000          40,000
                                                                     -----------
                                                                         219,000
CERTIFICATES OF DEPOSIT 30.2%
--------------------------------------------------------------------------------
ABN AMRO BANK N.V.
   5.30%, 12/11/07                                        33,000          33,000
   5.30%, 12/19/07                                        70,000          70,000
   5.34%, 02/04/08                                        24,000          24,000
   5.36%, 03/04/08                                        72,000          72,000
ALLIANCE & LEICESTER PLC
   5.54%, 11/28/07                                         5,000           5,000
   5.36%, 02/21/08                                         9,000           9,000
   5.34%, 03/04/08                                        86,000          86,000
   5.32%, 04/18/08                                        10,000          10,000
BANCO BILBAO VIZCAYA ARGENTARIA S.A.
   5.33%, 11/27/07                                         4,000           4,000
   5.20%, 12/21/07                                        75,000          75,000
   5.25%, 01/02/08                                       100,000         100,000
   5.37%, 03/11/08                                        35,000          35,000
BANK OF IRELAND
   5.32%, 10/29/07                                         6,000           6,000
BANK OF MONTREAL
   5.50%, 11/20/07                                       100,000         100,000
   5.35%, 01/22/08                                         6,000           6,000
   5.38%, 04/14/08                                        15,000          15,000
BANK OF THE WEST
   5.55%, 10/05/07                                       109,000         109,000
BARCLAYS BANK PLC
   5.33%, 10/02/07                                       153,000         153,000
   5.30%, 10/24/07                                        14,000          14,000
   5.33%, 11/09/07                                       190,000         190,000
   5.32%, 02/22/08                                         3,000           3,000
   5.47%, 03/13/08                                       120,000         120,000
BAYERISCHE HYPO- UND VEREINSBANK AG
   5.33%, 10/19/07                                        55,000          55,000
BAYERISCHE LANDESBANK
   5.32%, 10/30/07                                        83,000          83,000
BNP PARIBAS
   5.32%, 10/15/07                                        60,000          60,000
   5.30%, 10/23/07                                        51,000          51,000
   5.31%, 11/01/07                                        90,000          90,000
   5.31%, 11/07/07                                       107,000         107,000
   5.31%, 11/15/07                                        48,000          48,000
CALYON
   5.31%, 01/31/08                                        75,000          75,000
   5.38%, 04/11/08                                        61,000          61,000
CANADIAN IMPERIAL BANK OF COMMERCE
   5.33%, 10/12/07                                        20,000          20,000
   5.53%, 10/15/07                                        40,000          40,000
   5.34%, 11/27/07                                       145,000         145,000
   5.28%, 02/07/08                                        15,000          15,000
CITIBANK, N.A.
   5.33%, 10/05/07                                        25,000          25,000
CREDIT AGRICOLE S.A.
   5.31%, 10/25/07                                        57,000          57,000
   5.31%, 11/07/07                                        17,000          17,000
   5.36%, 04/09/08                                        66,000          66,000
   5.37%, 04/09/08                                        28,000          28,000
CREDIT SUISSE
   5.30%, 10/24/07                                       156,000         156,000
   5.33%, 11/27/07                                        15,000          15,000
   5.56%, 03/10/08                                       264,000         264,000
DEPFA BANK PLC
   5.46%, 02/12/08                                        38,000          38,000
   5.37%, 02/20/08                                        46,000          46,000
DEUTSCHE BANK AG
   5.33%, 10/09/07                                        70,000          70,000
   5.41%, 02/11/08                                        75,000          75,000
DNB NOR BANK ASA
   5.82%, 12/06/07                                        40,000          40,000
   5.55%, 12/19/07                                        50,000          50,000
   5.64%, 01/10/08                                        75,000          75,001
FIRST TENNESSEE BANK, N.A.
   5.32%, 10/19/07                                        40,000          40,000
FORTIS BANK
   5.34%, 03/04/08                                        17,000          17,000
HBOS TREASURY SERVICES PLC
   5.31%, 02/22/08 (a)                                    19,000          19,000
   5.33%, 02/29/08 (a)                                    43,000          43,000
   5.48%, 03/11/08 (a)                                    57,000          57,000

SCHWAB CASH RESERVES

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
HSBC BANK USA
   5.36%, 02/20/08                                        38,000          38,000
HSH NORDBANK AG
   5.38%, 11/08/07                                        82,000          82,000
ING BANK N.V.
   5.33%, 10/10/07                                        70,000          70,000
   5.53%, 11/15/07                                       103,000         103,000
   5.33%, 11/30/07                                        19,000          19,000
INTESA SANPAOLO
   5.53%, 11/14/07                                        20,000          20,000
LANDESBANK BADEN-WURTTEMBERG
   5.34%, 11/06/07                                        51,000          51,000
   5.44%, 11/13/07                                        24,000          24,000
   5.32%, 11/14/07                                        70,000          70,000
   5.33%, 11/19/07                                         3,000           3,000
MITSUBISHI UFJ TRUST & BANKING CORP.
   5.39%, 11/06/07                                        50,000          50,000
   5.38%, 11/16/07                                        14,000          14,000
   5.52%, 11/30/07                                        24,000          24,000
   5.20%, 12/11/07                                        40,000          40,000
   5.50%, 12/13/07                                        50,000          50,000
   5.32%, 02/14/08                                         4,000           4,000
   5.38%, 03/05/08                                        50,000          50,000
MIZUHO CORPORATE BANK LTD.
   5.53%, 11/28/07                                       214,000         214,000
   5.55%, 12/03/07                                       118,000         118,000
NATIONWIDE BUILDING SOCIETY
   5.53%, 11/16/07                                        20,000          20,000
   5.30%, 05/14/08                                        16,000          16,000
NATIXIS S.A.
   5.52%, 10/01/07                                        38,000          38,000
NORINCHUKIN BANK LTD.
   5.56%, 10/16/07                                        30,000          29,997
   5.36%, 01/28/08                                        80,000          79,999
NORTHERN ROCK PLC
   5.88%, 11/07/07                                        48,000          48,000
   5.45%, 11/16/07                                       115,000         115,000
   5.52%, 11/20/07                                         9,000           9,000
SKANDINAVISKA ENSKILDA BANKEN AB
   5.32%, 10/24/07                                        32,000          32,000
   5.33%, 11/08/07                                       156,000         156,000
   5.37%, 03/17/08                                        11,000          11,000
SOCIETE GENERALE
   5.30%, 10/29/07                                        56,000          56,000
   5.34%, 10/29/07                                        15,000          15,000
   5.33%, 11/08/07                                        84,000          84,000
   5.33%, 02/25/08                                        23,000          23,000
SUMITOMO MITSUI BANKING CORP.
   5.87%, 10/11/07                                        76,000          76,000
   5.87%, 10/12/07                                       160,000         160,000
   5.78%, 10/17/07                                        50,000          50,000
SUMITOMO TRUST & BANKING CO.
   5.36%, 10/16/07                                        70,000          70,000
   5.55%, 11/30/07                                        25,000          25,000
   5.44%, 01/16/08                                        10,000          10,000
   5.37%, 01/22/08                                        21,000          21,000
SVENSKA HANDELSBANKEN AB
   5.34%, 10/26/07                                        76,000          75,998
   5.53%, 11/14/07                                       150,000         150,000
TORONTO DOMINION BANK
   5.45%, 10/16/07                                       112,000         112,000
   5.31%, 11/20/07                                       128,000         128,000
   5.37%, 02/21/08                                        34,000          34,000
UBS AG
   5.40%, 04/14/08                                        23,000          23,000
   5.35%, 04/15/08                                        35,000          35,000
   5.28%, 05/13/08                                        40,000          40,000
UNICREDITO ITALIANO S.P.A.
   5.31%, 11/13/07                                         6,000           6,000
   5.52%, 11/28/07                                        63,000          63,000
   5.33%, 11/30/07                                        80,000          80,000
   5.35%, 12/27/07                                        35,000          35,000
   5.36%, 01/11/08                                        42,000          42,000
   5.37%, 03/18/08                                        15,000          15,000
   5.38%, 03/20/08                                        48,000          48,000
UNION BANK OF CALIFORNIA
   5.43%, 11/16/07                                         5,000           5,000
   5.35%, 01/16/08                                        67,000          66,999
WACHOVIA BANK, N.A.
   5.40%, 03/27/08                                        70,000          70,000
WASHINGTON MUTUAL BANK
   5.32%, 10/25/07                                        65,000          65,000
WESTPAC BANKING CORP.
   5.37%, 04/10/08                                         7,000           7,000
WILMINGTON TRUST CO.
   5.31%, 10/18/07                                        18,000          18,000
                                                                     -----------
                                                                       6,594,994
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 44.4%
--------------------------------------------------------------------------------
ALLIANCE & LEICESTER PLC
   5.32%, 10/22/07 (c)                                     7,000           6,979
   5.32%, 10/26/07 (c)                                    58,000          57,789
AMSTEL FUNDING CORP.
   6.32%, 11/16/07 (b)(c)                                 25,000          24,800
   5.34%, 01/18/08 (b)(c)                                 50,000          49,212
AMSTERDAM FUNDING CORP.
   5.30%, 10/25/07 (a)(b)(c)                              72,000          71,752
   6.08%, 11/06/07 (a)(b)(c)                              14,000          13,916
ANGLO IRISH BANK
   5.33%, 10/05/07 (c)                                    29,000          28,983
   5.50%, 03/06/08 (c)                                    35,000          34,183
ANZ NATIONAL (INT'L) LTD.
   5.36%, 01/14/08 (a)                                   100,000          98,480
   5.35%, 01/18/08 (a)                                    24,000          23,622
AQUINAS FUNDING, L.L.C.
   5.37%, 11/07/07 (a)(b)(c)                               2,000           1,989
   5.31%, 11/16/07 (a)(b)(c)                              37,782          37,533
   6.19%, 11/26/07 (a)(b)(c)                              30,000          29,715
   6.02%, 11/29/07 (a)(b)(c)                               4,000           3,961
   6.20%, 12/18/07 (a)(b)(c)                               7,000           6,907
   5.35%, 01/09/08 (a)(b)(c)                               9,000           8,870
   5.66%, 03/18/08 (a)(b)(c)                               6,000           5,845
ATLANTIC ASSET SECURITIZATION, L.L.C.
   6.33%, 10/02/07 (a)(b)(c)                             100,000          99,982
   6.33%, 10/05/07 (a)(b)(c)                               4,000           3,997
   5.98%, 10/17/07 (a)(b)(c)                              33,000          32,913
   6.20%, 10/30/07 (a)(b)(c)                              15,000          14,926
   6.26%, 10/30/07 (a)(b)(c)                              80,000          79,600
   6.31%, 10/30/07 (a)(b)(c)                              15,263          15,186

SCHWAB CASH RESERVES

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
ATLANTIS ONE FUNDING CORP.
   5.31%, 10/18/07 (b)(c)                                  9,000           8,978
   5.33%, 10/29/07 (b)(c)                                 17,510          17,438
   5.35%, 11/07/07 (b)(c)                                 30,791          30,624
   5.37%, 11/07/07 (b)(c)                                 48,000          47,738
   5.30%, 12/17/07 (b)(c)                                 54,000          53,407
   5.32%, 02/15/08 (b)(c)                                 26,000          25,493
   5.34%, 02/25/08 (b)(c)                                 16,000          15,664
BANK OF AMERICA CORP.
   5.32%, 10/12/07                                        21,000          20,966
   5.32%, 11/26/07                                         2,000           1,984
BANK OF IRELAND
   5.31%, 11/08/07 (c)                                     7,000           6,962
   5.35%, 01/14/08 (c)                                   127,000         125,072
   5.42%, 01/16/08 (c)                                     9,000           8,858
BARCLAYS US FUNDING CORP.
   5.32%, 10/11/07 (a)                                    13,000          12,981
   5.33%, 10/17/07 (a)                                    20,000          19,953
   5.33%, 11/09/07 (a)                                     8,000           7,954
   5.50%, 11/27/07 (a)                                    39,000          38,665
BEETHOVEN FUNDING CORP.
   6.43%, 10/11/07 (a)(b)(c)                              18,000          17,968
   5.75%, 10/15/07 (a)(b)(c)                              10,000           9,978
   6.44%, 10/17/07 (a)(b)(c)                              21,000          20,940
   6.32%, 10/29/07 (a)(b)(c)                              40,000          39,806
   6.35%, 12/05/07 (a)(b)(c)                              40,000          39,549
BETA FINANCE, INC.
   5.31%, 10/22/07 (b)(c)                                  8,000           7,976
   5.34%, 11/05/07 (b)(c)                                 13,000          12,933
   5.32%, 11/26/07 (b)(c)                                 20,000          19,837
CANCARA ASSET SECURITIZATION, L.L.C.
   5.33%, 10/25/07 (a)(b)(c)                              50,000          49,825
   5.34%, 11/01/07 (a)(b)(c)                               8,000           7,964
   6.23%, 12/13/07 (a)(b)(c)                               6,000           5,925
   5.36%, 01/08/08 (a)(b)(c)                              91,000          89,695
CC (USA), INC.
   5.33%, 10/23/07 (b)(c)                                 77,000          76,753
CITIGROUP FUNDING, INC.
   5.33%, 10/12/07 (a)                                    17,000          16,973
   5.33%, 10/19/07 (a)                                    75,000          74,803
   5.33%, 10/22/07 (a)                                    39,000          38,880
   5.34%, 11/02/07 (a)                                    17,000          16,920
   5.36%, 11/06/07 (a)                                   140,000         139,261
   5.37%, 11/13/07 (a)                                    12,000          11,924
   5.38%, 11/15/07 (a)                                    64,000          63,576
   5.52%, 11/19/07 (a)                                   200,000         198,518
   5.70%, 12/11/07 (a)                                    85,000          84,058
   5.40%, 02/20/08 (a)                                    47,000          46,026
   5.35%, 02/25/08 (a)                                    75,000          73,406
   5.51%, 03/24/08 (a)                                    30,000          29,220
CLIPPER RECEIVABLES CO., L.L.C.
   5.78%, 10/17/07 (a)(b)(c)                             115,000         114,708
   6.09%, 11/15/07 (a)(b)(c)                              85,000          84,362
COBBLER FUNDING, L.L.C.
   5.34%, 10/25/07 (b)(c)                                 27,000          26,905
COMMERZBANK US FINANCE, INC.
   5.32%, 10/15/07 (a)                                     2,000           1,996
CONCORD MINUTEMEN CAPITAL CO., CLASS C
   5.36%, 11/28/07 (a)(b)(c)                              76,000          75,362
CONCORD MINUTEMEN CAPITAL CO., SERIES A
   5.32%, 10/09/07 (a)(b)(c)                              74,000          73,914
   5.32%, 10/11/07 (a)(b)(c)                              23,000          22,966
   5.34%, 01/10/08 (a)(b)(c)                              37,000          36,460
DAKOTA CP NOTES OF CITIBANK CREDIT CARD ISSUANCE TRUST
   5.33%, 10/03/07 (b)(c)                                 20,482          20,476
   5.32%, 10/10/07 (b)(c)                                 34,000          33,955
   5.33%, 10/18/07 (b)(c)                                100,000          99,752
   5.33%, 10/19/07 (b)(c)                                 85,000          84,777
   6.10%, 11/27/07 (b)(c)                                 40,000          39,620
   6.15%, 11/27/07 (b)(c)                                  9,000           8,914
   6.22%, 12/14/07 (b)(c)                                  6,000           5,925
DANSKE CORP.
   5.30%, 02/22/08 (a)(c)                                 20,000          19,593
DNB NOR BANK ASA
   5.32%, 10/18/07                                        12,000          11,971
   5.30%, 10/26/07                                        46,000          45,835
FAIRWAY FINANCE CO., L.L.C.
   6.00%, 11/20/07 (a)(b)(c)                              70,000          69,425
FALCON ASSET SECURITIZATION CORP.
   5.34%, 11/02/07 (a)(b)(c)                              30,000          29,859
   6.22%, 11/13/07 (a)(b)(c)                              67,000          66,508
   6.22%, 11/16/07 (a)(b)(c)                              50,000          49,607
   6.00%, 11/27/07 (a)(b)(c)                              24,332          24,105
FIVE FINANCE, INC.
   5.33%, 10/05/07 (b)(c)                                  8,000           7,995
   5.32%, 10/16/07 (b)(c)                                  2,000           1,996
   5.33%, 10/18/07 (b)(c)                                 13,000          12,968
   5.35%, 01/04/08 (b)(c)                                 16,000          15,780
GALAXY FUNDING, INC.
   5.33%, 10/22/07 (b)(c)                                 18,000          17,945
GEMINI SECURITIZATION CORP., L.L.C.
   5.33%, 10/02/07 (a)(b)(c)                               5,000           4,999
   5.33%, 10/04/07 (a)(b)(c)                              40,000          39,982
   5.34%, 10/30/07 (a)(b)(c)                              12,000          11,949
   6.15%, 10/31/07 (a)(b)(c)                              10,000           9,949
   5.67%, 11/19/07 (a)(b)(c)                              60,000          59,544
   6.25%, 12/10/07 (a)(b)(c)                              10,000           9,880
   5.84%, 12/17/07 (a)(b)(c)                              11,000          10,865
GENERAL ELECTRIC CAPITAL CORP.
   5.32%, 10/09/07                                        32,000          31,964
   5.32%, 10/18/07                                       182,000         181,549
   5.32%, 11/09/07                                        55,000          54,687
   5.32%, 02/19/08                                       173,000         169,531
   5.38%, 03/04/08                                        35,000          34,221
   5.33%, 03/20/08                                        75,000          73,172
GENERAL ELECTRIC CAPITAL SERVICES
   5.32%, 11/09/07                                       125,000         124,289
GRAMPIAN FUNDING, L.L.C.
   5.31%, 10/26/07 (a)(b)(c)                              60,000          59,785
   5.37%, 11/07/07 (a)(b)(c)                              50,000          49,728
   5.32%, 11/19/07 (a)(b)(c)                               7,500           7,447
   5.32%, 11/26/07 (a)(b)(c)                              33,000          32,732

SCHWAB CASH RESERVES

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
   5.36%, 12/18/07 (a)(b)(c)                               6,400           6,328
   5.36%, 12/19/07 (a)(b)(c)                               7,950           7,859
   5.65%, 12/19/07 (a)(b)(c)                              18,000          17,780
GREENWICH CAPITAL HOLDINGS, INC.
   5.52%, 11/16/07 (a)(c)                                 20,000          19,861
HBOS TREASURY SERVICES PLC
   5.33%, 10/10/07 (a)                                    10,000           9,987
HSBC U.S.A., INC.
   5.30%, 10/23/07                                        83,000          82,738
   5.34%, 11/01/07                                        12,000          11,946
IRISH LIFE & PERMANENT PLC
   5.33%, 10/04/07 (c)                                    40,000          39,982
   5.31%, 10/15/07 (c)                                     8,000           7,984
   5.70%, 11/15/07 (c)                                    49,000          48,655
   5.35%, 01/16/08 (c)                                    12,000          11,814
JUPITER SECURITIZATION CORP.
   6.32%, 11/05/07 (a)(b)(c)                              60,000          59,635
   6.25%, 12/10/07 (a)(b)(c)                              15,000          14,821
K2 (USA), L.L.C.
   5.30%, 10/25/07 (b)(c)                                 38,000          37,869
   5.34%, 01/24/08 (b)(c)                                  4,000           3,934
   5.40%, 06/13/08 (b)(c)                                  7,000           7,000
   5.42%, 07/15/08 (b)(c)                                 54,000          54,000
KBC FINANCIAL PRODUCTS INTERNATIONAL, LTD.
   5.39%, 02/21/08 (a)(c)                                 28,000          27,416
KITTY HAWK FUNDING CORP.
   6.14%, 10/22/07 (a)(b)(c)                             200,000         199,291
   5.33%, 10/29/07 (a)(b)(c)                              14,000          13,943
LEXINGTON PARKER CAPITAL CO., L.L.C.
   5.35%, 11/05/07 (a)(b)(c)                              15,000          14,923
NATIONWIDE BUILDING SOCIETY U.S.
   5.31%, 10/15/07                                        27,900          27,844
   5.39%, 11/13/07                                        70,000          69,556
   5.59%, 12/18/07                                        23,000          22,725
   5.35%, 01/16/08                                        20,000          19,690
NATIXIS COMMERCIAL PAPER CORP.
   5.33%, 10/03/07 (a)(c)                                 42,000          41,988
NIEUW AMSTERDAM RECEIVABLES CORP.
   5.35%, 10/01/07 (a)(b)(c)                              80,000          80,000
   5.32%, 10/23/07 (a)(b)(c)                              31,000          30,901
   5.18%, 03/27/08 (a)(b)(c)                              18,000          17,551
OLD LINE FUNDING, L.L.C.
   5.81%, 10/15/07 (a)(b)(c)                              44,000          43,902
   5.70%, 10/26/07 (a)(b)(c)                               7,336           7,307
   6.03%, 11/05/07 (a)(b)(c)                              76,064          75,624
   5.38%, 11/13/07 (a)(b)(c)                              21,000          20,867
   6.08%, 11/13/07 (a)(b)(c)                              82,579          81,987
   6.09%, 11/16/07 (a)(b)(c)                              28,835          28,614
   5.99%, 11/19/07 (a)(b)(c)                              50,000          49,598
   6.25%, 12/07/07 (a)(b)(c)                              40,000          39,542
   6.17%, 12/14/07 (a)(b)(c)                               7,000           6,913
PARK AVENUE RECEIVABLES CO., L.L.C.
   6.29%, 10/11/07 (a)(b)(c)                              50,000          49,913
   5.37%, 10/22/07 (a)(b)(c)                              34,645          34,538
   5.37%, 11/05/07 (a)(b)(c)                              20,000          19,897
   6.00%, 11/29/07 (a)(b)(c)                             242,000         239,660
PICAROS FUNDING, L.L.C.
   5.31%, 10/30/07 (a)(b)(c)                               5,000           4,979
   5.37%, 11/07/07 (a)(b)(c)                              25,000          24,864
   5.62%, 12/14/07 (a)(b)(c)                              42,000          41,522
   5.39%, 03/19/08 (a)(b)(c)                              27,000          26,331
RANGER FUNDING CO., L.L.C.
   6.29%, 10/05/07 (a)(b)(c)                              47,806          47,773
   6.27%, 10/31/07 (a)(b)(c)                              13,421          13,352
SANDLOT FUNDING, L.L.C.
   5.34%, 10/22/07 (a)(b)(c)                               3,000           2,991
   5.36%, 10/24/07 (a)(b)(c)                              87,000          86,706
SANTANDER CENTRAL HISPANO FINANCE (DELAWARE),
   INC.
   5.50%, 11/29/07 (a)                                   130,000         128,845
SCALDIS CAPITAL LTD.
   6.38%, 10/10/07 (a)(b)(c)                              45,000          44,929
   6.39%, 10/12/07 (a)(b)(c)                              48,000          47,907
   5.32%, 10/26/07 (a)(b)(c)                               4,000           3,986
   5.35%, 11/07/07 (a)(b)(c)                               9,360           9,309
   5.57%, 12/14/07 (a)(b)(c)                              21,474          21,231
   5.44%, 03/14/08 (a)(b)(c)                              53,322          52,027
SEDNA FINANCE, INC.
   5.33%, 10/25/07 (b)(c)                                  5,000           4,982
   5.38%, 10/30/07 (b)(c)                                 36,000          35,846
   5.35%, 11/01/07 (b)(c)                                  5,000           4,977
   5.36%, 11/06/07 (b)(c)                                 11,000          10,942
   5.41%, 06/13/08 (b)(c)                                  4,000           4,000
SIGMA FINANCE, INC.
   5.36%, 10/01/07 (b)(c)                                 32,000          32,000
   5.31%, 10/23/07 (b)(c)                                  6,000           5,981
   5.34%, 10/29/07 (b)(c)                                  6,000           5,975
   5.33%, 10/30/07 (b)(c)                                  9,000           8,962
   5.36%, 11/01/07 (b)(c)                                 32,000          31,858
   5.35%, 11/07/07 (b)(c)                                  6,000           5,967
   5.37%, 11/13/07 (b)(c)                                 64,000          63,596
   5.36%, 12/21/07 (b)(c)                                 11,500          11,365
   5.35%, 01/03/08 (b)(c)                                105,000         103,572
   5.40%, 03/12/08 (b)(c)                                  5,000           4,883
   5.38%, 04/09/08 (b)(c)                                  6,000           5,836
SKANDINAVISKA ENSKILDA BANKEN AB
   5.30%, 10/09/07                                         5,000           4,994
   5.33%, 10/09/07                                        15,050          15,032
   5.04%, 03/19/08                                         2,000           1,954
SOCIETE GENERALE NORTH AMERICA, INC.
   5.32%, 10/05/07 (a)                                     3,000           2,998
   5.53%, 11/05/07 (a)                                     8,000           7,958
   5.52%, 11/15/07 (a)                                    25,000          24,830
   5.53%, 11/26/07 (a)                                    35,000          34,704
SOLITAIRE FUNDING, L.L.C.
   5.33%, 10/23/07 (a)(b)(c)                              35,000          34,888
   5.33%, 10/26/07 (a)(b)(c)                              11,000          10,960
   5.33%, 10/30/07 (a)(b)(c)                              26,000          25,890
   5.66%, 11/13/07 (a)(b)(c)                              12,000          11,920
   6.10%, 11/30/07 (a)(b)(c)                             100,000          99,000
   6.30%, 12/05/07 (a)(b)(c)                              92,000          90,970
SWEDBANK AB
   5.51%, 11/27/07                                        91,000          90,218
   5.34%, 01/09/08                                         8,000           7,884
   5.35%, 01/09/08                                        36,000          35,479
   5.49%, 01/22/08                                        70,000          68,816
   5.49%, 03/11/08                                        10,000           9,760

SCHWAB CASH RESERVES

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
THAMES ASSET GLOBAL SECURITISATION NO. 1, INC.
   6.38%, 10/05/07 (a)(b)(c)                              28,844          28,824
   6.39%, 10/09/07 (a)(b)(c)                               6,000           5,992
   5.95%, 11/06/07 (a)(b)(c)                              47,263          46,984
THE GOLDMAN SACHS GROUP, INC.
   5.33%, 11/14/07                                        98,000          97,377
THUNDER BAY FUNDING, L.L.C.
   6.06%, 10/15/07 (a)(b)(c)                              20,000          19,953
   5.70%, 10/26/07 (a)(b)(c)                              13,000          12,949
   6.08%, 11/05/07 (a)(b)(c)                              44,000          43,743
   6.09%, 11/20/07 (a)(b)(c)                               1,000             992
TICONDEROGA FUNDING, L.L.C.
   6.29%, 10/03/07 (a)(b)(c)                              80,000          79,972
   6.33%, 10/03/07 (a)(b)(c)                              95,000          94,967
   6.28%, 10/12/07 (a)(b)(c)                              35,000          34,933
TULIP FUNDING CORP.
   5.99%, 11/20/07 (a)(b)(c)                              15,000          14,877
UBS FINANCE (DELAWARE), INC.
   5.32%, 10/01/07 (a)                                    94,000          94,000
   5.31%, 10/09/07 (a)                                   125,000         124,856
   5.32%, 10/11/07 (a)                                   168,000         167,755
   5.33%, 10/16/07 (a)                                   150,000         149,672
   5.32%, 10/17/07 (a)                                    41,000          40,904
   5.47%, 10/29/07 (a)                                    33,000          32,861
   5.55%, 03/06/08 (a)                                    50,000          48,822
   5.39%, 03/17/08 (a)                                     3,000           2,927
   5.38%, 03/18/08 (a)                                     5,000           4,877
UNICREDITO ITALIANO BANK (IRELAND) PLC
   5.32%, 11/26/07 (a)(c)                                 24,000          23,807
   5.42%, 01/15/08 (a)(c)                                 48,000          47,251
VARIABLE FUNDING CAPITAL CORP.
   5.35%, 11/07/07 (a)(b)(c)                              18,000          17,902
   5.37%, 11/08/07 (a)(b)(c)                               3,000           2,983
   5.99%, 11/26/07 (a)(b)(c)                             125,000         123,854
   5.48%, 02/20/08 (a)(b)(c)                              56,000          54,818
VICTORIA FINANCE, L.L.C.
   5.33%, 10/29/07 (b)(c)(d)                              24,000          23,902
WESTPAC BANKING CORP.
   5.30%, 11/16/07 (c)                                    16,000          15,894
WESTPAC TRUST SECURITIES NZ LTD.
   5.34%, 10/09/07 (a)(c)                                 45,000          44,947
   5.31%, 10/15/07 (a)(c)                                 24,012          23,963
   5.32%, 10/22/07 (a)(c)                                 40,000          39,877
   5.34%, 11/06/07 (a)(c)                                 41,000          40,784
   5.33%, 11/26/07 (a)(c)                                  3,000           2,976
   5.64%, 12/17/07 (a)(c)                                 25,000          24,703
WHISTLEJACKET CAPITAL, L.L.C.
   5.33%, 10/15/07 (b)(c)                                 14,798          14,768
   5.33%, 10/23/07 (b)(c)                                 16,825          16,771
   5.31%, 10/29/07 (b)(c)                                 12,572          12,521
   5.34%, 10/30/07 (b)(c)                                 15,000          14,936
   5.31%, 11/13/07 (b)(c)                                  8,556           8,503
   5.32%, 11/13/07 (b)(c)                                  6,446           6,406
   5.66%, 11/16/07 (b)(c)                                 18,000          17,872
   5.34%, 01/24/08 (b)(c)                                 19,226          18,907
   5.34%, 01/25/08 (b)(c)                                 15,000          14,749
   5.37%, 01/25/08 (b)(c)                                 34,749          34,164
   5.42%, 06/16/08 (b)(c)                                 13,000          13,000
YORKTOWN CAPITAL, L.L.C.
   6.29%, 10/05/07 (a)(b)(c)                              60,701          60,659
   6.14%, 10/26/07 (a)(b)(c)                              90,000          89,620
   6.31%, 10/31/07 (a)(b)(c)                              97,000          96,495
                                                                     -----------
                                                                       9,693,944
PROMISSORY NOTE 0.4%
--------------------------------------------------------------------------------
MERRILL LYNCH & CO., INC.
   5.37%, 02/22/07 (c)(d)                                100,000         100,000
                                                                     -----------
TOTAL FIXED-RATE OBLIGATIONS
(COST $16,607,938)                                                    16,607,938
                                                                     -----------
VARIABLE-RATE OBLIGATIONS 14.8% OF NET ASSETS

ABN AMRO BANK N.V.
   5.85%, 10/11/07                                       143,000         143,000
ALLIED IRISH BANKS PLC
   5.48%, 10/19/07 (c)                                    50,000          50,000
BANCO ESPANOL DE CREDITO S.A.
   5.35%, 10/18/07 (c)                                    25,000          25,000
BANK OF NOVA SCOTIA
   5.66%, 10/04/07                                        70,500          70,500
BARCLAYS BANK PLC
   5.71%, 10/16/07                                       106,000         105,993
BETA FINANCE, INC.
   5.13%, 10/25/07 (b)(c)                                 72,000          72,002
BNP PARIBAS
   5.66%, 10/03/07                                        70,000          69,986
CANADIAN IMPERIAL BANK OF COMMERCE
   5.51%, 10/01/07                                        30,000          30,000
   5.58%, 10/01/07                                        50,000          50,000
   5.59%, 11/15/07                                        10,000          10,000
CC (USA), INC.
   5.13%, 10/25/07 (b)(c)                                 65,000          65,002
DANSKE BANK A/S
   5.47%, 10/22/07                                       100,000         100,000
DEUTSCHE BANK AG
   5.87%, 10/09/07                                       100,000         100,002
   5.87%, 10/15/07                                       100,000         100,004
   5.56%, 10/23/07                                       150,000         150,000
   5.22%, 10/29/07                                        35,000          35,001
DEXIA CREDIT LOCAL S.A.
   5.09%, 10/25/07                                        17,000          16,998
DORADA FINANCE, INC.
   5.72%, 10/15/07 (b)(c)                                 90,000          89,994
FIVE FINANCE, INC.
   5.32%, 10/09/07 (b)(c)                                 21,000          20,994
FLORIDA HURRICANE CATASTROPHE FUND
   5.96%, 10/15/07                                        75,000          75,000
FORTIS BANK
   5.07%, 10/29/07                                        50,000          49,961
INTESA BANK IRELAND, PLC
   5.14%, 10/25/07 (a)(c)                                 70,000          70,000
J.P. MORGAN SECURITIES, INC.
   5.64%, 10/01/07 (c)                                   100,000         100,000

SCHWAB CASH RESERVES

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
K2 (USA), L.L.C.
   5.72%, 10/15/07 (b)(c)                                  3,000           2,999
   5.13%, 10/29/07 (b)(c)                                 30,000          30,000
   5.34%, 11/07/07 (b)(c)                                 20,000          19,997
   5.57%, 12/20/07 (b)(c)                                 50,000          50,003
LEXINGTON PARKER CAPITAL CO., L.L.C.
   5.31%, 10/09/07 (a)(b)(c)                              50,000          49,996
LIBERTY LIGHTHOUSE U.S. CAPITAL CO., L.L.C.
   5.32%, 10/02/07 (b)(c)                                  2,000           2,000
   5.54%, 10/02/07 (b)(c)                                 22,000          22,000
   5.32%, 10/10/07 (b)(c)                                  6,000           5,999
   5.32%, 11/15/07 (b)(c)                                 16,000          15,998
   5.65%, 12/17/07 (b)(c)                                 35,000          34,998
LINKS FINANCE, L.L.C.
   5.75%, 10/15/07 (b)(c)                                  3,000           3,000
   5.10%, 10/25/07 (b)(c)                                  7,000           7,000
   5.55%, 12/20/07 (b)(c)                                 22,000          21,999
MERRILL LYNCH & CO., INC.
   5.75%, 10/18/07                                        50,000          50,000
MITSUBISHI UFJ TRUST & BANKING CORP.
   5.35%, 10/30/07                                        20,000          20,000
MORGAN STANLEY
   5.49%, 10/18/07                                        30,000          29,987
PHYSICIAN SOLUTIONS, L.L.C.
   5.18%, 10/04/07 (a)                                     1,805           1,805
ROMAN CATHOLIC BISHOP OF SAN JOSE (CA)
   5.13%, 10/04/07 (a)                                     5,400           5,400
ROYAL BANK OF CANADA
   5.67%, 10/04/07                                        50,000          49,992
ROYAL BANK OF SCOTLAND PLC
   5.41%, 10/09/07                                       142,000         142,000
   5.42%, 10/11/07                                       100,000         100,000
   5.24%, 12/21/07 (c)                                     9,000           9,001
SEDNA FINANCE, INC.
   5.79%, 10/10/07 (b)(c)                                  2,000           2,000
   5.72%, 10/15/07 (b)(c)                                 20,000          19,999
   5.52%, 11/15/07 (b)(c)                                 30,000          30,000
   5.46%, 11/21/07 (b)(c)                                  3,000           3,000
SIGMA FINANCE, INC.
   5.72%, 10/15/07 (b)(c)                                 50,000          49,998
   5.35%, 10/25/07 (b)(c)                                100,000         100,010
   5.35%, 10/25/07 (b)(c)                                 45,000          45,002
SOCIETE GENERALE NORTH AMERICA, INC.
   5.78%, 10/17/07 (a)                                    83,000          83,000
SUMITOMO TRUST & BANKING CO.
   5.75%, 10/15/07                                        33,000          33,000
   5.77%, 10/05/07                                         4,000           4,000
   5.80%, 10/15/07                                       100,000         100,000
   5.15%, 10/22/07                                         3,000           3,000
SVENSKA HANDELSBANKEN AB
   5.67%, 10/04/07 (a)                                    18,000          18,000
TENDERFOOT SEASONAL HOUSING, L.L.C.
   5.18%, 10/04/07 (a)                                     3,000           3,000
THE GOLDMAN SACHS GROUP, INC.
   5.53%, 10/01/07 (d)                                    29,000          29,000
   5.84%, 10/11/07 (d)                                   160,000         160,000
   5.80%, 10/16/07 (c)(d)                                 60,000          60,000
   5.79%, 10/17/07 (c)(d)                                 23,000          23,000
WHISTLEJACKET CAPITAL, L.L.C.
   5.68%, 10/02/07 (b)(c)                                 10,000           9,999
   5.10%, 10/22/07 (b)(c)                                 16,000          15,998
   5.09%, 10/25/07 (b)(c)                                 14,000          13,999
   5.34%, 11/06/07 (b)(c)                                 92,000          91,984
   5.34%, 11/07/07 (b)(c)                                 50,000          49,991
   5.48%, 11/19/07 (b)(c)                                  4,000           4,000
                                                                     -----------
TOTAL VARIABLE-RATE OBLIGATIONS
(COST $3,225,591)                                                      3,225,591
                                                                     -----------

                                                       MATURITY
ISSUER                                                  AMOUNT          VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
OTHER INVESTMENTS 9.3% OF NET ASSETS

REPURCHASE AGREEMENTS 9.3%
--------------------------------------------------------------------------------
CREDIT SUISSE SECURITIES (USA), L.L.C.
 Tri-Party Repurchase Agreement, dated 09/28/07,
   due 10/01/07 at 5.10%, fully collateralized
   by U.S. Government Securities with a value of
   $1,620.                                                 1,586           1,585
DEUTSCHE BANK SECURITIES, INC.
 Tri-Party Repurchase Agreement dated 09/28/07,
   due 10/01/07 at 5.10%, fully collateralized
   by U.S. Government Securities with a value of
   $714,000.                                             700,298         700,000
GOLDMAN SACHS & CO.
  Tri-Party Repurchase Agreement, dated 09/28/07,
    due 10/01/07 at 5.08%, fully collateralized
    by U.S. Government Securities with a value of
    $918,000.                                            900,381         900,000
UBS FINANCIAL SERVICES, INC.
  Tri-Party Repurchase Agreement dated 09/28/07,
    due 10/01/07 at 5.09%, fully collateralized
    by U.S. Government Securities with a value of
    $433,502.                                            425,180         425,000
                                                                     -----------
TOTAL OTHER INVESTMENTS
(COST $2,026,585)                                                      2,026,585
                                                                     -----------

END OF INVESTMENTS.

At 09/30/07, the tax basis cost of the fund's investments was $21,860,114.

At 09/30/07, portfolio holdings included illiquid and/or restricted securities as follows:

SCHWAB CASH RESERVES

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
RATE, ACQUISITION DATE                               FACE AMOUNT        VALUE
MATURITY DATE                                        ($ X 1,000)     ($ X 1,000)
THE GOLDMAN SACHS GROUP, INC.
   5.53%, 06/29/07, 10/01/07                              29,000          29,000
   5.84%, 04/11/07, 10/11/07                             160,000         160,000
   5.80%, 08/16/07, 10/16/07                              60,000          60,000
   5.79%, 08/17/07, 10/17/07                              23,000          23,000
                                                                     -----------
                                                                         272,000
MERRILL LYNCH & CO., INC.
   5.37%, 05/22/07, 02/22/08                             100,000         100,000

VICTORIA FINANCE, L.L.C.
   5.33%, 07/26/07, 10/29/07                              24,000          23,902

(a)  Credit-enhanced security.
(b)  Asset-backed security.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $7,891,512 or 36.1% of net assets.
(d)  Illiquid and/or restricted security.

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB AMT TAX-FREE MONEY FUND(TM)

PORTFOLIO HOLDINGS As of September 30, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 99.2%   MUNICIPAL
         SECURITIES                                    2,290,117       2,290,117
--------------------------------------------------------------------------------
 99.2%   TOTAL INVESTMENTS                             2,290,117       2,290,117

  0.8%   OTHER ASSETS AND
         LIABILITIES                                                      18,312
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                    2,308,429

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
MUNICIPAL SECURITIES 99.2% of net assets

ALABAMA 2.0%
--------------------------------------------------------------------------------
ALABAMA MUNICIPAL FUNDING CORP
Municipal Funding Notes Master Series 2006A
   3.86%, 10/04/07 (a)(b)                                  5,070           5,070
BIRMINGHAM DOWNTOWN REDEVELOPMENT AUTH
RB (UAB Educational Foundation) Series 2002
   3.87%, 10/03/07 (a)(b)                                 18,595          18,595
MOBILE BOARD OF WATER & SEWER
RB Series 2006
   3.92%, 10/04/07 (a)(b)(c)(d)                           10,185          10,185
UNIV OF ALABAMA AT BIRMINGHAM
Hospital RB Series 2006A
   3.90%, 10/04/07 (a)(b)(c)(d)                           12,050          12,050
                                                                     -----------
                                                                          45,900
ARIZONA 2.5%
--------------------------------------------------------------------------------
ARIZONA HEALTH FACILITIES AUTH
RB (Banner Health) Series 2007B
   3.92%, 10/04/07 (a)(c)(d)                              17,775          17,775
ARIZONA SCHOOL FACILITIES BOARD
COP Series 2005A 2&3
   3.92%, 10/04/07 (a)(b)(c)(d)                              980             980
PHOENIX CIVIC IMPROVEMENT CORP
GO Bonds
   3.97%, 10/04/07 (a)(c)(d)                               8,775           8,775
Wastewater System Revenue BAN Series 2006
   3.70%, 10/18/07 (b)                                     5,000           5,000
SALT RIVER PROJECT AGRICULTURAL IMPROVEMENT & POWER
   DISTRICT
Electric System RB Series 2002B
   3.90%, 10/04/07 (a)(c)(d)                               7,440           7,440
SCOTTSDALE IDA
Hospital RB (Scottsdale Healthcare) Series 2006G
   3.92%, 10/04/07 (a)(b)(c)(d)                            7,000           7,000
SCOTTSDALE MUNICIPAL PROPERTY CORP
Excise Tax Refunding RB Series 2006
   3.91%, 10/04/07 (a)(c)(d)                               9,558           9,558
                                                                     -----------
                                                                          56,528
COLORADO 3.0%
--------------------------------------------------------------------------------
AURORA
First Lien Water Improvement RB Series 2007A
   3.92%, 10/04/07 (a)(b)(c)(d)                           10,000          10,000
COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTH
RB (Univ of Denver) Series 2007
   3.91%, 10/04/07 (a)(b)(c)(d)                           28,165          28,165
COLORADO HEALTH FACILITIES AUTH
Hospital Revenue RB (NCMC) Series 2005
   3.87%, 10/03/07 (a)(b)(c)                               6,000           6,000
DENVER CONVENTION CENTER HOTEL AUTH
Sr Refunding RB (Convention Center Hotel) Series
   2006
   3.92%, 10/04/07 (a)(b)(c)(d)                            4,080           4,080
DOUGLAS CNTY SD
GO Improvement Bonds Series 2006B
   3.92%, 10/04/07 (a)(c)(d)                               5,960           5,960
REGIONAL TRANSPORTATION DISTRICT
COP (Transit Vehicles) Series 2002A
   3.92%, 10/04/07 (a)(b)(c)(d)                            3,960           3,960
SOUTHGLENN METROPOLITAN DISTRICT
Special RB Series 2007
   3.89%, 10/04/07 (a)(b)                                 10,000          10,000
                                                                     -----------
                                                                          68,165
DISTRICT OF COLUMBIA 1.3%
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA
GO Bonds Series 2005A
   3.92%, 10/03/07 (a)(b)(c)(d)                           19,000          19,000
NATIONAL CAPITAL REVITALIZATION CORP
RB (DC USA Parking Garage) Series 2006
   4.01%, 10/04/07 (a)(b)(c)(d)                           12,000          12,000
                                                                     -----------
                                                                          31,000
FLORIDA 12.0%
--------------------------------------------------------------------------------
BROWARD CNTY HFA
M/F Housing Refunding RB (Island Club Apts)
   Series 2001A
   3.87%, 10/04/07 (a)(b)                                  3,000           3,000

SCHWAB AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
CAPE CORAL
CP Notes
   3.70%, 01/10/08 (b)                                     6,500           6,500
CLAY CNTY UTILITY AUTH
Refunding RB Series 2007
   3.92%, 10/04/07 (a)(b)(c)(d)                           23,325          23,325
FLORIDA BOARD OF EDUCATION
Capital Outlay Bonds Series 1998E
   3.92%, 10/04/07 (a)(c)(d)                              11,170          11,170
Capital Outlay Bonds Series 2003C
   3.93%, 10/04/07 (a)(b)(c)(d)                            9,100           9,100
Capital Outlay Refunding Bonds Series 2001B
   3.93%, 10/04/07 (a)(c)(d)                              14,100          14,100
Public Education Capital Outlay Bonds
   3.97%, 10/04/07 (a)(b)(c)(d)                           10,695          10,695
FLORIDA DEPARTMENT OF ENVIRONMENTAL PROTECTION
RB (Florida Forever) Series 2007A
   3.92%, 10/04/07 (a)(b)(c)(d)                           10,195          10,195
RB (Preservation 2000) Series 1997B
   3.91%, 10/04/07 (a)(b)(c)(d)                            7,869           7,869
FLORIDA DEPARTMENT OF MANAGEMENT SERVICES
Florida Facilities Pool RB Series 2007A
   3.92%, 10/04/07 (a)(b)(c)(d)                           11,745          11,745
FLORIDA DEPARTMENT OF TRANSPORTATION
Turnpike RB Series 2006A
   3.92%, 10/04/07 (a)(b)(c)(d)                           11,515          11,515
Turnpike RB Series 2007A
   3.91%, 10/04/07 (a)(b)(c)(d)                           17,555          17,555
FLORIDA HURRICANE CATASTROPHE FUND FINANCE CORP
RB
   3.97%, 10/04/07 (a)(b)(c)(d)                           28,605          28,605
GAINESVILLE UTILITY SYSTEM
RB Series 2005A
   3.91%, 10/04/07 (a)(b)(c)(d)                            4,545           4,545
JACKSONVILLE HEALTH FACILITIES AUTH
Hospital Refunding RB (Genesis Rehabilitation
   Hospital) Series 1996
   4.10%, 10/01/07 (a)(b)                                  2,440           2,440
JEA
Water & Sewer Sr Lien RB Series 2007A
   3.91%, 10/04/07 (a)(c)(d)                               5,930           5,930
OCALA
Utility Systems RB Series 2005B
   3.92%, 10/04/07 (a)(b)(c)(d)                            3,985           3,965
ORANGE CNTY HFA
M/F Housing Refunding RB (Andover Place Apts)
   Series 1998F
   3.89%, 10/04/07 (a)(b)                                  1,770           1,770
Refunding RB (Highland Pointe Apts) Series 1998J
   3.85%, 10/04/07 (a)(b)                                  7,455           7,455
ORANGE CNTY IDA
Educational Facilities RB (UCF Hospitality
   School Student Housing Foundation) Series 2004
   3.87%, 10/03/07 (a)(b)                                  8,360           8,360
ORANGE COUNTY HEALTH FINANCE AUTH
Refunding Program RB (Pooled Hospital Loan)
   Series 1985
   3.80%, 10/09/07 (b)                                    18,300          18,300
ORLANDO UTILITIES COMMISSION
Water & Electric RB Series 2002B
   3.87%, 10/03/07 (a)(c)                                 12,300          12,300
PALM BEACH CNTY HEALTH FACILITIES AUTH
Refunding Program RB (Pooled Hospital Loan)
   Series 1985
   3.70%, 11/20/07 (b)                                     7,300           7,300
PALM BEACH CNTY SD
Sales Tax Revenue CP
   3.68%, 02/07/08 (b)                                     3,500           3,500
SARASOTA CNTY
Utility System Refunding RB Series 2005A
   3.92%, 10/04/07 (a)(b)(c)(d)                            4,495           4,485
SUMTER LANDING COMMUNITY DEVELOPMENT DISTRICT
Recreational RB Series 2005A
   3.91%, 10/04/07 (a)(b)(c)(d)                            2,000           2,000
TALLAHASSEE
Energy System RB Series 2007
   3.91%, 10/04/07 (a)(b)(c)(d)                            9,900           9,900
TAMPA
Educational Facilities RB (Pepin Academy of
   Tampa) Series 2002
   3.87%, 10/04/07 (a)(b)                                  3,625           3,485
TAMPA BAY WATER AUTH
Utility System Refunding & Improvement RB
   Series 2001A
   3.92%, 10/04/07 (a)(b)(c)(d)                            5,200           5,200
Utility System Refunding & Improvement RB
   Series 2005
   3.92%, 10/04/07 (a)(b)(c)(d)                            5,000           4,995
UNIV OF SOUTH FLORIDA RESEARCH FOUNDATION
RB (Interdisciplinary Research Bldg) Series 2004A
   3.84%, 10/03/07 (a)(b)                                  5,500           5,500
WINTER HAVEN
Utility System Improvement & Refunding RB Series
   2005
   3.92%, 10/04/07 (a)(b)(c)(d)                              990             990
                                                                     -----------
                                                                         277,794
GEORGIA 2.0%
--------------------------------------------------------------------------------
ATLANTA
Subordinate Lien Tax Allocation Bonds
   (Atlantic Station)
   Series 2006
   3.94%, 10/04/07 (a)(b)                                  7,000           7,000

SCHWAB AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
Water & Wastewater RB Series 2001B
   3.80%, 10/04/07 (a)(b)(c)                               1,500           1,500
DEKALB CNTY PUB SAFETY & JUDICIAL FAC AUTH
RB (Public Safety & Judicial Facility) Series
   2004
   3.91%, 10/04/07 (a)(c)(d)                               4,475           4,475
GEORGIA
GO Bonds Series 2007E
   3.93%, 10/04/07 (a)(c)(d)                               6,765           6,765
METROPOLITAN ATLANTA RAPID TRANSIT AUTH
Sales Tax Refunding RB (Third Indenture)
   Series 2007A
   3.92%, 10/04/07 (a)(b)(c)(d)                            6,100           6,100
Sales Tax Revenue CP BAN (Third Indenture)
   Series 2004B
   3.76%, 12/07/07 (b)                                    15,000          15,000
   3.73%, 12/10/07 (b)                                     5,000           5,000
                                                                     -----------
                                                                          45,840
HAWAII 2.1%
--------------------------------------------------------------------------------
HONOLULU
GO Series 2005A
   3.92%, 10/04/07 (a)(b)(c)(d)                           11,080          11,080
Wastewater System RB Sr Series 2005A
   3.91%, 10/04/07 (a)(b)(c)(d)                            5,845           5,845
Wastewater System RB Sr Series 2006A
   3.92%, 10/04/07 (a)(b)(c)(d)                           16,550          16,550
UNIV OF HAWAII
RB Series 2006A
   3.92%, 10/04/07 (a)(b)(c)(d)                           14,145          14,145
                                                                     -----------
                                                                          47,620
ILLINOIS 9.2%
--------------------------------------------------------------------------------
CHICAGO
GO Bonds Project & Refunding Series 2007A
   3.92%, 10/04/07 (a)(b)(c)(d)                           18,260          18,260
   3.92%, 10/04/07 (a)(b)(c)(d)                            3,975           3,975
Limited Tax Bonds (Lakefront Millenium Parking)
   Series 1998
   3.92%, 10/04/07 (a)(b)(c)(d)                           22,720          22,720
Project & Refunding GO Bonds Series 2007A
   3.92%, 10/04/07 (a)(b)(c)(d)                            8,805           8,805
CHICAGO BOARD OF EDUCATION
Unlimited Tax GO Bonds Series 2006B
   3.92%, 10/04/07 (a)(b)(c)(d)                           11,595          11,595
ILLINOIS
GO Bonds Series 2006A
   3.91%, 10/04/07 (a)(c)(d)                              12,085          12,085
GO Certificates 2007
   4.25%, 11/09/07                                        25,000          25,013
GO Refunding Bonds Series 2007B
   3.95%, 10/04/07 (a)(c)(d)                               9,995           9,995
ILLINOIS FINANCE AUTH
RB (Northwestern Univ) Series 2006
   3.91%, 10/04/07 (a)(c)(d)                              10,745          10,745
RB (Univ of Chicago) Series 2007
   3.90%, 10/04/07 (a)(c)(d)                              10,020          10,020
RB Series 2005C (Resurrection Health Care)
   3.84%, 10/04/07 (a)(b)                                  6,745           6,745
ILLINOIS TOLL HIGHWAY AUTH
Sr Priority RB Series 2005A
   3.92%, 10/04/07 (a)(b)(c)(d)                           15,000          15,000
   3.80%, 03/13/08 (b)(c)(d)                              10,600          10,600
METROPOLITAN PIER & EXPOSITION AUTH
Bonds (McCormick Place Expansion) Series 1998B
   3.92%, 10/04/07 (a)(b)(c)(d)                            1,680           1,680
METROPOLITAN WATER RECLAMATION DISTRICT OF
GREATER CHICAGO
GO Capital Improvement Bonds Unlimited Tax
   Series 2006
   3.92%, 10/04/07 (a)(c)(d)                              11,630          11,630
SPRINGFIELD
RB Series 2007
   3.92%, 10/04/07 (a)(b)(c)(d)                            5,410           5,410
Sr Lien Electric RB Series 2006
   3.91%, 10/04/07 (a)(b)(c)(d)                            4,950           4,950
ST. CLAIR CNTY
Industrial Building Refunding RB (Winchester
   Apts) Series 1994
   3.86%, 10/04/07 (a)(b)                                 15,550          15,550
WILL CNTY COMMUNITY UNIT SD
GO Bonds Series 2005
   3.92%, 10/04/07 (a)(b)(c)(d)                            8,600           8,600
                                                                     -----------
                                                                         213,378
INDIANA 2.4%
--------------------------------------------------------------------------------
INDIANA FINANCE AUTH
Highway RB
   3.97%, 10/04/07 (a)(b)(c)(d)                            8,550           8,550
Highway Refunding RB Series 2007A
   3.93%, 10/04/07 (a)(b)(c)(d)                           14,875          14,875
INDIANA HEALTH & EDUCATIONAL FACILITY
   FINANCING AUTH
RB (Ascension Health Senior Credit Group)
   Series 2006
   3.92%, 10/04/07 (a)(b)(c)(d)                           31,010          31,010
                                                                     -----------
                                                                          54,435
IOWA 0.9%
--------------------------------------------------------------------------------
TOBACCO SETTLEMENT AUTH
Asset-Backed Bonds Series 2001B
   3.93%, 10/03/07 (a)(c)(d)                              21,170          21,170

KENTUCKY 2.2%
--------------------------------------------------------------------------------
BOYLE CNTY
Hospital RB (Ephraim McDowell Health) Series 2006
   3.88%, 10/04/07 (a)(b)                                  1,000           1,000

SCHWAB AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
KENTUCKY ASSET/LIABILITY COMMISSION
General Fund Project Notes Series 2007B
   3.92%, 10/04/07 (a)(b)(c)(d)                            5,000           5,000
General Fund TRAN Series 2007A
   3.70%, 06/26/08                                        28,500          28,661
Project Notes (2005 General Fund)
   Second Series A1&A2
   3.75%, 10/03/07 (c)                                    10,000          10,000
LOUISVILLE/JEFFERSON CNTY METROPOLITAN GOVERNMENT
Health System RB (Norton Healthcare) Series 2006
   3.92%, 10/04/07 (a)(b)(c)(d)                            6,345           6,345
                                                                     -----------
                                                                          51,006
LOUISIANA 1.1%
--------------------------------------------------------------------------------
LOUISIANA
Gas & Fuels Tax RB Series 2005A
   3.92%, 10/04/07 (a)(b)(c)(d)                            6,980           6,980
GO Bonds Series 2006C
   3.92%, 10/03/07 (a)(b)(c)(d)                            3,630           3,630
LOUISIANA PUBLIC FACILITIES AUTH
Refunding RB (Tulane Univ) Series 2007A1
   3.91%, 10/04/07 (a)(b)(c)(d)                           15,345          15,345
                                                                     -----------
                                                                          25,955
MAINE 0.4%
--------------------------------------------------------------------------------
MAINE
GO BAN
   3.70%, 06/10/08                                         9,500           9,535

MARYLAND 1.5%
--------------------------------------------------------------------------------
MARYLAND
GO Capital Improvement Bonds
   3.97%, 10/04/07 (a)(c)(d)                              19,885          19,885
MARYLAND HEALTH & HIGHER EDUCATIONAL FACILITIES AUTH
Mortgage RB (Western Maryland Health System)
   Series 2006A
   3.80%, 03/27/08 (a)(b)(c)(d)                           14,790          14,790
                                                                     -----------
                                                                          34,675
MASSACHUSETTS 1.9%
--------------------------------------------------------------------------------
MASSACHUSETTS BAY TRANSPORTATION AUTH
Sr Sales Tax Bonds Series 2006B
   3.92%, 10/03/07 (a)(c)(d)                              18,100          18,100
MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTH
Revenue Notes (Harvard Univ) Series EE
   3.60%, 11/07/07                                         7,234           7,234
MASSACHUSETTS SCHOOL BUILDING AUTH
Dedicated Sales Tax Bonds Series 2007A
   3.91%, 10/04/07 (a)(b)(c)(d)                            3,000           3,000
MASSACHUSETTS WATER POLLUTION ABATEMENT TRUST
Pool Program Bonds
   3.95%, 10/04/07 (a)(c)(d)                               5,205           5,205
MASSACHUSETTS WATER RESOURCES AUTH
General RB Series 2007B
   3.95%, 10/04/07 (a)(b)(c)(d)                           10,300          10,300
                                                                     -----------
                                                                          43,839
MICHIGAN 1.9%
--------------------------------------------------------------------------------
DETROIT
Water Supply Sr Lien RB Series 2005B
   3.85%, 10/04/07 (a)(b)(c)                               1,000           1,000
Water Supply Sr Lien RB Series 2006A
   3.93%, 10/03/07 (a)(b)(c)(d)                            4,990           4,990
DETROIT SEWAGE DISPOSAL SYSTEM
Refunding Sr Lien RB Series 2006D
   3.92%, 10/04/07 (a)(b)(c)(d)                           15,380          15,380
MICHIGAN STATE BUILDING AUTH
CP Notes Series 5
   3.72%, 11/20/07 (b)                                    15,000          15,000
MICHIGAN STATE HOSPITAL AUTH
RB (McLaren Health Care) Series 2005B
   3.92%, 10/04/07 (a)(b)(c)(d)                            7,000           7,000
                                                                     -----------
                                                                          43,370
MINNESOTA 0.7%
--------------------------------------------------------------------------------
MINNEAPOLIS-ST PAUL METROPOLITAN AIRPORTS
   COMMISSION
Subordinate Refunding RB Series 2007B
   3.92%, 10/04/07 (a)(b)(c)(d)                            8,145           8,145
MINNESOTA
GO State Refunding Bonds
   3.69%, 08/01/08                                         7,860           7,943
                                                                     -----------
                                                                          16,088
MISSOURI 2.1%
--------------------------------------------------------------------------------
HAZELWOOD SD
GO Refunding & Improvement Bonds Series 2007A
   3.92%, 10/03/07 (a)(b)(c)(d)                            4,365           4,365
MISSOURI HEALTH & EDUCATIONAL FACILITIES AUTH
Educational Facilities RB (St Louis Univ) Series
   2006A
   4.01%, 10/01/07 (a)(b)(c)                               1,800           1,800
MISSOURI HIGHWAY & TRANSPORTATION COMMISSION
First Lien State Road Bonds Series 2006B
   3.92%, 10/04/07 (a)(c)(d)                               6,885           6,885
Second Lien State Road Bonds Series 2007
   3.95%, 10/04/07 (a)(c)(d)                              15,385          15,385

SCHWAB AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
MISSOURI JOINT MUNICIPAL ELECTRIC UTILITY
COMMISSION
Power Project RB (Prairie State) Series 2007A
   3.92%, 10/03/07 (a)(b)(c)(d)                           13,915          13,915
MISSOURI PUBLIC UTILITIES COMMISSION
Interim Construction Notes Series 2007
   3.79%, 09/01/08                                         6,625           6,681
                                                                     -----------
                                                                          49,031
MONTANA 1.0%
--------------------------------------------------------------------------------
FORSYTH
Pollution Control Refunding RB (NW Corp
   Colstrip) Series 2006
   3.91%, 10/04/07 (a)(b)(c)(d)                           23,100          23,100

NEBRASKA 1.4%
--------------------------------------------------------------------------------
CENTRAL PLAINS ENERGY PROJECT
Gas Project RB (Project #1)
   4.00%, 10/04/07 (a)(c)(d)                              10,000          10,000
NEBRASKA PUBLIC POWER DISTRICT
General RB Series 2006A
   3.93%, 10/04/07 (a)(b)(c)(d)                           17,495          17,495
PUBLIC POWER GENERAL AGENCY
RB (Whelan Energy Center Unit 2) Series 2007A
   3.78%, 07/10/08 (b)(c)(d)                               4,995           4,995
                                                                     -----------
                                                                          32,490
NEVADA 2.8%
--------------------------------------------------------------------------------
CLARK CNTY
GO (Limited Tax) Bank Bonds Series 2006
   3.96%, 10/04/04 (a)(b)(c)(d)                            4,000           4,000
Las Vegas - McCarran Intl Airport Passenger
   Facility Charge RB Series 2007A2
   3.80%, 03/27/08 (a)(b)(c)(d)                           16,000          16,000
CLARK CNTY SD
GO (Limited Tax) Building Bonds Series 2001F
   3.92%, 10/03/07 (a)(b)(c)(d)                            9,875           9,875
GO (Limited Tax) Refunding Bonds Series 2007A
   3.95%, 10/04/07 (a)(b)(c)(d)                            2,000           2,000
HENDERSON
Health Facility RB (Catholic Healthcare West)
   Series 2007B
   3.92%, 10/04/07 (a)(b)(c)(d)                           10,000          10,000
LAS VEGAS VALLEY WATER DISTRICT
GO (Limited Tax) Water CP Series 2004 A&B
   4.00%, 11/06/07 (c)                                    10,000           9,993
NEVADA
GO Bonds Series 2007B
   3.92%, 10/04/07 (a)(c)(d)                               3,705           3,705
TRUCKEE MEADOWS WATER AUTH
Water Refunding RB Series 2006
   3.92%, 10/04/07 (a)(b)(c)(d)                            9,305           9,305
                                                                     -----------
                                                                          64,878
NEW JERSEY 0.9%
--------------------------------------------------------------------------------
BURLINGTON CNTY
BAN Series 2007B
   3.60%, 11/15/07                                        14,644          14,646
CHERRY HILL
General & Sewer Capital BAN Series 2006
   3.57%, 10/23/07                                         5,826           5,828
NEW JERSEY TOBACCO SETTLEMENT FINANCING CORP
Tobacco Settlement Asset-Backed Bonds Series
   2007-1A
   3.91%, 10/04/07 (a)(b)(c)(d)                            1,000           1,000
                                                                     -----------
                                                                          21,474
NEW YORK 3.7%
--------------------------------------------------------------------------------
LONG ISLAND POWER AUTH
Electric System Subordinated RB Series 2001-1B
   3.96%, 10/01/07 (a)(b)                                  1,800           1,800
NEW YORK CITY
GO Bonds Fiscal 2006 Series I3
   3.96%, 10/01/07 (a)(b)                                  2,000           2,000
GO Bonds Fiscal 2006 Series I7
   3.81%, 10/03/07 (a)(b)                                  3,000           3,000
NEW YORK CITY MUNICIPAL WATER FINANCE AUTH
CP Notes Series One
   3.71%, 10/12/07 (c)                                    17,540          17,540
NEW YORK STATE DORMITORY AUTH
Personal Income Tax RB Series 2006C
   3.91%, 10/04/07 (a)(c)(d)                              15,000          15,000
PORT AUTH OF NEW YORK & NEW JERSEY
TECP Series A
   3.70%, 12/19/07 (c)                                    25,000          25,000
ROCHESTER
GO BAN Series 2006II
   3.68%, 10/19/07                                        20,000          20,003
                                                                     -----------
                                                                          84,343
NORTH CAROLINA 1.0%
--------------------------------------------------------------------------------
NORTH CAROLINA
GO Refunding Bonds Series 2007B
   3.91%, 10/04/07 (a)(c)(d)                               9,550           9,550
NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY
RB (Duke Univ) Series 2006A
   3.91%, 10/04/07 (a)(c)(d)                               9,250           9,248

SCHWAB AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
NORTH CAROLINA MEDICAL CARE COMMISSION
Health Care Facilities RB (Novant Health)
   Series 2006
   3.91%, 10/04/07 (a)(b)(c)(d)                            4,000           4,000
                                                                     -----------
                                                                          22,798
OHIO 0.5%
--------------------------------------------------------------------------------
CLEVELAND
Airport System RB Series 2006A
   3.91%, 10/04/07 (a)(b)(c)(d)                            6,505           6,505
OHIO HIGHER EDUCATIONAL FACILITY COMMISSION
Facility RB (Univ of Dayton) Series 2006
   3.90%, 10/04/07 (a)(b)(c)(d)                            3,760           3,760
                                                                     -----------
                                                                          10,265
OKLAHOMA 0.2%
--------------------------------------------------------------------------------
OKLAHOMA CAPITAL IMPROVEMENT AUTH
State Facilities RB (Higher Education) Series
   2005F
   3.92%, 10/03/07 (a)(b)(c)(d)                            5,095           5,095

PENNSYLVANIA 3.2%
--------------------------------------------------------------------------------
ALLEGHENY CNTY HOSPITAL DEVELOPMENT AUTH
RB (UPMC) Series 2007B1
   3.92%, 10/04/07 (a)(b)(c)(d)                           15,000          15,000
ALLEGHENY CNTY PORT AUTH
Grant Anticipation Notes Series 2007
   3.68%, 06/30/08 (b)                                     5,000           5,021
BEAVER CNTY IDA
Pollution Control Refunding RB (First Energy
   Nuclear Generation Corp) Series 2006C
   4.00%, 10/01/07 (a)(b)                                  6,200           6,200
DELAWARE RIVER JOINT TOLL BRIDGE COMMISSION
Bridge RB Series 2007A
   3.91%, 10/04/07 (a)(b)(c)(d)                            3,795           3,795
MONTGOMERY CNTY IDA
Pollution Control Refunding RB (Exelon
   Generation Co) Series 2002A
   3.79%, 10/11/07 (b)                                    11,000          10,998
PENNSYLVANIA STATE PUBLIC SCHOOL BUILDING AUTH
School Lease RB (Philadelphia SD) Series 2006B
   3.92%, 10/04/07 (a)(b)(c)(d)                            5,000           5,000
PHILADELPHIA
GO Bonds Series 2006
   3.92%, 10/04/07 (a)(b)(c)(d)                           13,630          13,630
TRAN Series 2007-2008A
   3.67%, 06/30/08                                        15,000          15,090
                                                                     -----------
                                                                          74,734
PUERTO RICO 0.3%
--------------------------------------------------------------------------------
PUERTO RICO SALES TAX FINANCING CORP
Sales Tax RB Series 2007A
   3.92%, 10/04/07 (a)(b)(c)(d)                            6,000           6,000

RHODE ISLAND 0.2%
--------------------------------------------------------------------------------
RHODE ISLAND ECONOMIC DEVELOPMENT CORP
Airport Refunding RB Series 2005C
   3.80%, 10/04/07 (b)(c)(d)                               4,315           4,315

SOUTH CAROLINA 2.3%
--------------------------------------------------------------------------------
BEAUFORT-JASPER HIGHER EDUCATION COMMISSION
Student Housing RB (Univ of South
   Carolina-Beaufort) Series 2005
   3.86%, 10/04/07 (a)(b)                                 16,460          16,460
SOUTH CAROLINA
Research Univ Infrastructure GO Bonds Series
   2005A
   3.93%, 10/04/07 (a)(c)(d)                              16,265          16,265
SOUTH CAROLINA ASSOCIATION OF
   GOVERNMENTAL ORGANIZATIONS
Educational Facilities Corp Installment Purchase
   RB (Pickens Cnty SD) Series 2006
   3.81%, 06/19/08 (b)(c)(d)                               3,990           3,990
SOUTH CAROLINA PUBLIC SERVICE AUTH
CP
   3.68%, 12/13/07 (c)                                    10,591          10,591
SOUTH CAROLINA TRANSPORTATION INFRASTRUCTURE BANK
Refunding RB Series 2005A
   3.91%, 10/04/07 (a)(b)(c)(d)                            6,365           6,365
                                                                     -----------
                                                                          53,671
TENNESSEE 2.1%
--------------------------------------------------------------------------------
KNOXVILLE
Wastewater System Revenue Improvement Bonds
   Series 2005A
   3.92%, 10/04/07 (a)(b)(c)(d)                            5,495           5,490
TENNESSEE ENERGY ACQUISITION CORP
Gas Project RB Series 2006C
   3.90%, 10/04/07 (a)(c)(d)                              20,000          20,000
Jr Gas Project RB Series 2006B
   3.95%, 10/04/07 (a)(b)(c)(d)                           22,387          22,387
                                                                     -----------
                                                                          47,877
TEXAS 23.9%
--------------------------------------------------------------------------------
BRAZOS CNTY HEALTH FACILITIES DEVELOPMENT CORP
(Franciscan Services Corp Obligated Group)
   Series 1997A&B
   3.96%, 10/04/07 (a)(b)(c)(d)                            8,000           8,000

SCHWAB AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
CYPRESS-FAIRBANKS INDEPENDENT SD
Unlimited Tax Schoolhouse & Refunding Bonds
   Series 2007
   3.91%, 10/04/07 (a)(b)(c)(d)                           14,850          14,850
DALLAS
GO Bonds Series 2005
   3.92%, 10/04/07 (a)(c)(d)                               4,980           4,980
Waterworks & Sewer System Refunding &
   Improvement RB Series 2006
   3.92%, 10/04/07 (a)(b)(c)(d)                            4,990           4,990
DALLAS AREA RAPID TRANSIT
Sr Lien Sales Tax Refunding RB Series 2007
   3.92%, 10/04/07 (a)(b)(c)(d)                            4,300           4,300
Sr Lien Sales Tax Revenue RB Series 2007
   3.92%, 10/04/07 (a)(b)(c)(d)                            9,530           9,530
DALLAS INDEPENDENT SD
Unlimited Tax School Building Bonds Series 2006
   3.92%, 10/04/07 (a)(b)(c)(d)                            6,440           6,440
DALLAS WATER & SEWER UTILITIES
Refunding RB Series 2007
   3.92%, 10/04/07 (a)(b)(c)(d)                           36,850          36,845
ECTOR CNTY INDEPENDENT SD
Unlimited Tax Refunding Bonds Series 2007
   3.92%, 10/04/07 (a)(b)(c)(d)                            4,000           4,000
EL PASO
GO Bonds
   3.97%, 10/04/07 (a)(b)(c)(d)                            5,480           5,480
HARRIS CNTY
Permanent Improvement Refunding Bonds Series
   2006A & Unlimited Tax Road & Refunding Bonds
   Series 2006B
   3.92%, 10/04/07 (a)(c)(d)                              24,990          24,965
Toll Road Sr Lien Refunding RB Series 2007A
   3.91%, 10/04/07 (a)(b)(c)(d)                            9,600           9,600
Toll Road Unlimited Tax & Subordinate Lien
   Refunding RB Series 2007C
   3.95%, 10/04/07 (a)(b)(c)(d)                           13,160          13,160
Unlimited Tax & Subordinate Lien Refunding RB
   Series 2007C
   3.92%, 10/04/07 (a)(b)(c)(d)                            6,495           6,495
HARRIS CNTY FLOOD CONTROL DIST
Contract Tax CP Series F
   3.70%, 10/05/07 (b)                                     7,050           7,050
HOUSTON
Airport System Subordinate Lien Refunding RB
   Series 2007B
   3.92%, 10/04/07 (a)(b)(c)(d)                            8,425           8,425
First Lien Refunding RB Series 2007A
   3.92%, 10/04/07 (a)(b)(c)(d)                           10,355          10,355
   3.92%, 10/04/07 (a)(b)(c)(d)                            4,950           4,950
HOUSTON COMBINED UTILITY SYSTEM
First Lien Refunding RB Series 2007A
   3.91%, 10/04/07 (a)(b)(c)(d)                            4,300           4,300
   3.92%, 10/04/07 (a)(b)(c)(d)                            5,440           5,440
First Lien Refunding RB Series 2007B
   3.92%, 10/04/07 (a)(b)(c)(d)                            5,945           5,945
HOUSTON HIGHER EDUCATION FINANCE CORP
Higher Education RB (Rice Univ) Series 2007AB
   3.91%, 10/04/07 (a)(c)(d)                               7,013           7,013
KATY INDEPENDENT SD
Unlimited Tax Refunding Bonds Series 2007B &
   Limited Tax Refunding Bonds Series 2007C
   3.92%, 10/04/07 (a)(b)(c)(d)                            7,265           7,265
LOWER COLORADO RIVER AUTH
CP Series A
   3.65%, 02/06/08 (c)                                     9,100           9,100
MATAGORDA CNTY NAVIGATION DIST
Pollution Control Refunding RB (AEP Texas
   Central Co) Series 2005A
   3.92%, 10/04/07 (a)(b)(c)(d)                           12,000          12,000
MIDLAND COLLEGE DISTRICT
GO Bonds Series 2005
   3.80%, 03/13/08 (b)(c)(d)                               5,480           5,480
NORTH TEXAS MUNICIPAL WATER DISTRICT
Water System RB Series 2006
   3.92%, 10/04/07 (a)(b)(c)(d)                            7,320           7,320
NORTHWEST INDEPENDENT SD
Unlimited Tax School Building Bonds Series 2007
   3.90%, 10/04/07 (a)(b)(c)(d)                            5,480           5,480
ROUND ROCK INDEPENDENT SD
Unlimited Tax School Building Bonds Series 2007
   3.92%, 10/04/07 (a)(b)(c)(d)                           10,755          10,755
SAN ANTONIO
Combination Tax & Revenue Certificates of
   Obligation Series 2006
   3.75%, 10/04/07 (c)(d)                                  8,910           8,910
General Improvement & Refunding Bonds Series 2006
   & Combination Tax & Revenue Certificates of
   Obligation Series 2006
   3.96%, 10/04/07 (a)(c)(d)                               3,165           3,165
Water System Refunding RB Series 2005
   3.99%, 05/15/13 (a)(b)(c)(d)                            7,580           7,580
SAN ANTONIO ELECTRIC & GAS SYSTEM
Refunding RB New Series 2007
   3.92%, 10/04/07 (a)(c)(d)                              28,360          28,360
   3.92%, 10/04/07 (a)(c)(d)                              10,245          10,245
SAN ANTONIO ISD
Unlimited Tax Refunding Bonds Series 2006
   3.92%, 10/04/07 (a)(b)(c)(d)                            4,500           4,500
TEXAS
TRAN Series 2007
   3.70%, 08/28/08                                        25,000          25,175
   4.50%, 08/28/08                                        12,500          12,590

SCHWAB AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
TEXAS A&M BOARD OF REGENTS
Permanent Univ Fund Bonds Series 1998
   3.92%, 10/04/07 (a)(c)(d)                               5,980           5,980
TEXAS DEPARTMENT OF TRANSPORTATION
GO Mobility Fund Bonds Series 2005A
   3.92%, 10/04/07 (a)(c)(d)                               8,995           8,990
GO Mobility Fund Bonds Series 2006
   3.90%, 10/04/07 (a)(c)(d)                               7,600           7,595
GO Mobility Fund Bonds Series 2007
   3.91%, 10/04/07 (a)(c)(d)                              46,195          46,195
   3.92%, 10/04/07 (a)(c)(d)                               5,000           5,000
State Highway Fund First Tier RB Series 2006A
   3.92%, 10/04/07 (a)(c)(d)                               6,105           6,090
TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORP II
Gas Supply RB Series 2007A&B
   4.01%, 10/04/07 (a)(c)(d)                              30,000          30,000
Gas Supply RB Series 2007B
   3.99%, 10/04/07 (a)(c)(d)                              24,000          24,000
   4.00%, 10/04/07 (a)(c)(d)                              10,000          10,000
TEXAS WATER DEVELOPMENT BOARD
State Revolving Fund Subordinate Lien RB Series
   2007A
   4.00%, 10/01/07 (a)(c)                                  1,792           1,792
UNIV OF TEXAS
Permanent Univ Fund Notes Series A
   3.70%, 11/05/07                                        17,250          17,250
   3.68%, 12/13/07                                         8,000           8,000
Permanent Univ Fund Refunding Bonds Series 2006B
   3.91%, 10/04/07 (a)(c)(d)                              16,800          16,800
                                                                     -----------
                                                                         552,730
UTAH 0.7%
--------------------------------------------------------------------------------
INTERMOUNTAIN POWER AGENCY
Power Supply RB Series 1985F
   3.51%, 03/17/08 (a)(b)(c)                              15,000          15,000

VIRGINIA 1.0%
--------------------------------------------------------------------------------
CHESTERFIELD CNTY
GO Bonds
   3.95%, 10/04/07 (a)(c)(d)                               9,735           9,735
VIRGINIA COLLEGE BUILDING AUTH
Educational Facilities RB Series 2006A
   3.95%, 10/04/07 (a)(c)(d)                               4,125           4,125
WINCHESTER IDA
Hospital RB (Valley Health System) Series 2007
   3.91%, 10/04/07 (a)(b)(c)(d)                           10,000          10,000
                                                                     -----------
                                                                          23,860
WASHINGTON 3.4%
--------------------------------------------------------------------------------
CASCADE WATER ALLIANCE
Water System RB Series 2006
   3.91%, 10/04/07 (a)(b)(c)(d)                            8,660           8,660
KING CNTY
Sewer Refunding RB Second Series 2006
   3.92%, 10/04/07 (a)(b)(c)(d)                            9,095           9,095
Sewer Refunding RB Series 2006-2
   3.91%, 10/04/07 (a)(b)(c)(d)                            3,340           3,340
UNIV OF WASHINGTON
RB Series 2007
   3.91%, 10/04/07 (a)(b)(c)(d)                           10,000          10,000
WASHINGTON
Various Purpose GO Bonds Series 2008A
   3.92%, 10/03/07 (a)(c)(d)                              28,085          28,085
WASHINGTON HEALTH CARE FACILITIES AUTH
RB (Providence Health & Services) Series 2006A
   3.91%, 10/04/07 (a)(b)(c)(d)                           19,855          19,855
                                                                     -----------
                                                                          79,035
WISCONSIN 1.4%
--------------------------------------------------------------------------------
WISCONSIN
RB Series 2005A
   3.91%, 10/04/07 (a)(b)(c)(d)                            7,564           7,563
Transportation RB Series 2007A
   3.90%, 10/04/07 (a)(b)(c)(d)                            8,060           8,060
Transportation Revenue CP Series 2006A
   3.69%, 10/11/07 (c)                                    10,000          10,000
   3.65%, 12/10/07 (c)                                     7,500           7,500
                                                                     -----------
                                                                          33,123
                                                                     -----------
TOTAL MUNICIPAL SECURITIES
(COST $2,290,117)                                                      2,290,117
                                                                     -----------

END OF INVESTMENTS.
At 09/30/07, the tax basis cost of the fund's investments was $2,290,117.

(a)  Variable-rate security.
(b)  Credit-enhanced security.
(c)  Liquidity-enhanced security.
(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,723,254 or 74.7% of net assets.

 BAN - Bond anticipation note
 COP - Certificate of participation
  GO - General obligation
 HFA - Housing finance agency
 IDA - Industrial development authority
 ISD - Independent school district
  RB - Revenue bond
TECP - Tax-exempt commercial paper
TRAN - Tax and revenue anticipation note

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB GOVERNMENT MONEY FUND (TM)

PORTFOLIO HOLDINGS As of September 30, 2007, (Unaudited)


The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)       ($ X 1,000)
--------------------------------------------------------------------------------
 26.5%  FEDERAL AGENCY
        SECURITIES                                  1,475,238         1,475,238

 74.2%  OTHER INVESTMENTS                           4,117,117         4,117,117
--------------------------------------------------------------------------------
100.7%  TOTAL INVESTMENTS                           5,592,355         5,592,355

(0.7)%  OTHER ASSETS AND
        LIABILITIES                                                     (40,539)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    5,551,816
--------------------------------------------------------------------------------

ISSUER                                            FACE AMOUNT           VALUE
 RATE, MATURITY DATE                              ($ X 1,000)        ($ X 1,000)

FEDERAL AGENCY SECURITIES 26.5% of Net Assets
FIXED-RATE DISCOUNT NOTES 15.6%
--------------------------------------------------------------------------------
FANNIE MAE
   5.25%, 10/01/07                                     15,683             15,683
   5.25%, 10/01/07 (b)                                 70,985             70,985
   5.20%, 10/09/07                                     13,000             12,985
   5.25%, 10/10/07                                    150,000            149,806
   4.69%, 11/01/07 (a)                                 12,565             12,514
   5.24%, 11/01/07                                     83,818             83,444
   4.90%, 11/27/07                                      2,000              1,985
   4.74%, 12/03/07 (a)                                  9,000              8,926
   5.02%, 01/11/08                                     15,800             15,579
   5.03%, 01/24/08                                      3,240              3,189
   5.24%, 04/10/08 (b)                                 40,000             38,931
FEDERAL HOME LOAN BANK
   4.99%, 11/14/07                                     17,255             17,151
   5.01%, 11/23/07                                     50,000             49,636
   5.06%, 11/28/07                                     75,000             74,397
   5.00%, 11/30/07                                     50,000             49,589
   5.02%, 01/16/08                                      3,781              3,726
   4.70%, 01/30/08                                      9,325              9,180
   4.95%, 02/15/08                                     40,815             40,065
   5.05%, 02/20/08                                     25,000             24,514
FREDDIE MAC
   5.21%, 11/13/07                                      6,356              6,317
   4.77%, 12/10/07                                     29,469             29,198
   5.13%, 01/07/08                                      4,308              4,249
   5.02%, 01/22/08                                      9,200              9,058
   5.12%, 01/22/08                                     50,000             49,214
   5.05%, 02/25/08                                     50,000             48,995
   4.92%, 03/03/08                                     40,674             39,841
                                                                    ------------
                                                                         869,157
FIXED-RATE COUPON NOTES 6.4%
--------------------------------------------------------------------------------
FANNIE MAE
   4.70%, 11/26/07                                     30,000             29,933
   5.30%, 12/14/07 (b)                                 25,000             25,000
FEDERAL HOME LOAN BANK
   5.39%, 11/20/07                                     50,000             49,987
   5.38%, 12/14/07 (b)                                 40,000             40,000
   5.41%, 12/14/07 (b)                                 20,000             20,000
   4.65%, 01/25/08                                     75,000             75,114
   4.89%, 02/22/08                                     50,000             49,942
   5.26%, 04/07/08                                     24,675             24,567
FREDDIE MAC
   4.97%, 10/24/07                                     41,524             41,524
                                                                    ------------
                                                                         356,067
VARIABLE-RATE COUPON NOTES 4.5%
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK
   5.44%, 11/18/07 (a)                                100,000            100,051
   5.36%, 11/23/07                                     50,000             49,994
   5.43%, 12/20/07                                    100,000             99,969
                                                                    ------------
                                                                         250,014
                                                                    ------------
TOTAL FEDERAL AGENCY SECURITIES
(COST $1,475,238)                                                      1,475,238
                                                                    ------------

ISSUER                                            FACE AMOUNT           VALUE
 RATE, MATURITY DATE                              ($ X 1,000)        ($ X 1,000)

OTHER INVESTMENTS 74.2% of net assets
REPURCHASE AGREEMENTS 74.2%
--------------------------------------------------------------------------------
BANK OF AMERICA SECURITIES L.L.C
Tri-Party Repurchase Agreement
   Collateralized by U.S. Government
   Securities with a value of $51,000
   5.26%, issued 07/26/07,
     due 10/07/07                                      50,533             50,000
BARCLAYS CAPITAL, INC.
Tri-Party Repurchase Agreement Collateralized
   by U.S. Government Securities with a value
   of $459,000
   4.90%, issued 09/14/2007,
      due 10/07/07                                     35,110             35,000
   5.10%, issued 09/04/2007,
      due 10/07/07                                     40,187             40,000
   5.27%, issued 08/08/2007,
      due 10/07/07                                     30,264             30,000
   5.28%, issued 07/03/2007,
      due 10/07/07                                     86,197             85,000
   5.28%, issued 05/24/2007,
      due 10/07/07                                     40,798             40,000
   5.28%, issued 05/29/2007,
      due 10/07/07                                     30,576             30,000
   5.28%, issued 05/30/2007,
     due 10/07/07                                      40,763             40,000

SCHWAB GOVERNMENT MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued



ISSUER                                            MATURITY AMOUNT       VALUE
 RATE, MATURITY DATE                                ($ X 1,000)      ($ X 1,000)
   5.28%, issued 05/31/2007,
      due 10/07/07                                         40,757         40,000
   5.28%, issued 07/23/2007,
      due 10/07/07                                         40,446         40,000
   5.29%, issued 06/11/2007,
      due 10/07/07                                         10,173         10,000
   5.29%, issued 06/25/2007,
      due 10/07/07                                         30,458         30,000
   5.29%, issued 07/17/2007,
     due 10/07/07                                          30,361         30,000
BEAR STEARNS & CO., INC.
Tri-Party Repurchase Agreement Collateralized
   by U.S. Government Securities with a value
   of $1,030,734
   5.11%, issued 09/28/2007,
      due 10/01/07                                        680,290        680,000
   4.73%, issued 09/28/2007,
      due 10/07/07                                         30,035         30,000
   5.06%, issued 09/07/2007,
      due 10/07/07                                         30,127         30,000
   5.07%, issued 09/06/2007,
      due 10/07/07                                         30,131         30,000
   5.15%, issued 09/05/2007,
      due 10/07/07                                         30,137         30,000
   5.16%, issued 09/07/2007,
      due 10/07/07                                         30,129         30,000
   5.17%, issued 09/06/2007,
      due 10/07/07                                         30,134         30,000
   5.25%, issued 08/03/2007,
      due 10/07/07                                         50,474         50,000
   5.26%, issued 07/27/2007,
     due 10/07/07                                         101,052        100,000
CREDIT SUISSE SECURITIES (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized
   by U.S. Government Securities with a value
   of $981,429
   5.10%, issued 09/28/2007,
      due 10/01/07                                         12,123         12,117
   5.28%, issued 08/31/2007,
      due 10/01/07                                         30,136         30,000
   5.30%, issued 09/05/2007,
      due 10/05/07                                         40,177         40,000
   4.76%, issued 09/19/2007,
      due 10/07/07                                         40,095         40,000
   4.81%, issued 09/21/2007,
      due 10/07/07                                         50,107         50,000
   4.81%, issued 09/19/2007,
      due 10/07/07                                         30,072         30,000
   4.81%, issued 09/21/2007,
      due 10/07/07                                         30,064         30,000
   4.81%, issued 09/28/2007,
      due 10/07/07                                         35,042         35,000
   4.81%, issued 09/24/2007,
      due 10/07/07                                         25,043         25,000
   4.81%, issued 09/25/2007,
      due 10/07/07                                         50,080         50,000
   4.82%, issued 09/27/2007,
      due 10/07/07                                         50,067         50,000
   4.83%, issued 09/14/2007,
     due 10/07/07                                          40,123         40,000
   4.88%, issued 09/14/2007,
      due 10/07/07                                         40,125         40,000
   4.98%, issued 09/14/2007,
      due 10/07/07                                         30,095         30,000
   5.03%, issued 09/13/2007,
      due 10/07/07                                         50,168         50,000
   5.03%, issued 09/11/2007,
      due 10/07/07                                         35,127         35,000
   5.03%, issued 09/12/2007,
      due 10/07/07                                         30,105         30,000
   5.08%, issued 09/17/2007,
      due 10/07/07                                         40,113         40,000
   5.10%, issued 09/04/2007,
      due 10/07/07                                         40,187         40,000
   5.13%, issued 09/12/2007,
      due 10/07/07                                         40,143         40,000
   5.13%, issued 09/13/2007,
      due 10/07/07                                         50,171         50,000
   5.18%, issued 08/16/2007,
      due 10/07/07                                         55,412         55,000
   5.25%, issued 08/10/2007,
      due 10/07/07                                         50,423         50,000
   5.27%, issued 08/10/2007,
      due 10/07/07                                         30,255         30,000
   5.30%, issued 09/06/2007,
     due 10/07/07                                          40,183         40,000
DEUTCHE BANK SECURITIES, INC.
Tri-Party Repurchase Agreement Collateralized
   by U.S. Government Securities with a value
   of $300,900
   5.26%, issued 04/09/2007,
      due 10/05/07                                         30,785         30,000
   5.27%, issued 05/15/2007,
      due 10/07/07                                         51,061         50,000
   5.27%, issued 07/17/2007,
      due 10/07/07                                         40,480         40,000
   5.27%, issued 05/14/2007,
      due 10/07/07                                         30,641         30,000
   5.27%, issued 07/25/2007,
      due 10/07/07                                         20,217         20,000
   5.28%, issued 05/31/2007,
      due 10/07/07                                         30,568         30,000
   5.28%, issued 07/20/2007,
      due 10/07/07                                         40,463         40,000
   5.29%, issued 06/01/2007,
      due 10/07/07                                         30,564         30,000
   5.29%, issued 06/04/2007,
     due 10/07/07                                          25,459         25,000
GOLDMAN SACHS & CO.
Tri-Party Repurchase Agreement Collateralized
   by U.S. Government Securities with a value
   of $510,000
   5.27%, issued 07/02/2007,
      due 10/01/07                                         81,066         80,000
   5.26%, issued 05/02/2007,
      due 10/03/07                                         30,675         30,000
   4.69%, issued 09/26/2007,
      due 10/07/07                                         50,072         50,000
   4.69%, issued 09/27/2007,
     due 10/07/07                                          40,052         40,000

SCHWAB GOVERNMENT MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued


ISSUER                                            MATURITY AMOUNT       VALUE
 RATE, MATURITY DATE                                ($ X 1,000)      ($ X 1,000)
   4.74%, issued 09/27/2007,
      due 10/07/07                                         40,053         40,000
   4.85%, issued 09/18/2007,
      due 10/07/07                                         40,102         40,000
   5.00%, issued 09/13/2007,
      due 10/07/07                                         50,167         50,000
   5.26%, issued 04/27/2007,
      due 10/07/07                                         51,191         50,000
   5.26%, issued 05/02/2007,
      due 10/07/07                                         40,923         40,000
   5.26%, issued 05/11/2007,
      due 10/07/07                                         30,653         30,000
   5.30%, issued 06/08/2007,
     due 10/07/07                                          50,891         50,000
MORGAN STANLEY & CO., INC.
Tri-Party Repurchase Agreement Collateralized
   by U.S. Government Securities with a value
   of $409,856
   5.26%, issued 05/09/2007,
      due 10/07/07                                         40,883         40,000
   5.27%, issued 05/21/2007,
      due 10/07/07                                         30,610         30,000
   5.27%, issued 05/22/2007,
      due 10/07/07                                         40,808         40,000
   5.27%, issued 05/21/2007,
      due 10/07/07                                         30,610         30,000
   5.28%, issued 05/23/2007,
      due 10/07/07                                         30,603         30,000
   5.28%, issued 07/12/2007,
      due 10/07/07                                         40,510         40,000
   5.28%, issued 05/23/2007,
      due 10/07/07                                         30,603         30,000
   5.28%, issued 07/19/2007,
      due 10/07/07                                         30,352         30,000
   5.29%, issued 06/01/2007,
      due 10/07/07                                         35,658         35,000
   5.29%, issued 06/04/2007,
      due 10/07/07                                         25,459         25,000
   5.29%, issued 07/10/2007,
      due 10/07/07                                         40,523         40,000
   5.30%, issued 06/18/2007,
     due 10/07/07                                          30,490         30,000
UBS FINANCIAL SERVICES, INC.
Tri-Party Repurchase Agreement Collateralized
   by U.S. Government Securities with a value
   of $459,029
   5.25%, issued 07/30/2007,
      due 10/04/07                                         25,241         25,000
   4.89%, issued 09/13/2007,
      due 10/07/07                                         50,163         50,000
   5.10%, issued 08/30/2007,
      due 10/07/07                                         40,215         40,000
   5.15%, issued 09/11/2007,
      due 10/07/07                                         40,149         40,000
   5.20%, issued 09/10/2007,
      due 10/07/07                                         50,195         50,000
   5.27%, issued 07/09/2007,
     due 10/07/07                                          50,659         50,000
   5.27%, issued 04/09/2007,
      due 10/07/07                                         35,927         35,000
   5.27%, issued 04/10/2007,
      due 10/07/07                                         25,659         25,000
   5.28%, issued 04/16/2007,
      due 10/07/07                                         30,766         30,000
   5.28%, issued 04/16/2007,
      due 10/07/07                                         30,766         30,000
   5.28%, issued 06/20/2007,
      due 10/07/07                                         35,560         35,000
   5.30%, issued 06/19/2007,
      due 10/07/07                                         30,486         30,000
   5.31%, issued 06/14/2007,
     due 10/07/07                                          10,170         10,000
                                                                    ------------
                                                                       4,117,117
                                                                    ------------
TOTAL OTHER INVESTMENTS
(COST $4,117,117)                                                      4,117,117
                                                                    ------------

END OF INVESTMENTS.

At 09/30/07, the tax basis cost of the fund's investments was $5,592,355

(a)  Delayed-delivery security.
(b) All or a portion of this security is held as collateral for delayed delivery security.

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND (TM)

PORTFOLIO HOLDINGS As of September 30, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.


                                                         COST           VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 99.3%  MUNICIPAL
        SECURITIES                                       448,352         448,352
--------------------------------------------------------------------------------
 99.3%  TOTAL INVESTMENTS                                448,352         448,352

  0.7%  OTHER ASSETS AND
        LIABILITIES                                                        3,308
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       451,660
--------------------------------------------------------------------------------

ISSUER                                               FACE AMOUNT        VALUE
 RATE, MATURITY DATE                                 ($ X 1,000)     ($ X 1,000)

MUNICIPAL SECURITIES 99.3% of Net Assets
MASSACHUSETTS 97.9%
--------------------------------------------------------------------------------
AMESBURY
BAN
   3.65%, 08/08/08                                         7,300           7,336
FRANKLIN
BAN
   3.55%, 03/27/08                                         3,000           3,006
HAVERHILL
BAN
   3.60%, 03/28/08                                         3,865           3,877
MASSACHUSETTS
GO Bonds Consolidated Loan Series 2000C
   3.95%, 10/04/07 (a)(c)(d)                               1,000           1,000
GO Bonds Consolidated Loan Series 2005C
   3.91%, 10/04/07 (a)(b)(c)(d)                            5,750           5,750
GO Bonds Consolidated Loan Series 2006A
   4.05%, 10/01/07 (a)(c)                                  1,100           1,100
GO Bonds Consolidated Loan Series 2006B
   4.05%, 10/01/07 (a)(c)                                    400             400
GO Bonds Consolidated Loan Series 2006D
   3.91%, 10/04/07 (a)(c)(d)                               8,630           8,630
GO Bonds Consolidated Loan Series 2006E
   3.91%, 10/01/07 (a)(b)(c)(d)                            7,000           7,000
GO Bonds Series 2004A
   3.93%, 10/04/07 (a)(b)(c)(d)                            1,300           1,300
GO Refunding Bonds Series 2001B
   3.85%, 10/04/07 (a)(c)                                  6,000           6,000
GO Refunding Bonds Series 2006C
   3.78%, 10/04/07 (b)(c)(d)                               1,470           1,470
Special Obligation Dedicated Tax Refunding RB
   Series 2005
   3.87%, 10/04/07 (a)(b)(c)(d)                            9,990           9,990
MASSACHUSETTS BAY TRANSPORTATION AUTH
Assessment Bonds Series 2005A
   3.91%, 10/04/07 (a)(c)(d)                               5,000           5,000
   3.91%, 10/04/07 (b)(c)(d)                               9,995           9,995
Sr Sales Tax Bonds Series 2004C
   3.91%, 10/04/07 (a)(c)(d)                              11,205          11,205
   3.93%, 10/04/07 (a)(c)(d)                               4,235           4,235
Sr Sales Tax Bonds Series 2005A
   3.88%, 10/04/07 (a)(c)(d)                               1,300           1,300
Sr Sales Tax Bonds Series 2006A
   3.91%, 10/04/07 (a)(c)(d)                               2,395           2,395
Sr Sales Tax Bonds Series 2006B
   3.92%, 10/03/07 (a)(c)(d)                               5,000           5,000
Sr Sales Tax Bonds Series 2006C
   3.91%, 10/04/07 (a)(c)(d)                              11,365          11,365
Sr Sales Tax Bonds Series 2007A-1
   3.93%, 10/04/07 (a)(c)(d)                               5,025           5,025
MASSACHUSETTS DEVELOPMENT FINANCE AGENCY
Higher Education RB (Smith College) Series 2005
   3.91%, 10/04/07 (a)(c)(d)                               4,890           4,890
M/F Housing RB (Archstone Reading Apts)
   Series 2004A
   3.91%, 10/03/07 (a)(b)                                  3,000           3,000
M/F Housing Refunding RB (Kensington at
   Chelmsford) Series 2002
   3.94%, 10/04/07 (a)(b)                                 15,900          15,900
RB (Berkshire School) Series 2001
   3.87%, 10/04/07 (a)(b)                                  4,500           4,500
RB (Boston University) Series T1
   3.88%, 10/04/07 (a)(b)(c)(d)                            2,605           2,605
RB (College of Holy Cross) Series 2002
   3.90%, 10/04/07 (a)(b)(c)(d)                            1,600           1,600
RB (Fessenden School) Series 2001
   3.90%, 10/04/07 (a)(b)                                  3,000           3,000
RB (FIBA Technologies) Series 2003
   3.93%, 10/03/07 (a)(b)                                  1,590           1,590
RB (Tabor Academy) Series 2007B
   3.88%, 10/03/07 (a)(b)                                  5,910           5,910
RB (WGBH Educational Foundation) 2002A
   3.90%, 10/04/07 (a)(b)(c)(d)                            3,000           3,000
RB (Worcester Academy) Series 2000
   3.88%, 10/04/07 (a)(b)                                  7,500           7,500
RB (YMCA of Greater Worchester) Series 2006
   3.90%, 10/03/07 (a)(b)                                 11,545          11,545
MASSACHUSETTS EDUCATIONAL FINANCING AUTH
RB Issue E Series 2007A
   3.92%, 10/04/07 (a)(b)(c)(d)                            9,800           9,800

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued



ISSUER                                               FACE AMOUNT        VALUE
 RATE, MATURITY DATE                                 ($ X 1,000)     ($ X 1,000)
MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES
AUTH
RB (Baystate Medical Center) Series D
   3.90%, 10/04/07 (a)(b)(c)(d)                           11,793          11,793
RB (Boston Home) Series 2002B
   3.88%, 10/04/07 (a)(b)                                  2,500           2,500
RB (Capital Assets Program) Series 1985D
   3.96%, 10/01/07 (a)(b)(c)                               2,000           2,000
RB (MIT) Series K
   3.75%, 02/07/08 (a)(c)(d)                               7,930           7,930
   3.92%, 10/04/07 (a)(c)(d)                               8,800           8,800
RB (Winchester Hospital) Series D
   3.90%, 10/04/07 (a)(b)(c)(d)                           18,019          18,019
RB (Worcester City Campus Corp - UMASS) Series
   2007 E&F
   3.77%, 06/19/08 (b)(c)(d)                               3,000           3,000
RB (Worcester City Campus Corp - UMASS) Series
   2007 F
   3.93%, 10/04/07 (a)(b)(c)(d)                            1,000           1,000
Revenue Notes (Harvard University) Series EE
   3.60%, 11/07/07                                         3,000           3,000
   3.68%, 11/07/07                                        18,500          18,500
MASSACHUSETTS HFA
Housing Bonds Series 2006B
   3.96%, 10/04/07 (a)(c)(d)                               3,700           3,700
Housing RB Series 2003S
   4.07%, 10/03/07 (a)(c)(d)                               3,285           3,285
Housing RB Series 2005E
   3.96%, 10/04/07 (a)(c)(d)                               4,095           4,095
Housing RB Series 2005H
   4.07%, 10/03/07 (a)(c)(d)                               5,930           5,930
Rental Housing Mortgage RB Series 2002F
   3.92%, 10/04/07 (a)(b)(c)(d)                           12,635          12,635
   3.99%, 10/04/07 (a)(b)(c)(d)                            5,315           5,315
Rental Housing Mortgage RB Series 2005A
   3.94%, 10/04/07 (a)(b)(c)(d)                              965             965
S/F Housing RB Series 122
   3.92%, 10/04/07 (a)(c)(d)                               1,800           1,800
MASSACHUSETTS IFA
RB (New England College of Optometry)
   Series 1997
   3.88%, 10/04/07 (a)(b)                                  5,950           5,950
MASSACHUSETTS PORT AUTH
RB Series 2005A
   3.88%, 10/04/07 (a)(b)(c)(d)                            3,385           3,385
Special Facilities RB Series 2007
   3.94%, 10/04/07 (a)(b)(c)(d)                            8,880           8,880
MASSACHUSETTS SCHOOL BUILDING AUTH
CP Series A
   3.65%, 12/06/07 (b)                                    18,000          18,000
Dedicated Sales Tax Bonds Series 2005A
   3.90%, 10/04/07 (a)(b)(c)(d)                           20,640          20,640
Dedicated Sales Tax Bonds Series 2007A
   3.90%, 10/04/07 (a)(b)(c)(d)                            9,000           9,000
   3.91%, 10/04/07 (a)(b)(c)(d)                           10,990          10,990
   3.91%, 10/04/07 (a)(b)(c)(d)                            3,915           3,915
MASSACHUSETTS STATE COLLEGE BUILDING AUTH
RB Series 2006A
   3.98%, 10/03/07 (a)(b)(c)(d)                              700             700
MASSACHUSETTS TURNPIKE AUTH
Subordinate RB (Metropolitan Highway
   System) Series 1999A
   3.90%, 10/04/07 (a)(b)(c)(d)                            7,110           7,110
MASSACHUSETTS WATER POLLUTION ABATEMENT TRUST
Pool Program Bonds
   3.95%, 10/04/07 (a)(c)(d)                               8,925           8,925
Pool Program Bonds Series 12
   3.93%, 10/04/07 (a)(c)(d)                               9,525           9,525
MASSACHUSETTS WATER RESOURCES AUTH
General RB Series 2007B
   3.95%, 10/04/07 (a)(b)(c)(d)                            6,335           6,335
Refunding RB Series 2007B
   3.93%, 10/04/07 (a)(b)(c)(d)                            7,205           7,205
PLYMOUTH
BAN
   3.70%, 12/06/07                                         5,060           5,065
QUINCY
BAN Series A
   3.69%, 08/01/08                                         2,393           2,399
BAN Series B
   3.68%, 02/01/08                                         4,328           4,334
SHAWSHEEN VALLEY REGIONAL VOCATIONAL TECHNICAL
   SD
BAN
   3.70%, 08/08/08                                         4,250           4,260
WACHUSETT REGIONAL SD
BAN
   3.56%, 12/28/07                                         3,000           3,003
WINCHESTER
BAN
   3.65%, 07/01/08                                         1,042           1,045
                                                                     -----------
                                                                         442,152
PUERTO RICO 1.4%
--------------------------------------------------------------------------------
PUERTO RICO
Public Improvement Bonds Series 2001A
   3.88%, 10/04/07 (a)(b)(c)(d)                            5,900           5,900
PUERTO RICO HIGHWAY & TRANSPORTATION AUTH
Highway Refunding RB Series CC
   3.87%, 10/04/07 (a)(b)(c)(d)                              200             200
PUERTO RICO INFRASTRUCTURE FINANCING AUTH
Special Obligation Bonds Series 2000A
   3.88%, 10/04/07 (a)(c)(d)                                 100             100
                                                                     -----------
                                                                           6,200
                                                                     -----------
TOTAL MUNICIPAL SECURITIES
(COST $448,352)                                                          448,352
                                                                     -----------

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

END OF INVESTMENTS.

At 09/30/07, the tax basis cost of the fund's investments was $448,352.

(a)  Variable-rate security.
(b)  Credit-enhanced security.
(c)  Liquidity-enhanced security.
(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $303,632 or 67.2% of net assets.

BAN - Bond anticipation note
 GO - General obligation
HFA - Housing finance agency
 RB - Revenue bond

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB MONEY MARKET FUND(TM)

PORTFOLIO HOLDINGS As of September 30, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 73.6%  FIXED-RATE
        OBLIGATIONS                                  14,159,516       14,159,516

 16.6%  VARIABLE-RATE                                 3,184,171        3,184,171
        OBLIGATIONS

  9.4%  OTHER INVESTMENTS                             1,801,141        1,801,141
--------------------------------------------------------------------------------
 99.6%  TOTAL INVESTMENTS                            19,144,828       19,144,828

  0.4%  OTHER ASSETS AND
        LIABILITIES                                                       77,092
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    19,221,920

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)

FIXED-RATE OBLIGATIONS 73.6% of net assets
BANK NOTES 0.4%
--------------------------------------------------------------------------------
BANK OF AMERICA, N.A.
   5.32%, 10/19/07                                       57,000           57,000
   5.32%, 10/23/07                                       28,000           28,000
                                                                     -----------
                                                                          85,000
CERTIFICATES OF DEPOSIT 30.0%
--------------------------------------------------------------------------------
ABBEY NATIONAL TREASURY SERVICES PLC
   5.35%, 10/24/07 (a)                                   92,000           92,000
ABN AMRO BANK N.V.
   5.30%, 10/31/07                                      126,000          126,000
   5.34%, 11/29/07                                      154,000          154,000
ALLIANCE & LEICESTER PLC
   5.36%, 02/21/08                                       68,000           68,000
BANCO BILBAO VIZCAYA ARGENTARIA S.A.
   5.20%, 12/21/07                                       60,000           60,000
   5.34%, 03/17/08                                       63,000           63,020
BANK OF MONTREAL
   5.32%, 01/22/08                                       55,000           55,000
   5.38%, 04/14/08                                       10,000           10,000
BARCLAYS BANK PLC
   5.30%, 10/24/07                                       27,000           27,000
   5.33%, 11/09/07                                       46,000           46,000
   5.33%, 02/29/08                                      236,000          236,000
   5.32%, 05/13/08                                      160,000          160,000
BAYERISCHE HYPO- UND VEREINSBANK AG
   5.33%, 10/11/07                                       74,000           74,000
BNP PARIBAS
   5.30%, 10/23/07                                       20,000           20,000
   5.31%, 11/01/07                                       92,000           92,000
   5.31%, 11/14/07                                       47,000           47,000
   5.31%, 11/15/07                                      103,000          103,000
   5.34%, 11/30/07                                      175,000          174,997
CALYON
   5.31%, 01/31/08                                      150,000          150,000
CANADIAN IMPERIAL BANK OF COMMERCE
   5.28%, 02/07/08                                       15,000           15,000
CITIBANK, N.A.
   5.33%, 10/02/07                                       21,000           21,000
COMMERZBANK AG
   5.33%, 10/03/07                                        9,000            9,000
CREDIT AGRICOLE S.A.
   5.31%, 10/12/07                                       95,000           95,000
   5.33%, 11/19/07                                       34,000           33,998
CREDIT SUISSE
   5.33%, 11/27/07                                       78,000           78,000
DEPFA BANK PLC
   5.32%, 10/22/07                                       38,000           38,000
   5.46%, 02/12/08                                       12,000           12,000
DEUTSCHE BANK AG
   5.33%, 10/09/07                                      273,000          273,000
   5.41%, 02/11/08                                      100,000          100,000
DRESDNER BANK AG
   5.35%, 01/14/08                                       90,000           90,000
FIRST TENNESSEE BANK, N.A.
   5.32%, 10/19/07                                       39,000           39,000
HBOS TREASURY SERVICES PLC
   5.31%, 11/13/07 (a)                                   65,000           65,000
   5.30%, 02/13/08 (a)                                   58,000           58,000
HSBC BANK USA
   5.36%, 02/20/08                                       26,000           26,000
ING BANK N.V.
   5.33%, 10/10/07                                       25,000           25,000
   5.53%, 11/15/07                                      151,000          151,000
INTESA SANPAOLO
   5.33%, 11/26/07                                      137,000          137,000
LANDESBANK BADEN-WURTTEMBERG
   5.34%, 11/06/07                                      113,000          113,001
   5.33%, 11/19/07                                       83,000           83,000
MITSUBISHI UFJ TRUST & BANKING CORP.
   5.32%, 10/31/07                                       20,000           20,000
   5.38%, 04/09/08                                       30,000           30,000
MIZUHO CORPORATE BANK LTD.
   5.53%, 11/28/07                                      297,000          297,000
NATIONWIDE BUILDING SOCIETY
   5.53%, 11/16/07                                       15,000           15,000
NORINCHUKIN BANK LTD.
   5.56%, 10/16/07                                       70,000           69,992
NORTHERN ROCK PLC
   5.45%, 11/16/07                                       87,000           87,000
   5.52%, 11/20/07                                       59,000           59,000

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
SOCIETE GENERALE
   5.30%, 10/23/07                                       59,000           59,000
   5.82%, 12/07/07                                       54,000           54,000
   5.33%, 02/25/08                                      154,000          154,000
   5.39%, 03/12/08                                       31,000           31,000
   5.37%, 03/26/08                                       18,000           18,000
SUMITOMO MITSUI BANKING CORP.
   5.53%, 11/19/07                                       17,000           17,000
SUMITOMO TRUST & BANKING CO.
   5.53%, 11/27/07                                       60,000           60,000
   5.85%, 12/06/07                                      175,000          175,000
SVENSKA HANDELSBANKEN AB
   5.53%, 11/14/07                                      100,000          100,000
TORONTO DOMINION BANK
   5.30%, 10/12/07                                       32,000           32,000
   5.11%, 03/28/08                                      132,000          132,000
   5.34%, 03/28/08                                       85,000           85,000
UBS AG
   5.40%, 04/14/08                                      265,000          265,000
   5.32%, 04/15/08                                      145,000          145,000
   5.27%, 05/12/08                                       90,000           90,000
UNICREDITO ITALIANO S.P.A.
   5.34%, 10/02/07                                       46,000           46,000
   5.52%, 11/28/07                                       61,000           61,000
   5.35%, 12/27/07                                       18,000           18,000
   5.35%, 01/18/08                                      118,000          118,000
   5.37%, 03/18/08                                       50,000           50,000
UNION BANK OF CALIFORNIA
   5.43%, 11/16/07                                       50,000           50,000
WACHOVIA BANK, N.A.
   5.40%, 03/27/08 (c)                                   62,000           62,000
WASHINGTON MUTUAL BANK
   5.30%, 10/19/07                                        9,000            9,000
   5.32%, 10/22/07                                       86,000           86,000
WESTPAC BANKING CORP.
   5.38%, 04/09/08                                       35,000           35,000
WILMINGTON TRUST CO.
   5.31%, 10/05/07                                       20,000           20,000
                                                                     -----------
                                                                       5,770,008
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 43.2%
--------------------------------------------------------------------------------
ALLIANCE & LEICESTER PLC
   5.32%, 10/22/07 (c)                                   43,000           42,868
   5.32%, 10/24/07 (c)                                   47,000           46,842
ALLIED IRISH BANKS NORTH AMERICA, INC.
   5.30%, 10/24/07 (a)                                   29,000           28,904
ALPINE SECURITIZATION CORP.
   6.16%, 10/26/07 (a)(b)(c)                             30,000           29,873
AMSTEL FUNDING CORP.
   5.31%, 10/29/07 (b)(c)                                80,077           79,755
AMSTERDAM FUNDING CORP.
   6.14%, 10/16/07 (a)(b)(c)                             40,000           39,899
ANGLO IRISH BANK CORP., PLC
   5.35%, 01/02/08 (c)                                   23,000           22,690
   5.36%, 01/10/08 (c)                                   26,000           25,620
ANZ NATIONAL (INT'L) LTD.
   5.36%, 01/14/08 (a)                                   50,000           49,240
   5.35%, 01/18/08 (a)                                   48,000           47,244
AQUINAS FUNDING, L.L.C.
   6.27%, 11/02/07 (a)(b)(c)                             35,000           34,807
   5.37%, 11/07/07 (a)(b)(c)                             13,000           12,929
   5.36%, 12/19/07 (a)(b)(c)                              7,000            6,920
   5.36%, 12/20/07 (a)(b)(c)                             25,685           25,387
   5.66%, 03/18/08 (a)(b)(c)                              4,000            3,897
ATLANTIC ASSET SECURITIZATION, L.L.C.
   5.33%, 10/09/07 (a)(b)(c)                             50,000           49,942
   6.23%, 10/12/07 (a)(b)(c)                             10,127           10,108
   6.06%, 10/19/07 (a)(b)(c)                            121,223          120,859
   5.33%, 11/02/07 (a)(b)(c)                             24,000           23,887
   5.18%, 03/20/08 (a)(b)(c)                             18,000           17,568
ATLANTIS ONE FUNDING CORP.
   5.37%, 11/07/07 (b)(c)                                46,000           45,749
   5.37%, 02/14/08 (b)(c)                                37,000           36,276
   5.33%, 02/15/08 (b)(c)                                64,000           62,751
BANK OF IRELAND
   5.42%, 01/16/08 (c)                                    8,000            7,874
BARCLAYS US FUNDING CORP.
   5.32%, 10/19/07 (a)                                  110,000          109,711
BEETHOVEN FUNDING CORP.
   6.32%, 10/29/07 (a)(b)(c)                            100,000           99,514
CANCARA ASSET SECURITIZATION, L.L.C.
   5.34%, 11/01/07 (a)(b)(c)                             27,000           26,877
   5.24%, 01/30/08 (a)(b)(c)                             95,000           93,359
CATHOLIC HEALTH INITIATIVE
SERIES A
   5.33%, 10/10/07 (a)                                  100,000          100,000
CC (USA), INC.
   5.33%, 10/23/07 (b)(c)                                38,000           37,878
   5.34%, 11/09/07 (b)(c)                                53,000           52,698
CITIGROUP FUNDING, INC.
   5.33%, 10/25/07 (a)                                  100,000           99,649
   5.36%, 11/05/07 (a)                                  145,000          144,256
   5.36%, 11/06/07 (a)                                   34,000           33,820
   5.37%, 11/06/07 (a)                                   30,000           29,841
   5.36%, 11/07/07 (a)                                  197,000          195,929
   5.37%, 11/13/07 (a)                                   50,000           49,684
   5.34%, 01/22/08 (a)                                   20,000           19,673
   5.35%, 01/28/08 (a)                                   45,000           44,226
   5.40%, 02/20/08 (a)                                  100,000           97,927
CLIPPER RECEIVABLES CO., L.L.C.
   5.78%, 10/17/07 (a)(b)(c)                             35,000           34,911
COBBLER FUNDING, L.L.C.
   5.37%, 10/29/07 (b)(c)                                10,752           10,708
COMMERZBANK US FINANCE, INC.
   5.32%, 10/15/07 (a)                                   51,000           50,896
DAKOTA CP NOTES OF CITIBANK CREDIT CARD
ISSUANCE TRUST
   5.33%, 10/03/07 (b)(c)                                33,000           32,990
   5.33%, 10/16/07 (b)(c)                                63,000           62,862
   5.33%, 10/18/07 (b)(c)                                50,000           49,876
   6.20%, 11/29/07 (b)(c)                                26,000           25,740
DNB NOR BANK ASA
   5.30%, 10/26/07                                       80,000           79,713
DORADA FINANCE, INC.
   5.34%, 11/09/07 (b)(c)                                15,000           14,914
FAIRWAY FINANCE CO., L.L.C.
   6.12%, 10/26/07 (a)(b)(c)                             94,000           93,605
FALCON ASSET SECURITIZATION CORP.
   6.33%, 10/05/07 (a)(b)(c)                             29,500           29,479
   6.29%, 10/10/07 (a)(b)(c)                             50,690           50,611
   5.32%, 10/29/07 (a)(b)(c)                            100,000           99,588

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
   6.00%, 11/27/07 (a)(b)(c)                             44,000           43,589
FIVE FINANCE, INC.
   5.33%, 10/05/07 (b)(c)                                 1,000              999
   5.32%, 10/15/07 (b)(c)                                28,000           27,944
   5.31%, 11/01/07 (b)(c)                                13,000           12,942
   5.35%, 01/04/08 (b)(c)                                14,000           13,808
GEMINI SECURITIZATION CORP., L.L.C.
   6.19%, 10/04/07 (a)(b)(c)                             78,000           77,960
   5.40%, 11/06/07 (a)(b)(c)                             38,000           37,797
   5.37%, 11/07/07 (a)(b)(c)                              5,000            4,973
   5.39%, 11/07/07 (a)(b)(c)                             35,000           34,809
GENERAL ELECTRIC CAPITAL CORP.
   5.33%, 10/12/07                                      158,000          157,752
   5.32%, 10/18/07                                      150,000          149,628
   5.32%, 02/19/08                                      126,000          123,473
   5.33%, 03/20/08                                       12,000           11,708
GENERAL ELECTRIC CAPITAL SERVICES
   5.29%, 11/28/07                                      192,000          190,413
GRAMPIAN FUNDING, L.L.C.
   5.31%, 10/26/07 (a)(b)(c)                             25,000           24,910
   5.37%, 11/07/07 (a)(b)(c)                             15,000           14,918
   5.36%, 12/18/07 (a)(b)(c)                             57,000           56,356
HBOS TREASURY SERVICES PLC
   5.32%, 10/03/07 (a)                                   18,000           17,995
   5.33%, 10/04/07 (a)                                   27,000           26,988
   5.33%, 10/10/07 (a)                                   50,000           49,934
HSBC U.S.A., INC.
   5.34%, 11/01/07                                       35,000           34,841
   5.33%, 11/02/07                                       53,000           52,752
HSH NORDBANK AG
   5.30%, 10/26/07                                       79,000           78,717
IRISH LIFE & PERMANENT PLC
   5.33%, 10/12/07 (c)                                   25,000           24,960
   5.31%, 10/16/07 (c)                                   27,000           26,942
   5.35%, 01/16/08 (c)                                    6,000            5,907
JUPITER SECURITIZATION CORP.
   6.34%, 10/12/07 (a)(b)(c)                             89,342           89,170
   6.33%, 10/22/07 (a)(b)(c)                             30,000           29,890
K2 (USA), L.L.C.
   5.32%, 10/17/07 (b)(c)                                61,000           60,860
   5.30%, 10/25/07 (b)(c)                                55,000           54,811
   5.40%, 06/13/08 (b)(c)                                23,000           23,000
   5.42%, 07/15/08 (b)(c)                               119,000          119,000
LEXINGTON PARKER CAPITAL CO., L.L.C.
   5.35%, 11/05/07 (a)(b)(c)                             20,693           20,587
MERRIL LYNCH & CO., INC.
   5.31%, 11/09/07                                      100,000           99,441
MONT BLANC CAPITAL CORP.
   5.33%, 10/09/07 (a)(b)(c)                            115,000          114,866
MORGAN STANLEY
   5.31%, 10/26/07                                       18,000           17,935
   5.19%, 03/31/08                                      100,000           97,447
   5.17%, 04/07/08                                       25,000           24,340
NATIONWIDE BUILDING SOCIETY U.S.
   5.33%, 10/09/07                                       20,000           19,977
   5.30%, 10/15/07                                       46,000           45,908
   5.38%, 11/09/07                                       45,000           44,741
   5.35%, 01/16/08                                       30,000           29,536
NATIXIS COMMERCIAL PAPER CORP.
   5.33%, 10/03/07 (a)(c)                                 9,000            8,997
NIEUW AMSTERDAM RECEIVABLES CORP.
   5.43%, 10/01/07 (a)(b)(c)                             45,000           45,000
   5.18%, 03/27/08 (a)(b)(c)                             72,000           70,202
OLD LINE FUNDING, L.L.C.
   6.24%, 10/05/07 (a)(b)(c)                             25,162           25,145
   6.07%, 10/23/07 (a)(b)(c)                             13,000           12,952
   5.77%, 10/25/07 (a)(b)(c)                             20,000           19,924
   5.70%, 10/26/07 (a)(b)(c)                             11,000           10,957
   5.72%, 10/26/07 (a)(b)(c)                             31,984           31,859
   6.12%, 10/29/07 (a)(b)(c)                             65,934           65,624
   5.70%, 10/30/07 (a)(b)(c)                             90,000           89,592
   5.38%, 11/13/07 (a)(b)(c)                             20,000           19,873
   5.71%, 11/16/07 (a)(b)(c)                             35,687           35,430
   6.25%, 12/07/07 (a)(b)(c)                             12,000           11,863
PARK AVENUE RECEIVABLES CO., L.L.C.
   6.16%, 10/25/07 (a)(b)(c)                            150,000          149,390
   5.39%, 11/02/07 (a)(b)(c)                            145,025          144,339
   6.32%, 11/06/07 (a)(b)(c)                             19,000           18,881
PICAROS FUNDING, L.L.C.
   5.31%, 10/30/07 (a)(b)(c)                             20,000           19,917
RANGER FUNDING CO., L.L.C.
   6.16%, 10/22/07 (a)(b)(c)                             41,000           40,854
   6.16%, 10/29/07 (a)(b)(c)                            124,321          123,731
SANDLOT FUNDING, L.L.C.
   5.36%, 10/24/07 (a)(b)(c)                             48,000           47,838
SANTANDER CENTRAL HISPANO FINANCE
   (DELAWARE), INC.
   5.50%, 11/29/07 (a)                                   50,000           49,556
SCALDIS CAPITAL LTD.
   5.37%, 10/22/07 (a)(b)(c)                             84,050           83,788
   5.27%, 12/11/07 (a)(b)(c)                             40,908           40,487
SEDNA FINANCE, INC.
   5.38%, 10/30/07 (b)(c)                                59,000           58,747
   5.35%, 11/01/07 (b)(c)                                31,000           30,859
   5.41%, 06/13/08 (b)(c)                                56,000           56,000
SIGMA FINANCE, INC.
   5.35%, 11/07/07 (b)(c)                                35,000           34,810
   5.37%, 11/13/07 (b)(c)                                76,000           75,520
   5.33%, 11/30/07 (b)(c)                                13,000           12,888
   5.36%, 12/21/07 (b)(c)                                21,000           20,753
   5.35%, 01/03/08 (b)(c)                               117,000          115,408
   5.40%, 03/12/08 (b)(c)                                 5,000            4,883
   5.37%, 03/20/08 (b)(c)                                24,000           23,412
SKANDINAVISKA ENSKILDA BANKEN AB
   5.41%, 11/15/07                                      195,000          193,701
SOCIETE GENERALE NORTH AMERICA, INC.
   5.53%, 11/05/07 (a)                                    8,700            8,654
   5.53%, 11/06/07 (a)                                   25,000           24,864
   5.52%, 11/13/07 (a)                                   17,400           17,287
SOLITAIRE FUNDING, L.L.C.
   6.30%, 12/05/07 (a)(b)(c)                             87,000           86,026
   6.30%, 12/06/07 (a)(b)(c)                             50,000           49,432
   6.30%, 12/10/07 (a)(b)(c)                             24,000           23,711
   5.20%, 02/15/08 (a)(b)(c)                             30,000           29,418

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
   5.21%, 02/15/08 (a)(b)(c)                             73,000           71,583
SWEDBANK AB
   5.51%, 11/27/07                                       21,000           20,820
   5.49%, 01/22/08                                      110,000          108,139
   5.05%, 03/19/08                                       12,500           12,209
THAMES ASSET GLOBAL SECURITISATION NO.1,
   INC.
   5.33%, 10/09/07 (a)(b)(c)                              9,000            8,989
THUNDER BAY FUNDING, L.L.C.
   5.71%, 10/15/07 (a)(b)(c)                             50,000           49,890
   6.06%, 10/15/07 (a)(b)(c)                             72,000           71,832
   5.71%, 10/16/07 (a)(b)(c)                             45,500           45,393
   5.70%, 10/26/07 (a)(b)(c)                             12,000           11,953
TICONDEROGA FUNDING, L.L.C.
   6.19%, 10/02/07 (a)(b)(c)                             34,000           33,994
   6.29%, 10/03/07 (a)(b)(c)                             75,000           74,974
   6.33%, 10/03/07 (a)(b)(c)                             48,000           47,983
UBS FINANCE (DELAWARE), INC.
   5.40%, 10/01/07 (a)                                   20,000           20,000
   5.32%, 10/11/07 (a)                                  120,000          119,825
   5.35%, 01/22/08 (a)                                   33,000           32,461
   5.38%, 03/18/08 (a)                                    5,000            4,877
VARIABLE FUNDING CAPITAL CORP.
   5.35%, 11/07/07 (a)(b)(c)                             32,000           31,827
   5.99%, 11/26/07 (a)(b)(c)                            146,000          144,660
   5.48%, 02/20/08 (a)(b)(c)                             34,000           33,283
VICTORIA FINANCE, L.L.C.
   5.36%, 11/05/07 (b)(c)(d)                             90,000           89,538
WESTPAC TRUST SECURITIES NZ LTD.
   5.30%, 10/18/07 (a)(c)                                 9,000            8,978
   5.52%, 11/01/07 (a)(c)                                18,500           18,413
   5.33%, 11/26/07 (a)(c)                                75,000           74,395
   5.64%, 12/17/07 (a)(c)                                20,000           19,762
WHISTLEJACKET CAPITAL, L.L.C.
   5.34%, 10/09/07 (b)(c)                                19,080           19,058
   5.31%, 10/29/07 (b)(c)                                18,795           18,719
   5.35%, 10/30/07 (b)(c)                                 5,000            4,979
   5.35%, 01/15/08 (b)(c)                                50,000           49,232
   5.42%, 06/16/08 (b)(c)                                13,000           13,000
YORKTOWN CAPITAL, L.L.C.
   6.18%, 10/05/07 (a)(b)(c)                             45,000           44,969
   6.17%, 10/31/07 (a)(b)(c)                             29,000           28,853
                                                                     -----------
                                                                       8,304,508
                                                                     -----------
TOTAL FIXED-RATE OBLIGATIONS
(COST $14,159,516)                                                    14,159,516
                                                                     -----------

VARIABLE-RATE OBLIGATIONS 16.6% of net assets

ABAG FINANCIAL AUTHORITY FOR NONPROFIT
   CORPS., CALIFORNIA
   5.13%, 10/04/07 (a)                                   17,735           17,735
ABN AMRO BANK N.V.
   5.85%, 10/11/07                                       20,000           20,000
ALBUQUERQUE, NEW MEXICO AIRPORT SERIES B
   5.18%, 10/03/07 (a)                                   14,800           14,800
BANK OF IRELAND
   5.50%, 10/22/07 (c)                                   50,000           50,000
BANK OF NEW YORK CO., INC.
   5.19%, 10/29/07 (c)                                   75,000           75,000
CANADIAN IMPERIAL BANK OF COMMERCE
   5.51%, 10/01/07                                      140,000          140,000
   5.14%, 10/23/07                                       65,000           65,000
CFM INTERNATIONAL, INC.
   5.20%, 10/01/07 (a)(c)                                 8,995            8,995
CITY OF SANTA ROSA, CALIFORNIA
   5.13%, 10/04/07 (a)                                    9,100            9,100
COMMONWEALTH BANK OF AUSTRALIA
   5.16%, 10/24/07 (c)                                   50,000           50,000
COOK COUNTY, IL
   5.19%, 10/03/07 (a)                                   30,000           30,000
DEUTSCHE BANK AG
   5.87%, 10/08/07                                       75,000           75,001
   5.56%, 10/23/07                                       75,000           75,000
   5.22%, 10/29/07                                       60,000           60,002
FORTIS BANK
   5.07%, 10/29/07                                       50,000           49,961
GENERAL ELECTRIC CAPITAL CORP.
   5.88%, 10/17/07                                       75,000           75,000
GENWORTH LIFE & ANNUITY
   5.73%, 10/01/07 (d)                                   50,000           50,000
   5.75%, 10/01/07 (d)                                  100,000          100,000
J.P. MORGAN SECURITIES, INC.
   5.64%, 10/01/07 (c)                                  100,000          100,000
LIBERTY LIGHTHOUSE U.S. CAPITAL CO., L.L.C.
   5.32%, 11/15/07 (b)(c)                                16,000           15,998
   5.65%, 12/17/07 (b)(c)                                65,000           64,996
LINKS FINANCE, L.L.C.
   5.50%, 10/22/07 (b)(c)                                50,000           50,003
LOWNDES CORP., GEORGIA
   5.25%, 10/04/07 (a)(c)                                 1,100            1,100
MERLOT 2000 B
   5.30%, 10/03/07 (a)(c)                                32,630           32,630
MERLOT 2001 A67
   5.30%, 10/03/07 (a)(c)                                 5,360            5,360
MERLOT 2001 A7
   5.30%, 10/03/07 (a)(c)                                15,470           15,470
MERRILL LYNCH & CO., INC.
   5.89%, 10/15/07                                      100,000          100,000
   5.13%, 10/22/07                                       50,000           50,000
MET LIFE INSURANCE CO. OF CT
   5.17%, 10/26/07 (d)                                  100,000          100,000
METROPOLITAN LIFE INSURANCE CO.
   5.71%, 10/01/07 (d)                                  100,000          100,000
MITSUBISHI UFJ TRUST & BANKING CORP.
   5.35%, 10/30/07                                       20,000           20,000
MORGAN STANLEY
   5.85%, 10/03/07                                      240,000          240,000
NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
   5.25%, 10/01/07 (a)                                   18,500           18,500
   5.25%, 10/01/07 (a)                                   40,185           40,185
NORDEA BANK AB
   5.81%, 10/09/07 (c)                                   50,000           50,000
   5.84%, 10/11/07 (c)                                   45,000           45,000
ROYAL BANK OF CANADA
   5.87%, 10/10/07                                       60,000           60,000

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
ROYAL BANK OF SCOTLAND PLC
   5.42%, 10/11/07 (c)                                  200,000          200,000
   5.16%, 10/22/07 (c)                                  185,000          185,000
SE CHRISTIAN CHURCH, JEFFERSON COUNTY,
   KENTUCKY
   5.15%, 10/04/07 (a)                                    6,470            6,470
SISTERS OF MERCY OF THE AMERICAS
   REGIONAL COMMUNITY OF OMAHA, NEBRASKA
   5.13%, 10/04/07 (a)                                   11,860           11,860
SOCIETE GENERALE
   5.71%, 10/02/07 (c)                                   60,000           60,000
THE GOLDMAN SACHS GROUP, INC.
   5.69%, 10/02/07 (d)                                  150,000          150,000
   5.80%, 10/16/07 (c)(d)                                80,000           80,000
WELLS FARGO & CO.
   5.78%, 10/02/07 (c)                                   75,000           75,000
   5.83%, 10/15/07 (c)                                  165,000          165,004
WHISTLEJACKET CAPITAL, L.L.C.
   5.10%, 10/22/07 (b)(c)                                59,000           58,994
   5.36%, 10/23/07 (b)(c)                               100,000          100,009
   5.48%, 11/19/07 (b)(c)                                17,000           16,998
                                                                     -----------
TOTAL VARIABLE-RATE OBLIGATIONS
(COST $3,184,171)                                                      3,184,171
                                                                     -----------

                                                     MATURITY
ISSUER                                                AMOUNT            VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)

OTHER INVESTMENTS 9.4% of net assets

REPURCHASE AGREEMENTS 9.4%
--------------------------------------------------------------------------------
BEAR STEARNS & CO., INC.
Tri-Party Repurchase Agreement dated
   09/28/07, due 10/01/07 at 5.11%, fully
   collateralized by U.S. Government
   Securities with a value of $326,401.                 320,136          320,000
CREDIT SUISSE SECURITIES (USA), L.L.C.
Tri-Party Repurchase Agreement dated
   09/28/07, due 10/01/07 at 5.10%, fully
   collateralized by U.S. Government
   Securities with a value of $6,265.                     6,144            6,141
GOLDMAN SACHS & CO.
Tri-Party Repurchase Agreement dated
   09/28/07, due 10/01/07 at 5.08%, fully
   collateralized by U.S. Government
   Securities with a value of $714,000.                 700,296          700,000
UBS FINANCIAL SERVICES, INC.
Tri-Party Repurchase Agreement dated
   09/28/07, due 10/01/07 at 5.09%, fully
   collateralized by U.S. Government
   Securities with a value of $790,501.                 775,329          775,000
                                                                     -----------
TOTAL OTHER INVESTMENTS
(COST $1,801,141)                                                      1,801,141
                                                                     -----------

END OF INVESTMENTS.

At 09/30/07, the tax basis cost of the fund's investments was $19,144,828.

At 09/30/07, portfolio holdings included illiquid and/or restricted securities as follows:

ISSUER
RATE, ACQUISITION DATE                              FACE AMOUNT      COST/VALUE
MATURITY DATE                                       ($ X 1,000)      ($ X 1,000)
GENWORTH LIFE & ANNUITY
   5.73%, 02/01/07, 10/01/07                             50,000           50,000
   5.75%, 06/01/07, 10/01/07                            100,000          100,000
                                                                     -----------
                                                                         150,000
MET LIFE INSURANCE CO. OF CT
   5.17%, 10/27/06, 10/26/07                            100,000          100,000
METROPOLITAN LIFE INSURANCE CO.
   5.71%, 02/01/07, 10/01/07                            100,000          100,000
THE GOLDMAN SACHS GROUP, INC.
   5.69%, 03/02/07, 10/02/07                            150,000          150,000
   5.80%, 08/16/07, 10/16/07                             80,000           80,000
                                                                     -----------
                                                                         230,000
VICTORIA FINANCE, L.L.C.
   5.36%, 08/02/07, 11/05/07                             90,000           89,538


(a)  Credit-enhanced security.
(b)  Asset-backed security.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,805,433 or 35.4% of net assets.
(d)  Illiquid and/or restricted security.

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS As of September 30, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
101.4%  MUNICIPAL
        SECURITIES                                    14,843,419     14,843,419
--------------------------------------------------------------------------------
101.4%  TOTAL INVESTMENTS                             14,843,419     14,843,419

(1.4)%  OTHER ASSETS AND
        LIABILITIES                                                    (204,582)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                   14,638,837

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
MUNICIPAL SECURITIES 101.4% OF NET ASSETS

ALABAMA 1.2%
--------------------------------------------------------------------------------
ALABAMA
GO Series 2007A
   3.95%, 10/04/07 (a)(b)(c)(d)                            6,275           6,275
ALABAMA HOUSING FINANCE AUTH
S/F Mortgage RB Series 2006H
   4.03%, 10/04/07 (a)                                    14,635          14,635
ALABAMA MUNICIPAL FUNDING CORP
Municipal Funding Notes Master Series 2006A
   3.86%, 10/04/07 (a)(b)                                 20,375          20,375
ALABAMA SPECIAL CARE FACILITY FIN AUTH
RB (Ascension Health Senior Credit Group) Series
   2006D
   3.92%, 10/04/07 (a)(c)(d)                               8,000           8,000
BESSEMER MEDICAL CLINIC BOARD
RB Series 1990A
   3.95%, 10/04/07 (a)(b)(c)(d)                           10,865          10,865
BIRMINGHAM PUBLIC EDUCATIONAL BUILDING AUTH
Student Housing RB Series 2005A
   3.86%, 10/04/07 (a)(b)                                  6,415           6,415
DAPHNE UTILITIES BOARD
Water, Gas & Sewer Refunding RB Series 2000
   3.87%, 10/03/07 (a)(b)(c)                               6,605           6,605
DECATUR IDB
Exempt Facilities Refunding RB (Nucor Steel
   Decatur) Series 2003A
   4.03%, 10/03/07 (a)                                    17,000          17,000
HOOVER BOARD OF EDUCATION
Capital Outlay TAN Series 2001
   3.93%, 10/04/07 (a)(b)(c)(d)                           14,810          14,810
INDIAN SPRINGS VILLAGE
RB (Joseph Bruno Montessori Academy) Series 1999
   3.97%, 10/03/07 (a)(b)                                  1,050           1,050
JEFFERSON CNTY PUBLIC BUILDING AUTH
Lease Revenue Warrants Series 2006
   3.91%, 10/04/07 (a)(b)(c)(d)                           10,305          10,305
MOBILE BOARD OF WATER & SEWER
RB Series 2006
   3.92%, 10/04/07 (a)(b)(c)(d)                           10,180          10,180
MONTGOMERY CNTY PUBLIC BUILDING AUTH
Revenue Warrants Series 2006
   3.91%, 10/04/07 (a)(b)(c)(d)                            5,385           5,385
MONTGOMERY DOWNTOWN REDEVELOPMENT AUTH
Bonds (Southern Poverty Law Center) Series 2000
   4.01%, 10/04/07 (a)                                    15,000          15,000
MONTGOMERY INDUSTRIAL DEVELOPMENT BOARD
Pollution Control and Solid Waste Disposal
   Refunding RB (General Electric Co) Series 2005
   3.96%, 10/01/07 (a)                                     3,595           3,595
SCOTTSBORO
School Warrants Series 1997
   3.86%, 10/04/07 (a)(b)                                  2,960           2,960
STEVENSON IDB
Environmental Improvement RB (Mead Corp) Series
   1997
   3.95%, 10/03/07 (a)(b)                                 17,300          17,300
TUSCALOOSA CNTY
IDRB (Knight Specialties) Series 1998
   3.95%, 10/03/07 (a)(b)                                    775             775
                                                                     -----------
                                                                         171,530
ALASKA 0.7%
--------------------------------------------------------------------------------
ALASKA HOUSING FINANCE CORP
Collateralized Bonds (Veteran Mortgage Program)
   2006 First Series A2
   3.95%, 10/04/07 (a)(c)(d)                               5,500           5,500
   3.95%, 10/04/07 (a)(c)(d)                               9,655           9,655
General Mortgage RB Series 1999A2
   3.96%, 10/04/07 (a)(c)(d)                               4,840           4,840
General Mortgage RB Series 2002A
   3.92%, 10/04/07 (a)(c)(d)                               5,995           5,995
State Capital Project Bonds Series 2006A
   3.80%, 07/10/08 (b)(c)(d)                              27,855          27,855

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
ANCHORAGE
GO Refunding Bonds Series 2007B
   3.92%, 10/04/07 (a)(b)(c)(d)                           11,315          11,315
VALDEZ
Marine Terminal Refunding RB (BP Pipelines)
   Series 2003C
   4.05%, 10/01/07 (a)                                     5,400           5,400
Marine Terminal Refunding RB (Exxon Pipeline Co)
   Series 1993A
   3.93%, 10/01/07 (a)                                    31,110          31,110
                                                                     -----------
                                                                         101,670
ARIZONA 1.4%
--------------------------------------------------------------------------------
ARIZONA HEALTH FACILITIES AUTH
RB (Banner Health) Series 2007B
   3.92%, 10/04/07 (a)(c)(d)                              32,170          32,170
ARIZONA SCHOOL FACILITIES BOARD
COP Series 2005A 2&3
   3.92%, 10/04/07 (a)(b)(c)(d)                            9,825           9,825
ARIZONA SD
TAN Series 2007
   3.64%, 07/30/08                                        16,500          16,614
CHANDLER
GO Bonds Series 2007
   3.90%, 10/04/07 (a)(c)(d)                               5,235           5,235
GLENDALE IDA
CP Revenue Notes (Midwestern Univ)
   3.85%, 10/03/07 (b)                                     6,000           6,000
MARICOPA CNTY IDA
M/F Mortgage Refunding RB (San Fernando Apts)
   Series 2004
   3.94%, 10/04/07 (a)(b)                                  7,750           7,750
MARICOPA CNTY UNIFIED SD NO. 48
GO Refunding Bonds Series 2007
   3.92%, 10/04/07 (a)(c)(d)                              19,905          19,905
PHOENIX CIVIC IMPROVEMENT CORP
Sr Lien Excise Tax Refunding RB Series 2007
   3.90%, 10/04/07 (a)(c)(d)                               9,865           9,865
Subordinated Excise Tax RB (Airport Improvements)
   Series 1995
   4.00%, 10/03/07 (a)(b)                                  1,000           1,000
Subordinated Excise Tax RB (Civic Expansion)
   Series 2005A
   3.92%, 10/04/07 (a)(b)(c)(d)                            4,675           4,675
Subordinated Excise Tax RB Series 2005A
   3.91%, 10/04/07 (a)(b)(c)(d)                            6,950           6,950
Wastewater System Revenue BAN Series 2006
   3.70%, 10/18/07 (b)                                    21,000          21,000
PHOENIX IDA
Government Office Lease Refunding RB
   (Capitol Mall)Series 2005
   3.92%, 10/04/07 (a)(b)(c)(d)                            6,225           6,225
S/F Mortgage Draw-Down RB Series 2005A
   3.99%, 10/04/07 (a)(c)(d)                               3,400           3,400
PIMA CNTY
GO Bonds Series 2007
   3.92%, 10/04/07 (a)(b)(c)(d)                            5,320           5,320
SALT RIVER PIMA-MARICOPA INDIAN COMMUNITY
Bonds Series 2005
   3.87%, 10/04/07 (a)(b)                                  4,590           4,590
SALT RIVER PROJECT AGRICULTURAL IMPROVEMENT &
POWER DISTRICT
Electric System RB Series 2006A
   3.91%, 10/04/07 (a)(c)(d)                               6,850           6,850
   3.92%, 10/04/07 (a)(c)(d)                              25,125          25,125
SCOTTSDALE IDA
Hospital RB (Scottsdale Healthcare) Series 2006G
   3.92%, 10/04/07 (a)(b)(c)(d)                            3,000           3,000
SCOTTSDALE MUNICIPAL PROPERTY CORP
Excise Tax Refunding RB Series 2006
   3.92%, 10/04/07 (a)(c)(d)                               4,595           4,595
TEMPE IDA
RB (ASUF Brickyard) Series 2004A
   3.87%, 10/04/07 (a)(b)                                  1,885           1,885
                                                                     -----------
                                                                         201,979
ARKANSAS 0.2%
--------------------------------------------------------------------------------
ARKANSAS DEVELOPMENT FINANCE AUTH
IDRB (C&C Holding Co) Series 1998
   3.97%, 10/04/07 (a)(b)                                    540             540
INDEPENDENCE CNTY
IDRB (Townsends) Series 1996
   3.94%, 10/03/07 (a)(b)                                  9,000           9,000
UNIV OF ARKANSAS BOARD OF TRUSTEES
Various Facilities RB (UAMS Campus) Series 2006
   3.91%, 10/04/07 (a)(b)(c)(d)                           14,565          14,565
                                                                     -----------
                                                                          24,105
COLORADO 3.6%
--------------------------------------------------------------------------------
ARAPAHOE CNTY
Refunding IDRB (Denver Jetcenter) Series 1997
   4.10%, 10/01/07 (a)(b)                                  3,500           3,500
ARVADA
Water Enterprise RB Series 2001
   3.95%, 10/01/07 (a)(b)(c)                               3,525           3,525
AURORA
First Lien Water Improvement RB Series 2007A
   3.92%, 10/04/07 (a)(b)(c)(d)                           29,870          29,870
CENTERRA METROPOLITAN DISTRICT NO.1
RB Series 2004
   3.87%, 10/04/07 (a)(b)                                 10,000          10,000
COLORADO
General Fund TRAN Series 2007A
   3.70%, 06/27/08                                        50,000          50,191
   3.71%, 06/27/08                                        25,000          25,098

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
COLORADO HEALTH FACILITIES AUTH
Hospital Revenue RB (NCMC) Series 2005
   3.87%, 10/03/07 (a)(b)(c)                               5,500           5,500
RB (Catholic Health Initiatives) Series 2006A
   3.91%, 10/04/07 (a)(c)(d)                               6,235           6,235
COLORADO HFA
Economic Development RB (Pemracs) Series 2000A
   3.98%, 10/04/07 (a)(b)                                  2,335           2,335
S/F Mortgage Class II Bonds Series 2006C3
   3.99%, 10/04/07 (a)(c)(d)                              27,100          27,100
COLORADO SPRINGS UTILITIES SYSTEM
Utilities System Improvement & Refunding RB
   Series 2007B
   1.00%, 10/04/07 (a)(c)                                 50,000          50,000
COLORADO STUDENT LOAN AUTH
Sr Lien RB Series 1999A2
   3.92%, 10/03/07 (a)(b)(c)                               3,400           3,400
DAWSON RIDGE METROPOLITAN DISTRICT #1
Limited Tax Refunding Bonds Series 1992A
   3.75%, 01/28/08 (a)(c)(d)                               9,820           9,820
DENVER CITY & CNTY
Airport System RB Series 2005A
   3.91%, 10/04/07 (a)(b)(c)(d)                           30,270          30,270
   3.95%, 10/04/07 (a)(b)(c)(d)                            7,195           7,195
Airport System RB Series 2007A
   3.97%, 10/04/07 (a)(b)(c)(d)                           10,250          10,250
   3.99%, 10/04/07 (a)(b)(c)(d)                           34,175          34,175
Airport System RB Series 2007D
   4.01%, 10/04/07 (a)(b)(c)(d)                           24,320          24,320
Airport System Refunding RB Series 2001A
   3.98%, 10/04/07 (a)(b)(c)(d)                            8,355           8,355
GO Bonds (Justice System & Zoo) Series 2005
   3.95%, 10/04/07 (a)(c)(d)                              18,515          18,515
DENVER CONVENTION CENTER HOTEL AUTH
Sr Refunding RB (Convention Center Hotel) Series
   2006
   3.92%, 10/04/07 (a)(b)(c)(d)                            2,815           2,815
DENVER DEPARTMENT OF AVIATION
Airport System RB Series 2006A
   3.90%, 10/04/07 (a)(b)(c)(d)                           19,000          19,000
PARK CREEK METROPOLITAN DISTRICT
Jr Subordinate RB Series 2005
   3.92%, 10/04/07 (a)(c)(d)                               3,205           3,205
REGIONAL TRANSPORTATION DISTRICT
Sales Tax Refunding RB (FasTracks) Series 2006A
   3.91%, 10/04/07 (a)(b)(c)(d)                            8,620           8,620
Sales Tax Refunding RB (FasTracks) Series 2007A
   3.91%, 10/04/07 (a)(b)(c)(d)                           27,905          27,905
   3.91%, 10/04/07 (a)(b)(c)(d)                           16,790          16,790
   3.91%, 10/04/07 (a)(b)(c)(d)                           18,085          18,085
   3.91%, 10/04/07 (a)(b)(c)(d)                           16,830          16,830
   3.91%, 10/04/07 (a)(b)(c)(d)                           29,700          29,700
THOMPSON SD R2-J
GO Bonds Series 2005
   3.95%, 10/04/07 (a)(b)(c)(d)                            4,180           4,180
UNIV OF COLORADO HOSPITAL AUTH
RB Series 2006B
   3.92%, 10/04/07 (a)(b)(c)(d)                           16,500          16,500
WESTMINSTER ECONOMIC DEVELOPMENT AUTH
Tax Increment RB (Westminster Plaza) Series 1997A
   3.98%, 10/04/07 (a)(b)                                  5,930           5,930
                                                                     -----------
                                                                         529,214
CONNECTICUT 0.0%
--------------------------------------------------------------------------------
CONNECTICUT HFA
Mortgage Finance Bonds Series G2
   3.94%, 10/04/07 (a)(c)(d)                               4,780           4,780
S/F Mortgage Draw Down RB Series 2004B
   3.96%, 10/04/07 (a)(b)(c)(d)                               40              40
                                                                     -----------
                                                                           4,820
DELAWARE 0.2%
--------------------------------------------------------------------------------
DELAWARE SOLID WASTE AUTH
RB Series 2006
   3.92%, 10/04/07 (a)(b)(c)(d)                            1,240           1,240
DELAWARE STATE TRANSPORTATION AUTH
Sr RB
   3.97%, 10/04/07 (a)(b)(c)(d)                            1,790           1,790
Sr RB Series 2006
   3.96%, 10/04/07 (a)(b)(c)(d)                            3,170           3,170
NEW CASTLE CNTY
M/F Rental Housing RB (Fairfield English
   Village) Series 2005
   3.94%, 10/04/07 (a)(b)                                  8,500           8,500
SUSSEX CNTY
IDRB (Perdue-Agrirecycle) Series 2000
   3.92%, 10/03/07 (a)(b)                                  5,300           5,300
RB (Baywood) Series 1997A
   4.05%, 10/03/07 (a)(b)                                  2,400           2,400
WILMINGTON
GO Bonds Series 2006B
   3.94%, 10/04/07 (a)(b)(c)                               7,520           7,520
                                                                     -----------
                                                                          29,920
DISTRICT OF COLUMBIA 2.1%
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA
COP Series 2006
   3.99%, 10/04/07 (a)(b)(c)(d)                           11,390          11,390
GO Bonds Series 2007A
   3.91%, 10/04/07 (a)(b)(c)(d)                           18,885          18,885
   3.92%, 10/04/07 (a)(b)(c)(d)                           15,435          15,435
GO Refunding Bonds Series 2005B
   3.92%, 10/03/07 (a)(b)(c)(d)                           16,320          16,320
RB (American Psychological Association)
   Series 2003
   3.89%, 10/04/07 (a)(b)                                  2,560           2,560

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
RB (St Coletta Special Education Public
   Charter School)
   Series 2005
   3.87%, 10/04/07 (a)(b)                                  4,110           4,110
DISTRICT OF COLUMBIA WATER & SEWER AUTH
Subordinated Lien RB Series 2007A
   3.91%, 10/04/07 (a)(b)(c)(d)                           15,000          15,000
   3.91%, 10/04/07 (a)(b)(c)(d)                           27,225          27,225
METROPOLITAN WASHINGTON AIRPORTS AUTH
Airport System RB Series 2006B
   3.94%, 10/04/07 (a)(b)(c)(d)                           12,496          12,496
Airport System RB Series 2007B
   3.97%, 10/03/07 (a)(b)(c)(d)                           33,310          33,310
   4.00%, 10/04/07 (a)(b)(c)(d)                           15,000          15,000
Airport System Refunding RB Series 1999A & 2003A
   4.00%, 10/04/07 (a)(b)(c)(d)                            8,195           8,195
Airport System Refunding RB Series 2007A
   3.96%, 10/04/07 (a)(b)(c)(d)                            5,990           5,990
   3.98%, 10/04/07 (a)(b)(c)(d)                            7,700           7,700
PFC Revenue Notes Series C
   3.65%, 12/11/07 (b)                                    30,000          30,000
   3.65%, 12/18/07 (b)                                    15,000          15,000
PFC Revenue Notes Series D
   3.79%, 11/15/07 (b)                                    30,000          30,000
Refunding RB Series 2002C
   3.88%, 10/03/07 (a)(b)(c)                               1,625           1,625
Refunding RB Series 2004D
   3.98%, 10/04/07 (a)(b)(c)(d)                            2,355           2,355
NATIONAL CAPITAL REVITALIZATION CORP
RB (DC USA Parking Garage) Series 2006
   4.01%, 10/04/07 (a)(b)(c)(d)                           34,430          34,430
WASHINGTON DC CONVENTION CENTER AUTH
Sr Lien Dedicated Tax Refunding RB Series 2007A
   3.92%, 10/03/07 (a)(b)(c)(d)                            7,400           7,400
                                                                     -----------
                                                                         314,426
FLORIDA 9.2%
--------------------------------------------------------------------------------
ALACHUA CNTY HEALTH FACILITIES AUTH
RB (Shands Hospital - Univ of Florida) Series
   1992R
   3.92%, 10/04/07 (a)(b)(c)(d)                           66,175          66,175
BREVARD CNTY HFA
M/F Housing Refunding RB (Shore View Apts)
   Series 1995
   3.90%, 10/04/07 (a)(b)                                  1,900           1,900
BROWARD CNTY
Professional Sports Facilities Tax & Refunding RB
   (Broward Cnty Civic Arena) Series 2006A
   3.95%, 10/04/07 (a)(b)(c)(d)                           23,465          23,465
Subordinate Port Facilities Refunding RB (Port
   Everglades) Series 1998
   3.88%, 10/04/07 (a)(b)(c)                               8,460           8,460
BROWARD CNTY HFA
M/F Housing RB (Sawgrass Pines Apts) Series 1993A
   3.92%, 10/04/07 (a)(b)                                 11,000          11,000
CHARLOTTE CNTY HFA
M/F Housing RB (Murdock Circle Apts) Series 2000
   3.94%, 10/03/07 (a)(b)                                  3,200           3,200
CITIZENS PROPERTY INSURANCE CORP
High-Risk Account Sr Secured Refunding Bonds
   Series 2007A
   3.68%, 03/01/08 (b)                                     6,000           6,032
COLLIER CNTY
IDRB (Ave Maria Utility Co) Series 2005
   3.92%, 10/03/07 (a)(b)                                 10,000          10,000
DADE CNTY IDA
IDRB (South Florida Stadium Corp) Series 1985C
   3.79%, 10/03/07 (a)(b)                                  1,050           1,050
ESCAMBIA HFA
S/F Mortgage RB Series 2001A
   3.95%, 10/04/07 (a)(b)(c)(d)                            2,170           2,170
   4.02%, 10/04/07 (a)(b)(c)(d)                            1,260           1,260
S/F RB Series 2002A1
   3.95%, 10/04/07 (a)(c)(d)                               3,310           3,310
FLORIDA DEPARTMENT OF ENVIRONMENTAL PROTECTION
Forever RB Series 2003A
   3.95%, 10/04/07 (a)(b)(c)(d)                            6,720           6,720
Forever RB Series 2005B
   3.95%, 10/04/07 (a)(b)(c)(d)                           20,220          20,220
RB (Preservation 2000) Series 1997B
   3.91%, 10/04/07 (a)(b)(c)(d)                           14,960          14,961
FLORIDA DEPARTMENT OF MANAGEMENT SERVICES
Florida Facilities Pool RB Series 2007A
   3.92%, 10/04/07 (a)(b)(c)(d)                            9,995           9,995
FLORIDA DEPARTMENT OF TRANSPORTATION
Turnpike RB
   3.97%, 10/04/07 (a)(b)(c)(d)                            7,890           7,890
Turnpike RB Series 2000A
   3.92%, 10/04/07 (a)(b)(c)(d)                            4,000           4,000
Turnpike RB Series 2006A
   3.92%, 10/04/07 (a)(b)(c)(d)                            7,000           7,000
   3.92%, 10/04/07 (a)(b)(c)(d)                           15,000          15,000
   3.99%, 10/04/07 (a)(b)(c)(d)                            4,395           4,395
Turnpike RB Series 2007A
   3.91%, 10/04/07 (a)(b)(c)(d)                           41,800          41,800
FLORIDA DEVELOPMENT FINANCE CORP
IDRB (Schmitt Family Partnership) Series 1999A2
   3.97%, 10/03/07 (a)(b)                                  1,500           1,500
IDRB (Sunshine State Christian Homes)
   Series 1999A3
   3.92%, 10/03/07 (a)(b)                                  1,020           1,020
IDRB Enterprise Bond Program (Pioneer-Ram)
   Series 1998A3
   3.97%, 10/03/07 (a)(b)                                    680             680

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
FLORIDA HFA
Homeowner Mortgage RB
  Series 2000-4
   3.95%, 10/04/07 (a)(b)(c)(d)                              230             230
Homeowner Mortgage RB
  Series 2006-4
   3.96%, 10/04/07 (a)(c)(d)                               9,215           9,215
Homeowner Mortgage RB
  Series 2007-2
   4.00%, 10/04/07 (a)(c)(d)                              16,235          16,235
   4.00%, 10/04/07 (a)(c)(d)                              13,695          13,695
Housing RB (Caribbean Key Apts) Series 1996F
   3.92%, 10/03/07 (a)(b)                                    300             300
M/F Housing RB (Cameron Cove Apts) Series 1985XX
   3.85%, 10/03/07 (a)(b)                                    400             400
M/F Mortgage RB (Clarcona Groves Apts)
   Series 2005A
   3.94%, 10/03/07 (a)(b)                                  4,250           4,250
M/F Mortgage RB (Lynn Lake Apts) Series 2005B1
   3.90%, 10/04/07 (a)(b)                                 10,100          10,100
M/F Mortgage RB (Pinnacle Pointe Apts)
   Series 2003N
   3.94%, 10/03/07 (a)(b)                                  2,335           2,335
M/F Mortgage RB (Wexford Apts) Series 2003P
   3.94%, 10/03/07 (a)(b)                                  7,840           7,840
RB (Timberline Apts) Series 1999P
   3.88%, 10/03/07 (a)(b)                                  5,935           5,935
FLORIDA HURRICANE CATASTROPHE FUND FINANCE CORP
RB
   3.97%, 10/04/07 (a)(b)(c)(d)                           32,035          32,035
FLORIDA LOCAL GOVERNMENT FINANCE COMMISSION
Pooled TECP Series 1994A
   3.73%, 10/05/07 (b)                                    25,000          25,000
FLORIDA STATE BOARD OF EDUCATION
Capital Outlay Bonds
   3.97%, 10/04/07 (a)(b)(c)(d)                           37,255          37,255
Capital Outlay Bonds Series 1999C
   3.92%, 10/04/07 (a)(c)(d)                              17,760          17,760
Capital Outlay Bonds Series 2003C
   3.93%, 10/04/07 (a)(b)(c)(d)                            5,600           5,600
Capital Outlay Bonds Series 2006B
   3.91%, 10/04/07 (a)(b)(c)(d)                           54,240          54,240
   3.92%, 10/04/07 (a)(c)(d)                              16,910          16,910
Capital Outlay Refunding Bonds Series 2005C
   3.95%, 10/04/07 (a)(c)(d)                              15,060          15,060
Lottery RB Series 2002C
   3.95%, 10/04/07 (a)(b)(c)(d)                            8,520           8,520
GAINESVILLE
IDRB (Lifesouth Community Blood Centers) Series
   1999
   3.87%, 10/03/07 (a)(b)                                  4,975           4,975
GREATER ORLANDO AVIATION AUTH
Airport Facilities Refunding RB Series 2007A
   3.97%, 10/04/07 (a)(b)(c)(d)                           33,590          33,590
GULF BREEZE
Local Government Loan Program RB Series 1985C
   3.86%, 10/04/07 (a)(b)(c)                                 960             960
Local Government Loan Program RB Series 1985E
   3.86%, 10/04/07 (a)(b)(c)                               7,350           7,350
HILLSBOROUGH CNTY AVIATION AUTH
RB (Tampa International Airport) Series 2003A
   4.02%, 10/04/07 (a)(b)(c)(d)                            5,495           5,495
HILLSBOROUGH CNTY EDUCATIONAL FACILITIES AUTH
RB (Univ of Tampa) Series 2000
   3.92%, 10/04/07 (a)(b)                                  5,100           5,100
HILLSBOROUGH CNTY HFA
M/F Housing RB (Claymore Crossing Apts)
   Series 2005
   3.93%, 10/03/07 (a)(b)                                  1,000           1,000
M/F Housing RB (Lake Kathy Apts) Series 2005
   3.91%, 10/04/07 (a)(b)                                  5,000           5,000
HILLSBOROUGH CNTY IDA
Educational Facilities RB (Berkeley Preparatory
   School) Series 1999
   3.87%, 10/03/07 (a)(b)                                  4,280           4,280
IDRB (Univ Community Hospital) Series 1994
   3.95%, 10/04/07 (a)(b)(c)(d)                           59,015          59,015
RB (Independent Day School) Series 2000
   3.92%, 10/04/07 (a)(b)                                    700             700
HILLSBOROUGH CNTY PORT DISTRICT
Refunding RB (Tampa Port Auth) Series 2005A
   3.94%, 10/04/07 (a)(b)(c)(d)                            6,649           6,649
HILLSBOROUGH CNTY SD
COP (Master Lease Program) Series 2007
   3.95%, 10/04/07 (a)(b)(c)(d)                                5               5
Sales Tax Refunding RB Series 2007
   3.91%, 10/04/07 (a)(b)(c)(d)                           14,365          14,365
HILLSBOROUGH CNTY
Solid Waste & Resource Recovery RB Series 2006A
   3.93%, 10/04/07 (a)(b)(c)(d)                            9,555           9,555
JACKSONVILLE AVIATION AUTH
Refunding RB Series 2005
   3.88%, 10/03/07 (a)(b)(c)                               3,900           3,900
JACKSONVILLE ECONOMIC DEVELOPMENT COMMISSION
Educational Facilities RB (Episcopal High School)
   Series 2002
   3.87%, 10/03/07 (a)(b)                                  5,200           5,200

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
RB (Bolles School) Series 1999A
   3.91%, 10/04/07 (a)(b)                                  1,200           1,200
Refunding RB (YMCA of FL First Coast) Series 2003
   3.87%, 10/04/07 (a)(b)                                  4,550           4,550
Special Facility Airport RB (Holland Sheltair
   Aviation Group) Series 2004A1
   3.92%, 10/04/07 (a)(b)                                  3,825           3,825
JACKSONVILLE HEALTH FACILITIES AUTH
RB (River Garden/The Coves) Series 1994
   3.91%, 10/04/07 (a)(b)                                  2,870           2,870
JACKSONVILLE HFA
M/F Housing Refunding RB (St Augustine Apts)
   Series 2006
   3.86%, 10/03/07 (a)(b)                                  3,300           3,300
LAKE SHORE HOSPITAL AUTH
Health Facility RB (Lake Shore Hospital) Series
   1991
   3.87%, 10/04/07 (a)(b)                                  2,800           2,800
MANATEE CNTY HFA
M/F Housing RB (La Mirada Gardens) Series 2002A
   3.92%, 10/04/07 (a)(b)                                  4,000           4,000
M/F Housing RB (Sabal Palm Harbor Apts)
   Series 2000A
   3.94%, 10/03/07 (a)(b)                                  4,200           4,200
MIAMI-DADE CNTY
Aviation RB (Miami International Airport)
   Series 2002
   3.94%, 10/04/07 (a)(b)(c)(d)                            5,370           5,370
Capital Asset Acquisition Special Obligation
   Bonds Series 2007A
   3.92%, 10/04/07 (a)(b)(c)(d)                           13,155          13,155
GO Bonds Series 2005
   3.75%, 07/01/13 (b)(c)(d)                              17,080          17,080
RB (Miami International Airport) Series 2007A
   4.00%, 10/04/07 (a)(b)(c)(d)                           22,070          22,070
Solid Waste System RB Series 2005
   3.92%, 10/04/07 (a)(b)(c)(d)                            5,410           5,410
   3.92%, 10/04/07 (a)(b)(c)(d)                            5,410           5,410
MIAMI-DADE CNTY EDUCATIONAL FACILITIES AUTH
Refunding RB (Univ of Miami) Series 2007B
   3.90%, 10/04/07 (a)(b)(c)(d)                            2,535           2,535
Refunding RB Series 2007B (Univ of Miami Issue)
   3.88%, 10/04/07 (a)(b)(c)(d)                           13,495          13,495
MIAMI-DADE CNTY IDA
IDRB (Airbus Service Co) Series 1998A
   3.92%, 10/04/07 (a)(b)                                     80              80
IDRB (Tarmac America) Series 2004
   3.92%, 10/04/07 (a)(b)                                 12,600          12,600
RB (Gulliver Schools) Series 2000
   3.89%, 10/04/07 (a)(b)                                  3,600           3,600
OCALA
Utility Systems RB Series 2005B
   3.92%, 10/04/07 (a)(b)(c)(d)                            1,490           1,490
OCEAN HIGHWAY & PORT AUTH
RB Series 1990
   4.03%, 10/03/07 (a)(b)                                  9,000           9,000
OKEECHOBEE CNTY
Exempt Facility RB (Okeechobee Landfill) Series
   1999
   3.94%, 10/04/07 (a)(b)                                 15,000          15,000
ORANGE CNTY HEALTH FINANCE AUTH
Refunding Program RB (Pooled Hospital Loan)
   Series 1985
   3.70%, 11/20/07 (b)                                    19,100          19,100
ORANGE CNTY HFA
M/F Housing RB (Alta Westgate Apts) Series 2005C
   3.90%, 10/03/07 (a)(b)                                  6,920           6,920
M/F Housing Refunding RB (Andover Place Apts)
   Series 1998F
   3.89%, 10/04/07 (a)(b)                                  6,000           6,000
ORANGE CNTY IDA
IDRB (Central Florida YMCA) Series 2002A
   3.89%, 10/04/07 (a)(b)                                  3,850           3,850
RB (Central Florida YMCA) Series 2005
   3.87%, 10/04/07 (a)(b)                                  5,600           5,600
ORLANDO UTILITIES COMMISSION
Water & Electric RB Series 2002B
   3.87%, 10/03/07 (a)(c)                                 10,000          10,000
ORLANDO-ORANGE CNTY EXPRESSWAY AUTH
RB Series 2007A
   3.91%, 10/04/07 (a)(b)(c)(d)                           28,760          28,760
   3.91%, 10/04/07 (a)(b)(c)(d)(g)                        50,000          50,000
   3.91%, 10/04/07 (a)(b)(c)(d)                           20,000          20,000
PALM BEACH CNTY
Airport RB (Galaxy Aviation) Series 2000A
   3.97%, 10/03/07 (a)(b)                                  7,190           7,190
RB (Norton Gallery & School of Art) Series 1995
   3.86%, 10/03/07 (a)(b)                                  2,500           2,500
PALM BEACH CNTY HFA
M/F Housing Refunding RB (Emerald Bay Club Apts)
   Series 2004
   3.87%, 10/04/07 (a)(b)                                  7,000           7,000
M/F Housing Refunding RB (Spinnaker Landing Apts)
   Series 1998
   3.94%, 10/04/07 (a)(b)                                  2,545           2,545
PALM BEACH CNTY SCHOOL BOARD
TAN Series 2007
   3.44%, 09/24/08 (f)                                    50,000          50,262
PINELLAS CNTY HFA
M/F Housing RB (Greenwood Apts) Series 2002A
   3.92%, 10/04/07 (a)(b)                                  6,460           6,460
PINELLAS CNTY INDUSTRY COUNCIL
RB (Operation Par) Series 1999
   3.96%, 10/04/07 (a)(b)                                  3,670           3,670
PORT ST. LUCIE
Utility System Refunding & Improvement RB Series
   2007
   3.92%, 10/04/07 (a)(b)(c)(d)                           14,605          14,605

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
SARASOTA CNTY
RB (Sarasota Family YMCA) Series 1999
   3.89%, 10/04/07 (a)(b)                                    440             440
SEMINOLE CNTY IDA
IDRB (Amrhein Family Limited Partnership) Series
   2001
   3.92%, 10/03/07 (a)(b)                                  3,965           3,965
SOUTH FLORIDA WATER MANAGEMENT DISTRICT
COP Series 2006
   3.92%, 10/04/07 (a)(b)(c)(d)                           32,145          32,145
ST. JOHNS CNTY
Water & Sewer Refunding RB Series 2006
   3.91%, 10/04/07 (a)(b)(c)(d)                           11,015          11,015
SUMTER LANDING COMMUNITY DEVELOPMENT DISTRICT
Recreational RB Series 2005A
   3.91%, 10/04/07 (a)(b)(c)(d)                            2,000           2,000
SUNSHINE STATE GOVERNMENTAL FINANCING COMMISSION
TECP Series 1998A
   3.75%, 12/06/07 (b)(c)                                 58,309          58,309
TALLAHASSEE
Energy System RB Series 2007
   3.91%, 10/04/07 (a)(b)(c)(d)                           24,750          24,750
TAMPA
Occupational License Tax Refunding Bonds Series
   2007
   3.92%, 10/04/07 (a)(b)(c)(d)                           10,285          10,285
TAMPA BAY WATER AUTH
Utility System RB Series 2002
   3.92%, 10/04/07 (a)(b)                                  5,200           5,200
Utility System Refunding & Improvement RB
   Series 2005
   3.92%, 10/04/07 (a)(b)(c)(d)                           10,725          10,725
VOLUSIA CNTY
Tourist Development Tax RB Series 2004
   3.92%, 10/04/07 (a)(b)(c)(d)                           14,560          14,560
VOLUSIA CNTY HEALTH FACILITIES AUTH
Hospital Facilities RB (Memorial Health Systems)
   Series 1996
   3.95%, 10/04/07 (a)(b)(c)(d)                           38,965          38,965
WINTER HAVEN
Utility System Improvement & Refunding RB Series
   2005
   3.92%, 10/04/07 (a)(b)(c)(d)                            8,145           8,145
                                                                     -----------
                                                                       1,341,263
GEORGIA 4.0%
--------------------------------------------------------------------------------
ATLANTA
Airport General Refunding RB Series 2000A
   3.91%, 10/04/07 (a)(b)(c)(d)                           11,195          11,195
Airport General Refunding RB Series 2000C
   3.98%, 10/04/07 (a)(b)(c)(d)                            3,385           3,385
Airport Passenger Facility Charge & Subordinate
   Lien General RB Series 2004C
   3.91%, 10/04/07 (a)(b)(c)(d)                            5,160           5,160
Subordinate Lien Tax Allocation Bonds
   (Atlantic Station)Series 2006
   3.94%, 10/04/07 (a)(b)                                 13,000          13,000
Water & Wastewater RB Series 2004
   3.93%, 10/03/07 (a)(b)(c)(d)                            9,000           9,000
Water & Wastewater Revenue CP Series 2006-1
   3.78%, 12/19/07 (b)                                     4,000           4,000
ATLANTA URBAN RESIDENTIAL FINANCE AUTH
M/F Housing RB (Alta Coventry Station Apts)
   Series 2007
   3.93%, 10/04/07 (a)(b)                                 14,000          14,000
M/F Housing RB (Capitol Gateway Apts Phase I)
   Series 2005
   3.94%, 10/04/07 (a)(b)                                  4,125           4,125
M/F Housing RB (Delmonte/Brownlee Court)
   Series 2001A
   3.92%, 10/03/07 (a)(b)                                  4,510           4,510
M/F Housing RB (Lindbergh City Center Apts)
   Series 2004
   3.91%, 10/04/07 (a)(b)                                  5,000           5,000
M/F Housing RB (M St Apts) Series 2003
   3.90%, 10/04/07 (a)(b)                                  7,000           7,000
M/F Housing RB (Peaks at West Atlanta Apts)
   Series 2001
   3.92%, 10/03/07 (a)(b)                                  4,700           4,700
M/F Sr Housing RB (Big Bethel Village)
   Series 2001
   3.92%, 10/03/07 (a)(b)                                  4,400           4,400
AUGUSTA HOUSING AUTH
M/F Housing RB (G-Hope) Series 2001
   3.92%, 10/03/07 (a)(b)                                  3,555           3,555
BURKE CNTY DEVELOPMENT AUTH
Pollution Control RB (Oglethorpe Power Corp)
   Series 2006B3
   3.70%, 10/02/07 (b)(c)                                  5,000           5,000
CHEROKEE CNTY
IDRB (Universal Alloy Corp) Series 1996
   3.96%, 10/04/07 (a)(b)                                    900             900
CHEROKEE CNTY SCHOOL SYSTEM
GO Bonds Series 2007A
   3.92%, 10/04/07 (a)(b)(c)(d)                           25,110          25,110

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
CLARKE CNTY HOSPITAL AUTH
Revenue Certificates (Athens Regional Medical
   Center) Series 2007
   3.75%, 01/01/15 (b)(c)(d)                              33,710          33,710
CLAYTON CNTY HOUSING AUTH
M/F Housing RB (Hyde Park Club Apts) Series 1997
   3.95%, 10/03/07 (a)(b)                                 11,595          11,595
COBB CNTY HOUSING AUTH
M/F Housing RB (Walton Green Apts) Series 1995
   3.94%, 10/04/07 (a)(b)                                 13,500          13,500
M/F Housing RB (Woodchase Village Apts)
   Series 2003
   3.99%, 10/04/07 (a)(b)                                  4,000           4,000
COLUMBUS DEVELOPMENT AUTH
RB (Foundation Properties) Series 2002
   3.91%, 10/04/07 (a)(b)                                 10,965          10,965
COLUMBUS HOUSING AUTH
M/F Housing RB (Eagles Trace Apts) Series 2002
   3.92%, 10/03/07 (a)(b)                                  6,000           6,000
DALTON DEVELOPMENT AUTH
Revenue Certificates (Hamilton Health Care
   System) Series 2003B
   3.87%, 10/04/07 (a)(b)                                  5,245           5,245
DEKALB CNTY
Water & Sewerage RB Series 2003A
   3.95%, 10/04/07 (a)(c)(d)                              13,240          13,240
Water & Sewerage RB Series 2006A
   3.92%, 10/04/07 (a)(b)(c)(d)                            9,955           9,955
DEKALB CNTY DEVELOPMENT AUTH
RB (Arbor Montessori School) Series 1998
   3.87%, 10/03/07 (a)(b)                                  1,100           1,100
DEKALB CNTY HOUSING AUTH
M/F Housing RB (Brittany Apts) Series 2001
   3.96%, 10/04/07 (a)(b)                                  7,200           7,200
M/F Housing RB (Mountain Crest Apts) Series 2002
   3.92%, 10/03/07 (a)(b)                                  7,615           7,615
M/F Housing RB (Villas of Friendly Heights Apts)
   Series 2001
   3.92%, 10/03/07 (a)(b)                                  3,305           3,305
M/F Housing RB (Wesley Club Apts) Series 2002
   3.92%, 10/03/07 (a)(b)                                  5,760           5,760
EFFINGHAM CNTY IDA
RB (TEMCOR) Series 2001
   3.92%, 10/03/07 (a)(b)                                  2,640           2,640
FULTON CNTY
Water & Sewerage RB Series 2004
   3.92%, 10/04/07 (a)(b)(c)(d)                           12,355          12,355
   3.93%, 10/04/07 (a)(b)(c)(d)                           10,000          10,000
FULTON CNTY DEVELOPMENT AUTH
RB (Atlanta International School) Series 1997
   3.87%, 10/03/07 (a)(b)                                  2,000           2,000
RB (Children's Healthcare of Atlanta)
   Series 2005A
   3.92%, 10/04/07 (a)(c)(d)(g)                           46,395          46,395
GWINNETT CNTY DEVELOPMENT AUTH
COP (Gwinnett Cnty Public Schools) Series 2006
   3.92%, 10/04/07 (a)(b)(c)(d)                           33,290          33,290
   3.95%, 10/04/07 (a)(b)(c)(d)                           25,835          25,835
JEFFERSON CNTY DEVELOPMENT AUTH
IDRB (Grove River Mills) Series 1997
   3.96%, 10/04/07 (a)(b)                                    900             900
LAURENS CNTY DEVELOPMENT AUTH
Solid Waste Disposal RB (Southeast Paper
   Manufacturing Co) Series 1993
   3.92%, 10/04/07 (a)(b)                                 25,000          25,000
Solid Waste Disposal RB (Southeast Paper
   Manufacturing Co) Series 1997
   3.92%, 10/04/07 (a)(b)                                 26,000          26,000
LAWRENCEVILLE HOUSING AUTH
M/F Housing RB (Chatham Club Apts) Series 2002
   3.91%, 10/04/07 (a)(b)(d)                               7,700           7,700
LOWNDES CNTY DEVELOPMENT AUTH
M/F Housing RB (FMPH Valdosta) Series 1999
   3.92%, 10/03/07 (a)(b)                                  4,510           4,510
MACON-BIBB CNTY HOSPITAL AUTH
Revenue Anticipation Certificates (Medical
   Center of Central Georgia) Series 1998
   3.87%, 10/03/07 (a)(b)                                  4,000           4,000
MARIETTA HOUSING AUTH
M/F Housing RB (Walton Village Apts) Series 2005
   3.93%, 10/04/07 (a)(b)                                 14,300          14,300
METROPOLITAN ATLANTA RAPID TRANSIT AUTH
Sales Tax Revenue CP BAN Series 2004A
   3.75%, 10/09/07 (b)                                    12,500          12,500
Sales Tax Revenue CP BAN (Third Indenture)
   Series 2004A
   3.75%, 12/06/07 (b)                                    17,900          17,900
MILLER CNTY DEVELOPMENT AUTH
IDRB (Birdsong Corp) Series 2000
   3.92%, 10/03/07 (a)(b)                                  2,200           2,200
POOLER DEVELOPMENT AUTH
M/F Housing RB (Alta Towne Lake Apts) Series 2005
   3.92%, 10/04/07 (a)(b)                                 19,500          19,500
PRIVATE COLLEGE & UNIVERSITIES AUTH
CP Notes (Emory Univ)
   3.63%, 11/02/07                                        22,000          22,000

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
SAVANNAH ECONOMIC DEVELOPMENT AUTH
Exempt Facility RB (Georgia Kaolin Terminal)
   Series 1997
   3.92%, 10/04/07 (a)(b)                                  6,000           6,000
Exempt Facility RB (Home Depot) Series 1995B
   3.91%, 10/03/07 (a)(b)                                  5,000           5,000
SAVANNAH HOUSING AUTH
M/F Housing RB (Indigo Pointe Apts) Series 2001A1
   3.92%, 10/03/07 (a)(b)                                  3,500           3,500
M/F Housing RB (Live Oak Plantation Apts)
   Series 2001A1
   3.92%, 10/03/07 (a)(b)                                  2,500           2,500
SUMMERVILLE DEVELOPMENT AUTH
Exempt Facility RB (Image Industries) Series 1997
   3.91%, 10/04/07 (a)(b)                                 11,000          11,000
WALTON CNTY DEVELOPMENT AUTH
RB (Tucker Door & Trim Corp) Series 2000
   4.02%, 10/03/07 (a)(b)                                  2,300           2,300
WEBSTER CNTY IDA
IDRB (Tolleson Lumber Co) Series 1999
   3.96%, 10/04/07 (a)(b)                                  4,000           4,000
WINDER-BARROW INDUSTRIAL BUILDING AUTH
IDRB (Progress Container Corp) Series 2000
   3.92%, 10/03/07 (a)(b)                                  1,985           1,985
WORTH CNTY
Refunding IDRB (Seabrook Peanut Co) Series 1996B
   3.92%, 10/03/07 (a)(b)                                  1,300           1,300
                                                                     -----------
                                                                         583,840
HAWAII 0.4%
--------------------------------------------------------------------------------
HAWAII
GO Bonds Series 2002CZ
   3.92%, 10/04/07 (a)(b)(c)(d)                            5,900           5,900
Special Purpose Refunding RB (Hawaiian
   Electric Co) Series 2000
   3.98%, 10/04/07 (a)(b)(c)(d)                            9,095           9,095
HONOLULU BOARD OF WATER SUPPLY
Water System RB Series 2006A
   3.92%, 10/04/07 (a)(b)(c)(d)                            7,000           7,000
HONOLULU CITY & CNTY
GO Bonds Series 2003A
   3.92%, 10/04/07 (a)(b)(c)(d)                           14,995          14,995
GO CP Series H
   3.72%, 10/03/07 (b)                                    13,000          13,000
Wastewater System RB Sr Series 2007A
   3.92%, 10/04/07 (a)(b)(c)(d)                            9,365           9,365
                                                                     -----------
                                                                          59,355
IDAHO 0.3%
--------------------------------------------------------------------------------
IDAHO
TAN Series 2007
   3.73%, 06/30/08                                        35,000          35,194
IDAHO STATE UNIV FOUNDATION
RB (LE & Thelma E. Stephens Performing Arts
   Center) Series 2001
   3.84%, 10/04/07 (a)(b)                                  1,965           1,965
                                                                     -----------
                                                                          37,159
ILLINOIS 6.8%
--------------------------------------------------------------------------------
BERWYN
GO Bonds Series 2007A
   3.92%, 10/04/07 (a)(b)(c)(d)                           18,090          18,090
CAROL STREAM
M/F Housing Refunding RB (St Charles Square)
   Series 1997
   3.95%, 10/03/07 (a)(b)                                  4,415           4,415
CHICAGO
General Airport Third Lien RB (O'Hare
   International Airport) Series 2003B2
   3.96%, 10/04/07 (a)(b)(c)(d)                            8,595           8,595
General Airport Third Lien RB (O'Hare
   International Airport) Series 2005A
   3.91%, 10/04/07 (a)(b)(c)(d)                            5,192           5,192
   3.92%, 10/04/07 (a)(b)(c)(d)                           20,505          20,505
   3.92%, 10/04/07 (a)(b)(c)(d)                           26,225          26,225
General Airport Third Lien Refunding RB (O'Hare
   International Airport) Series 2003A2
   4.00%, 10/04/07 (a)(b)(c)(d)                            7,895           7,895
General Airport Third Lien Refunding RB (O'Hare
   International Airport) Series 2003B2
   3.96%, 10/04/07 (a)(b)(c)(d)                           10,800          10,800
General Airport Third Lien Refunding RB (O'Hare
   International Airport) Series 2005B
   3.92%, 10/04/07 (a)(b)(c)(d)                            9,655           9,655
   3.95%, 10/04/07 (a)(b)(c)(d)                           11,370          11,370
GO Bonds Project & Refunding Series 2007A
   3.91%, 10/04/07 (a)(b)(c)(d)                           11,455          11,455
   3.91%, 10/04/07 (a)(b)(c)(d)                           33,000          33,000
GO Bonds Series 2007C, D, J
   3.92%, 10/04/07 (a)(b)(c)(d)                            5,870           5,870
GO Bonds Series 2007G
   3.92%, 10/04/07 (a)(b)(c)(d)                           13,815          13,815
GO Project & Refunding Bonds Series 2005B
   3.95%, 10/04/07 (a)(b)(c)(d)                            6,815           6,815
GO Project & Refunding Bonds Series 2006A
   3.92%, 10/04/07 (a)(b)(c)(d)                           62,325          62,325
GO Project & Refunding Bonds Series 2007A
   3.92%, 10/04/07 (a)(b)(c)(d)                           14,530          14,530

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
M/F Housing RB (Central Station Sr Housing)
   Series 2004
   3.94%, 10/04/07 (a)(b)                                  9,500           9,500
Midway Airport RB Series 1998C
   3.92%, 10/04/07 (a)(b)(c)(d)                           24,480          24,480
Sales Tax Refunding RB Series 2005
   3.95%, 10/04/07 (a)(b)(c)(d)                            9,665           9,665
Second Lien Passenger Facility Charge RB (O'Hare
   International Airport) Series 2001A
   3.97%, 10/03/07 (a)(b)(c)(d)                           11,070          11,070
   3.98%, 10/04/07 (a)(b)(c)(d)                            6,315           6,315
Second Lien Wastewater Transmission Refunding
   RB Series 2001
   3.92%, 10/04/07 (a)(b)(c)(d)                           21,590          21,590
Special Facilities RB (O'Hare Tech Center II)
   Series 2002
   3.92%, 10/04/07 (a)(b)                                 15,500          15,500
Sr Lien Water RB Series 2000
   3.92%, 10/04/07 (a)(c)(d)                              11,970          11,970
CHICAGO BOARD OF EDUCATION
Unlimited Tax GO Bonds (Dedicated Revenues)
   Series 2006B
   3.92%, 10/04/07 (a)(b)(c)(d)                           16,985          16,985
Unlimited Tax GO Bonds Series 1997
   3.91%, 10/04/07 (a)(b)(c)(d)                            7,120           7,120
Unlimited Tax GO Refunding Bonds
   (Dedicated Revenues) Series 2005A
   3.92%, 10/04/07 (a)(b)(c)(d)                           10,320          10,320
COOK CNTY
RB (Catholic Theological Union) Series 2005
   3.85%, 10/04/07 (a)(b)                                  4,000           4,000
EAST DUNDEE, KANE & COOK COUNTIES
IDRB (Otto Engineering) Series 1998
   3.98%, 10/04/07 (a)(b)                                  1,420           1,420
HAMPSHIRE
IDRB (Poli-Film America) Series 1998A
   3.94%, 10/04/07 (a)(b)                                  2,200           2,200
ILLINOIS
Civic Center Bonds Series 1991
   3.92%, 10/04/07 (a)(b)(c)(d)                            2,940           2,940
GO Bonds Series 2000
   3.92%, 10/04/07 (a)(b)(c)(d)                            3,370           3,370
   3.93%, 10/04/07 (a)(b)(c)(d)                           10,480          10,480
   3.93%, 12/01/08 (a)(b)(c)(d)                           19,575          19,575
GO Bonds Series 2002
   3.93%, 10/04/07 (a)(b)(c)(d)                           14,125          14,125
   3.93%, 10/01/10 (a)(b)(c)(d)                           12,375          12,375
GO Bonds Series 2003
   3.92%, 10/04/07 (a)(b)(c)(d)                           22,500          22,500
GO Bonds Series 2006
   3.92%, 10/04/07 (a)(c)(d)                               2,390           2,390
   3.92%, 10/04/07 (a)(c)(d)                               1,745           1,745
GO Bonds Series 2007
   3.92%, 10/04/07 (a)(b)(c)(d)                            6,345           6,345
ILLINOIS DEVELOPMENT FINANCE AUTH
Economic Development RB (Korex Corp) Series 1990
   3.95%, 10/04/07 (a)(b)                                  4,000           4,000
Gas Supply Refunding RB (People's Gas)
   Series 2003E
   3.96%, 10/04/07 (a)(b)(c)(d)                           14,995          14,995
IDRB (Arc-Tronics) Series 1999
   3.94%, 10/03/07 (a)(b)                                  1,380           1,380
IDRB (Camcraft Inc) Series 1993
   4.05%, 10/03/07 (a)(b)                                  1,400           1,400
IDRB (Radiological Society of North America)
   Series 1997
   3.96%, 10/04/07 (a)(b)                                  2,630           2,630
RB (Aurora Central Catholic High School)
   Series 1994
   4.10%, 10/03/07 (a)(b)                                  1,000           1,000
RB (Catholic Charities Housing Development Corp)
   Series 1993A
   4.00%, 10/03/07 (a)(b)                                  9,160           9,160
RB (Catholic Charities Housing Development Corp)
   Series 1993B
   4.00%, 10/03/07 (a)(b)                                    910             910
RB (Chicago Academy of Sciences) Series 1997
   3.91%, 10/03/07 (a)(b)                                    295             295
RB (Francis W. Parker School) Series 1999
   3.80%, 10/03/07 (a)(b)                                  2,355           2,355
RB (Lake Forest Academy) Series 1994
   3.85%, 10/03/07 (a)(b)                                  4,000           4,000
RB (Perspectives Charter School) Series 2003
   3.86%, 10/04/07 (a)(b)                                  5,400           5,400
RB (Richard H. Driehaus Museum) Series 2005
   3.85%, 10/03/07 (a)(b)                                  3,800           3,800
RB (St Ignatius College Prep) Series 2002
   3.88%, 10/03/07 (a)(b)(d)                               2,800           2,800
Water Facilities Refunding RB (Illinois-American
   Water Co) Series 2002
   3.98%, 10/04/07 (a)(b)(c)                               5,000           5,000
ILLINOIS EDUCATION FACILITY AUTH
RB (Northwestern Univ) Series 2003
   3.92%, 10/04/07 (a)(c)(d)                              14,020          14,020
ILLINOIS FINANCE AUTH
RB (Univ of Chicago) Series 2007
   3.92%, 10/04/07 (a)(c)(d)                              49,510          49,510
RB Series 2005C (Resurrection Health Care)
   3.84%, 10/04/07 (a)(b)                                 16,000          16,000
ILLINOIS HEALTH FACILITIES AUTH
RB (Ingalls Health System) Series 1994
   3.92%, 10/04/07 (a)(b)(c)(d)                           28,120          28,120

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
ILLINOIS HOUSING DEVELOPMENT AUTH
M/F Mortgage Refunding RB (Hyde Park Tower Apts)
   Series 2000A
   3.94%, 10/03/07 (a)(b)                                  4,500           4,500
ILLINOIS MUNICIPAL ELECTRIC AGENCY
Power Supply System RB Series 2007A
   3.91%, 10/04/07 (a)(b)(c)(d)                            9,205           9,205
   3.92%, 10/04/07 (a)(b)(c)(d)                           18,800          18,800
ILLINOIS SPORTS FACILITIES AUTH
RB Series 2001
   3.96%, 10/04/07 (a)(b)(c)(d)                            9,030           9,030
ILLINOIS TOLL HIGHWAY AUTH
Sr Priority RB Series 2005A
   3.92%, 10/04/07 (a)(b)(c)(d)                            6,905           6,905
Sr Priority RB Series 2006A1
   3.95%, 10/04/07 (a)(b)(c)(d)                           10,385          10,385
Sr Priority RB Series 2006A2
   3.91%, 10/04/07 (a)(b)(c)(d)                           10,400          10,400
   3.93%, 07/01/14 (a)(b)(c)(d)                           14,995          14,995
LOMBARD
Refunding IDRB (B&H Partnership) Series 1995
   4.24%, 10/04/07 (a)(b)                                  1,850           1,850
METROPOLITAN PIER & EXPOSITION AUTH
Bonds (McCormick Place Expansion) Series 1998B
   3.92%, 10/04/07 (a)(b)(c)(d)                           30,915          30,915
Refunding Bonds (McCormick Place Expansion)
   Series 1999AC
   3.93%, 10/04/07 (a)(b)(c)(d)                            9,790           9,790
Refunding Bonds (McCormick Place Expansion)
   Series 2002B
   3.92%, 10/03/07 (a)(b)(c)(d)                           18,490          18,490
METROPOLITAN WATER RECLAMATION DISTRICT OF
   GREATER CHICAGO
GO Refunding Bonds Unlimited Tax Series 2007B &
   Limited Tax Series 2007C
   3.91%, 10/04/07 (a)(c)(d)                              44,355          44,355
Unlimited Tax GO Refunding Bonds Series 2006
   3.92%, 10/04/07 (a)(b)(c)(d)                           10,000          10,000
PALATINE
Special Facility Limited Obligation RB (Little
   City for Community Development) Series 1998
   3.85%, 10/03/07 (a)(b)                                  5,000           5,000
REGIONAL TRANSPORTATION AUTH
GO Bonds Series 2005A
   3.91%, 10/04/07 (a)(b)(c)(d)                           29,060          29,060
GO Refunding Bonds Series 1999
   3.93%, 10/04/07 (a)(b)(c)(d)                            9,730           9,730
   3.93%, 10/04/07 (a)(b)(c)(d)                           12,055          12,055
ROCKFORD
IDRB (Ring Can Corp) Series 1998
   3.92%, 10/03/07 (a)(b)                                    440             440
IDRB (Rockford Industrial Welding Supply)
   Series 1996
   3.98%, 10/04/07 (a)(b)                                  2,000           2,000
SCHAUMBURG
GO Bonds Series 2004B
   3.92%, 10/04/07 (a)(b)(c)(d)                           18,675          18,675
SOUTHWESTERN ILLINOIS DEVELOPMENT AUTH
Refunding IDRB (Holten Meat) Series 2004
   3.99%, 10/04/07 (a)(b)                                  6,860           6,860
UNIV OF ILLINOIS
Auxiliary Facilities RB Series 1999A
   3.92%, 10/03/07 (a)(b)(c)(d)                            3,500           3,500
WILL-KANKAKEE REGIONAL DEVELOPMENT AUTH
IDRB (Toltec Steel Services) Series 2002
   3.94%, 10/04/07 (a)(b)                                  6,070           6,070
WOODRIDGE
M/F Housing Refunding RB (Hinsdale Lake Terrace
   Apts) Series 1990
   3.89%, 10/05/07 (a)(b)(c)                              20,760          20,760
YORKVILLE
IDRB (FE Wheaton & Co) Series 1996
   4.15%, 10/04/07 (a)(b)                                    950             950
                                                                     -----------
                                                                       1,000,027
INDIANA 1.7%
--------------------------------------------------------------------------------
BROWNBURG 1999 SCHOOL BLDG CORP
First Mortgage Refunding Bonds Series 2005B
   3.95%, 10/04/07 (a)(b)(c)(d)                           11,540          11,540
ELKHART CNTY
Economic Development RB (West Plains Apts)
   Series 1998A
   4.10%, 10/03/07 (a)(b)                                  1,695           1,695
INDIANA BOND BANK
Special Program Refunding Bonds Series 2007A
   (Hendricks Regional Health)
   3.95%, 10/04/07 (a)(b)(c)(d)                            9,850           9,850
INDIANA DEVELOPMENT FINANCE AUTH
IDRB (Big Sky Park) Series 1999
   3.94%, 10/04/07 (a)(b)                                  3,800           3,800
IDRB (Cives Corp) Series 1998
   3.96%, 10/04/07 (a)(b)                                  5,150           5,150
INDIANA FINANCE AUTH
Environmental RB (PSI Energy Inc) Series 2005B
   3.94%, 10/03/07 (a)(b)                                 10,500          10,500
Highway RB
   3.97%, 10/04/07 (a)(b)(c)(d)                           68,950          68,950
Highway Refunding RB Series 2007A
   3.92%, 10/04/07 (a)(b)(c)(d)                            9,035           9,035
   3.93%, 10/04/07 (a)(b)(c)(d)                           10,000          10,000

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
State Revolving Fund Program Series 2006B
   3.96%, 10/04/07 (a)(c)(d)                               5,630           5,630
INDIANA HEALTH FACILITY FINANCING AUTH
Hospital RB (Community Hospital Network)
   Series 2005
   3.92%, 10/04/07 (a)(b)(c)(d)                            9,995           9,995
Hospital RB (Sisters of St Francis Health
   Services, Inc) Series 1999A
   3.92%, 10/04/07 (a)(b)(c)(d)                            7,605           7,605
Insured RB Series 1985A
   3.88%, 10/03/07 (a)(b)(c)                               2,780           2,780
INDIANA HFA
S/F Mortgage RB Series 2002B
   3.97%, 10/03/07 (a)(c)(d)                               2,250           2,250
S/F Mortgage RB Series 2004B2 & 2005C2
   3.96%, 10/04/07 (a)(c)(d)                               5,080           5,080
INDIANA HOUSING & COMMUNITY DEV AGENCY
S/F Mortgage RB Series 2006D1
   3.95%, 10/04/07 (a)(c)(d)                              14,000          14,000
INDIANA MUNICIPAL POWER AGENCY
Power Supply System RB Series 2006A
   3.92%, 10/04/07 (a)(b)(c)(d)                            7,000           7,000
INDIANAPOLIS
M/F Housing RB (Nora Pines Apts) Series 2001
   3.96%, 10/04/07 (a)(b)                                  9,275           9,275
Thermal Energy System RB Series 2001A
   3.93%, 10/04/07 (a)(b)(c)(d)                            9,900           9,900
INDIANAPOLIS LOCAL PUBLIC IMPROVEMENT BOND BANK
Bonds (Indianapolis Airport Auth) Series 2005B
   3.95%, 10/04/07 (a)(b)(c)(d)                            3,125           3,125
Bonds (Waterworks) Series 2006A
   3.92%, 10/04/07 (a)(b)(c)(d)                            4,245           4,245
RB (Indianapolis Airport Auth) Series 2004I
   3.98%, 10/04/07 (a)(b)(c)(d)                           11,295          11,295
IPS MULTI-SCHOOL BUILDING CORP
First Mortgage Refunding Bonds Series 2007
   3.95%, 10/04/07 (a)(b)(c)(d)                           13,235          13,235
JAY SCHOOL BUILDING CORP
First Mortgage Refunding Bonds Series 2006
   3.92%, 10/03/07 (a)(b)(c)(d)                            4,555           4,555
ST JOSEPH CNTY
Economic Development RB (Corby Apts)
   Series 1997B
   3.95%, 10/03/07 (a)(b)                                  3,325           3,325
Economic Development RB (Pin Oaks Apts)
   Series 1997A
   3.95%, 10/03/07 (a)(b)                                  1,000           1,000
Economic Development RB (Western Manor Apts)
   Series 1997C
   3.95%, 10/03/07 (a)(b)                                  2,130           2,130
VIGO CNTY
Economic Development RB (Sisters of Providence)
   Series 2001
   3.93%, 10/04/07 (a)(b)                                  3,500           3,500
WAYNE TOWNSHIP SCHOOL BUILDING CORP
First Mortgage Refunding Bonds Series 2006
   3.92%, 10/04/07 (a)(b)(c)(d)                            5,145           5,145
                                                                     -----------
                                                                         255,590
IOWA 0.4%
--------------------------------------------------------------------------------
DES MOINES METROPOLITAN WASTEWATER RECLAMATION
  AUTH
Sewer RB Series 2004B
   3.91%, 10/04/07 (a)(b)(c)(d)                            6,470           6,470
IOWA FINANCE AUTH
M/F Housing RB (Country Club Villlage) Series
   2006
   3.94%, 10/04/07 (a)(b)                                 11,370          11,370
IOWA HIGHER EDUCATION LOAN AUTH
Private College Facility RB (Graceland Univ)
   Series 2003
   3.92%, 10/04/07 (a)(b)                                  2,000           2,000
IOWA SCHOOL CORPORATIONS
Cash Anticipation Program Warrant Certificates
   Series 2007-2008A
   3.73%, 06/27/08 (b)                                    20,000          20,109
TOBACCO SETTLEMENT AUTH
Asset-Backed Bonds Series C
   3.93%, 10/04/07 (a)(b)(c)(d)                           11,820          11,820
                                                                     -----------
                                                                          51,769
KANSAS 0.1%
--------------------------------------------------------------------------------
KANSAS DEVELOPMENT FINANCE AUTH
M/F Housing RB (Saddlewood Apts) Series 2004M
   3.95%, 10/04/07 (a)(b)                                  7,600           7,600
SEDGWICK CNTY & SHAWNEE CNTY
S/F Mortgage RB Series 2007A2
   3.97%, 10/03/07 (a)(c)(d)                              10,605          10,605
                                                                     -----------
                                                                          18,205
KENTUCKY 2.0%
--------------------------------------------------------------------------------
BOYLE CNTY
Hospital RB (Ephraim McDowell Health) Series 2006
   3.88%, 10/04/07 (a)(b)                                  8,500           8,500
ELIZABETHTOWN
IDRB (ALTEC) Series 1997
   3.90%, 10/03/07 (a)(b)                                  3,000           3,000
JEFFERSON CNTY
M/F Housing Refunding RB (Camden Brookside Apts)
   Series 2002
   3.89%, 10/04/07 (a)(b)                                  8,900           8,900

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
KENTUCKY ASSET/LIABILITY COMMISSION
General Fund Project Notes Series 2007B
   3.92%, 10/04/07 (a)(b)(c)(d)                           14,955          14,955
General Fund TRAN Series 2007A
   3.70%, 06/26/08                                        25,000          25,141
   3.71%, 06/26/08                                        75,000          75,420
Project Notes (2005 General Fund) Second Series
   A1 & A2
   3.75%, 10/03/07 (c)                                     6,700           6,700
   3.75%, 10/11/07 (c)                                    12,500          12,500
   3.52%, 12/06/07 (c)                                    40,000          40,000
KENTUCKY HIGHER EDUCATION STUDENT LOAN CORP
Insured RB Series 1991E
   3.88%, 10/03/07 (a)(b)(c)                              12,600          12,600
Insured RB Series 1996A
   3.88%, 10/03/07 (a)(b)(c)                              23,850          23,850
KENTUCKY HOUSING CORP
RB Series 2002A
   3.97%, 10/03/07 (a)(c)(d)                               2,750           2,750
KENTUCKY MUNICIPAL POWER AUTH
Power Agency System RB (Prarie State) Series
   2007A
   3.91%, 10/04/07 (a)(b)(c)(d)                           22,795          22,795
KENTUCKY STATE PROPERTY & BUILDINGS COMMISSION
Refunding RB Project No.84
   3.95%, 10/04/07 (a)(b)(c)(d)                           24,840          24,840
LOUISVILLE & JEFFERSON CNTY METROPOLITAN SEWER
  DISTRICT
Sewage & Drainage System RB Series 1999A
   3.93%, 10/04/07 (a)(b)(c)(d)                            6,115           6,115
LOUISVILLE/JEFFERSON CNTY METROPOLITAN GOVERNMENT
Health System RB (Norton Healthcare) Series 2006
   3.92%, 10/04/07 (a)(b)(c)(d)                              820             820
RICHMOND
IDRB (Mikron) Series 1995
   3.90%, 10/03/07 (a)(b)                                  2,500           2,500
                                                                     -----------
                                                                         291,386
LOUISIANA 2.2%
--------------------------------------------------------------------------------
ERNEST N. MORIAL-NEW ORLEANS EXHIBIT HALL AUTH
Sr Subordinate Special Tax Bonds Series 2003A
   3.95%, 10/04/07 (a)(b)(c)(d)                            4,995           4,995
LOUISIANA
Gas & Fuels Tax RB Series 2005A
   3.92%, 10/04/07 (a)(b)(c)(d)                           12,000          12,000
   3.92%, 10/04/07 (a)(b)(c)(d)                            3,425           3,425
Gas & Fuels Tax RB Series 2006A
   3.91%, 10/04/07 (a)(b)(c)(d)                           20,885          20,885
   3.91%, 10/04/07 (a)(b)(c)(d)                           56,895          56,895
   3.92%, 10/04/07 (a)(b)(c)(d)                           20,825          20,825
GO Refunding Bonds Series 2005A
   3.95%, 10/04/07 (a)(b)(c)(d)                            6,275           6,275
LOUISIANA CITIZENS PROPERTY INSURANCE CORP
Assessment RB Series 2006B
   4.24%, 10/01/07 (a)(b)(c)(d)                           16,660          16,660
LOUISIANA HFA
S/F Mortgage Refunding RB Series 2005A
   3.96%, 10/04/07 (a)(c)(d)                              11,767          11,767
LOUISIANA LOCAL GOVERNMENT ENVIRONMENTAL
   FACILITIES & COMMUNITY DEVELOPMENT AUTH
RB (Univ of Louisiana-Monroe) Series 2004C
   3.87%, 10/04/07 (a)(b)                                 10,000          10,000
LOUISIANA PUBLIC FACILITIES AUTH
Refunding RB (Tulane Univ) Series 2007A2
   3.91%, 10/04/07 (a)(b)(c)(d)                            9,995           9,995
LOUISIANA STATE UNIV AGRICULTURAL & MECHANICAL
   COLLEGE
Auxiliary RB Series 2006
   3.91%, 10/04/07 (a)(b)(c)(d)                            9,225           9,225
NEW ORLEANS
GO Refunding Bonds Series 2005
   3.99%, 10/04/07 (a)(b)(c)(d)                            7,940           7,940
NEW ORLEANS AVIATION BOARD
Refunding Bonds Series 1993B
   3.91%, 10/03/07 (a)(b)(c)                               3,855           3,855
NEW ORLEANS IDB
M/F Housing RB (3700 Orleans) Series 2000
   3.91%, 10/04/07 (a)(b)                                 29,000          29,000
ST JAMES PARISH
Pollution Control Refunding RB (Texaco)
   Series 1988A
   3.73%, 10/16/07                                        59,030          59,030
Pollution Control Refunding RB (Texaco)
   Series 1988B
   3.73%, 10/16/07                                        39,030          39,030
                                                                     -----------
                                                                         321,802
MAINE 0.5%
--------------------------------------------------------------------------------
MAINE FINANCE AUTH
RB (Jackson Laboratory) Series 2002
   3.90%, 10/04/07 (a)(b)                                  5,320           5,320
Solid Waste Disposal RB (Casella Waste Systems
   Inc) Series 2005
   3.92%, 10/04/07 (a)(b)                                 12,500          12,500
MAINE HEALTH & EDUCATIONAL FACILITIES AUTH
RB Series 2006F
   3.91%, 10/04/07 (a)(b)(c)(d)                           15,130          15,130
MAINE HOUSING AUTH
General Housing Draw Down Bonds Series 2005A
   3.96%, 10/04/07 (a)(c)(d)                               2,920           2,920

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
General Housing Draw Down Bonds Series 2005B
   4.02%, 10/04/07 (a)(c)(d)                                 350             350
   4.02%, 10/04/07 (c)(d)                                    100             100
Mortgage Purchase Bonds Series 2002F2
   4.00%, 10/04/07 (a)(c)(d)                               3,085           3,085
Mortgage Purchase Bonds Series 2006H
   3.62%, 11/15/34                                        30,000          30,000
                                                                     -----------
                                                                          69,405
MARYLAND 1.2%
--------------------------------------------------------------------------------
BALTIMORE
Convention Center Hotel RB Sr Series 2006A
   3.91%, 10/04/07 (a)(b)(c)(d)                           20,120          20,120
RB (Wastewater)
   3.97%, 10/04/07 (a)(b)(c)(d)                            7,000           7,000
HOWARD CNTY
GO Bonds
   3.97%, 10/04/07 (a)(c)(d)                              10,720          10,720
MARYLAND COMMUNITY DEVELOPMENT ADMINISTRATION
RB Series 2007D
   3.97%, 10/03/07 (a)(c)(d)                              14,895          14,895
S/F Program Bonds Third Series 1999
   3.95%, 10/04/07 (a)(c)(d)                              28,990          28,990
MARYLAND ECONOMIC DEVELOPMENT CORP
IDRB (Dixon Valve & Coupling Co) Series 1998
   3.96%, 10/03/07 (a)(b)                                    490             490
MARYLAND ENERGY FINANCING ADMINISTRATION
Limited Obligation Local District Cooling
   Facilities RB (Comfort Link) Series 2001
   3.92%, 10/03/07 (a)(b)                                 10,000          10,000
MARYLAND HEALTH & HIGHER EDUCATIONAL FACILITIES
   AUTH
Mortgage RB (Western Maryland Health System)
   Series 2006A
   3.80%, 07/01/14 (b)(c)(d)                              14,790          14,790
Project & Refunding RB (Mercy Center) Series 1996
   3.92%, 10/04/07 (a)(b)(c)(d)                           18,185          18,185
RB (Johns Hopkins Univ) Series 2002A
   3.92%, 10/04/07 (a)(c)(d)                              15,145          15,145
RB (Univ of Maryland Medical System) Series 2007A
   3.85%, 07/01/34 (b)                                    25,200          25,200
MONTGOMERY CNTY
Consolidated Public Improvement BAN Series 2006B
   4.05%, 10/01/07 (a)(c)                                  7,700           7,700
                                                                     -----------
                                                                         173,235
MASSACHUSETTS 3.7%
--------------------------------------------------------------------------------
FRANKLIN
BAN
   3.55%, 03/27/08                                        10,050          10,071
MASSACHUSETTS
GO Bonds Consolidated Loan Series 1998C
   3.88%, 10/04/07 (a)(b)(c)(d)                            3,485           3,485
GO Bonds Consolidated Loan Series 2000C
   3.95%, 10/04/07 (a)(c)(d)                               1,200           1,200
GO Bonds Consolidated Loan Series 2001D
   3.88%, 10/04/07 (a)(b)(c)(d)                            2,785           2,785
GO Bonds Consolidated Loan Series 2004A
   3.88%, 10/04/07 (a)(b)(c)(d)                            3,950           3,950
GO Bonds Consolidated Loan Series 2005A
   3.93%, 10/04/07 (a)(b)(c)(d)                            1,980           1,980
GO Bonds Consolidated Loan Series 2006A
   4.05%, 10/01/07 (a)(c)                                  3,700           3,700
GO Bonds Consolidated Loan Series 2006B
   4.05%, 10/01/07 (a)(c)                                  1,165           1,165
GO Bonds Consolidated Loan Series 2006E
   3.91%, 10/04/07 (a)(b)(c)(d)                            2,500           2,500
GO Bonds Consolidated Loan Series 2007C
   3.91%, 10/04/07 (a)(b)(c)(d)                           20,000          20,000
GO Refunding Bonds Series 2001B
   3.85%, 10/04/07 (a)(c)                                  1,000           1,000
GO Refunding Bonds Series 2003D
   3.90%, 10/04/07 (a)(c)(d)                              11,000          11,000
GO Refunding Bonds Series 2006C
   3.78%, 10/04/07 (b)(c)(d)                               8,500           8,500
Special Obligation Dedicated Tax RB Series 2005
   3.88%, 10/04/07 (a)(b)(c)(d)                           29,700          29,700
Special Obligation Dedicated Tax Refunding RB
   Series 2005
   3.93%, 10/04/07 (a)(b)(c)(d)                            2,325           2,325
MASSACHUSETTS BAY TRANSPORTATION AUTH
Assessment Bonds Series 2006A
   3.88%, 10/04/07 (a)(c)(d)                              27,980          27,980
Sr Sales Tax Bonds Series 2006A
   3.91%, 10/04/07 (a)(c)(d)                               4,200           4,200
Sr Sales Tax Bonds Series 2006B
   3.92%, 10/03/07 (a)(c)(d)                               5,000           5,000
MASSACHUSETTS DEVELOPMENT FINANCE AGENCY
M/F Housing RB (Archstone Reading Apts)
   Series 2004A
   3.91%, 10/03/07 (a)(b)                                  5,000           5,000
M/F Housing RB (Midway Studios) Series 2003A
   3.92%, 10/04/07 (a)(b)                                 10,000          10,000

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
M/F Housing Refunding RB (Kensington at
   Chelmsford) Series 2002
   3.94%, 10/04/07 (a)(b)                                    250             250
RB (Boston Children's Museum) Series 2006
   3.84%, 10/03/07 (a)(b)                                    500             500
RB (Gordon College) Series 2002
   3.88%, 10/04/07 (a)(b)                                  2,015           2,015
RB (YMCA of Greater Boston) Series 2004A
   3.85%, 10/04/07 (a)(b)                                  1,500           1,500
MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES
   AUTH
RB (Baystate Medical Center) Series D
   3.90%, 10/04/07 (a)(b)(c)(d)                           18,249          18,249
RB (Capital Assets Program) Series 1985D
   3.96%, 10/01/07 (a)(b)(c)                               2,100           2,100
RB (Massachusetts Institute of Technology)
   Series K
   3.92%, 10/04/07 (a)(c)(d)                               6,710           6,710
RB (Sherrill House) Series A-1
   3.88%, 10/04/07 (a)(b)                                  5,000           5,000
RB (Winchester Hospital) Series D
   3.90%, 10/04/07 (a)(b)(c)(d)                            3,171           3,171
RB (Worchester City Campus Corp - UMASS)
   Series 2007F
   3.93%, 10/04/07 (a)(b)(c)(d)                            4,000           4,000
Revenue Notes (Harvard Univ) Series EE
   3.68%, 11/07/07                                         4,000           4,000
MASSACHUSETTS HFA
Housing Bonds Series 2006B
   3.96%, 10/04/07 (a)(c)(d)                               7,805           7,805
Housing RB Series 2003S
   4.07%, 10/03/07 (a)(c)(d)                               4,000           4,000
S/F Housing RB Series 122
   3.92%, 10/04/07 (a)(c)(d)                               8,310           8,310
S/F Housing RB Series 126
   3.92%, 10/04/07 (a)(c)(d)                               6,830           6,830
   3.92%, 10/04/07 (a)(c)(d)                               3,400           3,400
MASSACHUSETTS PORT AUTH
RB Series 2005 A&C
   3.91%, 10/04/07 (a)(b)(c)(d)                            6,865           6,865
MASSACHUSETTS SCHOOL BUILDING AUTH
CP Series A
   3.64%, 11/05/07 (b)                                    38,500          38,500
   3.64%, 11/06/07 (b)                                    38,250          38,250
Dedicated Sales Tax Bonds Series 2005A
   3.90%, 10/04/07 (a)(b)(c)(d)                           10,000          10,000
Dedicated Sales Tax Bonds Series 2007A
   3.90%, 10/04/07 (a)(b)(c)(d)                            9,000           9,000
   3.91%, 10/04/07 (a)(b)(c)(d)                           66,400          66,400
   3.91%, 10/04/07 (a)(b)(c)(d)                           15,010          15,010
MASSACHUSETTS STATE COLLEGE BUILDING AUTH
RB Series 2006A
   3.98%, 10/03/07 (a)(b)(c)(d)                            5,000           5,000
MASSACHUSETTS WATER POLLUTION ABATEMENT TRUST
Pool Program Bonds Series 10
   3.91%, 10/04/07 (a)(c)(d)                               3,815           3,815
Pool Program Bonds Series 12
   3.93%, 10/04/07 (a)(c)(d)                                 500             500
Pool Program Refunding Bonds Series 2006
   3.91%, 10/04/07 (a)(c)(d)                               5,035           5,035
MASSACHUSETTS WATER RESOURCES AUTH
General RB Series 2007A
   3.91%, 10/04/07 (a)(b)(c)(d)                            4,000           4,000
General RB Series 2007B
   3.95%, 10/04/07 (a)(b)(c)(d)                           98,635          98,635
General Revenue Refunding Series 2005B
   3.88%, 10/04/07 (a)(b)(c)(d)                            9,415           9,415
WACHUSETT REGIONAL SD
BAN
   3.56%, 12/28/07                                         3,100           3,103
                                                                     -----------
                                                                         546,909
MICHIGAN 2.6%
--------------------------------------------------------------------------------
DETROIT
Refunding RB Second Lien Series 2006C
   3.92%, 10/04/07 (a)(b)(c)(d)                           16,985          16,985
Second Lien Refunding RB Series 2006C
   3.92%, 10/04/07 (a)(b)(c)(d)                            4,900           4,900
Sewage Disposal Second Lien RB Series 2001B
   3.92%, 10/04/07 (a)(b)(c)(d)                            4,260           4,260
Sewage Disposal Second Lien RB Series 2006B
   3.92%, 10/04/07 (a)(b)(c)(d)                            7,595           7,595
Sewage Disposal System RB Series 1999A
   3.92%, 07/01/09 (a)(b)(c)(d)                           30,400          30,400
DETROIT SD
School Building & Site Improvement Bonds
   Series 2001A
   3.92%, 10/04/07 (a)(b)(c)(d)                           83,320          83,320
   3.92%, 10/04/07 (a)(b)(c)(d)                            4,620           4,620
School Building & Site Improvement Refunding
   Bonds Series 1998B
   3.91%, 10/04/07 (a)(b)(c)(d)                           10,270          10,270
School Building & Site Improvement Refunding
   Bonds Series 2005A
   3.91%, 10/04/07 (a)(b)(c)(d)                           10,875          10,875
   3.92%, 10/04/07 (a)(b)(c)(d)                           12,785          12,785
   3.92%, 10/04/07 (a)(b)(c)(d)                            8,500           8,500

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
DETROIT SEWAGE DISPOSAL SYSTEM
Sr Lien Refunding RB Series 2003A
   3.92%, 10/03/07 (a)(b)(c)(d)                           15,095          15,095
MICHIGAN
Grant Anticipation Bonds Series 2007
   3.92%, 10/04/07 (a)(b)(c)(d)                           10,100          10,100
   3.94%, 10/04/07 (a)(b)(c)(d)                           17,670          17,670
MICHIGAN HIGHER EDUCATION FACILITIES AUTH
Limited Obligation Refunding RB (Hope College)
   Series 2004
   3.88%, 10/04/07 (a)(b)                                  3,585           3,585
MICHIGAN JOB DEVELOPMENT AUTH
Limited Obligation RB (Frankenmuth Bavarian Inn
   Motor Lodge) Series 1985
   4.00%, 10/01/07 (a)(b)                                  7,100           7,100
MICHIGAN MUNICIPAL BOND AUTH
Revenue Notes Series 2007B2
   3.68%, 08/20/08 (b)                                    35,000          35,245
MICHIGAN STATE BUILDING AUTH
Refunding RB (Facilities Program) Series 2005I
   3.88%, 10/04/07 (a)(b)(c)(d)                            4,635           4,635
Refunding RB Series 2006IA
   3.99%, 10/04/07 (a)(b)(c)(d)                            5,810           5,810
MICHIGAN STATE HOSPITAL AUTH
RB (McLaren Health Care) Series 2005B
   3.92%, 10/04/07 (a)(b)(c)(d)                           11,500          11,500
MICHIGAN STATE HOSPITAL FINANCING AUTH
Refunding RB (Henry Ford Health System) Series
   2006A
   3.92%, 10/04/07 (a)(b)(c)(d)                            1,670           1,670
MICHIGAN STRATEGIC FUND
Limited Obligation RB (American Cancer Society)
   Series 2000
   3.93%, 10/04/07 (a)(b)                                  3,715           3,715
Limited Obligation RB (EPI Printers) Series 1997
   4.02%, 10/04/07 (a)(b)                                    240             240
Limited Obligation RB (United Machining)
   Series 1998
   4.02%, 10/04/07 (a)(b)                                  4,000           4,000
Limited Obligation Refunding RB (Detroit Edison
   Co) Series 1999C
   3.96%, 10/04/07 (a)(b)(c)(d)                            9,245           9,245
Limited Obligation Refunding RB (Detroit Edison
   Co) Series 2003A
   4.00%, 10/04/07 (a)(b)(c)(d)                            5,995           5,995
OAKLAND CNTY
Limited Obligation RB (Husky Envelope Products)
   Series 1999
   4.02%, 10/04/07 (a)(b)                                  1,320           1,320
WAYNE CNTY AIRPORT AUTH
Airport Jr Lien RB Series 2001
   3.87%, 10/04/07 (a)(b)(c)                               1,000           1,000
Airport Jr Lien RB Series 2007
   4.00%, 10/04/07 (a)(b)(c)(d)                           13,455          13,455
Airport RB Series 2005
   3.95%, 10/04/07 (a)(b)(c)(d)                            3,640           3,640
   3.96%, 10/04/07 (a)(b)(c)(d)                            2,750           2,750
   3.98%, 10/04/07 (a)(b)(c)(d)                           13,060          13,060
   4.00%, 10/04/07 (a)(b)(c)(d)                            4,560           4,560
   4.02%, 10/04/07 (a)(b)(c)(d)                            5,200           5,200
Airport RB Series 2007
   3.99%, 10/04/07 (a)(b)(c)(d)                            9,500           9,500
                                                                     -----------
                                                                         384,600
MINNESOTA 1.0%
--------------------------------------------------------------------------------
EDEN PRAIRIE
M/F Housing RB (Eden Prairie Leased Housing
   Associates I) Series 2003A
   3.94%, 10/05/07 (a)(b)                                 17,500          17,500
HENNEPIN CNTY
First Lien Sales Tax RB (Ballpark Project)
   Series 2007A
   3.91%, 10/04/07 (a)(c)(d)                               7,425           7,425
HENNEPIN CNTY HOUSING & REDEVELOPMENT AUTH
M/F Housing Refunding RB (Stone Arch Apts)
   Series 2002
   3.94%, 10/04/07 (a)(b)(d)                               2,800           2,800
MENDOTA HEIGHTS
Refunding IDRB (Dakota Business Plaza) Series
   2000
   4.04%, 10/04/07 (a)(b)                                  2,300           2,300
MINNEAPOLIS-ST PAUL METROPOLITAN AIRPORTS
   COMMISSION
RB Series 2000B
   3.98%, 10/04/07 (a)(b)(c)(d)                            5,225           5,225
Subordinate Refunding RB Series 2005B
   3.98%, 10/04/07 (a)(b)(c)(d)                            5,940           5,940
MINNESOTA
Tax & Aid Anticipation Borrowing Program COP
   Series 2007
   3.64%, 08/28/08                                        13,000          13,098
MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT
   BOARD
RB (Evangelical Lutheran Good Samaritan Society)
   Series 1996
   3.89%, 10/04/07 (a)(b)                                  7,200           7,200
MINNESOTA HFA
Residential Housing Finance Bonds Series 2003B
   3.88%, 10/04/07 (a)(c)                                  6,000           6,000
MINNESOTA HIGHER EDUCATION FACILITIES AUTH
RB (Hamline Univ of Minnesota) Series Six-E1
   3.87%, 10/04/07 (a)(b)                                  2,370           2,370
RB (Hamline Univ of Minnesota) Series Six-E2
   3.87%, 10/04/07 (a)(b)                                  3,860           3,860
MINNESOTA PUBLIC FACILITIES AUTH
Clean Water RB Series 2007A
   3.93%, 10/04/07 (a)(c)(d)                              21,265          21,265

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
ROCHESTER
Health Care Facilities RB (Mayo Foundation)
   Series 1992C
   3.75%, 10/11/07                                        20,200          20,200
ST LOUIS PARK
M/F Housing RB (At The Park) Series 2002A
   4.00%, 10/05/07 (a)(b)                                  3,300           3,300
ST PAUL HOUSING & REDEVELOPMENT AUTH
District Heating RB Series 1999D
   3.89%, 10/05/07 (a)(b)                                  2,920           2,920
WESTERN MINNESOTA MUNICIPAL POWER AGENCY
Power Supply RB Series 2006A
   3.80%, 07/10/08 (b)(c)(d)                              27,880          27,880
                                                                     -----------
                                                                         149,283
MISSISSIPPI 0.4%
--------------------------------------------------------------------------------
JACKSON CNTY
Pollution Control Refunding RB (Chevron USA)
   Series 1993
   4.00%, 10/01/07 (a)                                     2,900           2,900
MISSISSIPPI
GO Refunding Bonds Series 2001
   3.93%, 10/04/07 (a)(c)(d)                              14,880          14,880
MISSISSIPPI BUSINESS FINANCE CORP
IDRB (Electric Mills Wood Preserving)
   Series 1999
   3.99%, 10/04/07 (a)(b)                                  5,000           5,000
MISSISSIPPI DEVELOPMENT BANK
Special Obligation Bonds (Madison Cnty Highway
   Construction) Series 2006
   3.95%, 10/04/07 (a)(b)(c)(d)                           18,410          18,410
MISSISSIPPI HOME CORP
S/F Mortgage RB Series 2002A
   4.02%, 10/04/07 (a)(b)(c)(d)                            3,450           3,450
S/F Mortgage RB Series 2002C2
   3.98%, 10/04/07 (a)(b)(c)(d)                            4,140           4,140
MISSISSIPPI VALLEY STATE UNIV
Educational Building Corporation RB Series 2007
   3.93%, 10/04/07 (a)(b)(c)(d)                            9,405           9,405
                                                                     -----------
                                                                          58,185
MISSOURI 2.3%
--------------------------------------------------------------------------------
JACKSON CNTY
Special Obligation Bonds (Harry S. Truman Sports
   Complex) Series 2006
   3.92%, 10/04/07 (a)(b)(c)(d)                            8,115           8,115
   3.95%, 10/04/07 (a)(b)(c)(d)                           12,495          12,495
KIRKWOOD SD EDUCATIONAL FACILITIES AUTH
Leasehold RB Series 2005B
   4.08%, 03/13/08 (b)(c)(d)                               7,925           7,925
MISSOURI HEALTH & EDUCATIONAL FACILITIES AUTH
Educational Facilities RB (Washington Univ)
   Series 2007A
   3.91%, 10/04/07 (a)(c)(d)                               4,570           4,570
MISSOURI BOARD OF PUBLIC BUILDINGS
Special Obligation Bonds Series 2006A
   3.92%, 10/04/07 (a)(c)(d)                              11,580          11,580
MISSOURI ENVIRONMENTAL IMPROVEMENT & ENERGY
   RESOURCES AUTH
Water Facilities Refunding RB (Missouri-American
   Water Co) Series 2006
   3.94%, 10/04/07 (a)(b)(c)(d)                           15,330          15,330
MISSOURI HEALTH & EDUCATIONAL FACILITIES AUTH
Health Facilities RB (SSM Health Care)
   Series 2005C1
   4.00%, 10/01/07 (a)(b)(c)                               3,560           3,560
RB (SSM Health Care) Series 2005B
   3.92%, 10/04/07 (a)(c)(d)                              39,400          39,400
MISSOURI HIGHER EDUCATION LOAN AUTH
Student Loan RB Sr Series 2005A
   3.92%, 10/04/07 (a)(b)(c)                               9,000           9,000
MISSOURI HIGHWAY & TRANSPORTATION COMMISSION
First Lien State Road Bonds Series 2006B
   3.93%, 10/04/07 (a)(c)(d)                              19,120          19,120
Second Lien State Road Bonds Series 2007
   3.95%, 10/04/07 (a)(c)(d)                              50,000          50,000
Sr Lien Refunding State Road Bonds Series 2006
   3.92%, 10/04/07 (a)(c)(d)                               5,000           5,000
MISSOURI HOUSING DEVELOPMENT COMMISSION
S/F Mortgage RB Series 2004A1
   3.96%, 10/04/07 (a)(c)(d)                               3,640           3,640
SPRINGFIELD
Public Utility RB Series 2006
   3.92%, 10/04/07 (a)(b)(c)(d)                            9,985           9,985
   3.92%, 10/04/07 (a)(b)(c)(d)                            6,790           6,790
   3.75%, 02/28/08 (a)(b)(c)(d)                           30,555          30,555
ST CHARLES CNTY IDA
M/F Housing Refunding RB (Time Centre Apts
   Phase I) Series 2004A
   3.87%, 10/04/07 (a)(b)                                 15,600          15,600
M/F Housing Refunding RB (Time Centre Apts
   Phase II) Series 2004B
   3.91%, 10/04/07 (a)(b)                                  4,500           4,500
ST LOUIS
Airport RB
   3.97%, 10/04/07 (a)(b)(c)(d)                           14,195          14,195
ST LOUIS IDA
IDRB (Kessler Container) Series 1997A
   3.92%, 10/03/07 (a)(b)                                  1,600           1,600

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
M/F Housing RB (Whispering Lakes Apts)
   Series 1995
   3.94%, 10/04/07 (a)(b)                                  7,435           7,435
M/F Housing Refunding RB (Merchandise Mart Apts)
   Series 2005A
   3.91%, 10/04/07 (a)(b)                                 10,475          10,475
UNIV OF MISSOURI
Capital Projects Notes Series FY 2007-2008A
   3.70%, 06/30/08                                        50,000          50,288
WASHINGTON IDA
IDRB (Pauwels Transformers) Series 1995
   3.98%, 10/04/07 (a)(b)                                  2,200           2,200
                                                                     -----------
                                                                         343,358
MONTANA 0.1%
--------------------------------------------------------------------------------
FORSYTH
Pollution Control Refunding RB (NW Corp
   Colstrip) Series 2006
   3.91%, 10/04/07 (a)(b)(c)(d)                            4,130           4,130
MONTANA STATE HEALTH FACILITY AUTH
Hospital RB (Deaconess-Billings Clinic Health
   System) Series 1994
   3.93%, 10/03/07 (a)(b)(c)(d)                           10,705          10,705
                                                                     -----------
                                                                          14,835
NEBRASKA 1.2%
--------------------------------------------------------------------------------
CENTRAL PLAINS ENERGY PROJECT
Gas Project RB (Project #1)
   4.00%, 10/04/07 (a)(c)(d)                               5,800           5,800
LINCOLN
Electric System RB Series 2007A
   3.92%, 10/04/07 (a)(b)(c)(d)                           36,030          36,030
NEBRASKA PUBLIC POWER DISTRICT
General RB Series 2006A
   3.78%, 10/04/07 (b)(c)(d)                              24,975          24,975
OMAHA PUBLIC POWER DISTRICT
Separate Electric System RB Series 2006A
   3.91%, 10/04/07 (a)(b)(c)(d)                           34,390          34,390
Electric System Subordinated RB Series 2006B
   3.91%, 10/04/07 (a)(b)(c)(d)                            5,072           5,072
PUBLIC POWER GENERAL AGENCY
RB (Whelan Energy Center Unit 2) Series 2007A
   3.78%, 07/10/08 (b)(c)(d)                              47,705          47,705
STANTON CNTY
IDRB (Nucor Corp) Series 1996
   4.03%, 10/03/07 (a)                                    19,300          19,300
                                                                     -----------
                                                                         173,272
NEVADA 3.9%
--------------------------------------------------------------------------------
CLARK CNTY
Airport Passenger Facility Charge RB
   Series 2007A2
   3.90%, 10/04/07 (a)(b)(c)(d)                            7,000           7,000
GO (Limited Tax) Bank Bonds Series 2006
   3.96%, 10/04/07 (a)(b)(c)(d)                            8,970           8,970
   3.78%, 03/18/08 (a)(b)(c)(d)                           26,415          26,415
GO (Limited Tax) Bank Refunding Bonds Series 2006
   3.92%, 10/04/07 (a)(b)(c)(d)                            5,230           5,230
GO Bank Refunding Bonds Series 2006
   3.92%, 10/04/07 (a)(b)(c)(d)                            9,950           9,950
IDRB (Southwest Gas Corp) Series 2003A
   3.99%, 10/04/07 (a)(b)                                 44,000          44,000
IDRB (Southwest Gas Corp) Series 2004A
   3.94%, 10/04/07 (a)(b)(c)(d)                            3,168           3,168
Las Vegas - McCarran Intl Airport Passenger
   Facility Charge RB Series 2007A2
   3.80%, 03/27/08 (b)(c)(d)                              35,420          35,420
CLARK CNTY SD
GO (Limited Tax) Building Bonds Series 2001F
   3.93%, 12/15/09 (a)(b)(c)(d)(g)                        21,715          21,715
GO (Limited Tax) Building Bonds Series 2005C
   3.95%, 10/04/07 (a)(b)(c)(d)                            5,935           5,935
GO (Limited Tax) Refunding Bonds Series 2007A
   3.92%, 10/03/07 (a)(b)(c)(d)                           15,435          15,435
   3.95%, 10/04/07 (a)(b)(c)(d)                           20,790          20,790
   3.95%, 10/04/07 (a)(b)(c)(d)                            5,420           5,420
LAS VEGAS
GO Various Purpose Bonds Series 2006B
   3.91%, 10/04/07 (a)(b)(c)(d)                            8,295           8,295
LAS VEGAS CONVENTION & VISITORS AUTH
Refunding RB Series 2005
   3.92%, 10/04/07 (a)(b)(c)(d)                            4,135           4,135
LAS VEGAS VALLEY WATER DISTRICT
GO (Limited Tax) Water CP Series 2004 A&B
   3.80%, 10/03/07 (c)                                    49,200          49,200
   3.69%, 11/06/07 (c)                                    10,300          10,300
   4.00%, 11/06/07 (c)                                    20,000          19,986
   3.68%, 11/07/07 (c)                                    26,500          26,500
   3.67%, 11/14/07 (c)                                    15,000          15,000
   3.68%, 12/12/07 (c)                                    14,100          14,100
GO (Limited Tax) Water Improvement Bonds
   Series 2006A
   3.91%, 10/04/07 (a)(b)(c)(d)                           28,115          28,115
GO Water Improvement & Refunding Bonds
   Series 2003A
   3.93%, 10/04/07 (a)(b)(c)(d)                           21,395          21,395
NEVADA
GO (Limited Tax) Capital Improvement &
   Cultural Affairs Bonds Series 2007B
   3.95%, 10/04/07 (a)(b)(c)(d)                            9,640           9,640
GO Water Refunding Bonds Series 2006D
   3.95%, 10/04/07 (a)(b)(c)(d)                            8,840           8,840

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
NEVADA HOUSING DIVISION
M/F Housing RB (Apache Pines Apts) Series 1999A
   3.93%, 10/04/07 (a)(b)                                  7,415           7,415
M/F Housing RB (Banbridge Apts) Series 2000A
   3.93%, 10/04/07 (a)(b)                                  3,960           3,960
M/F Housing RB (Home Suites) Series 1989A
   3.88%, 10/03/07 (a)(b)                                  4,300           4,300
M/F Housing RB (Silver Pines Apts) Series 2002A
   3.88%, 10/04/07 (a)(b)                                  5,500           5,500
M/F Housing Refunding RB (Oakmont) Series 2002
   3.93%, 10/04/07 (a)(b)                                  4,350           4,350
NEVADA SYSTEM OF HIGHER EDUCATION
Univ RB Series 2005B
   3.92%, 10/04/07 (a)(b)(c)(d)                           10,515          10,515
   3.95%, 10/04/07 (a)(b)(c)(d)                           10,650          10,650
NORTH LAS VEGAS
GO Building Bonds Series 2006
   3.92%, 10/04/07 (a)(b)(c)(d)                           30,690          30,690
TRUCKEE MEADOWS WATER AUTH
Water Refunding RB Series 2006
   3.92%, 10/04/07 (a)(b)(c)(d)                            9,300           9,300
Water Refunding RB Series 2007
   3.90%, 10/04/07 (a)(b)(c)(d)                            5,895           5,895
Water Revenue CP Series 2006B
   3.70%, 10/05/07 (b)                                    19,500          19,500
   3.75%, 10/09/07 (b)                                     5,300           5,300
WASHOE CNTY
GO Refunding Bonds (Convention Center)
   Series 2001A
   3.93%, 10/04/07 (a)(b)(c)(d)(g)                        31,000          31,000
                                                                     -----------
                                                                         573,329
NEW HAMPSHIRE 0.4%
--------------------------------------------------------------------------------
NEW HAMPSHIRE BUSINESS FINANCE AUTH
Solid Waste Disposal RB (Lonza Biologics)
   Series 2003
   3.94%, 10/04/07 (a)(b)                                 30,000          30,000
NEW HAMPSHIRE HEALTH & EDUCATIONAL FACILITIES
   AUTH
RB (Easter Seals New Hampshire) Series 2004A
   3.90%, 10/04/07 (a)(b)                                  6,060           6,060
RB (Frisbie Memorial Hospital) Series 2005
   3.88%, 10/04/07 (a)(b)                                  3,800           3,800
RB (Riverwoods) Series 2003
   3.86%, 10/04/07 (a)(b)                                  3,085           3,085
NEW HAMPSHIRE HFA
S/F Mortgage Acquisition RB Series 1997C
   3.95%, 10/04/07 (a)(b)(c)(d)                              975             975
S/F Mortgage Acquisition RB Series 1998B
   3.95%, 10/04/07 (a)(b)(c)(d)                            9,730           9,730
                                                                     -----------
                                                                          53,650
NEW JERSEY 0.4%
--------------------------------------------------------------------------------
NEW JERSEY TOBACCO SETTLEMENT FINANCING CORP
Settlement Asset-Backed Bonds Series 2003
   3.92%, 10/03/07 (a)(c)(d)                              30,000          30,000
NEW JERSEY TRANSIT CORP
COP Series 2003A
   1.00%, 10/04/07 (a)(b)(c)(d)(f)                         5,500           5,500
NEW JERSEY TRANSPORTATION TRUST FUND AUTH
Transportation System Bonds Series 2006A
   3.89%, 10/04/07 (a)(b)(c)(d)                           13,710          13,710
   3.89%, 10/04/07 (a)(b)(c)(d)                            9,980           9,980
RUTGERS STATE UNIV
GO Refunding Bonds Series 2002A
   3.80%, 10/01/07 (a)(c)                                  3,000           3,000
                                                                     -----------
                                                                          62,190
NEW MEXICO 0.9%
--------------------------------------------------------------------------------
FARMINGTON
Hospital RB (San Juan Regional Medical Center)
   Series 2004B
   3.87%, 10/04/07 (a)(b)                                  5,000           5,000
Pollution Control Refunding RB Series 1994B
   4.00%, 10/01/07 (a)(b)                                  4,200           4,200
NEW MEXICO
TRAN Series 2007-2008
   3.72%, 06/30/08                                        60,000          60,336
NEW MEXICO MORTGAGE FINANCE AUTH
S/F Mortgage Program Bonds Draw Down Issue 2007
   3.93%, 10/04/07 (a)(b)(c)(d)                           45,585          45,585
SANTA FE
Tax Subordinate Lien Wastewater System RB
   Series 1997B
   3.90%, 10/03/07 (a)(b)                                 15,900          15,900
                                                                     -----------
                                                                         131,021
NEW YORK 6.3%
--------------------------------------------------------------------------------
JAY STREET DEVELOPMENT CORP
Courts Facility Lease RB Fiscal 2004 Series A4
   3.90%, 10/01/07 (a)(b)                                  1,545           1,545
LONG ISLAND POWER AUTH
Electric System RB Series 1998A
   3.91%, 10/04/07 (a)(b)(c)(d)                           10,110          10,110
METROPOLITAN TRANSPORTATION AUTH
Dedicated Tax Fund Bonds Series 2006B
   3.91%, 10/04/07 (a)(b)(c)(d)                           16,175          16,175

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
RB Series 2005B
   3.75%, 05/15/13 (b)(c)(d)                               7,865           7,865
RB Series 2005G1
   4.06%, 10/01/07 (a)(b)                                  3,450           3,450
Transportation Revenue BAN Series CP 1 A, B, C
   3.71%, 11/16/07 (b)                                    55,000          55,000
NEW YORK CITY
GO Bonds Fiscal 1998 Series D
   3.92%, 10/03/07 (a)(b)(c)(d)                           30,330          30,330
GO Bonds Fiscal 2002 Series A
   3.92%, 10/04/07 (a)(b)(c)(d)                           15,000          15,000
GO Bonds Fiscal 2004 Series F
   3.93%, 10/04/07 (a)(b)(c)(d)                          170,000         170,000
GO Bonds Fiscal 2006 Series J1
   3.91%, 10/04/07 (a)(b)(c)(d)                            7,990           7,990
GO Fiscal 2005 Series M & Fiscal 2006 Series I1
   3.90%, 10/04/07 (a)(c)(d)                              15,930          15,930
GO Fiscal 2007 Series C1
   3.90%, 10/04/07 (a)(c)(d)                               3,320           3,320
NEW YORK CITY HOUSING DEVELOPMENT CORP
M/F Rental Housing RB (West End Towers)
   Series 2004A
   3.90%, 10/03/07 (a)(b)                                 32,000          32,000
NEW YORK CITY MUNICIPAL WATER FINANCE AUTH
CP series 7
   3.68%, 12/10/07                                        25,000          25,000
CP Series 7
   3.63%, 12/12/07                                        35,000          35,000
TECP Series 6
   3.78%, 10/09/07 (c)                                    75,000          75,000
Water & Sewer System RB Fiscal 2005 Series D
   3.89%, 10/03/07 (a)(c)(d)                              12,840          12,840
Water & Sewer System RB Fiscal 2006 Series A
   3.90%, 10/04/07 (a)(c)(d)                              42,020          42,020
Water & Sewer System RB Fiscal 2007 Series A
   3.89%, 10/04/07 (a)(c)(d)                              16,845          16,845
Water & Sewer System Second General Resolution
   RB Fiscal 2007 Series CC1
   3.97%, 10/01/07 (a)(c)                                  3,000           3,000
Water and Sewer System RB Series 2001 F1
   3.97%, 10/01/07 (a)(c)                                  3,200           3,200
NEW YORK CITY TRANSITIONAL FINANCE AUTH
Future Tax Secured Bonds Fiscal 2001 Series B
   3.98%, 02/01/31 (a)(c)                                 12,000          12,000
NEW YORK LIBERTY DEVELOPMENT CORPORATION
RB (Goldman Sachs Headquarters) Series 2005
   3.91%, 10/04/07 (a)(c)(d)                               9,300           9,300
NEW YORK STATE DORMITORY AUTH
Court Facilities Lease RB (New York City)
   Series 2005A
   3.70%, 10/04/07 (a)(b)(c)(d)                           17,655          17,655
Personal Income Tax RB Series 2006C
   3.90%, 10/04/07 (a)(c)(d)                               4,308           4,308
RB (State Univ Educational Facilities)
   Series 2000B
   3.90%, 10/04/07 (a)(b)(c)(d)(g)                        10,000          10,000
NEW YORK STATE ENVIRONMENTAL FACILITIES CORP
State Clean Water & Drinking Water Revolving
   Funds RB Series 2007B
   3.89%, 10/04/07 (a)(c)(d)                              12,635          12,635
NEW YORK STATE HFA
Housing RB (Clinton Green North) Series 2005A
   3.91%, 10/03/07 (a)(b)                                 98,000          98,000
Housing RB (Tribeca Landing) Series 1997A
   3.90%, 10/03/07 (a)(b)                                 18,400          18,400
RB (345 E 94th St) Series 1998A
   3.84%, 10/03/07 (a)(b)                                    165             165
NEW YORK STATE MORTGAGE AGENCY
S/F Mortgage RB Series 92
   3.93%, 10/04/07 (a)(c)(d)                               1,000           1,000
NEW YORK STATE POWER AUTH
CP Series 1
   3.72%, 11/19/07 (c)                                    25,000          25,000
   3.68%, 12/17/07 (c)                                    30,000          30,000
NEW YORK STATE URBAN DEVELOPMENT CORP
State Personal Income Tax RB Series 2005B
   3.91%, 10/04/07 (a)(c)(d)                               8,000           8,000
PORT AUTH OF NEW YORK & NEW JERSEY
Consolidated Bonds 135th Series
   3.91%, 10/04/07 (a)(c)(d)                                 100             100
Consolidated Bonds 139th Series
   3.92%, 10/04/07 (a)(b)(c)(d)                            9,910           9,910
Consolidated Bonds 144th Series
   3.91%, 10/04/07 (a)(c)(d)                               5,000           5,000
Consolidated Bonds 146th Series
   3.97%, 10/03/07 (a)(b)(c)(d)                           10,420          10,420
   3.78%, 12/01/14 (b)(c)(d)                               5,150           5,150
Consolidated Bonds 148th Series
   3.89%, 10/04/07 (a)(b)(c)(d)                           18,350          18,350
SALES TAX ASSET RECEIVABLE CORP
RB Fiscal 2005A
   3.90%, 10/04/07 (a)(b)(c)(d)                            6,550           6,550
SYRACUSE IDA
Pilot RB (Carousel Center) Series 2007A
   3.94%, 10/04/07 (a)(b)(c)(d)                           30,000          30,000
TRIBOROUGH BRIDGE & TUNNEL AUTH
General Refunding RB Series 2002B
   3.91%, 10/04/07 (a)(c)(d)                               9,995           9,995
                                                                     -----------
                                                                         923,558

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
NORTH CAROLINA 1.9%
--------------------------------------------------------------------------------
DURHAM HOUSING AUTH
M/F Housing RB (Pendleton Townhomes) Series 2001
   3.92%, 10/03/07 (a)(b)                                  5,320           5,320
FORSYTH CNTY
RB (Plymouth Printing Co) Series 1998
   3.96%, 10/03/07 (a)(b)                                    300             300
GUILFORD CNTY INDUSTRIAL FACILITIES & POLLUTION
   CONTROL FINANCING AUTH
IDRB (Metalcraft of Mayville SE Manufacturing)
   Series 1997
   3.92%, 10/04/07 (a)(b)                                    900             900
HERTFORD CNTY INDUSTRIAL FACILITIES & POLLUTION
   CONTROL FINANCING AUTH
IDRB (Nucor Corp) Series 2000A
   4.03%, 10/03/07 (a)                                    26,500          26,500
JOHNSTON CNTY INDUSTRIAL FACILITIES & POLLUTION
   CONTROL FINANCING AUTH
IDRB (Flanders Corp) Series 1998
   3.92%, 10/03/07 (a)(b)                                  4,500           4,500
MECKLENBURG CNTY
M/F Housing RB (Sycamore Green Apts) Series 2001
   3.92%, 10/04/07 (a)(b)                                  8,240           8,240
NORTH CAROLINA
GO Bonds
   3.95%, 10/04/07 (a)(c)(d)                              19,660          19,660
NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY
Solid Waste Disposal RB (Duke Energy Carolinas)
   Series 2006A
   3.92%, 10/04/07 (a)(b)                                 16,000          16,000
NORTH CAROLINA EASTERN MUNI POWER AGENCY
Power System Refunding RB Series 1993B
   3.92%, 10/04/07 (a)(b)(c)(d)                           14,730          14,730
NORTH CAROLINA MEDICAL CARE COMMISSION
Health Care Facilities RB (Duke Univ Health
   System)Series 2006 A&B
   3.92%, 10/04/07 (a)(c)(d)                              20,000          20,000
Health Care Facilities RB (Novant Health)
   Series 2006
   3.91%, 10/04/07 (a)(b)(c)(d)                           11,420          11,420
   3.91%, 10/04/07 (a)(b)(c)(d)                           17,235          17,235
RB (Mission Health Combined Group) Series 2007
   3.92%, 10/04/07 (a)(c)(d)                              17,490          17,490
NORTH CAROLINA STATE EDUCATION ASSISTANCE AUTH
Student Loan RB Series 2005A1
   3.93%, 10/04/07 (a)(b)(c)                              76,100          76,100
Student Loan RB Series 2005A3
   3.92%, 10/04/07 (a)(b)(c)                               8,995           8,995
RALEIGH
Combined Enterprise System RB Series 2006A
   3.92%, 10/04/07 (a)(c)(d)                               6,400           6,400
SAMPSON CNTY INDUSTRIAL FACILITIES & POLLUTION
   CONTROL FINANCE AUTH
IDRB (Crumpler Plastic Pipe) Series 1999
   3.96%, 10/04/07 (a)(b)                                  1,500           1,500
UNIV OF NORTH CAROLINA AT CHAPEL HILL
General Revenue & Refunding RB Series 2005A
   3.91%, 10/04/07 (a)(c)(d)                               4,987           4,987
WAKE CNTY HOUSING AUTH
M/F Housing RB (Walnut Ridge Apts) Series 2000
   3.92%, 10/03/07 (a)(b)                                  9,680           9,680
WILMINGTON HOUSING AUTH
M/F Housing RB (Garden Lakes Estates) Series 1999
   3.92%, 10/03/07 (a)(b)                                  6,755           6,755
                                                                     -----------
                                                                         276,712
NORTH DAKOTA 0.4%
--------------------------------------------------------------------------------
NORTH DAKOTA HFA
Home Mortgage Finance Program Series 2004B
   3.95%, 10/03/07 (a)(c)                                  8,585           8,585
   3.95%, 10/03/07 (a)(c)                                 12,990          12,990
Home Mortgage Finance Program Series 2005A
   3.95%, 10/03/07 (a)(c)                                 22,100          22,100
Home Mortgage Finance Program Series 2005C
   3.95%, 10/03/07 (a)(c)                                 12,000          12,000
RICHLAND CNTY
Solid Waste Disposal RB (Minn-Dak Farmers Coop)
   Series 1996A
   4.04%, 10/04/07 (a)(b)                                  4,470           4,470
Solid Waste Disposal RB (Minn-Dak Farmers Coop)
   Series 1996B
   4.04%, 10/04/07 (a)(b)                                    410             410
                                                                     -----------
                                                                          60,555
OHIO 1.6%
--------------------------------------------------------------------------------
AKRON, BATH & COPLEY JOINT TOWNSHIP HOSPITAL
   DISTRICT
RB (Summa Health System) Series 2004B
   3.88%, 10/04/07 (a)(b)                                  7,415           7,415
CINCINNATI SD
Classroom Facilities Construction & Improvement
   Refunding Bonds Series 2006
   3.90%, 10/04/07 (a)(b)(c)(d)(g)                        46,775          46,775
CLEVELAND
Airport System RB Series 2000C
   3.78%, 07/01/14 (b)(c)(d)                              31,930          31,930
Airport System RB Series 2006A
   3.91%, 10/04/07 (a)(b)(c)(d)                            7,810           7,810

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
Water RB Series 2007O
   3.91%, 10/04/07 (a)(b)(c)(d)                           14,850          14,850
COLUMBUS SD
School Facilities Construction & Improvement
   Refunding Bonds Series 2006
   3.92%, 10/04/07 (a)(b)(c)(d)                            6,665           6,665
CUYAHOGA CNTY
Economic Development RB (Hathaway Brown School)
   Series 1999
   3.87%, 10/04/07 (a)(b)                                 11,515          11,515
FRANKLIN CNTY
Hospital RB (The Children's Hospital)
   Series 2003
   3.87%, 10/04/07 (a)(b)(c)                               5,000           5,000
HAMILTON CNTY
Sales Tax Refunding Bonds Subordinate
   Series 2006A
   3.91%, 10/04/07 (a)(b)(c)(d)                           19,314          19,314
   3.92%, 10/04/07 (a)(b)(c)(d)                           32,530          32,530
NORTHEAST OHIO REGIONAL SEWER DISTRICT
Wastewater Improvement RB Series 2007
   3.92%, 10/04/07 (a)(b)(c)(d)                            5,585           5,585
OHIO
Common Schools GO Bonds
   3.95%, 10/04/07 (a)(c)(d)                               2,470           2,470
RB (Pooled Financing) Series 2004
   3.87%, 10/04/07 (a)(b)                                  7,470           7,470
OHIO HFA
M/F Refunding RB (10 Wilmington Place)
   Series 1991B
   3.89%, 10/05/07 (a)(b)(c)                               8,945           8,945
Residential Mortgage RB Series 2001C
   3.95%, 10/04/07 (a)(c)(d)                               3,640           3,640
OHIO HIGHER EDUCATIONAL FACILITY COMMISSION
Facility RB (Univ of Dayton) Series 2006
   3.90%, 10/04/07 (a)(b)(c)(d)                            8,050           8,050
RB (Cleveland Institute of Music) Series 2005
   3.88%, 10/04/07 (a)(b)                                  5,000           5,000
RB (Pooled Financing) Series 2003B
   3.87%, 10/04/07 (a)(b)                                  1,380           1,380
RICKENBACKER PORT AUTH
Capital Funding RB (OASBO Expanded Asset Pooled
   Financing) Series 2002A
   3.92%, 10/04/07 (a)(b)(c)(d)                            5,700           5,700
                                                                     -----------
                                                                         232,044
OKLAHOMA 0.4%
--------------------------------------------------------------------------------
MULDROW PUBLIC WORKS AUTH
IDRB (OK Foods) Series 1995
   3.90%, 10/03/07 (a)(b)                                  3,500           3,500
OKLAHOMA DEVELOPMENT FINANCE AUTH
RB (Shawnee Funding) Series 1996
   3.92%, 10/03/07 (a)(b)                                  3,100           3,100
OKLAHOMA STUDENT LOAN AUTH
Bonds & Notes Series 1998A
   3.92%, 10/03/07 (a)(b)(c)                              18,100          18,100
Bonds & Notes Series 2000A4
   3.92%, 10/03/07 (a)(b)(c)                              20,945          20,945
PAYNE CNTY ECONOMIC DEVELOPMENT AUTH
Student Housing RB (OSUF Phase III Student
   Housing) Series 2005
   3.87%, 10/04/07 (a)(b)(c)                               8,500           8,500
                                                                     -----------
                                                                          54,145
OREGON 1.1%
--------------------------------------------------------------------------------
OREGON
TAN Series 2007A
   3.63%, 06/30/08                                       120,000         120,755
OREGON ECONOMIC DEVELOPMENT COMMISSION
RB (Pendleton Flour Mills) Series 1997-182
   3.90%, 10/03/07 (a)(b)                                  2,420           2,420
OREGON HOUSING & COMMUNITY SERVICES DEPT
S/F Mortgage RB Series 2004L
   3.94%, 10/03/07 (a)(c)                                  5,000           5,000
S/F Mortgage RB Series 2005F
   3.94%, 10/03/07 (a)(c)                                 13,685          13,685
PORTLAND
First Lien Sewer System Refunding RB Series 2005A
   3.92%, 10/04/07 (a)(b)(c)(d)                           11,470          11,470
M/F Housing RB (Village of Lovejoy Fountain)
   Series 1997
   3.95%, 10/03/07 (a)(b)                                  8,500           8,500
Second Lien Sewer System RB Series 2006B
   3.92%, 10/04/07 (a)(b)(c)(d)                            3,530           3,530
                                                                     -----------
                                                                         165,360
PENNSYLVANIA 4.8%
--------------------------------------------------------------------------------
ABINGTON SD
GO Bonds Series 2007
   3.91%, 10/04/07 (a)(b)(c)(d)                            7,430           7,430
ALLEGHENY CNTY HOSPITAL DEVELOPMENT AUTH
RB (UPMC) Series 2005B
   3.97%, 10/04/07 (a)(e)                                 12,767          12,767
RB (UPMC) Series 2007A2
   3.91%, 10/04/07 (a)(c)(d)                              30,000          30,000
RB (UPMC) Series 2007B1
   3.92%, 10/04/07 (a)(b)(c)(d)(f)                         7,000           7,000
   3.92%, 10/04/07 (a)(b)(c)(d)                           23,000          23,000
RB (UPMC) Series 2007B2
   3.90%, 10/04/07 (a)(c)(d)                              35,995          35,995

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
BERMUDIAN SPRINGS SD
GO Bonds Series 2005
   3.87%, 10/04/07 (a)(b)(c)                               1,800           1,800
CENTRAL BUCKS SD
GO Bonds Series 2000A
   3.87%, 10/04/07 (a)(b)(c)                                 580             580
DAUPHIN CNTY GENERAL AUTH
RB (Education & Health Loan) Series 1997
   3.89%, 10/04/07 (a)(b)(c)                               6,035           6,035
RB (Hyatt Regency Pittsburg International
   Airport Hotel) Series 1988
   3.90%, 10/04/07 (a)(b)(c)(d)                           38,045          38,045
DELAWARE CNTY IDA
RB (YMCA of Philadelphia) Series 1999
   3.96%, 10/03/07 (a)(b)                                     90              90
DELAWARE RIVER JOINT TOLL BRIDGE COMMISSION
Bridge System RB Series 2007
   3.92%, 10/04/07 (a)(b)(c)(d)                            5,870           5,870
DELAWARE VALLEY REGIONAL FINANCE AUTH
Local Government RB Series 1998A
   3.92%, 10/04/07 (a)(b)(c)(d)                           13,210          13,210
   3.92%, 10/04/07 (a)(b)(c)(d)                              500             500
ERIE SD
GO Bonds Series 2001A
   3.93%, 10/04/07 (a)(b)(c)(d)                           25,695          25,695
HANOVER PUBLIC SD
GO Bonds Series 2005
   3.87%, 10/04/07 (a)(b)(c)                               4,700           4,700
HARRISBURG AUTH
Water Refunding RB Series 2002B
   3.89%, 10/04/07 (a)(b)(c)                               5,000           5,000
Water Refunding RB Series 2003A
   3.89%, 10/04/07 (a)(b)(c)                              13,600          13,600
LANCASTER
GO Bonds Series 2007
   3.93%, 10/04/07 (a)(b)(c)(d)                            7,705           7,705
LUZERNE CNTY IDA
RB (Methodist Homes) Series 2003
   3.90%, 10/03/07 (a)(b)                                  2,485           2,485
Water Facility Refunding RB
   (Pennsylvania-American Water Co) Series A
   3.94%, 10/04/07 (a)(b)(c)(d)                            3,000           3,000
MANHEIM TOWNSHIP SD
GO Bonds Series 2004
   3.87%, 10/04/07 (a)(b)(c)                               2,000           2,000
MERCER CNTY
GO Bonds Series 2001
   3.93%, 10/04/07 (a)(b)(c)(d)                            7,725           7,725
MONTGOMERY CNTY IDA
Pollution Control Refunding RB (Peco Energy Co)
   Series 1999A
   3.80%, 10/03/07 (a)(b)                                  6,300           6,300
NORTHHAMPTON CNTY
Cnty Agreement RB Series 2001
   3.93%, 10/04/07 (a)(b)(c)(d)                            9,995           9,995
RB (Binney & Smith) Series 1997B
   3.91%, 10/03/07 (a)(b)                                    710             710
NORWIN SD
GO Bonds Series 2001A
   3.93%, 10/04/07 (a)(b)(c)(d)                            7,000           7,000
PENNSYLVANIA
GO Bonds First Series of 2003
   3.91%, 10/04/07 (a)(b)(c)(d)                            3,645           3,645
GO Bonds Second Series 2002
   3.91%, 10/04/07 (a)(b)(c)(d)                            4,995           4,995
GO Bonds Third Refunding Series 2004
   3.91%, 10/04/07 (a)(b)(c)(d)                           24,360          24,360
PENNSYLVANIA CONVENTION CENTER AUTH
RB Series 1989A
   3.92%, 10/04/07 (a)(b)(c)(d)                            7,180           7,180
PENNSYLVANIA ECONOMIC DEVELOPMENT FINANCE AUTH
Exempt Facilities RB (Amtrak) Series 2001B
   3.94%, 10/04/07 (a)(b)                                  2,000           2,000
PENNSYLVANIA ENERGY DEVELOPMENT AUTH
RB (B&W Ebensburg) Series 1986
   3.93%, 10/03/07 (a)(b)                                  1,120           1,120
PENNSYLVANIA HFA
S/F Mortgage RB Drawdown Series 2003A
   3.96%, 10/04/07 (a)(b)(c)(d)                              780             780
PENNSYLVANIA HIGHER EDUCATION ASSISTANCE AGENCY
Student Loan RB Series 1988B
   3.87%, 10/03/07 (a)(b)(c)                               4,000           4,000
Student Loan RB Series 1997A
   3.90%, 10/03/07 (a)(b)(c)                              28,900          28,900
Student Loan RB Series 2000A
   3.90%, 10/03/07 (a)(b)(c)                              35,575          35,575
Student Loan RB Series 2001A
   3.90%, 10/03/07 (a)(b)(c)                              23,450          23,450
Student Loan RB Series 2003A1
   3.90%, 10/03/07 (a)(b)(c)                               7,000           7,000
Student Loan RB Series 2003A2
   3.90%, 10/03/07 (a)(b)(c)                              38,000          38,000
PENNSYLVANIA HIGHER EDUCATIONAL FACILITIES AUTH
RB (Univ of Pennsylvania) Series 2005C
   3.92%, 10/04/07 (a)(c)(d)                               4,870           4,870
PENNSYLVANIA PUBLIC SCHOOL BUILDING AUTH
Lease RB (Philadelphia SD) Series 2003
   3.91%, 10/04/07 (a)(b)(c)(d)                            2,657           2,658

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
Lease RB (Philadelphia SD) Series 2006B
   3.90%, 10/04/07 (a)(b)(c)(d)                           28,265          28,265
RB (Marple Newton SD) Series 2001
   3.92%, 10/04/07 (a)(b)(c)(d)                            4,965           4,965
RB (Parkland SD) Series 1999D
   3.89%, 10/04/07 (a)(b)(c)                                 285             285
PENNSYLVANIA STATE UNIV
Bonds Series 2007A
   3.91%, 10/04/07 (a)(b)(c)(d)                           26,000          26,000
PENNSYLVANIA TURNPIKE COMMISSION
RB Series 2004A
   3.92%, 10/04/07 (a)(b)(c)(d)                            8,595           8,595
PHILADELPHIA
Airport Refunding RB Series 2005C
   3.99%, 10/03/07 (a)(b)(c)                               4,000           4,000
TRAN Series 2007-2008A
   3.67%, 06/30/08                                        37,000          37,222
PHILADELPHIA WATER & SEWER
RB Series 2005A
   3.92%, 10/03/07 (a)(b)(c)(d)                           10,030          10,030
PHILADELPHIA GAS WORKS
RB Third Series 2001
   3.95%, 10/04/07 (a)(b)(c)(d)                            4,295           4,295
PHILADELPHIA HOSPITAL & HIGHER EDUCATIONAL
   FACILITIES AUTH
Hospital RB (Children's Hospital of
   Philadelphia) Series 2007A
   3.92%, 10/04/07 (a)(c)(d)                              14,195          14,195
PHILADELPHIA IDA
RB (Cultural & Commercial Corridors Program)
   Series 2006A
   3.92%, 10/04/07 (a)(b)(c)(d)                            2,000           2,000
RB (Fox Chase Cancer Center Obligated Group)
   Series 2007B
   3.50%, 03/13/08 (a)(b)(c)(d)                            5,000           5,000
RB (Please Touch Museum) Series 2006
   3.92%, 10/04/07 (a)(b)(c)(d)                            3,125           3,125
RB Series 1998A
   3.95%, 10/04/07 (a)(b)(c)(d)                           12,710          12,710
PHILADELPHIA SD
GO Refunding Bonds Series 2007A
   3.91%, 10/04/07 (a)(b)(c)(d)                            7,500           7,500
   3.91%, 10/04/07 (a)(b)(c)(d)                           10,500          10,500
TRAN Series 2007-2008A
   3.72%, 06/27/08 (b)                                    40,000          40,223
SCRANTON REDEVELOPMENT AUTH
Guaranteed Lease RB Series 2004
   3.89%, 10/04/07 (a)(b)                                  1,705           1,705
TEMPLE UNIV
Commonwealth System of Higher Education Univ
   Funding Obligations Series 2007
   3.63%, 04/24/08                                        20,000          20,068
                                                                     -----------
                                                                         707,453
RHODE ISLAND 0.7%
--------------------------------------------------------------------------------
RHODE ISLAND ECONOMIC DEVELOPMENT CORP
Airport RB Series 2005A
   3.98%, 10/04/07 (a)(b)(c)(d)                            2,255           2,255
   4.02%, 10/04/07 (a)(b)(c)(d)                            3,925           3,925
Airport Refunding RB Series 2005C
   3.95%, 10/04/07 (a)(b)(c)(d)                            4,770           4,770
RHODE ISLAND HOUSING & MORGAGE FINANCE CORP
Homeownership Opportunity Bonds Series 52B & 53B
   3.98%, 10/04/07 (a)(c)(d)                               6,295           6,295
RHODE ISLAND IDA
IDRB (Greystone of Lincoln) Series 2000
   3.95%, 10/04/07 (a)(b)                                  1,100           1,100
RHODE ISLAND STUDENT LOAN AUTH
RB Series 1995-1
   3.94%, 10/03/07 (a)(b)(c)                              30,000          30,000
RB Series 1996-1
   3.94%, 10/03/07 (a)(b)(c)                              11,000          11,000
RB Series 1996-2
   3.94%, 10/03/07 (a)(b)(c)                              20,000          20,000
RB Series 1996-3
   3.94%, 10/03/07 (a)(b)(c)                              23,000          23,000
                                                                     -----------
                                                                         102,345
SOUTH CAROLINA 1.1%
--------------------------------------------------------------------------------
BERKELEY CNTY SD
School Building Bonds Series 2002
   3.80%, 10/03/07 (a)(b)(c)(d)                            7,575           7,575
FLORENCE CNTY PUBLIC FACILITIES CORP
Refunding COP (Law Enforcement & Civic Centers)
   Series 2003
   3.90%, 10/04/07 (a)(b)(c)                              20,125          20,125
GREENVILLE IDA
IDRB (Stevens Aviation Technical Services)
   Series 1997
   4.01%, 10/04/07 (a)(b)                                  3,500           3,500
SOUTH CAROLINA
GO Bonds (Univ of South Carolina) Series 2006B
   3.75%, 10/04/07 (a)(c)(d)                               4,125           4,125
SOUTH CAROLINA ASSOCIATION OF GOVERNMENTAL
   ORGANIZATIONS
Installment Purchase RB (Pickens Cnty SD)
   Series 2006
   3.81%, 06/19/08 (b)(c)(d)                              12,165          12,165
SOUTH CAROLINA HOUSING & DEVELOPMENT AUTH
M/F Rental Housing RB (Ashley Apts) Series 1999
   3.92%, 10/03/07 (a)(b)                                  3,785           3,785
M/F Rental Housing RB (Piedmont Manor Apts)
   Series 2000B1
   3.92%, 10/03/07 (a)(b)                                  5,645           5,645

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
M/F Rental Housing RB (Spartanburg Terrace Apts)
   Series 2000C1
   3.92%, 10/03/07 (a)(b)                                  1,960           1,960
M/F Rental Housing Refunding RB (Fairway Apts)
   Series 2001A
   3.92%, 10/03/07 (a)(b)                                  7,735           7,735
SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTH
Economic Development RB (Innovative Fibers)
   Series 2007
   3.96%, 10/04/07 (a)(b)                                  7,600           7,600
RB (Holcim) Series 2003
   4.02%, 10/04/07 (a)(b)                                  6,250           6,250
SOUTH CAROLINA PUBLIC SERVICE AUTH
CP
   3.65%, 11/06/07 (c)                                    45,670          45,670
Revenue Obligations Series 2006A
   3.92%, 10/04/07 (a)(b)(c)(d)                            5,980           5,980
Revenue Obligations Series 2007A
   3.91%, 10/04/07 (a)(b)(c)(d)                           10,320          10,320
   3.92%, 10/04/07 (a)(b)(c)(d)                            4,795           4,795
TECP
   3.65%, 11/05/07 (c)                                    11,340          11,340
SOUTH CAROLINA TRANSPORTATION INFRASTRUCTURE BANK
RB Series 2003A
   3.92%, 10/04/07 (a)(b)(c)(d)                            4,175           4,175
SPARTANBURG CNTY IDA
Refunding IDRB (Bemis Co) Series 1991
   3.91%, 10/04/07 (a)(b)                                  4,750           4,750
                                                                     -----------
                                                                         167,495
SOUTH DAKOTA 0.3%
--------------------------------------------------------------------------------
SOUTH DAKOTA HEALTH & EDUCATIONAL FACILITIES AUTH
RB (McKenna Hospital) Series 1994
   3.89%, 10/05/07 (a)(b)(c)                              23,625          23,625
SOUTH DAKOTA HOUSING DEVELOPMENT AUTH
Homeownership Mortgage Bonds Series 2004G
   3.94%, 10/03/07 (a)(c)                                 11,000          11,000
M/F Housing RB (Harmony Heights) Series 2001
   4.00%, 10/04/07 (a)(b)                                  6,500           6,500
                                                                     -----------
                                                                          41,125
TENNESSEE 3.0%
--------------------------------------------------------------------------------
CARTER CNTY IDB
M/F Housing Refunding RB (Willow Run Apts)
   Series 1990
   4.00%, 10/05/07 (a)(b)                                  6,675           6,675
CHATTANOOGA HEALTH, EDUCATION & HOUSING FACILITY
   BOARD
RB (Baylor School) Series 1996
   3.87%, 10/03/07 (a)(b)                                  1,215           1,215
CLARKSVILLE PUBLIC BUILD AUTH
Pooled Financing RB Series 2001
   4.10%, 10/01/07 (a)(b)                                  2,350           2,350
FRANKLIN CNTY IDB
IDRB (Hi-Tech) Series 1997
   3.89%, 10/03/07 (a)(b)                                  2,400           2,400
GRUNDY CNTY IDB
Limited Obligation RB (Toyo Seat USA Corp)
   Series 2001
   4.02%, 10/04/07 (a)(b)                                  2,385           2,385
HENDERSONVILLE IDB
Refunding IDRB (Betty Machine Co) Series 2001
   3.92%, 10/03/07 (a)(b)                                  2,945           2,945
JACKSON HEALTH, EDUCATIONAL & HOUSING FACILITY
   BOARD
M/F Housing RB (Patrician Terrace Apts) Series
   2005
   3.91%, 10/04/07 (a)(b)                                  2,400           2,400
JACKSON IDB
Solid Waste Facility Bonds (Ameristeel Corp)
   Series 1997
   3.92%, 10/04/07 (a)(b)                                  3,800           3,800
MCMINN CNTY IDA
Solid Waste Disposal Facilities RB (Bowater)
   Series 1999
   3.91%, 10/04/07 (a)(b)                                 13,500          13,500
MEMPHIS
Electric System Subordinate RB Series 2003A
   3.96%, 10/04/07 (a)(b)(c)(d)                            5,265           5,265
General Improvement Bonds Series 2007AGeneral
   Improvement Bonds Series 2007AGeneral
   Improvement Bonds Series 2007AGeneral
   Improvement bonds 2007A
   3.92%, 10/04/07 (a)(b)(c)(d)                           17,000          17,000
METROPOLITAN GOVERNMENT OF NASHVILLE & DAVIDSON
   CNTY HEALTH & EDUCATIONAL FACILITIES BOARD
CP (The Vanderbilt Univ) Series A
   3.65%, 10/29/07                                         6,000           6,000
M/F Housing RB (Burning Tree Apts) Series 2005
   3.91%, 10/04/07 (a)(b)                                  8,580           8,580
M/F Housing RB (Chippington Tower Apts I & II)
   Series 2005
   3.99%, 10/04/07 (a)(b)                                 13,500          13,500
M/F Housing Refunding RB (Brentwood Oaks Apts)
   Series 1991
   3.87%, 10/04/07 (a)(b)                                 11,320          11,320
METROPOLITAN GOVERNMENT OF NASHVILLE & DAVIDSON
   CNTY IDB
M/F Housing RB (Arbor Crest) Series 1985B
   3.86%, 10/04/07 (a)(b)                                 12,750          12,750
M/F Housing RB (Arbor Knoll) Series 1985A
   3.86%, 10/04/07 (a)(b)                                 13,400          13,400

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
METROPOLITAN NASHVILLE AIRPORT AUTH
Passenger Facility Charge Refunding Bonds Series
   2003
   3.92%, 10/03/07 (a)(b)                                  4,020           4,020
MONTGOMERY CNTY PUBLIC BUILDING AUTH
Pooled Financing RB (Tennessee Cnty Loan Pool)
   Series 2002
   4.10%, 10/01/07 (a)(b)                                  1,790           1,790
SEVIER CNTY PUBLIC BUILDING AUTH
Public Improvement Bonds Series 1995C1
   3.88%, 10/04/07 (a)(b)(c)                               2,355           2,355
Public Improvement Bonds Series 1996E4
   3.88%, 10/04/07 (a)(b)(c)                               1,755           1,755
Public Improvement Bonds Series 1996E5
   3.88%, 10/04/07 (a)(b)(c)                               1,040           1,040
Public Improvement Bonds Series 1996II-C
   3.88%, 10/04/07 (a)(b)(c)                                 645             645
SHELBY CNTY HEALTH, EDUCATION & HOUSING FACILITY
   BOARD
RB (Rhodes College) Series 2000
   3.87%, 10/04/07 (a)(b)                                  9,295           9,295
RB (St Benedict at Auburndale High School)
   Series 2003
   3.88%, 10/04/07 (a)(b)                                  4,800           4,800
RB (The Hutchison School) Series 2005
   3.87%, 10/04/07 (a)(b)                                  9,860           9,860
TENNERGY CORP
Gas RB Series 2006A
   3.99%, 10/04/07 (a)(b)(c)(d)(g)                       103,880         103,880
TENNESEE
GO CP Series A
   3.70%, 10/30/07                                         9,000           9,000
   3.68%, 11/01/07                                        76,300          76,300
TENNESSEE ENERGY ACQUISITION CORP
Gas Project RB Series 2006A
   3.92%, 10/04/07 (a)(c)(d)                              11,250          11,250
   4.01%, 10/04/07 (a)(c)(d)                               7,595           7,595
   4.01%, 10/04/07 (a)(c)(d)                              22,265          22,265
Gas Project RB Series 2006C
   3.90%, 10/04/07 (a)(c)(d)                               5,595           5,595
Jr Gas Project RB Series 2006B
   3.95%, 10/04/07 (a)(b)(c)(d)                            4,966           4,966
TENNESSEE HOUSING DEVELOPMENT AGENCY
Homeownership Program Bonds Series 2001-1C
   3.95%, 10/04/07 (a)(c)(d)                               4,925           4,925
VOLUNTEER STUDENT LOAN FUNDING CORP
RB Series 1987A1
   3.95%, 10/03/07 (a)(b)                                 15,000          15,000
RB Series 1987A2
   3.95%, 10/03/07 (a)(b)                                 13,700          13,700
RB Series 1987A3
   3.95%, 10/03/07 (a)(b)                                  4,700           4,700
                                                                     -----------
                                                                         440,221
TEXAS 15.7%
--------------------------------------------------------------------------------
ALVIN ISD
Unlimited Schoolhouse RB Series 2005
   3.95%, 10/04/07 (a)(b)(c)(d)                            6,140           6,140
AMARILLO HEALTH FACILITY CORP
Refunding RB (Evangelical Lutheran Good
   Samaritan Society) Series 1997
   3.89%, 10/04/07 (a)(b)                                  3,155           3,155
AUSTIN
Electric Utility System Refunding RB Series 2006
   3.91%, 10/04/07 (a)(b)(c)(d)                           17,950          17,950
Public Improvement Bonds Series 2000
   3.92%, 10/04/07 (a)(c)(d)                               5,570           5,570
Water & Wastewater Refunding Bonds
   Series 2001 A&B
   3.92%, 10/04/07 (a)(b)(c)(d)                            4,600           4,600
Water & Wastewater Refunding RB Series 2001 A&B
   3.92%, 10/03/07 (a)(b)(c)(d)                            6,425           6,425
Water & Wastewater Refunding RB Series 2005
   3.92%, 10/04/07 (a)(b)(c)(d)                            3,015           3,015
AUSTIN INDEPENDENT SD
Unlimited Tax Refunding Bonds Series 2007
   3.92%, 10/04/07 (a)(b)(c)(d)                            7,265           7,265
BEXAR CNTY HOUSING FINANCE CORP
M/F Housing RB (Villages at Lost Creek Apts)
   Series 2006A1
   3.92%, 10/04/07 (a)(b)(c)(d)                            9,160           9,160
BRAZOS CNTY HEALTH FACILITIES DEVELOPMENT CORP
(Franciscan Services Corp Obligated Group)
   Series 1997A&B
   3.96%, 10/04/07 (a)(b)(c)(d)                           45,000          45,000
BRAZOS RIVER AUTH
Pollution Control Refunding RB (TXU Electric Co)
   Series 2001D1
   3.90%, 10/03/07 (a)(b)                                 14,300          14,300
BROWNSVILLE ISD
Unlimited Tax School Building Bonds Series 2006
   3.95%, 10/04/07 (a)(b)(c)(d)                            8,895           8,895
BROWNSVILLE UTILITY SYSTEM
Revenue Improvement & Refunding Bonds Series
   2005A
   3.92%, 10/04/07 (a)(b)(c)(d)                            6,930           6,930
COLLIN CNTY HFA
M/F Housing RB (Huntington Apts) Series 1996
   3.93%, 10/04/07 (a)(b)                                  6,150           6,150

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
COMAL ISD
Unlimited Tax School Building Bonds Series 2007
   3.95%, 10/04/07 (a)(b)(c)(d)                            6,735           6,735
CYPRESS-FAIRBANKS ISD
Schoolhouse & Refunding Bonds Series 2006
   3.95%, 10/04/07 (a)(b)(c)(d)                           38,890          38,890
DALLAS
GO Bonds Series 2005
   3.92%, 10/04/07 (a)(c)(d)(g)                           31,905          31,905
Waterworks & Sewer System CP Series B
   3.68%, 10/05/07 (c)                                    32,607          32,607
   3.58%, 11/06/07 (c)                                     7,000           7,000
Waterworks & Sewer System Refunding & Improvement
   RB Series 2006
   3.92%, 10/04/07 (a)(b)(c)(d)                            6,485           6,485
DALLAS AREA RAPID TRANSIT
Sr Lien Sales Tax RB Series 2001
   3.92%, 10/04/07 (a)(b)(c)(d)                           15,510          15,510
Sr Lien Sales Tax Refunding RB Series 2007
   3.92%, 10/04/07 (a)(b)(c)(d)                           32,430          32,430
DALLAS FORT WORTH INTERNATIONAL AIRPORT
Joint Improvement & Refunding RB Series 2001A
   3.96%, 10/04/07 (a)(b)(c)(d)                            7,495           7,495
Joint Improvement RB Series 2003A
   3.96%, 10/04/07 (a)(b)(c)(d)                            2,500           2,500
   3.98%, 10/04/07 (a)(b)(c)(d)                           14,990          14,990
DALLAS ISD
Unlimited Tax School Building Bonds Series 2006
   3.92%, 10/04/07 (a)(b)(c)(d)                            5,100           5,100
   3.93%, 10/04/07 (a)(b)(c)(d)(g)                        29,140          29,140
DALLAS-FORT WORTH INTERNATIONAL AIRPORT FACILITY
   IMPROVEMENT CORP
Refunding RB Series 2000 A&C
   4.00%, 10/04/07 (a)(b)(c)(d)                           12,645          12,645
DENTON UTILITY SYSTEM
RB Series 2000A
   3.91%, 10/04/07 (a)(b)(c)(d)                            5,230           5,230
DUNCANVILLE INDEPENDENT SD
Unlimited Tax Refunding Bonds Series 2005
   3.95%, 10/04/07 (a)(b)(c)(d)                            4,355           4,355
ECTOR CNTY INDEPENDENT SD
Unlimited Tax Refunding Bonds Series 2007
   3.92%, 10/04/07 (a)(b)(c)(d)                            8,000           8,000
EL PASO
GO Bonds
   3.97%, 10/04/07 (a)(b)(c)(d)                            8,935           8,935
GO Bonds Series 2006
   3.92%, 10/04/07 (a)(b)(c)(d)                            7,490           7,490
Water & Sewer Refunding RB Series 1998
   3.92%, 10/04/07 (a)(b)(c)(d)                            7,210           7,210
EL PASO CNTY HOSPITAL DISTRICT
Combination Tax & Revenue Certificates of
   Obligation Series 2005
   3.91%, 10/04/07 (a)(b)(c)(d)                           20,005          20,005
EL PASO ISD
Unlimited Tax School Building Bonds Series 2007
   3.95%, 10/04/07 (a)(b)(c)(d)                            9,660           9,660
GARLAND ISD
Unlimited Tax School Building Bonds Series 2004B
   3.75%, 06/16/08 (b)(c)                                  6,800           6,784
GOOSE CREEK CONSOLIDATED ISD
Unlimited Tax Schoolhouse & Refunding Bonds
   Series 2006
   3.95%, 10/04/07 (a)(b)(c)(d)                           19,880          19,880
GRAND PRAIRIE IDA
IDRB (NTA Leasing Co) Series 1994
   4.00%, 10/03/07 (a)(b)                                  1,025           1,025
GRAPEVINE IDA
Airport Improvement RB (Simuflite Training
   International) Series 1983A
   3.65%, 04/01/08 (a)(b)                                 19,000          19,000
GREATER EAST TEXAS STUDENT LOAN CORP
RB Series 1992B
   3.85%, 07/01/08 (a)(b)                                 14,000          14,000
RB Series 1995B
   3.85%, 07/01/08 (a)(b)                                 10,000          10,000
GREATER TEXAS STUDENT LOAN CORP
RB Series 1998A
   3.91%, 10/04/07 (a)(b)                                 10,250          10,250
GULF COAST IDA
Environmental Facilities RB (Citgo Petroleum
   Corp) Series 2004
   4.15%, 10/02/07 (a)(b)                                 13,000          13,000
IDRB (Gruma Corp) Series 1994
   3.95%, 10/03/07 (a)(b)                                  6,440           6,440
HARRIS CNTY
Jr Lien Special RB (Rodeo) Series 2001C
   3.85%, 10/04/07 (a)(b)(c)                               1,775           1,775
Permanent Improvement Refunding Bonds
   Series 2004A
   3.95%, 10/04/07 (a)(c)(d)                              20,905          20,905
Permanent Improvement Refunding Bonds
   Series 2006A & Unlimited Tax Road & Refunding
   Bonds Series 2006B
   3.92%, 10/04/07 (a)(c)(d)                              16,860          16,860
Toll Road Sr Lien Refunding RB Series 2005A
   3.92%, 10/04/07 (a)(b)(c)(d)                            3,845           3,845

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
Toll Road Sr Lien Refunding RB Series 2007B
   3.92%, 10/04/07 (a)(b)(c)(d)                           20,995          20,995
Unlimited Tax Road & Refunding Bonds Series 2006B
   3.92%, 10/04/07 (a)(c)(d)                              14,050          14,050
HARRIS CNTY HEALTH FACILITIES DEVELOPMENT CORP
Health Care System RB (Sisters of Charity of the
   Incarnate Word) Series 1997B
   3.92%, 10/04/07 (a)(b)(c)(d)                           16,650          16,650
HARRIS CNTY HFA
M/F Housing RB (Dominion Square Apts) Series 2000
   4.00%, 10/04/07 (a)(b)                                  2,825           2,825
M/F Housing RB (Village At Cornerstone Apts)
   Series 2004
   3.94%, 10/04/07 (a)(b)                                  8,360           8,360
HARRIS CNTY HOUSING FINANCE CORP
M/F Housing RB (Lafayette Village Apts)
   Series 2006
   3.95%, 10/04/07 (a)(b)                                  7,100           7,100
HAYS CONSOLIDATED ISD
Unlimited Tax Refunding Bonds Series 2005
   3.95%, 10/04/07 (a)(b)(c)(d)                           14,560          14,560
HOUSTON
Airport System Subordinate Lien Refunding RB
   Series 2007B
   3.92%, 10/04/07 (a)(b)(c)(d)                           10,000          10,000
Combined Utility System First Lien RB
   Series 2004A
   3.92%, 10/04/07 (a)(b)(c)(d)                           14,530          14,530
Public Improvement Refunding Bonds Series 1998A
   3.93%, 10/04/07 (a)(c)(d)                              21,655          21,655
Water & Sewer System Jr Lien Refunding RB
   Series 2002A
   3.92%, 10/04/07 (a)(b)(c)(d)                            6,530           6,530
HOUSTON COMBINED UTILITY SYSTEM
First Lien Refunding RB Series 2004A
   3.95%, 10/04/07 (a)(b)(c)(d)                            5,295           5,295
HOUSTON HIGHER EDUCATION FINANCE CORP
Higher Education RB (Rice Univ) Series 2007A
   3.91%, 10/04/07 (a)(c)(d)                               3,430           3,430
   3.92%, 10/04/07 (a)(c)(d)                               9,250           9,250
HOUSTON ISD
Limited Tax Refunding Bonds Series 2007
   3.92%, 10/04/07 (a)(b)(c)(d)                           16,285          16,285
Limited Tax School Building Bonds Series 2005
   3.92%, 10/04/07 (a)(b)(c)(d)                           11,575          11,575
Limited Tax Schoolhouse & Refunding Bonds
   Series 2003
   3.92%, 10/04/07 (a)(b)(c)(d)                            5,260           5,260
JEWETT ECONOMIC DEVELOPMENT CORP
IDRB (Nucor Corp) Series 2003
   4.03%, 10/03/07 (a)                                     6,200           6,200
KATY ISD
Unlimited Tax Refunding Bonds Series 2007B
   3.92%, 10/04/07 (a)(b)(c)(d)                           13,095          13,095
Unlimited Tax School Building Bonds Series 2000A
   3.92%, 10/04/07 (a)(b)(c)(d)                            9,095           9,095
KELLER ISD
Unlimited Tax School Building & Refunding Bonds
   Series 2005
   3.92%, 10/04/07 (a)(b)(c)(d)                            4,780           4,780
Unlimited Tax School Building Bonds Series 2007
   3.90%, 10/04/07 (a)(b)(c)(d)                            6,000           6,000
LAMAR CONSOLIDATED ISD
Unlimited Tax Schoolhouse Bonds Series 2007
   3.91%, 10/04/07 (a)(b)(c)(d)                            4,950           4,950
   3.92%, 10/04/07 (a)(b)(c)(d)                           11,490          11,490
LAREDO
Combination Tax & Revenue Certificates of
   Obligation Series 2007
   3.92%, 10/04/07 (a)(b)(c)(d)                           10,685          10,685
LAVACA-NAVIDAD RIVER AUTH
Water Supply System Contract RB (Formosa
   Plastics Corp) Series 1990
   3.91%, 10/03/07 (a)(b)(e)                              13,600          13,600
LEANDER ISD
Unlimited Tax School Building & Refunding Bonds
   Series 2003
   3.93%, 10/04/07 (a)(b)(c)(d)                           10,000          10,000
LEWISVILLE ISD
Unlimited Tax Refunding Bonds Series 2007
   3.92%, 10/04/07 (a)(b)(c)(d)                            9,550           9,550
Unlimited Tax School Building & Refunding Bonds
   Series 2007
   3.99%, 10/04/07 (a)(b)(c)(d)                            2,175           2,175
LOWER COLORADO RIVER AUTH
Refunding RB Series 1999A
   3.93%, 10/04/07 (a)(b)(c)(d)                           10,770          10,770
MANOR ISD
Unlimited Tax School Building Bonds Series 2007
   3.92%, 10/04/07 (a)(b)(c)(d)                            4,920           4,920
MANSFIELD IDA
IDRB (Southern Champion Tray) Series 1999
   3.92%, 10/03/07 (a)(b)                                    800             800
MATAGORDA CNTY NAVIGATION DISTRICT NO.1
Refunding RB (Houston Lighting & Power Co)
   Series 2001
   3.97%, 10/03/07 (a)(b)(c)(d)                            6,950           6,950

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
MIDLOTHIAN ISD
Unlimited Tax School Building & Refunding Bonds
   Series 2004
   3.93%, 10/04/07 (a)(b)(c)(d)                            8,840           8,840
MONTGOMERY CNTY
Unlimited Tax Road Bonds Series 2006A
   3.92%, 10/04/07 (a)(b)(c)(d)                            4,240           4,240
NORTH EAST ISD
Unlimited Tax Refunding Bonds Series 2005
   3.92%, 10/04/07 (a)(b)(c)(d)                            5,730           5,730
   3.99%, 10/04/07 (a)(b)(c)(d)                            1,975           1,975
Unlimited Tax Refunding Bonds Series 2007
   3.77%, 10/04/07 (a)(b)(c)(d)                           12,285          12,285
   3.95%, 10/04/07 (a)(b)(c)(d)                           13,450          13,450
Unlimited Tax School Building Bonds Series 2004
   3.92%, 10/04/07 (a)(b)(c)(d)                            5,830           5,830
Unlimited Tax School Building Bonds Series 2007A
   3.90%, 10/04/07 (a)(b)(c)(d)                            9,000           9,000
   3.92%, 10/04/07 (a)(b)(c)(d)                            9,070           9,070
NORTH TEXAS HIGHER EDUCATION AUTH
Student Loan RB Series 1998
   3.90%, 10/03/07 (a)(b)                                  9,000           9,000
Student Loan RB Series 2005A
   3.88%, 10/03/07 (a)(b)(c)                              15,000          15,000
NORTH TEXAS MUNICIPAL WATER DISTRICT
Water System RB Series 2006
   3.92%, 10/04/07 (a)(b)(c)(d)                            7,315           7,315
NORTHWEST ISD
Unlimited Tax Refunding Bonds Series 2005
   3.91%, 10/04/07 (a)(b)(c)(d)                           29,065          29,065
Unlimited Tax School Building Bonds Series 2007
   3.92%, 10/04/07 (a)(b)(c)(d)                            3,600           3,600
PANHANDLE PLAINS HIGHER EDUCATION AUTH
Student Loan RB Series 1992A
   3.94%, 10/03/07 (a)(b)(c)                               7,300           7,300
   3.94%, 10/03/07 (a)(b)(c)                              11,800          11,800
Student Loan RB Series 1993A
   3.94%, 10/03/07 (a)(b)(c)                              21,700          21,700
PEARLAND ISD
Unlimited Tax Schoolhouse RB Series 2007
   3.95%, 10/04/07 (a)(b)(c)(d)                            6,665           6,665
PORT ARTHUR ISD
Unlimited Tax School Building Bonds Series 2005
   3.93%, 10/04/07 (a)(b)(c)(d)                           23,395          23,395
SAN ANTONIO
Airport System Revenue Improvement Bonds
   Series 2002
   3.98%, 10/04/07 (a)(b)(c)(d)                            9,240           9,240
Electric & Gas Systems RB New Series 2005
   3.92%, 10/04/07 (a)(b)(c)(d)                            3,000           3,000
Electric and Gas Systems Refunding & RB New
   Series 2007
   3.90%, 10/04/07 (a)(c)(d)                              26,860          26,860
   3.91%, 10/04/07 (a)(c)(d)                              29,700          29,700
Water System Refunding RB Series 2007
   3.92%, 10/04/07 (a)(b)(c)(d)                           12,400          12,400
SAN ANTONIO EMPOWERMENT ZONE DEVELOPMENT CORP
Contract RB (Drury Southwest Hotel) Series 2005
   3.92%, 10/04/07 (a)(b)                                 10,450          10,450
SAN ANTONIO IDA
IDRB (Gruma Corp) Series 1994
   3.95%, 10/03/07 (a)(b)                                  4,095           4,095
SAN ANTONIO ISD
Unlimited Tax Refunding Bonds Series 2006
   3.92%, 10/04/07 (a)(b)(c)(d)                            5,815           5,815
SOUTHEAST TEXAS HOUSING FINANCE CORP
M/F Housing RB (Piedmont Apts) Series 2006
   3.94%, 10/04/07 (a)(b)                                 14,000          14,000
SPRING ISD
Unlimited Tax Schoolhouse Bonds Series 2005
   3.92%, 10/04/07 (a)(b)(c)(d)                           26,690          26,690
TEXAS
GO Bonds (Veterans' Housing Assistance
   Program-Fund II) Series 2002A2
   3.95%, 10/03/07 (a)(c)                                  6,000           6,000
GO Refunding Bonds (College Student Loan)
   Series 2003
   3.93%, 02/01/09 (c)                                    20,000          20,000
   3.93%, 02/01/10 (c)                                    10,630          10,630
TRAN Series 2007
   4.50%, 08/28/08                                       200,000         201,435
TEXAS A&M BOARD OF REGENTS
Permanent Univ Fund Bonds Series 1998
   3.92%, 10/04/07 (a)(c)(d)                              25,725          25,725
TEXAS DEPARTMENT OF TRANSPORTATION
GO Mobility Fund Bonds Series 2006
   3.90%, 10/04/07 (a)(c)(d)                               7,595           7,595
   3.90%, 10/04/07 (a)(c)(d)                              12,040          12,040
   3.92%, 10/04/07 (a)(c)(d)                               3,000           3,000
   3.93%, 10/04/07 (a)(c)(d)                               6,775           6,775
GO Mobility Fund Bonds Series 2006A
   3.97%, 10/04/07 (a)(b)(c)(d)                           13,215          13,215
GO Mobility Fund Bonds Series 2007
   3.91%, 10/04/07 (a)(c)(d)                              43,750          43,750
   3.92%, 10/04/07 (a)(c)(d)                              12,335          12,335

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
State Highway Fund First Tier RB Series 2006A
   3.92%, 10/04/07 (a)(c)(d)                              25,965          25,965
TEXAS DEPT OF HOUSING & COMMUNITY AFFAIRS
M/F Housing RB (Atascocita Pines Apts)
   Series 2005
   3.94%, 10/04/07 (a)(b)                                 11,900          11,900
M/F Housing RB (Bristol Apts) Series 2004
   3.94%, 10/04/07 (a)(b)                                  8,400           8,400
M/F Housing RB (Creek Point Apts) Series 2000
   3.89%, 10/03/07 (a)(b)                                  6,585           6,585
M/F Housing RB (Montgomery Pines Apts)
   Series 2004
   3.94%, 10/04/07 (a)(b)                                 12,300          12,300
M/F Housing RB (Pinnacle Apts) Series 2004
   3.94%, 10/04/07 (a)(b)                                  6,900           6,900
M/F Housing RB (Tower Ridge Apts) Series 2005
   3.99%, 10/04/07 (a)(b)                                 15,000          15,000
Residential Mortgage RB Series 1998A
   3.95%, 10/04/07 (a)(c)(d)                              14,950          14,950
Residential Mortgage Refunding RB Series 2003A
   3.98%, 10/04/07 (a)(c)(d)                              10,000          10,000
S/F Mortgage RB Series 2002 A&B
   4.00%, 10/04/07 (a)(b)(c)(d)                            4,070           4,070
S/F Mortgage RB Series 2004D
   3.92%, 10/04/07 (a)(b)(c)                              23,400          23,400
TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORP I
Gas Supply RB Sr Lien Series 2006B
   4.01%, 10/04/07 (a)(c)(d)                               5,325           5,325
TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORP II
Gas Supply RB Series 2007A
   3.95%, 10/04/07 (a)(c)(d)                              28,330          28,330
Gas Supply RB Series 2007A&B
   4.01%, 10/04/07 (a)(c)(d)                              69,985          69,985
Gas Supply RB Series 2007B
   3.99%, 10/04/07 (a)(c)(d)                              25,000          25,000
   3.99%, 10/04/07 (a)(c)(d)                              71,000          71,000
   4.00%, 10/04/07 (a)(c)(d)                              36,445          36,445
TEXAS PUBLIC FINANCE AUTH
Unemployment Compensation Obligation Assessment
   RB Series 2003C4
   3.67%, 10/01/07 (c)                                    34,500          34,500
   3.67%, 11/05/07 (c)                                    12,600          12,600
TEXAS STATE AFFORDABLE HOUSING CORP
S/F Mortgage RB (Professional Educators Home
   Loan Program) Series 2006A
   4.01%, 10/03/07 (a)(b)(c)(d)                           17,459          17,459
TEXAS STATE UNIV SYSTEM BOARD OF REGENTS
Revenue Financing System Bonds Series 2006
   3.91%, 10/04/07 (a)(b)(c)(d)                           19,355          19,355
   3.95%, 10/04/07 (a)(b)(c)(d)                           16,210          16,210
TEXAS TRANSPORTATION COMMISSION
Mobility Fund Bonds Series 2005A
   3.92%, 10/04/07 (a)(c)(d)                               5,950           5,950
   3.92%, 10/04/07 (a)(c)(d)                               4,700           4,700
   3.93%, 10/04/07 (a)(c)(d)                               4,140           4,140
TEXAS WATER DEVELOPMENT BOARD
State Revolving Fund Subordinate Lien RB
   Series 2007A
   4.00%, 10/01/07 (a)(c)                                  3,007           3,007
TRINITY RIVER AUTH
Solid Waste Disposal RB (Community Waste
   Disposal) Series 1999
   3.90%, 10/03/07 (a)(b)                                  2,730           2,730
UNIV OF TEXAS
Permanent Univ Fund Bonds Series 2005B
   3.93%, 10/03/07 (a)(c)(d)                              11,320          11,320
Permanent Univ Fund Notes Series A
   3.64%, 10/05/07                                        25,000          25,000
   3.73%, 10/19/07                                         7,000           7,000
   3.67%, 11/05/07                                        15,000          15,000
   3.65%, 11/06/07                                        20,000          20,000
   3.67%, 11/14/07                                        10,000          10,000
   3.68%, 12/13/07                                        16,672          16,672
Permanent Univ Fund Refunding Bonds Series 2006B
   3.91%, 10/04/07 (a)(c)(d)                              16,795          16,795
   3.92%, 10/04/07 (a)(c)(d)                              14,405          14,405
Refunding Bonds Series 2006B
   3.88%, 10/04/07 (a)(c)(d)                               5,490           5,490
Revenue Financing System Bonds Series 2006F
   3.92%, 10/04/07 (a)(c)(d)                              17,965          17,965
WACO HEALTH FACILITIES DEVELOPMENT CORP
FHA Insured Mortgage RB (Hillcrest Health
   System) Series 2006A
   3.92%, 10/04/07 (a)(b)(c)(d)                           10,870          10,870
WICHITA FALLS
Water & Sewer System Priority Lien Refunding RB
   Series 2007
   3.92%, 10/04/07 (a)(b)(c)(d)                            2,265           2,265
                                                                     -----------
                                                                       2,295,044
UTAH 1.1%
--------------------------------------------------------------------------------
INTERMOUNTAIN POWER AGENCY
Power Supply Refunding RB Series 1998A
   3.95%, 10/04/07 (a)(b)(c)(d)                            9,995           9,995
RIVERTON
Hospital RB (IHC Health Services) Series 2007A
   3.92%, 10/04/07 (a)(c)(d)                              14,015          14,015

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
SALT LAKE CITY
Hospital RB (IHC Health Services) Series 2001
   3.93%, 10/04/07 (a)(b)(c)(d)                           26,730          26,730
UNIV OF UTAH
Student Loan RB Series 1993A
   3.88%, 10/03/07 (a)(b)                                  5,000           5,000
UTAH BUILDING OWNERSHIP AUTH
Lease Refunding RB Series 1998C
   3.93%, 10/04/07 (a)(b)(c)(d)                            9,695           9,695
UTAH STATE BOARD OF REGENTS
Hospital Refunding RB (Univ of Utah)
   Series 2006A
   3.78%, 08/01/14 (b)(c)(d)                              49,630          49,630
Student Loan RB Series 2005W
   3.88%, 10/03/07 (a)(b)(c)                              25,280          25,280
UTAH TRANSIT AUTH
Subordinated Sales Tax Refunding RB
   Series 2007A
   3.91%, 10/04/07 (a)(b)(c)(d)                            8,250           8,250
   3.95%, 10/04/07 (a)(b)(c)(d)                            8,625           8,625
   3.95%, 10/04/07 (a)(b)(c)(d)                            7,430           7,430
                                                                     -----------
                                                                         164,650
VERMONT 0.2%
--------------------------------------------------------------------------------
UNIV OF VERMONT & STATE AGRICULTURAL COLLEGE
Go Bonds Series 2007
   3.91%, 10/04/07 (a)(b)(c)(d)                            7,753           7,753
VERMONT ECONOMIC DEVELOPMENT AUTH
IDRB (Agri-Mark) Series 1999A
   3.94%, 10/04/07 (a)(b)                                 17,000          17,000
IDRB (Agri-Mark) Series 1999B
   3.94%, 10/04/07 (a)(b)                                  1,000           1,000
                                                                     ------------
                                                                          25,753
VIRGINIA 0.7%
 --------------------------------------------------------------------------------
ARLINGTON CNTY IDA
M/F Housing RB (Gates of Ballston Apts)
   Series 2005
   3.92%, 10/03/07 (a)(b)                                 14,500          14,500
CHESTERFIELD CNTY
GO Bonds
   3.95%, 10/04/07 (a)(c)(d)                               7,470           7,470
KING GEORGE CNTY
Solid Waste Disposal Facility RB (Garnet)
   Series 1996
   3.92%, 10/04/07 (a)(b)                                  3,700           3,700
MONTGOMERY CNTY IDA
RB (Virginia Tech Foundation) Series 2001B
   3.94%, 10/04/07 (a)(b)                                    355             355
NEWPORT NEWS IDA
RB (CNU Warwick Student Apts) Series 2004
   3.87%, 10/04/07 (a)(b)                                  4,000           4,000
NORFOLK
Parking System Refunding RB Series 2000B
   3.93%, 10/04/07 (a)(b)(c)(d)                            9,450           9,450
PORTSMOUTH REDEVELOPMENT & HOUSING AUTH
M/F Housing RB (Churchland North Apts)
   Series 1999
   3.92%, 10/03/07 (a)(b)                                  6,070           6,070
VIRGINIA BEACH DEVELOPMENT AUTH
M/F Residential Rental Housing RB (Silver Hill
   at Thalia) Series 1999
   3.92%, 10/03/07 (a)(b)                                  3,900           3,900
VIRGINIA COLLEGE BUILDING AUTH
Educational Facilities RB (Publie High Education
   Financing Program) Series 2006A
   3.92%, 10/04/07 (a)(c)(d)                               6,015           6,015
VIRGINIA HOUSING DEVELOPMENT AUTH
Commonwealth Mortgage Bonds Series 2006D1
   3.97%, 10/03/07 (a)(c)(d)                               7,365           7,365
Commonwealth Mortgage Bonds Series 2006D2
   3.97%, 10/03/07 (a)(c)(d)                               7,400           7,400
VIRGINIA PORT AUTH
RB (2002 Resolution) Series 2005A
   4.02%, 10/04/07 (a)(b)(c)(d)                            2,630           2,630
WINCHESTER IDA
Hospital RB (Valley Health System) Series 2007
   3.91%, 10/04/07 (a)(b)(c)(d)                           34,735          34,735
                                                                     -----------
                                                                         107,590
WASHINGTON 5.1%
--------------------------------------------------------------------------------
CASCADE WATER ALLIANCE
Water System RB Series 2006
   3.91%, 10/04/07 (a)(b)(c)(d)                            8,660           8,660
CENTRAL PUGET SOUND REGIONAL TRANSIT AUTH
Sales Tax RB Series 2005A
   3.92%, 10/04/07 (a)(b)(c)(d)                           12,846          12,846
CLARK CNTY SD
Unlimited Tax GO Bonds Series 2001C
   3.99%, 10/04/07 (a)(b)(c)(d)                           15,245          15,245
DOUGLAS CNTY DEVELOPMENT CORP
RB (Executive Flight) Series 1998
   3.92%, 10/04/07 (a)(b)                                  5,700           5,700
EATONVILLE SD
Unlimited Tax GO Bonds Series 2006
   3.93%, 10/04/07 (a)(b)(c)(d)                            8,745           8,745

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
ENERGY NORTHWEST
Refunding Electric RB (Columbia Generating
   Station No.3) Series 2001A
   3.92%, 10/04/07 (a)(b)(c)(d)                           29,700          29,700
Refunding Electric RB (Columbia Generating
   Station) Series 2006A
   3.92%, 10/04/07 (a)(c)(d)                              20,585          20,585
Refunding Electric RB (Project No. 1)
   Series 2002A
   3.95%, 10/04/07 (a)(b)(c)(d)(g)                        32,460          32,460
Refunding Electric RB (Project No.3)
   Series  2003A
   3.95%, 10/04/07 (a)(b)(c)(d)                            5,195           5,195
Refunding Electric RB Series 2006A
   3.92%, 10/04/07 (a)(c)(d)                               8,145           8,145
KING CNTY
Sewer RB Series 2007
   3.91%, 10/04/07 (a)(b)(c)(d)                           31,250          31,250
Sewer Refunding RB Series 2006
   3.91%, 10/04/07 (a)(b)(c)(d)                            7,650           7,650
KING CNTY RURAL LIBRARY DISTRICT
Unlimited Tax GO Bonds Series 2005
   3.92%, 10/04/07 (a)(b)(c)(d)                           11,485          11,485
OLYMPIA
Solid Waste RB (LeMay Enterprises) Series 1999
   3.90%, 10/03/07 (a)(b)                                  3,290           3,290
PIERCE CNTY
IDRB (McFarland Cascade) Series 1996
   3.99%, 10/04/07 (a)(b)                                  3,945           3,945
PIERCE CNTY ECONOMIC DEVELOPMENT CORP
RB (Flex-A-Lite Consolidated) Series 1996
   3.90%, 10/03/07 (a)(b)                                  1,950           1,950
Solid Waste RB (LeMay Enterprises) Series 1999
   3.90%, 10/03/07 (a)(b)                                    575             575
PORT OF CENTRALIA IDA
Solid Waste RB (LeMay Enterprises) Series 1999
   3.90%, 10/03/07 (a)(b)                                    360             360
PORT OF SEATTLE
Passenger Facility Charge RB Series 1998A
   3.92%, 10/04/07 (a)(b)(c)(d)                           13,500          13,500
RB Series 2001B
   3.98%, 10/04/07 (a)(b)(c)(d)                            4,430           4,430
RB Series 2003A
   3.91%, 10/04/07 (a)(b)(c)(d)                            1,000           1,000
Special Facility RB (Terminal 18) Series 1999B
   3.97%, 10/03/07 (a)(b)(c)(d)                           49,795          49,795
Subordinate Lien RB Series 2005
   3.88%, 10/03/07 (a)(b)                                  8,500           8,500
PORT OF TACOMA
RB Series 2005
   3.96%, 10/04/07 (a)(b)(c)(d)                            6,250           6,250
SEATTLE
Drainage & Wastewater Refunding RB Series 2002
   3.95%, 10/04/07 (a)(b)(c)(d)                            6,875           6,875
Limited Tax GO Improvement & Refunding Bonds
   Series 2007
   3.92%, 10/04/07 (a)(c)(d)                               5,925           5,925
SEATTLE HOUSING AUTH
RB (Casa Pacifica Apts) Series 1997
   3.90%, 10/03/07 (a)(b)                                  2,800           2,800
RB (CHHIP & HRG) Series 1996
   3.90%, 10/03/07 (a)(b)                                  3,185           3,185
SNOHOMISH CNTY PUBLIC UTILITY DISTRICT NO.1
Electric System Refunding RB Series 2005A
   3.92%, 10/04/07 (a)(b)(c)(d)                            7,390           7,390
TACOMA HOUSING AUTH
RB (Crown Assisted Living) Series 1998
   3.92%, 10/03/07 (a)(b)                                  2,870           2,870
UNIV OF WASHINGTON
RB Series 2007
   3.91%, 10/04/07 (a)(b)(c)(d)                           28,665          28,665
WASHINGTON
GO Bonds
   3.97%, 10/04/07 (a)(c)(d)                               4,975           4,975
GO Bonds Series 1998C
   3.93%, 10/04/07 (a)(c)(d)                              12,150          12,150
GO Bonds Series 2000B
   4.09%, 10/04/07 (a)(c)(d)                              11,955          11,955
GO Bonds Series 2003A
   3.93%, 10/04/07 (a)(b)(c)(d)                            5,170           5,170
GO Series 2008B
   3.92%, 10/04/07 (a)(b)(c)(d)                           31,105          31,105
Motor Vehicle Fuel Tax GO Bonds Series 2007D
   3.92%, 10/04/07 (a)(b)(c)(d)                           15,945          15,945
Unlimited GO Bonds Series B
   3.92%, 10/04/07 (a)(b)(c)(d)                           30,485          30,485
Various Purpose GO Bonds Series 2005D
   3.92%, 10/04/07 (a)(b)(c)(d)                            3,465           3,465
   3.95%, 10/04/07 (a)(b)(c)(d)                            5,930           5,930
Various Purpose GO Bonds Series 2006D
   3.92%, 10/04/07 (a)(b)(c)(d)                           11,300          11,300
   3.80%, 01/01/14 (b)(c)(d)                               8,610           8,610
Various Purpose GO Refunding Bonds
   Series R2005A
   3.92%, 10/04/07 (a)(b)(c)(d)                            2,870           2,870
Various Purpose GO Refunding Bonds
   Series R2005A & R2006A
   3.92%, 10/04/07 (a)(b)(c)(d)                            7,635           7,635
WASHINGTON ECONOMIC DEVELOPMENT FINANCE AUTH
Lease RB (Washington Biomedical Research
   Properties II) Series 2005E
   3.93%, 10/03/07 (a)(b)(c)(d)                           14,620          14,620
RB (Hunter Douglas) Series 1997A
   3.92%, 10/03/07 (a)(b)                                  3,500           3,500

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
Solid Waste Disposal RB (Cedar Grove Composting)
   Series 2004B
   3.90%, 10/03/07 (a)(b)                                  4,950           4,950
Solid Waste Disposal RB (Heirborne Investments,
   LLC) Series 2006K
   3.90%, 10/03/07 (a)(b)                                  5,895           5,895
Solid Waste Disposal RB (Lemay Enterprises)
   Series 2005B
   3.90%, 10/03/07 (a)(b)                                  5,510           5,510
Solid Waste Disposal RB (Waste Management)
   Series 2000C
   3.93%, 10/03/07 (a)(b)                                  5,500           5,500
Solid Waste Disposal RB (Waste Management)
   Series 2000H
   3.94%, 10/03/07 (a)(b)                                  6,825           6,825
Solid Waste Disposal RB (Waste Management)
   Series 2000I
   3.94%, 10/03/07 (a)(b)                                  7,235           7,235
Solid Waste Disposal RB (Waste Management)
   Series 2005D
   3.92%, 10/04/07 (a)(b)                                 18,000          18,000
WASHINGTON HEALTH CARE FACILITIES AUTH
RB (Yakima Valley Farm Workers Clinic)
   Series 1997
   3.85%, 10/03/07 (a)(b)                                  2,500           2,500
WASHINGTON HOUSING FINANCE COMMISSION
M/F Housing RB (Anchor Village Apts) Series 1997
   3.94%, 10/04/07 (a)(b)                                 10,750          10,750
M/F Housing RB (Brittany Park) Series 1996A
   3.94%, 10/04/07 (a)(b)                                  8,930           8,930
M/F Housing RB (Brittany Park) Series 1998A
   3.94%, 10/04/07 (a)(b)                                  3,480           3,480
M/F Housing RB (Fairwinds Redmond) Series 2005A
   3.95%, 10/04/07 (a)(b)                                  7,500           7,500
M/F Housing RB (Highlander Apts) Series 2004A
   3.94%, 10/04/07 (a)(b)                                  7,000           7,000
M/F Housing RB (Lakewood Meadows Apts)
   Series 2000A
   3.94%, 10/04/07 (a)(b)                                  3,140           3,140
M/F Housing RB (Merrill Gardens at Queen Anne)
   Series 2004A
   3.95%, 10/04/07 (a)(b)                                 11,000          11,000
M/F Housing RB (Merrill Gardens) Series 1997A
   3.94%, 10/04/07 (a)(b)                                  6,125           6,125
M/F Housing RB (Rainier Court Apts) Series 2003A
   3.94%, 10/04/07 (a)(b)                                 12,750          12,750
M/F Housing RB (Rosecreek Apts) Series 1998A
   3.95%, 10/04/07 (a)(b)                                  3,570           3,570
M/F Housing RB (Silver Creek Apts) Series 2004
   3.94%, 10/04/07 (a)(b)                                  4,100           4,100
M/F Housing RB (Vintage at Burien) Series 2004A
   3.94%, 10/04/07 (a)(b)                                  6,570           6,570
M/F Housing RB (Woodrose Apts) Series 1999A
   3.94%, 10/04/07 (a)(b)                                  6,750           6,750
M/F Mortgage RB (Canyon Lakes) Series 1993
   3.89%, 10/04/07 (a)(b)                                  4,035           4,035
M/F Mortgage RB (Lake Washington Apts)
   Series 1996
   3.96%, 10/03/07 (a)(b)                                  7,735           7,735
M/F Mortgage RB (Meridian Court Apts) Series 1996
   3.95%, 10/03/07 (a)(b)                                  6,700           6,700
M/F RB (Cedar Ridge Retirement) Series 2005A
   3.95%, 10/04/07 (a)(b)                                  5,030           5,030
Non-Profit Refunding RB (Horizon House)
   Series 2005
   3.91%, 10/04/07 (a)(b)                                 11,455          11,455
WASHINGTON STATE HOUSING FINANCE COMMISSION
M/F Housing RB (Forest Creek Apts) Series 2006
   3.94%, 10/04/07 (a)(b)                                 13,815          13,815
M/F Housing RB (The Seasons Apts) Series 2006
   3.94%, 10/04/07 (a)(b)                                 20,000          20,000
WASHINGTON STATE UNIV
Student Fee RB Series 2006A
   3.91%, 10/04/07 (a)(b)(c)(d)                            4,200           4,200
YAKIMA CNTY PUBLIC CORP
IDRB (Cowiche Growers) Series 1998
   3.92%, 10/04/07 (a)(b)                                  1,900           1,900
                                                                     -----------
                                                                         741,636
WEST VIRGINIA 0.5%
--------------------------------------------------------------------------------
BRAXTON CNTY
Solid Waste Disposal Refunding RB (Weyerhouser
   Co) Series 1998
   4.00%, 10/04/07 (a)(b)(c)(d)                           16,275          16,275
MARION CNTY
Solid Waste Disposal Facility RB (Grant Town
   Cogeneration) Series 1990B
   3.90%, 10/03/07 (a)(b)                                 15,685          15,685
Solid Waste Disposal Facility RB (Grant Town
   Cogeneration) Series 1990C
   3.90%, 10/03/07 (a)(b)                                 13,600          13,600
Solid Waste Disposal Facility RB (Grant Town
   Cogeneration) Series 1990D
   3.90%, 10/03/07 (a)(b)                                  2,600           2,600

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
WEST VIRGINIA HOUSING DEVELOPMENT FUND
Housing Finance Bonds Series 2001D
   3.95%, 10/04/07 (a)(c)(d)                              10,690          10,690
WEST VIRGINIA WATER DEVELOPMENT AUTH
RB (Loan Program IV) Series 2005A
   3.91%, 10/04/07 (a)(b)(c)(d)                            7,497           7,497
                                                                     -----------
                                                                          66,347
WISCONSIN 1.1%
--------------------------------------------------------------------------------
COLBURN IDA
IDRB (Heartland Farms) Series 1994
   4.04%, 10/04/07 (a)(b)                                  4,400           4,400
KENOSHA
IDRB (Asyst Technologies) Series 1997
   3.94%, 10/04/07 (a)(b)                                  5,000           5,000
SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK
   DISTRICT
Sales Tax Refunding Bonds Series 1998
   3.92%, 10/03/07 (a)(b)(c)(d)                            5,000           5,000
WISCONSIN
GO Bonds Series 2006A
   3.92%, 10/04/07 (a)(b)(c)(d)                            6,670           6,670
GO CP Notes
   3.78%, 10/02/07 (c)                                    35,755          35,755
Operating Notes of 2007
   3.74%, 06/16/08                                        22,000          22,114
WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTH
Business Development RB (Ultratec) Series 1995-7
   4.04%, 10/04/07 (a)(b)                                  1,885           1,885
Homeownership RB Series 2002C
   3.88%, 10/03/07 (a)(c)                                  2,160           2,160
Homeownership RB Series 2003B
   3.95%, 10/03/07 (a)(c)                                 11,050          11,050
Homeownership RB Series 2005C
   3.98%, 10/03/07 (a)(c)                                 11,000          11,000
Homeownershp RB Series 2003A
   4.00%, 10/04/07 (a)(c)(d)                               1,305           1,305
RB Series 2004D
   3.99%, 10/04/07 (a)(c)(d)                               2,200           2,200
WISCONSIN RAPIDS
IDRB (Thiele Kaolin) Series 1998
   3.92%, 10/03/07 (a)(b)                                  4,500           4,500
WISCONSIN TRANSPORTATION
Revenue CP Series 2006A
   3.69%, 10/11/07 (c)                                    47,615          47,615
                                                                     -----------
                                                                         160,654

WYOMING 0.3%
--------------------------------------------------------------------------------
LINCOLN CNTY
Pollution Control RB (Exxon) Series 1987A
   4.04%, 10/01/07 (a)                                     3,550           3,550
Pollution Control RB (Exxon) Series 1987B
   4.04%, 10/01/07 (a)                                     4,700           4,700
SUBLETTE CNTY
Pollution Control RB (Exxon) Series 1987A
   3.98%, 10/01/07 (a)                                     5,100           5,100
UINTA CNTY
Pollution Control Refunding RB (Chevron USA)
   Series 1992
   4.00%, 10/01/07 (a)                                     6,050           6,050
Pollution Control Refunding RB (Chevron USA)
   Series 1993
   4.00%, 10/01/07 (a)                                     5,000           5,000
WYOMING COMMUNITY DEVELOPMENT AUTH
S/F Mortgage RB Draw Down Series 2007
   3.99%, 10/04/07 (a)(c)(d)                              15,000          15,000
                                                                     -----------
                                                                          39,400
                                                                     -----------
TOTAL MUNICIPAL SECURITIES
(COST $14,843,419)                                                    14,843,419
                                                                     -----------

END OF INVESTMENTS.

At 09/30/07, the tax basis cost of the fund's investments was $14,843,419.

At 09/30/07, portfolio holdings included illiquid and/or restricted securities as follows:

ISSUER                                               FACE AMOUNT        VALUE
RATE, ACQUISITION DATE                               ($ X 1,000)     ($ X 1,000)
MATURITY DATE
ALLEGHENY CNTY HOSPITAL DEVELOPMENT AUTH
RB (UPMC) Series 2005B
  3.97%, 09/17/07, 10/04/07                               12,767          12,767
LAVACA-NAVIDAD RIVER AUTH
Water Supply System Contract RB (Formosa Plastics
   Corp) Series 1990
  3.91%, 01/09/06, 10/03/07                               13,600          13,600

(a)   Variable-rate security.
(b)   Credit-enhanced security.
(c)   Liquidity-enhanced security.
(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $9,167,348 or 62.6% of net assets.
(e)   Illiquid and/or restricted security.
(f)   Delayed-delivery security.
(g) All or a portion of this security is held as collateral for delayed delivery security.

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued


BAN -- Bond anticipation note
COP -- Certificate of participation
GO -- General obligation
HFA -- Housing finance agency
IDA -- Industrial development authority
IDB -- Industrial development board
IDRB -- Industrial development revenue bond
ISD -- Independent School District
RAN -- Revenue anticipation note
RB -- Revenue bond
TAN -- Tax antipication note
TECP -- Tax-exempt commercial paper
TRAN -- Tax and revenue anticipation note

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB NEW JERSEY MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS As of September 30, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                        COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 96.2%  MUNICIPAL
        SECURITIES                                      637,214          637,214
--------------------------------------------------------------------------------
 96.2%  TOTAL INVESTMENTS                               637,214          637,214

  3.8%  OTHER ASSETS AND
        LIABILITIES                                                       24,898
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       662,112

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
MUNICIPAL SECURITIES 96.2% of net assets

NEW JERSEY 87.4%
--------------------------------------------------------------------------------
BURLINGTON CNTY
BAN Series 2007B
   3.60%, 11/15/07                                       10,000           10,002
CHERRY HILL
General & Sewer Capital BAN Series 2006
   3.57%, 10/23/07                                        8,000            8,002
DELAWARE RIVER PORT AUTH
RB Series 1999
   3.89%, 10/04/07 (a)(b)(c)(d)                           3,100            3,100
ESSEX CNTY IMPROVEMENT AUTH
GO Guaranteed Lease RB (Cnty Correctional
   Facility) Series 2000
   3.95%, 10/04/07 (a)(b)(c)(d)                           3,000            3,000
Project Consolidation RB Series 2007
   3.92%, 10/04/07 (a)(b)(c)(d)                          12,270           12,270
GLOUCESTER CNTY
Pollution Control Refunding RB (Exxon
   Mobil) Series 2003
   3.95%, 10/01/07 (a)                                   13,300           13,300
HOPATCONG
BAN
   3.68%, 08/08/08                                       12,714           12,773
NEW JERSEY
TRAN Fiscal Series 2008A
   3.60%, 06/24/08                                       10,000           10,064
NEW JERSEY ECONOMIC DEVELOPMENT AUTH
Economic Development Bonds (Ranney School)
   Series 2007
   3.86%, 10/04/07 (a)(b)                                12,410           12,410
Exempt Facility RB (Chambers Co-Generation)
   3.69%, 12/11/07 (b)                                   12,100           12,100
Exempt Facility RB (Keystone)
   3.88%, 10/05/07 (b)                                    5,000            5,000
   3.75%, 11/15/07 (b)                                    7,000            7,000
First Mortgage Refunding RB (Winchester Gardens
   at Homestead) Series 2004B
   3.73%, 10/04/07 (a)(b)                                 1,105            1,105
Motor Vehicle Surcharge RB Series 2004A
   3.88%, 10/04/07 (a)(b)(c)(d)                           2,580            2,580
RB (Baptist Home Society of New Jersey) Series
   2003
   3.97%, 10/04/07 (a)(b)                                 3,450            3,450
RB (G&W Laboratories) Series 2003
   3.96%, 10/04/07 (a)(b)                                 4,140            4,140
RB (Hamilton Industrial Development) Series
   1998
   3.96%, 10/03/07 (a)(b)                                 5,070            5,070
RB (Omni Baking Co) Series 2001
   3.86%, 10/04/07 (a)(b)                                 2,400            2,400
RB (Princeton Day School, Inc) Series 2005
   3.85%, 10/03/07 (a)(b)                                 5,000            5,000
RB (Research & Manufacturing Corp of America)
   Series 2006
   3.96%, 10/04/07 (a)(b)                                 3,685            3,685
RB (Stone Brothers Secaucus) Series 2001
   3.89%, 10/05/07 (a)(b)                                 1,495            1,495
Refunding RB (Crane's Mill) Series 2005B
   3.84%, 10/04/07 (a)(b)                                11,560           11,560
Refunding RB (Gloucester Marine Terminal)
   Series 2006B
   3.94%, 10/04/07 (a)(b)(c)(d)                           2,800            2,800
Refunding RB (Station Plaza Park & Ride) Series
   2003
   3.96%, 10/04/07 (a)(b)                                 2,295            2,295
School Facilities Construction Bonds Series
   2006R2
   3.96%, 10/01/07 (a)(b)                                 4,000            4,000
School Facilities Construction Refunding Bonds
   Series 2005K
   3.89%, 10/04/07 (a)(b)(c)(d)                           7,200            7,200
School Facilities Construction Refunding Bonds
   Series 2005N
   3.89%, 10/04/07 (a)(b)(c)(d)                           3,030            3,030
School Facilities Construction Refunding Bonds
   Series 2005N1
   3.89%, 10/04/07 (a)(b)(c)(d)                          10,180           10,180
Thermal Energy Facilities RB (Marina Energy
   LLC) Series 2006A
   3.86%, 10/04/07 (a)(b)                                 2,000            2,000
Thermal Energy Facilities RB (Marina Energy
   LLC-2001) Series A
   3.83%, 10/04/07 (a)(b)                                 1,400            1,400

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
Thermal Energy Facilities RB (Thermal Energy
   Limited Partnership I) Series 1997
   3.88%, 10/03/07 (a)(b)                                 5,000            5,000
NEW JERSEY EDUCATIONAL FACILITIES AUTH
RB (Princeton Univ) Series 2001B
   3.93%, 10/01/07 (a)                                    6,800            6,800
RB (Princeton Univ) Series 2002B
   3.91%, 10/01/07 (a)                                    5,700            5,700
RB (Princeton Univ) Series 2007F
   3.90%, 10/04/07 (a)(c)(d)                              6,435            6,435
Refunding RB (Montclair State Univ) Series
   2006J
   3.90%, 10/04/07 (a)(b)(c)(d)                           5,580            5,580
   3.92%, 10/04/07 (a)(b)(c)(d)                           4,030            4,030
NEW JERSEY ENVIRONMENTAL INFRASTRUCTURE TRUST
Environmental Infrastructure Refunding
   Bonds Series 2007A&B
   3.90%, 10/04/07 (a)(c)(d)                              8,500            8,500
NEW JERSEY HEALTH CARE FACILITIES FINANCING
AUTH
RB (Jersey Shore Medical Center Obligated
   Group) Series 1994
   3.88%, 10/04/07 (a)(b)(c)(d)                           4,500            4,500
RB (JFK Health Systems Obligated Group) Series
   1993
   3.89%, 10/04/07 (a)(b)(c)(d)                           3,039            3,039
RB (Somerset Medical Center) Series A
   3.89%, 10/04/07 (a)(b)(c)(d)                          13,100           13,099
RB (Virtua Health) Series 2004
   3.81%, 10/04/07 (a)(b)                                 6,500            6,500
RB Composite Program Series 2004A3
   3.80%, 10/04/07 (a)(b)                                 1,000            1,000
NEW JERSEY TOBACCO SETTLEMENT FINANCING CORP
Tobacco Settlement Asset-Backed Bonds
   Series 2002
   3.89%, 10/04/07 (a)(c)(d)                             15,745           15,745
NEW JERSEY TRANSIT CORP
COP Series 2003A
   3.89%, 10/04/07 (a)(b)(c)(d)                           9,265            9,265
Subordinated COP Series 2005A
   3.89%, 10/04/07 (a)(b)(c)(d)                           3,900            3,900
NEW JERSEY TRANSPORTATION TRUST FUND AUTH
Transportation System Bonds Series 2004B
   3.71%, 10/04/07 (a)(b)(c)(d)                           5,455            5,455
Transportation System Bonds Series 2005B
   3.92%, 10/03/07 (a)(b)(c)(d)                          15,000           15,000
Transportation System Bonds Series 2005D
   3.90%, 10/04/07 (a)(b)(c)(d)                          35,255           35,255
Transportation System Bonds Series 2006A
   3.89%, 10/04/07 (a)(b)(c)(d)                          11,000           11,000
   3.89%, 10/04/07 (a)(b)(c)(d)                           7,500            7,500
   3.89%, 10/04/07 (a)(b)(c)(d)                           6,300            6,300
Transportation System Bonds Series 2006C
   3.90%, 10/04/07 (a)(b)(c)(d)                           6,820            6,820
   3.92%, 10/04/07 (a)(b)(c)(d)                           9,410            9,410
NEW JERSEY TURNPIKE AUTH
RB Series 2000A
   3.90%, 10/04/07 (a)(b)(c)(d)                          10,985           10,985
   3.90%, 10/04/07 (a)(b)(c)(d)                          11,200           11,200
RB Series 2003C3
   3.75%, 10/03/07 (a)(b)(c)                                800              800
RB Series 2004C2
   3.90%, 10/04/07 (a)(b)(c)(d)                           9,970            9,970
NORTH BERGEN TOWNSHIP
BAN
   3.66%, 05/15/08                                        7,000            7,025
PORT AUTH OF NEW YORK & NEW JERSEY
Consolidated Bonds 127th Series
   3.92%, 10/04/07 (a)(b)(c)(d)                           8,480            8,480
Consolidated Bonds 135th Series
   3.91%, 10/04/07 (a)(c)(d)                             10,900           10,900
Consolidated Bonds 138th Series
   3.92%, 10/04/07 (a)(b)(c)(d)                           4,000            4,000
Consolidated Bonds 139th Series
   3.92%, 10/04/07 (a)(b)(c)(d)                           9,970            9,970
Consolidated Bonds 140th Series
   3.90%, 10/04/07 (a)(b)(c)(d)                           2,940            2,940
   3.76%, 02/28/08 (b)(c)(d)                             19,725           19,725
Consolidated Bonds 143rd Series
   3.93%, 10/04/07 (a)(c)(d)                              3,735            3,735
Consolidated Bonds 144th Series
   3.90%, 10/04/07 (a)(c)(d)                              3,000            3,000
   3.91%, 10/04/07 (a)(c)(d)                              6,000            6,000
Consolidated Bonds 146th Series
   3.78%, 10/04/07 (b)(c)(d)                              2,495            2,495
Consolidated Bonds 147th Series
   3.91%, 10/04/07 (a)(b)(c)(d)                           3,075            3,075
Consolidated Bonds 148th Series
   3.89%, 10/04/07 (a)(b)(c)(d)                          24,000           24,000
Consolidated Bonds 85th Series
   3.95%, 10/04/07 (a)(c)(d)                              6,795            6,795
CP Series A
   3.78%, 10/03/07 (c)                                    3,435            3,435
   3.67%, 11/05/07 (c)                                    3,535            3,535
CP Series B
   3.68%, 10/05/07 (c)                                   22,305           22,305
   3.68%, 12/17/07 (c)                                   17,000           17,000
Special Project Bonds (JFK International Air
   Terminal) Series 6
   3.97%, 10/03/07 (a)(b)(c)(d)                             800              800
   3.93%, 10/04/07 (a)(b)(c)(d)                           4,895            4,895
RUTGERS STATE UNIV
GO Refunding Bonds Series 2002A
   3.80%, 10/01/07 (a)(c)                                 3,800            3,800
                                                                     -----------
                                                                         579,109

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
PUERTO RICO  8.8%
--------------------------------------------------------------------------------
PUERTO RICO
Public Improvement GO Bonds Series 2000
   3.87%, 10/04/07 (a)(b)(c)(d)                           4,000            4,000
Public Improvement GO Refunding Bonds Series
   2002A
   3.92%, 10/04/07 (a)(b)(c)(d)                           4,000            4,000
Public Improvement GO Refunding Bonds Series
   2006A
   3.87%, 10/04/07 (a)(b)(c)(d)                           2,455            2,455
PUERTO RICO AQUAEDUCT & SEWER AUTH
BAN Series 2007B
   3.92%, 10/04/07 (a)(b)(c)(d)                           9,000            9,000
PUERTO RICO ELECTRIC POWER AUTH
Refunding RB Series UU
   3.89%, 10/04/07 (a)(b)(c)(d)                          10,500           10,500
PUERTO RICO HIGHWAY & TRANSPORTATION AUTH
Subordinated RB Series 2003
   3.73%, 10/04/07 (a)(b)(c)(d)                           2,800            2,800
Transportation RB Series 2005L
   3.87%, 10/04/07 (a)(b)(c)(d)                           4,000            4,000
Transportation Refunding RB Series 2005L
   3.88%, 10/04/07 (a)(b)(c)(d)                           1,450            1,450
   3.88%, 10/04/07 (a)(b)(c)(d)                           5,000            5,000
PUERTO RICO HOUSING FINANCE CORP
Homeownership Mortgage RB Series 1998A
   3.91%, 10/04/07 (a)(b)(c)(d)                           7,900            7,900
Homeownership Mortgage RB Series 2000A
   3.91%, 10/04/07 (a)(b)(c)(d)                           2,000            2,000
PUERTO RICO SALES TAX FINANCING CORP
Sales Tax RB Series 2007A
   3.92%, 10/04/07 (a)(b)(c)(d)                           5,000            5,000
                                                                     -----------
                                                                          58,105
                                                                     -----------
TOTAL MUNICIPAL SECURITIES
(COST $637,214)                                                          637,214
                                                                     -----------

END OF INVESTMENTS.

At 09/30/07, the tax basis cost of the fund's investments was $637,214.

(a)  Variable-rate security.
(b)  Credit-enhanced security.
(c)  Liquidity-enhanced security.
(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $416,063 or 62.8% of net assets.

 BAN - Bond anticipation note
 COP - Certificate of participation
  GO - General obligation
  RB - Revenue bond
TRAN - Tax and revenue anticipation note

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB NEW YORK MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS As of September 30, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 98.1%  MUNICIPAL                                     2,641,622        2,641,622
        SECURITIES
--------------------------------------------------------------------------------
 98.1%  TOTAL INVESTMENTS                             2,641,622        2,641,622

  1.9%  OTHER ASSETS AND                                                  51,264
        LIABILITIES
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                     2,692,886

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
MUNICIPAL SECURITIES 98.1% of net assets

NEW YORK 98.0%
--------------------------------------------------------------------------------
ALBANY IDA
IDRB (Newkirk Products) Series 1995A
  3.93%, 10/04/07 (a)(b)                                    800              800
Refunding IDRB (United Cerebral Palsy
  Association-Capital District) Series 1997B
  3.92%, 10/04/07 (a)(b)                                  8,940            8,940
BROOME CNTY IDA
BAN Series 2007
  3.64%, 04/18/08                                        21,300           21,340
Civic Facility RB (Methodist Homes For the
  Aging) Series 2003
  3.85%, 10/03/07 (a)(b)                                  4,245            4,245
CHAUTAUQUA CNTY
Civic Facility RB (Jamestown Center City
  Development Corp) Series 2000A
  3.90%, 10/04/07 (a)(b)                                 11,210           11,210
ERIE CNTY IDA
RB (Orchard Park CCRC Inc) Series 2006B
  3.85%, 10/04/07 (a)(b)                                  7,000            7,000
School Facility RB Series 2007A
  3.91%, 10/04/07 (a)(b)(c)(d)                            6,100            6,100
GLEN COVE HOUSING AUTH
Sr Living Facility RB (Mayfair at Glen Cove)
  Series 1996
  3.91%, 10/04/07 (a)(b)(c)(d)                            5,535            5,535
HERKIMER CNTY
Civic Facility RB (Templeton Foundation)
  Series 2000
  3.92%, 10/04/07 (a)(b)                                  1,475            1,475
HUDSON YARDS INFRASTRUCTURE CORP
Sr RB Fiscal Series 2007A
  3.90%, 10/04/07 (a)(b)(c)(d)                           14,415           14,415
  3.91%, 10/04/07 (a)(b)(c)(d)                           11,000           11,000
JAY STREET DEV CORP
Courts Facility Lease RB Fiscal 2004 Series A2
  3.70%, 10/03/07 (a)(b)                                  4,765            4,765
LONG ISLAND POWER AUTH
Electric System General RB Series 2001A
  3.90%, 10/04/07 (a)(b)(c)(d)                            4,365            4,365
Electric System General RB Series 2006A
  3.91%, 10/04/07 (a)(b)(c)(d)                            4,140            4,140
  3.93%, 10/03/07 (a)(b)(c)(d)                            9,400            9,400
Electric System General RB Series 2006D
  3.90%, 10/04/07 (a)(b)(c)(d)                            6,500            6,500
Electric System General RB Series 2006E
  3.90%, 10/04/07 (a)(b)(c)(d)                           16,485           16,485
Electric System RB Series 1998A
  3.91%, 10/04/07 (a)(b)(c)(d)                            1,900            1,900
LONGWOOD CENTRAL SD
TAN
  3.62%, 06/27/08                                        25,000           25,113
METROPOLITAN TRANSPORTATION AUTH
Dedicated Tax Fund Bonds Series 1999A
  3.90%, 10/04/07 (a)(c)(d)                              25,405           25,405
Dedicated Tax Fund Bonds Series 2002A
  3.91%, 10/04/07 (a)(b)(c)(d)                           10,980           10,980
Dedicated Tax Fund Bonds Series 2006A
  3.90%, 10/04/07 (a)(b)(c)(d)                            2,750            2,750
Dedicated Tax Fund Refunding Bonds Series
  2005A
  3.78%, 10/04/07 (a)(b)(c)                              11,395           11,395
RB Series 2005B
  3.75%, 03/20/08 (b)(c)(d)                               8,200            8,200
  3.88%, 10/04/07 (a)(b)(c)(d)                           11,380           11,380
  3.90%, 10/04/07 (a)(b)(c)(d)                           10,595           10,595
RB Series 2005E1
  3.89%, 10/04/07 (a)(b)                                 15,000           15,000
RB Series 2006B
  3.90%, 10/04/07 (a)(b)(c)(d)                           30,170           30,170
Refunding RB Series 2002A
  3.90%, 10/04/07 (a)(b)(c)(d)                           28,995           28,995
Transporation Revenue BAN Series CP1
  3.65%, 10/05/07 (b)                                    33,000           33,000
  3.71%, 11/05/07 (b)                                    25,000           25,000
  3.71%, 11/16/07 (b)                                    12,000           12,000
  3.72%, 10/09/07 (b)                                    20,000           20,000
Transportation RB Series 2005B
  3.91%, 10/04/07 (a)(b)(c)(d)                            7,500            7,500

SCHWAB NEW YORK MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
Transportation RB Series 2007A
  3.90%, 10/04/07 (a)(b)(c)(d)                           25,000           25,000
NEW ROCHELLE IDA
RB (West End Phase I Facility) Series 2006
  3.92%, 10/04/07 (a)(b)                                  9,000            9,000
NEW YORK CITY
GO Bonds Fiscal 2000 Series A
  3.89%, 10/04/07 (a)(b)(c)(d)                            9,995            9,995
GO Bonds Fiscal 2001 Series A
  3.91%, 10/04/07 (a)(b)(c)(d)                           10,185           10,185
GO Bonds Fiscal 2001 Series B
  3.90%, 10/04/07 (a)(b)(c)(d)                            2,960            2,960
GO Bonds Fiscal 2002 Series A
  3.92%, 10/04/07 (a)(b)(c)(d)                            9,750            9,750
GO Bonds Fiscal 2002 Series G
  3.88%, 10/04/07 (a)(b)(c)(d)                           16,400           16,400
GO Bonds Fiscal 2003 Series C2
  3.83%, 10/03/07 (a)(b)                                  5,030            5,030
GO Bonds Fiscal 2003 Series C3
  3.75%, 10/03/07 (a)(b)                                 15,000           15,000
GO Bonds Fiscal 2004 Series F
  3.93%, 10/04/07 (a)(b)(c)(d)                           75,000           75,000
GO Bonds Fiscal 2004 Series H5
  3.83%, 10/03/07 (a)(b)                                  1,400            1,400
GO Bonds Fiscal 2004 Series J
  3.90%, 10/04/07 (a)(b)(c)(d)                            9,160            9,160
GO Bonds Fiscal 2005 Series E
  3.90%, 10/04/07 (a)(b)(c)(d)                           20,945           20,945
GO Bonds Fiscal 2005 Series N
  3.90%, 10/04/07 (a)(b)(c)(d)                           20,095           20,095
GO Bonds Fiscal 2006 Series G
  3.90%, 10/04/07 (a)(b)(c)(d)                           11,310           11,310
  3.91%, 10/04/07 (a)(b)(c)(d)                            9,995            9,995
GO Bonds Fiscal 2006 Series I1
  3.90%, 10/04/07 (a)(b)(c)(d)                           27,920           27,920
  3.91%, 10/04/07 (a)(b)(c)(d)                            6,165            6,165
GO Bonds Fiscal 2006 Series I5
  4.00%, 10/01/07 (a)(b)                                  6,430            6,430
GO Bonds Fiscal 2006 Series I6
  4.00%, 10/01/07 (a)(b)                                 18,895           18,895
GO Bonds Fiscal 2006 Series I7
  3.81%, 10/03/07 (a)(b)                                 29,000           29,000
GO Bonds Fiscal 2007 Series A
  3.90%, 10/04/07 (a)(c)(d)                               8,000            8,000
GO Bonds Fiscal 2007 Series D
  3.90%, 10/04/07 (a)(c)(d)                               6,820            6,820
GO Bonds Fiscal 2008 Series A1
  3.89%, 10/04/07 (a)(c)(d)                              37,950           37,950
GO Fiscal 2007 Series C1
  3.90%, 10/04/07 (a)(c)(d)                               6,000            6,000
NEW YORK CITY HEALTH & HOSPITALS CORP
Health System Bonds Series 1999A
  3.90%, 10/04/07 (a)(b)(c)(d)                           17,620           17,620
NEW YORK CITY HFA
Housing RB (Normandie Court) Series 1991A
  3.85%, 10/03/07 (a)(b)                                 45,000           45,000
NEW YORK CITY HOUSING DEVELOPMENT CORP
M/F Rental Housing RB (100 Jane St) Series
  1998A
  3.90%, 10/03/07 (a)(b)                                  6,525            6,525
M/F Rental Housing RB (Atlantic Court Apts)
  Series 2005A
  3.91%, 10/03/07 (a)(b)                                 10,600           10,600
M/F Rental Housing RB (Sierra) Series 2003A
  3.90%, 10/03/07 (a)(b)                                 18,585           18,585
M/F Rental Housing RB (The Nicole) Series
  2005A
  3.92%, 10/03/07 (a)(b)                                 10,200           10,200
M/F Rental Housing RB (Tribeca Tower) Series
  1997A
  3.82%, 10/03/07 (a)(b)                                 15,500           15,500
M/F Rental Housing RB (West End Towers) Series
  2004A
  3.90%, 10/03/07 (a)(b)                                  3,000            3,000
NEW YORK CITY IDA
Civic Facility RB (Wartburg Lutheran Home for
  the Aging) Series 2006A
  3.92%, 10/04/07 (a)(b)                                  8,090            8,090
Empowerment Zone RB (Tiago Holdings) Series
  2007
  3.87%, 10/04/07 (a)(b)                                 20,000           20,000
Liberty Bonds (7 World Trade Center) Series A
  3.91%, 10/04/07 (a)(b)(c)(d)                            3,835            3,835
Refunding IDRB (Allway Tools) Series 1997
  3.92%, 10/04/07 (a)(b)                                  1,215            1,215
Special Facility RB (Terminal One Group
  Association) Series 2005
  4.01%, 10/04/07 (a)(b)(c)(d)                            7,235            7,235
NEW YORK CITY MUNICIPAL WATER FINANCE AUTH
CP Notes Series One
  3.71%, 10/12/07 (c)                                    48,000           48,000
Water & Sewer Sysem RB Fiscal 2005 Series B
  3.91%, 10/04/07 (a)(b)(c)(d)                           10,000           10,000
Water & Sewer System RB Fiscal 2005 Series D
  3.89%, 10/03/07 (a)(c)(d)                              15,000           15,000
  3.89%, 10/03/07 (a)(c)(d)                               8,115            8,115
  3.90%, 10/04/07 (a)(c)(d)                              22,900           22,900
Water & Sewer System RB Fiscal 2006 Series A
  3.88%, 10/04/07 (a)(b)(c)(d)                           25,455           25,455
  3.90%, 10/04/07 (a)(c)(d)                               7,000            7,000
  3.90%, 06/15/14 (a)(c)(d)                               9,000            9,000
  3.91%, 10/04/07 (a)(c)(d)                               4,500            4,500
Water & Sewer System RB Fiscal 2006 Series D
  3.90%, 10/04/07 (a)(c)(d)                              18,760           18,760
Water & Sewer System RB Fiscal 2007 Series A
  3.89%, 10/04/07 (a)(c)(d)                              15,000           15,000

SCHWAB NEW YORK MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
Water & Sewer System RB Series 2000C
  4.04%, 10/01/07 (a)(c)                                  5,000            5,000
Water & Sewer System RB Series 2001D
  3.95%, 10/04/07 (a)(c)(d)                               4,995            4,995
Water & Sewer System RB Series 2002G
  3.90%, 10/04/07 (a)(b)(c)(d)                           18,545           18,545
Water & Sewer System RB Series 2005C
  3.95%, 10/04/07 (a)(b)(c)(d)                            5,200            5,200
Water & Sewer System RB Series 2006A
  3.90%, 10/04/07 (a)(b)(c)(d)                            7,000            7,000
Water & Sewer System Refunding RB Series 2005D
  3.90%, 10/04/07 (a)(c)(d)                              19,445           19,445
Water and Sewer System RB Series 2002 & 2003A
  3.90%, 10/04/07 (a)(c)(d)                              15,000           15,000
NEW YORK CITY TRANSITIONAL FINANCE AUTH
Building Aid RB Fiscal 2007 Series S1
  3.91%, 10/04/07 (a)(b)(c)(d)                           21,610           21,610
Building Aid RB Fiscal 2007 Series S2
  3.90%, 10/04/07 (a)(b)(c)(d)                           27,985           27,985
Future Tax Secured Bonds Fiscal 1999 Series A
  3.91%, 10/04/07 (a)(c)(d)                               4,970            4,970
Future Tax Secured Bonds Fiscal 2000 Series C
  3.90%, 10/04/07 (a)(c)(d)                              14,545           14,545
Future Tax Secured Bonds Series 2000A
  3.91%, 10/04/07 (a)(b)(c)(d)                           13,845           13,845
Future Tax Secured Refunding Bonds Fiscal 2005
  Series A
  3.90%, 10/04/07 (a)(c)(d)                              10,550           10,550
Future Tax Secured Subordinate Bonds Fiscal
  2007 Series B
  3.91%, 10/04/07 (a)(c)(d)                               6,400            6,400
Future Tax Secured Subordinate Bonds Fiscal
  2007 Series C1
  3.90%, 10/04/07 (a)(c)(d)                              18,790           18,790
Recovery Bonds Fiscal 2003 Series 3B
  3.99%, 10/01/07 (a)(c)                                  1,000            1,000
Subordinate Future Tax Secured Bonds Fiscal
  2007 Series B
  3.90%, 10/04/07 (a)(c)(d)                               5,600            5,600
NEW YORK CONVENTION CENTER DEVELOPMENT CORP
RB Series 2005
  3.90%, 10/04/07 (a)(b)(c)(d)                            7,200            7,200
NEW YORK LIBERTY DEVELOPMENT CORP
RB (Goldman Sachs HQ) Series 2005
  3.90%, 10/04/07 (a)(c)(d)                              16,125           16,125
NEW YORK STATE
GO Bonds Series 2000A
  3.70%, 03/13/20 (b)                                    26,500           26,500
NEW YORK STATE DORMITORY AUTH
Insured RB (Mt Sinai School of Medicine)
  Series 1994A
  3.89%, 10/04/07 (a)(b)(c)(d)                            2,900            2,900
Personal Income Tax RB Series 2005F & 2006A
  3.90%, 10/04/07 (a)(c)(d)                               9,260            9,260
Personal Income Tax RB Series 2006C
  3.90%, 10/04/07 (a)(c)(d)                              14,000           14,000
  3.90%, 10/04/07 (a)(c)(d)                              13,862           13,862
  3.91%, 10/04/07 (a)(c)(d)                              18,175           18,175
Personal Income Tax RB Series 2006D
  3.89%, 10/04/07 (a)(c)(d)                               6,130            6,130
  3.90%, 10/04/07 (a)(c)(d)                               7,900            7,900
Personal Income Tax RB Series 2007A
  3.90%, 10/04/07 (a)(c)(d)                              14,995           14,995
Personal Income Tax Refunding RB Series 2005B
  3.88%, 10/04/07 (a)(b)(c)(d)                           13,580           13,580
RB (Columbia University) Series 2006A
  3.88%, 10/03/07 (a)(c)(d)                               5,970            5,970
RB (Memorial Sloan-Kettering Cancer Center)
  Series 2006-2
  3.90%, 10/04/07 (a)(c)(d)                              27,160           27,160
RB (New York Foundling Charitable Corp)
  Series 1997
  3.74%, 10/03/07 (a)(b)                                  9,175            9,175
RB (State Univ Educational Facilities)
  Series 2000B
  3.90%, 10/04/07 (a)(b)(c)(d)                           37,030           37,030
  3.92%, 10/04/07 (a)(b)(c)(d)                           12,375           12,375
NEW YORK STATE ENERGY RESEARCH & DEVELOPMENT
AUTH
Facilities RB (Consolidated Edison Company of
  New York , Inc.) Series 2005A-3
  3.77%, 10/03/07 (a)(b)                                  3,000            3,000
Gas Facilities RB (Brooklyn Union Gas) Series
  1996
  3.90%, 10/04/07 (a)(b)(c)(d)                           15,695           15,695
NEW YORK STATE ENVIRONMENTAL FACILITIES CORP
State Clean Water & Drinking Water Revolving
  Funds RB Series 2002B
  3.90%, 10/04/07 (a)(c)(d)                              11,300           11,300
  3.91%, 10/04/07 (a)(c)(d)                              24,225           24,225
State Clean Water & Drinking Water Revolving
  Funds RB Series 2006C
  3.91%, 10/04/07 (a)(c)(d)                              10,385           10,385
State Clean Water & Drinking Water Revolving
  Funds RB Series 2007A
  3.90%, 10/04/07 (a)(c)(d)                               7,500            7,500
State Clean Water & Drinking Water Revolving
  Funds RB Series 2007B
  3.89%, 10/04/07 (a)(c)(d)                              60,000           60,000

SCHWAB NEW YORK MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
State Clean Water & Drinking Water Revolving
  Funds Subordinated RB Series 2007B
  3.91%, 10/04/07 (a)(c)(d)                               9,865            9,865
NEW YORK STATE HFA
Housing RB (Avalon Bowery Place I) Series
  2006A
  3.84%, 10/03/07 (a)(b)                                 41,000           41,000
Housing RB (Chelsea Arms) Series 1998A
  3.90%, 10/03/07 (a)(b)                                  5,000            5,000
Housing RB (Clinton Green North) Series 2005A
  3.91%, 10/03/07 (a)(b)                                  2,000            2,000
Housing RB (Worth St) Series 2001A
  3.90%, 10/03/07 (a)(b)                                  2,600            2,600
RB (101 West End Ave) Series 1999A
  3.85%, 10/03/07 (a)(b)                                  6,500            6,500
RB (150 E 44th St) Series 2000A
  3.85%, 10/03/07 (a)(b)                                 13,000           13,000
RB (250 W 93rd St) Series 2005A
  3.85%, 10/03/07 (a)(b)                                  7,400            7,400
RB (345 E 94th St) Series 1998A
  3.84%, 10/03/07 (a)(b)                                  5,100            5,100
RB (345 E 94th St) Series 1999A
  3.84%, 10/03/07 (a)(b)                                  8,900            8,900
RB (E 84th St) Series 1995A
  3.82%, 10/03/07 (a)(b)                                 18,500           18,500
RB (Ocean Park Apts) Series 2005A
  3.85%, 10/03/07 (a)(b)                                  3,650            3,650
RB (Sea Park East) Series 2004A
  3.85%, 10/03/07 (a)(b)                                 17,400           17,400
RB (Tribeca Park) Series 1997A
  3.82%, 10/03/07 (a)(b)                                 10,500           10,500
RB (Union Square South) Series 1996A
  3.82%, 10/03/07 (a)(b)                                 14,400           14,400
RB (W 20th St) Series 2001A
  3.82%, 10/03/07 (a)(b)                                 32,000           32,000
RB (W 23rd St) Series 2002A
  3.85%, 10/03/07 (a)(b)                                  5,100            5,100
RB (W 33rd St) Series 2003A
  3.90%, 10/03/07 (a)(b)                                  8,200            8,200
Service Contract Refunding RB Series 2003I
  3.88%, 10/03/07 (a)(b)                                  5,000            5,000
NEW YORK STATE LOCAL ASSISTANCE CORP
Refunding RB Series 1993C
  3.92%, 10/04/07 (a)(b)(c)(d)                            9,900            9,900
Subordinate Lien Refunding RB Series 2003A-5V
  3.75%, 10/03/07 (a)(b)(c)                               2,500            2,500
NEW YORK STATE MORTGAGE AGENCY
Homeowner Mortgage RB Series 65
  3.96%, 10/04/07 (a)(c)(d)                               3,780            3,780
Homeowner Mortgage RB Series 79
  3.93%, 10/04/07 (a)(c)(d)                              14,995           14,995
Homeowner Mortgage RB Series 87
  3.89%, 10/04/07 (a)(c)(d)                               4,820            4,820
S/F Mortgage RB Series 92
  3.93%, 10/04/07 (a)(c)(d)                               1,435            1,435
NEW YORK STATE POWER AUTH
CP Series 1
  3.66%, 10/19/07 (c)                                    12,600           12,600
  3.67%, 10/05/07                                        39,462           39,462
  3.68%, 11/01/07                                         4,207            4,207
  3.68%, 12/17/07 (c)                                    14,083           14,083
  3.75%, 10/03/07                                        15,931           15,931
CP Series 2
  3.65%, 12/06/07 (c)                                     8,000            8,000
NEW YORK STATE THRUWAY AUTH
General RB Series F
  3.90%, 10/04/07 (a)(b)(c)(d)                           10,485           10,485
  3.90%, 10/04/07 (a)(b)(c)(d)                            7,300            7,300
General RB Series G
  3.90%, 10/04/07 (a)(b)(c)(d)                            4,995            4,995
  3.91%, 10/04/07 (a)(b)(c)(d)                            8,415            8,415
Highway & Bridge Trust Fund Bonds Series 2002A
  3.95%, 10/04/07 (a)(b)(c)(d)                            3,850            3,850
Personal Income Tax RB Series 2007A
  3.90%, 10/04/07 (a)(c)(d)                               9,400            9,400
Second General Highway & Bridge Trust Fund
  Bonds Series 2005B
  3.95%, 10/04/07 (a)(b)(c)(d)                            4,770            4,770
Second General Highway & Bridge Trust Fund
  Bonds Series 2007B
  3.90%, 10/04/07 (a)(c)(d)                               3,155            3,155
State Personal Income Tax RB Series 2006A
  3.91%, 10/04/07 (a)(c)(d)                               5,045            5,045
State Personal Income Tax RB Series 2007A
  3.90%, 10/04/07 (a)(c)(d)                              10,100           10,100
NEW YORK STATE TOBACCO SETTLEMENT FINANCING
CORP
Asset-Backed RB (State Contingency Contract)
  Series 2003A1C
  3.92%, 10/04/07 (a)(b)(c)(d)                           15,900           15,900
NORTH BABYLON UNION FREE SD
TAN
  3.62%, 06/26/08                                         2,000            2,013
ONTARIO CNTY IDA
Civic Facility RB (CHF-Finger Lakes) Series 2006A
  3.82%, 10/04/07 (a)(b)                                  6,000            6,000
PLAINVIEW-OLD BETHPAGE CENTRAL SD
TAN 2007-2008 Taxes
  3.71%, 06/30/08                                         7,000            7,027
PORT AUTH OF NEW YORK & NEW JERSEY
Consolidated Bonds 127th Series
  3.92%, 10/04/07 (a)(b)(c)(d)                            3,000            3,000
Consolidated Bonds 135th Series
  3.91%, 10/04/07 (a)(c)(d)                               9,000            9,000
Consolidated Bonds 138th Series
  3.92%, 10/04/07 (a)(b)(c)(d)                            1,000            1,000
Consolidated Bonds 140th Series
  3.76%, 12/01/14 (b)(c)(d)                               7,500            7,500
Consolidated Bonds 144th Series
  3.90%, 10/04/07 (a)(c)(d)                               6,400            6,400
  3.91%, 10/04/07 (a)(c)(d)                               4,000            4,000

SCHWAB NEW YORK MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
Consolidated Bonds 146th Series
  3.78%, 10/04/07 (b)(c)(d)                              14,475           14,475
  3.92%, 10/04/07 (a)(b)(c)(d)                           19,275           19,275
Consolidated Bonds 147th Series
  3.98%, 10/04/07 (a)(b)(c)(d)                           18,000           18,000
Consolidated Bonds 148th Series
  3.89%, 10/04/07 (a)(b)(c)(d)                           17,000           17,000
CP Series B
  3.68%, 12/17/07 (c)                                     5,285            5,285
Special Project Bonds (JFK International Air
Terminal) Series 6
  3.93%, 10/04/07 (a)(b)(c)(d)                            1,100            1,100
  3.97%, 10/03/07 (a)(b)(c)(d)                            1,460            1,460
TECP Series A
  3.67%, 11/05/07 (c)                                     2,525            2,525
ROCHESTER
GO BAN Series 2006II
  3.68%, 10/19/07                                        22,180           22,183
SACHEM CENTRAL SD
TAN 2007-2008
  3.62%, 06/26/08                                        43,000           43,270
SALES TAX ASSET RECEIVABLE CORP
RB Fiscal 2005 Series A
  3.90%, 10/04/07 (a)(b)(c)(d)                           40,510           40,510
  3.91%, 10/04/07 (a)(b)(c)(d)                            5,590            5,590
SCHENECTADY IDA
IDRB (Fortitech Holding Corp) Series 1995A
  4.00%, 10/04/07 (a)(b)                                    535              535
SOUTH HUNTINGTON UNION FREE SD
TAN for 2007-2008 Taxes
  3.47%, 06/30/08                                        15,000           15,058
ST LAWRENCE CNTY IDA
Civic Facility Refunding RB (Claxton-Hepburn
  Medical Center) Series 2006
  3.92%, 10/04/07 (a)(b)                                  3,935            3,935
SUFFOLK CNTY WATER AUTH
Water System RB Series 1992C
  3.93%, 10/03/07 (a)(b)(c)(d)                            6,660            6,660
SYRACUSE IDA
Pilot RB (Carousel Center) Series 2007A
  3.94%, 10/04/07 (a)(b)(c)(d)                           84,250           84,250
TRIBOROUGH BRIDGE & TUNNEL AUTH
General RB (MTA Bridges & Tunnels) Series 2006A
  3.90%, 10/04/07 (a)(c)(d)                               5,104            5,103
General RB (MTA Bridges & Tunnels) Series 2007A
  3.90%, 10/04/07 (a)(c)(d)                               9,000            9,000
General RB Series 2001A
  3.90%, 10/04/07 (a)(b)(c)(d)                           15,000           15,000
General Refunding RB Series 2002B
  3.91%, 10/04/07 (a)(c)(d)                              14,000           14,000
  3.92%, 10/03/07 (a)(b)(c)(d)                            8,920            8,920
General Refunding RB Series 2005B3
  3.89%, 10/04/07 (a)(c)                                  6,980            6,980
Subordinate Refunding RB (MTA Bridges &
  Tunnels) Series 2000AB
  3.83%, 10/03/07 (a)(b)(c)                               3,000            3,000
TSASC
Tobacco Settlement Asset-Backed Bonds Series
  2006-1
  3.92%, 10/04/07 (a)(b)(c)(d)                            5,600            5,600
WILLIAM FLOYD UNION FREE SD
TAN 2007-2008
  3.70%, 06/30/08                                        50,500           50,700
                                                                     -----------
                                                                       2,638,157

PUERTO RICO 0.1%
--------------------------------------------------------------------------------
PUERTO RICO
Public Improvement GO Refunding Bonds Series
  2006A
  3.87%, 10/04/07 (a)(b)(c)(d)                              245              245
PUERTO RICO HIGHWAY & TRANSPORTATION AUTH
Highway Refunding RB Series CC
  3.87%, 10/04/07 (a)(b)(c)(d)                            1,000            1,000
PUERTO RICO PUBLIC BUILDINGS AUTH
Refunding RB Series L
  3.89%, 10/04/07 (a)(b)(c)(d)                              500              500
PUERTO RICO SALES TAX FINANCING CORP
Sales Tax RB Series 2007A
  3.92%, 10/04/07 (a)(b)(c)(d)                            1,720            1,720
                                                                     -----------
                                                                           3,465
                                                                     -----------
TOTAL MUNICIPAL SECURITIES
(COST $2,641,622)                                                      2,641,622
                                                                     -----------

END OF INVESTMENTS.

At 09/30/07, the tax basis cost of the fund's investments was $2,641,622.

(a) Variable-rate security.
(b) Credit-enhanced security.
(c) Liquidity-enhanced security.
(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,652,650 or 61.4% of net assets.

BAN -- Bond anticipation note
GO -- General obligation
HFA -- Housing finance agency
IDA -- Industrial development authority
IDRB -- Industrial development revenue bond
RB -- Revenue bond
TAN -- Tax antipication note
TECP -- Tax-exempt commercial paper

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS As of September 30, 2007, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 98.1%  MUNICIPAL                                       427,574          427,574
        SECURITIES
--------------------------------------------------------------------------------
 98.1%  TOTAL INVESTMENTS                               427,574          427,574

  1.9%  OTHER ASSETS AND                                                   8,403
        LIABILITIES
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       435,977

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
MUNICIPAL SECURITIES 98.1% of net assets

PENNSYLVANIA 92.9%
--------------------------------------------------------------------------------
ALLEGHENY CNTY HOSPITAL DEVELOPMENT AUTH
RB (UPMC Senior Communities) Series 2003
  3.86%, 10/04/07 (a)(b)                                    630              630
RB (UPMC) Series 2005B
  3.97%, 10/15/07 (e)                                     6,875            6,875
RB (UPMC) Series 2007B2
  3.90%, 10/04/07 (a)(c)(d)                               9,000            9,000
Refunding RB (Pittsburgh Int'l Airport) Series
  2001B
  3.94%, 10/04/07 (a)(b)(c)(d)                            5,125            5,125
ALLEGHENY CNTY PORT AUTH
Grant Anticipation Notes Series 2007
  3.68%, 06/30/08 (b)                                     5,200            5,221
BEAVER CNTY IDA
Pollution Control Refunding RB (FirstEnergy
  Nuclear Generation Corp) Series 2006A
  4.04%, 10/01/07 (a)(b)                                  1,000            1,000
CENTRAL BUCKS SD
GO Bonds Series 2000A
  3.87%, 10/04/07 (a)(b)(c)                               2,950            2,950
CHESTER CNTY SCHOOL AUTH
School Lease RB Series 2005
  3.92%, 10/04/07 (a)(b)(c)(d)                            1,740            1,740
DAUPHIN CNTY GENERAL AUTH
RB (Hyatt Regency Pittsburg International
  Airport Hotel) Series 1988
  3.90%, 10/04/07 (a)(b)(c)(d)                           10,000           10,000
DELAWARE CNTY IDA
Hospital RB (Crozer-Chester Medical Center)
  Series 2002
  3.85%, 10/04/07 (a)(b)                                  4,700            4,700
RB (YMCA of Philadelphia) Series 1999
  3.96%, 10/03/07 (a)(b)                                  1,555            1,555
DELAWARE VALLEY REGIONAL FINANCE AUTH
Local Government RB Series 1986
  3.89%, 10/03/07 (a)(b)                                  5,000            5,000
Local Government RB Series 1998A
  3.92%, 10/04/07 (a)(b)(c)(d)                            5,355            5,355
ERIE SD
GO Bonds Series 2001A
  3.93%, 10/04/07 (a)(b)(c)(d)                            6,950            6,950
HARRISBURG AUTH
Water Refunding RB Series 2003A
  3.89%, 10/04/07 (a)(b)(c)                               3,500            3,500
LEHIGH CNTY GENERAL PURPOSE AUTH
Hospital RB (St Luke's Hospital) Series 1992
  3.72%, 01/01/18 (b)(c)(d)                               8,910            8,910
LEHIGH CNTY IDA
Pollution Control Refunding RB (PPL Electric
  Utilities Corp) Series 2005B
  3.91%, 10/04/07 (a)(b)(c)(d)                            3,290            3,290
LUZERNE CNTY IDA
RB (Methodist Homes) Series 2003
  3.90%, 10/03/07 (a)(b)                                  1,915            1,915
MERCER CNTY
GO Bonds Series 2001
  3.93%, 10/04/07 (a)(b)(c)(d)                            1,275            1,275
MONTGOMERY CNTY IDA
Environmental Facilities RB (Ionza Inc) Series
  2000
  3.94%, 10/04/07 (a)(b)                                  7,000            7,000
Pollution Control Refunding RB (Exelon
  Generation Co) Series 2002A
  3.79%, 11/13/07 (b)                                    10,340           10,337
Pollution Control Refunding RB (Peco Energy
  Co) Series 1994A
  3.73%, 10/10/07 (b)                                    16,000           16,000
  3.79%, 10/11/07 (b)                                    14,000           13,999
Pollution Control Refunding RB (Peco Energy
  Co) Series 1999A
  3.80%, 10/03/07 (a)(b)                                 12,900           12,900
MONTGOMERY CNTY REDEVELOPMENT AUTH
M/F Housing RB (Brookside Manor Apts) Series
  2001A
  3.74%, 10/04/07 (a)(b)                                  3,000            3,000
M/F Housing RB (Kingswood Apts) Series 2001A
  3.74%, 10/04/07 (a)(b)                                  2,600            2,600

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
NORTHHAMPTON CNTY
RB (Binney and Smith) Series 1997A
  3.96%, 10/03/07 (a)(b)                                  3,250            3,250
NORWIN SD
GO Bonds Series 2001A
  3.93%, 10/04/07 (a)(b)(c)(d)                           14,210           14,210
PENNSYLVANIA
GO Bonds First Series of 2003
  3.91%, 10/04/07 (a)(b)(c)(d)                            3,870            3,870
GO Bonds Second Series 2002
  3.91%, 10/04/07 (a)(b)(c)(d)                            6,195            6,195
GO Second Series 2006
  3.92%, 10/04/07 (a)(c)(d)                               2,510            2,510
PENNSYLVANIA ECONOMIC DEVELOPMENT FINANCE AUTH
Exempt Facilities RB (Amtrak) Series 2001B
  3.94%, 10/04/07 (a)(b)                                 12,000           12,000
Exempt Facilities RB (Shippingport) Series
  2005A
  3.93%, 10/03/07 (a)(b)                                  9,000            9,000
PENNSYLVANIA ENERGY DEVELOPMENT AUTH
RB (B&W Ebensburg) Series 1986
  3.93%, 10/03/07 (a)(b)                                  2,000            2,000
PENNSYLVANIA HFA
Residental Development Refunding RB Series
  2002A
   3.99%, 10/03/07 (a)(c)(d)                              6,000            6,000
S/F Mortgage RB Series 2002-74B
  3.96%, 10/04/07 (a)(c)(d)                               7,495            7,495
S/F Mortgage RB Series 2004-86C
  3.90%, 10/03/07 (a)(c)                                    100              100
S/F Mortgage RB Series 2005-88B
  3.88%, 10/03/07 (a)(c)                                  1,750            1,750
PENNSYLVANIA HIGHER EDUCATION ASSISTANCE
AGENCY
Student Loan RB Series 2000A
  3.90%, 10/03/07 (a)(b)(c)                              10,625           10,625
Student Loan RB Series 2001A
  3.90%, 10/03/07 (a)(b)(c)                               3,050            3,050
PENNSYLVANIA HIGHER EDUCATIONAL FACILITIES
AUTH
RB (Foundation for IUP Student Housing) Series
  2007A
  3.91%, 10/04/07 (a)(b)(c)(d)                            4,000            4,000
RB (Temple University) Series 2006
  3.91%, 10/04/07 (a)(b)(c)(d)                           10,123           10,124
PENNSYLVANIA HOUSING FINANCE AGENCY
S/F Mortgage RB Draw Down Series 2003
  3.99%, 10/04/07 (a)(b)(c)(d)                            7,035            7,035
S/F Mortgage RB Series 2001-72A
  3.96%, 10/04/07 (a)(b)(c)(d)                            2,495            2,495
S/F Mortgage RB Series 2003-97A
  3.96%, 10/04/07 (a)(c)(d)                               1,725            1,725
S/F Mortgage RB Series 2004-83C
  3.85%, 10/03/07 (a)(c)                                  2,400            2,400
S/F Mortgage RB Series 2006-96A
  3.96%, 10/04/07 (a)(c)(d)                               9,340            9,340
PENNSYLVANIA PUBLIC SCHOOL BUILDING AUTH
Lease RB (Philadelphia SD) Series 2003
  3.91%, 10/04/07 (a)(b)(c)(d)                            4,665            4,665
  3.91%, 10/04/07 (a)(b)(c)(d)                            1,936            1,936
  3.95%, 10/04/07 (a)(b)(c)(d)                            7,600            7,600
Lease RB (Philadelphia SD) Series 2006B
  3.92%, 10/04/07 (a)(b)(c)(d)                            8,010            8,010
Lease RB (Richland SD) Series 2004
  3.92%, 10/04/07 (a)(b)(c)(d)                           10,130           10,130
RB (Parkland SD) Series 1999D
  3.89%, 10/04/07 (a)(b)(c)                              15,115           15,115
PENNSYLVANIA STATE TURNPIKE COMMISSION
RB Series 2002A3
  3.90%, 10/03/07 (a)(c)                                  7,000            7,000
RB Series 2006A
  3.95%, 10/04/07 (a)(b)(c)(d)                            3,800            3,800
PENNSYLVANIA STATE UNIV
Bonds Series 2007A
  3.91%, 10/04/07 (a)(b)(c)(d)                            3,000            3,000
PHILADELPHIA
Airport RB Series 2005A
  3.96%, 10/04/07 (a)(b)(c)(d)                            1,000            1,000
Airport Refunding RB Series 2005C
  3.99%, 10/03/07 (a)(b)(c)                               2,700            2,700
TRAN Series 2007-2008A
  3.67%, 06/30/08                                         5,350            5,382
PHILADELPHIA GAS WORKS
RB 7th Series (1998 General Ordinance)
  3.90%, 10/04/07 (a)(b)(c)(d)                            8,590            8,590
RB Third Series 2001
  3.95%, 10/04/07 (a)(b)(c)(d)                            1,700            1,700
PHILADELPHIA HOSPITAL & HIGHER EDUCATIONAL
FACILITIES AUTH
Hospital RB (Children's Hospital of
  Philadelphia) Series 2007A
  3.92%, 10/04/07 (a)(c)(d)                               4,625            4,625
PHILADELPHIA IDA
RB (Cultural & Commercial Corridors Program)
  Series 2006A
  3.92%, 10/04/07 (a)(b)(c)(d)                            1,630            1,630
RB (Fox Chase Cancer Center Obligated Group)
  Series 2007B
  3.50%, 07/01/14 (b)(c)(d)                              10,000           10,000
RB (Please Touch Museum) Series 2006
  3.92%, 10/04/07 (a)(b)(c)(d)                            5,025            5,025
RB Series 1998A
  3.95%, 10/04/07 (a)(b)(c)(d)                            5,000            5,000
PHILADELPHIA REDEVELOPMENT AUTH
RB (Neighborhood Transformation Initiative)
  Series 2005C
  3.92%, 10/04/07 (a)(b)(c)(d)                            5,745            5,745

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
PHILADELPHIA SD
TRAN Series 2007-2008A
  3.72%, 06/27/08 (b)                                     5,000            5,028
PHILADELPHIA WATER & SEWER SYSTEM
RB Series 2001A
  3.92%, 10/04/07 (a)(b)(c)(d)                            5,250            5,250
SCRANTON REDEVELOPMENT AUTH
Guaranteed Lease RB Series 2004
  3.89%, 10/04/07 (a)(b)                                  7,225            7,225
TEMPLE UNIV
Commonwealth System of Higher Education Univ
  Funding Obligations Series 2007
  3.63%, 04/24/08                                         5,000            5,017
                                                                     -----------
                                                                         405,174
PUERTO RICO 5.2%
--------------------------------------------------------------------------------
PUERTO RICO
Public Improvement GO Refunding Bonds Series
  2006A
  3.87%, 10/04/07 (a)(b)(c)(d)                              600              600
PUERTO RICO AQUADUCT & SEWER AUTH
BAN Series 2007B
  3.92%, 10/04/07 (a)(b)(c)(d)                           15,000           15,000
PUERTO RICO ELECTRIC POWER AUTH
Refunding RB Series UU
  3.89%, 10/04/07 (a)(b)(c)(d)                            2,500            2,500
  3.89%, 10/04/07 (a)(b)(c)(d)                            3,500            3,500
PUERTO RICO HIGHWAY & TRANSPORTATION AUTH
Highway Refunding RB Series CC
  3.87%, 10/04/07 (a)(b)(c)(d)                              500              500
Transportation Refunding RB Series 2005L
  3.88%, 10/04/07 (a)(b)(c)(d)                              300              300
                                                                     -----------
                                                                          22,400
                                                                     -----------
TOTAL MUNICIPAL SECURITIES
(COST $427,574)                                                          427,574
                                                                     -----------

END OF INVESTMENTS.

At 09/30/07, the tax basis cost of the fund's investments was $427,574.

At 09/30/07, portfolio holdings included illiquid and/or restricted securities as follows:

ISSUER                                              FACE AMOUNT      COST/VALUE
RATE, ACQUISITION DATE, MATURITY DATE               ($ X 1,000)      ($ X 1,000)
ALLEGHENY CNTY HOSPITAL DEVELOPMENT AUTH
RB (UPMC) Series 2005B
  3.97%, 06/15/07 10/04/07                                6,875            6,875

(a) Variable-rate security.
(b) Credit-enhanced security.
(c) Liquidity-enhanced security.
(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $236,750 or 54.3% of net assets.
(e) Illiquid and/or restricted security.

BAN -- Bond anticipation note
GO -- General obligation
HFA -- Housing finance agency
IDA -- Industrial development authority
RB -- Revenue bond
TRAN -- Tax and revenue anticipation note

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB RETIREMENT ADVANTAGE MONEY FUND(TM)

PORTFOLIO HOLDINGS As of September 30, 2007, (Unaudited)

The following are the portfolio holdings as of the report date.
For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 75.0%  FIXED-RATE                                      633,700          633,700
        OBLIGATIONS

 15.7%  VARIABLE-RATE                                   132,890          132,890
        OBLIGATIONS

  9.2%  OTHER INVESTMENTS                                77,735           77,735
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                               844,325          844,325

  0.1%  OTHER ASSETS AND                                                   1,106
        LIABILITIES
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       845,431

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
FIXED-RATE OBLIGATIONS  75.0% of net assets

BANK NOTES 1.1%
--------------------------------------------------------------------------------
BANK OF AMERICA, N.A.
  5.31%, 10/17/07                                         5,000            5,000
  5.32%, 10/23/07                                         1,000            1,000
  5.30%, 11/14/07                                         2,000            2,000
  5.50%, 12/03/07                                         1,000            1,000
                                                                     -----------
                                                                           9,000
CERTIFICATES OF DEPOSIT 27.6%
--------------------------------------------------------------------------------
ABN AMRO BANK N.V.
  5.30%, 12/11/07                                         9,000            9,000
ALLIANCE & LEICESTER PLC
  5.39%, 11/13/07                                         1,000            1,000
  5.34%, 03/04/08                                         2,000            2,000
BANCO BILBAO VIZCAYA ARGENTARIA S.A.
  5.20%, 12/21/07                                         2,000            2,000
  5.34%, 01/25/08                                         4,000            4,000
  5.37%, 03/11/08                                         6,000            6,000
BARCLAYS BANK PLC
  5.33%, 10/02/07                                         6,000            6,000
  5.33%, 10/11/07                                         5,000            5,000
  5.30%, 10/24/07                                         1,000            1,000
  5.33%, 02/29/08                                         7,000            7,000
  5.34%, 04/03/08                                         2,000            2,000
BNP PARIBAS
  5.32%, 10/17/07                                        15,000           15,000
  5.31%, 11/14/07                                         3,000            3,000
CITIBANK, N.A.
  5.33%, 10/02/07                                        12,000           12,000
CREDIT AGRICOLE S.A.
  5.31%, 10/12/07                                         6,000            6,000
  5.31%, 10/25/07                                         4,000            4,000
CREDIT SUISSE
  5.31%, 11/07/07                                         6,000            6,000
  5.37%, 03/20/08                                         1,000            1,000
DEPFA BANK PLC
  5.37%, 02/20/08                                         3,000            3,000
DEUTSCHE BANK AG
  5.30%, 10/10/07                                         3,000            3,000
  5.32%, 11/19/07                                         5,000            5,000
  5.41%, 02/11/08                                         6,000            6,000
HBOS TREASURY SERVICES PLC
  5.30%, 02/13/08 (a)                                     2,000            2,000
ING BANK N.V.
  5.53%, 11/15/07                                        11,000           11,000
INTESA SANPAOLO
  5.53%, 11/14/07                                         3,000            3,000
LANDESBANK BADEN-WURTTEMBERG
  5.34%, 11/06/07                                         8,000            8,000
MITSUBISHI UFJ TRUST & BANKING CORP.
  5.52%, 11/30/07                                         7,000            7,000
  5.32%, 02/14/08                                         4,000            4,000
MIZUHO CORPORATE BANK LTD.
  5.53%, 11/28/07                                         9,000            9,000
  5.87%, 12/06/07                                         4,000            4,000
NATIXIS S.A.
  5.52%, 10/01/07                                         3,000            3,000
NORINCHUKIN BANK LTD.
  5.36%, 01/28/08                                         2,000            2,000
NORTHERN ROCK PLC
  5.33%, 10/10/07                                         1,000            1,000
  5.45%, 11/16/07                                         4,000            4,000
SOCIETE GENERALE
  5.30%, 10/23/07                                         3,000            3,000
  5.33%, 11/08/07                                         5,000            5,000
SUMITOMO MITSUI BANKING CORP.
  5.87%, 10/12/07                                         7,000            7,000
  5.53%, 11/19/07                                         5,000            5,000
SUMITOMO TRUST & BANKING CO.
  5.53%, 11/27/07                                         5,000            5,000
  5.85%, 12/06/07                                         1,000            1,000
SVENSKA HANDELSBANKEN AB
  5.53%, 11/14/07                                         6,000            6,000
TORONTO DOMINION BANK
  5.75%, 10/10/07                                        10,000           10,000
  5.37%, 02/21/08                                         1,000            1,000
  5.02%, 03/25/08                                         1,000            1,000
UNICREDITO ITALIANO S.P.A.
  5.31%, 11/13/07                                         2,000            2,000
  5.52%, 11/28/07                                         1,000            1,000
  5.35%, 12/27/07                                         1,000            1,000
  5.38%, 03/20/08                                         9,000            9,000
UNION BANK OF CALIFORNIA
  5.32%, 10/22/07                                         3,000            3,000

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
  5.43%, 11/16/07                                         1,000            1,000
WASHINGTON MUTUAL BANK
  5.30%, 10/19/07                                         3,000            3,000
  5.32%, 10/22/07                                         1,000            1,000
WILMINGTON TRUST CO.
  5.31%, 10/05/07                                         1,000            1,000
                                                                     -----------
                                                                         233,000

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 46.3%
--------------------------------------------------------------------------------
AMSTEL FUNDING CORP
  6.04%, 11/20/07 (b)(c)                                  1,000              992
  5.34%, 01/18/08 (b)(c)                                  3,000            2,953
ANGLO IRISH BANK
  5.35%, 01/02/08 (c)                                     2,000            1,973
ANZ NATIONAL (INT'L) LTD.
  5.35%, 01/18/08 (a)                                     2,000            1,968
AQUINAS FUNDING, L.L.C.
  5.33%, 10/24/07 (a)(b)(c)                               2,000            1,993
  5.66%, 03/18/08 (a)(b)(c)                               1,000              974
ATLANTIC ASSET SECURITIZATION, L.L.C.
  5.34%, 10/09/07 (a)(b)(c)                               1,566            1,564
  6.26%, 10/26/07 (a)(b)(c)                               6,000            5,974
ATLANTIS ONE FUNDING CORP.
  5.30%, 10/19/07 (b)(c)                                  1,000              997
  5.31%, 11/19/07 (b)(c)                                  4,000            3,972
BANK OF AMERICA CORP.
  5.30%, 02/01/08                                        10,000            9,826
BANK OF IRELAND
  5.42%, 01/16/08 (c)                                     4,000            3,937
BARCLAYS US FUNDING CORP.
  5.33%, 10/03/07 (a)                                     1,000            1,000
  5.32%, 10/19/07 (a)                                     1,000              997
  5.51%, 10/29/07 (a)                                     1,000              996
BEETHOVEN FUNDING CORP.
  6.32%, 10/29/07 (a)(b)(c)                               5,000            4,976
BETA FINANCE, INC.
  5.34%, 11/05/07 (b)(c)                                  1,500            1,492
CANCARA ASSET SECURITIZATION, L.L.C.
  5.33%, 10/25/07 (a)(b)(c)                               1,000              996
  5.34%, 11/01/07 (a)(b)(c)                               5,000            4,977
  5.35%, 11/02/07 (a)(b)(c)                               3,000            2,986
  5.30%, 11/16/07 (a)(b)(c)                               1,000              993
CC (USA), INC.
  5.33%, 10/23/07 (b)(c)                                  4,000            3,987
CITIGROUP FUNDING, INC.
  5.33%, 10/12/07 (a)                                     8,000            7,987
  5.33%, 10/19/07 (a)                                     6,000            5,984
  5.37%, 11/13/07 (a)                                    10,000            9,937
  5.32%, 11/14/07 (a)                                     1,000              994
COBBLER FUNDING, L.L.C.
  5.37%, 10/29/07 (b)(c)                                  3,000            2,988
CONCORD MINUTEMEN CAPITAL CO., SERIES A
  5.35%, 01/03/08 (a)(b)(c)                               1,000              986
DAKOTA CP NOTES OF CITIBANK CREDIT CARD
  ISSUANCE TRUST
  6.10%, 11/27/07 (b)(c)                                  1,000              990
  6.22%, 12/14/07 (b)(c)                                  9,000            8,887
DANSKE CORP.
  5.30%, 02/22/08 (a)(c)                                 12,000           11,756
DNB NOR BANK ASA
  5.32%, 10/12/07                                         7,000            6,989
FAIRWAY FINANCE CO., L.L.C.
  6.38%, 10/05/07 (a)(b)(c)                               1,000              999
  6.00%, 11/20/07 (a)(b)(c)                               3,000            2,975
FALCON ASSET SECURITIZATION CORP.
  6.33%, 10/05/07 (a)(b)(c)                               1,500            1,499
  5.34%, 11/02/07 (a)(b)(c)                               8,000            7,963
  5.37%, 11/05/07 (a)(b)(c)                               5,000            4,974
FIVE FINANCE, INC.
  5.33%, 10/05/07 (b)(c)                                  2,000            1,999
  5.33%, 10/18/07 (b)(c)                                  2,000            1,995
GEMINI SECURITIZATION CORP., L.L.C.
  5.67%, 11/19/07 (a)(b)(c)                               1,000              992
  6.04%, 11/28/07 (a)(b)(c)                               3,000            2,971
GENERAL ELECTRIC CAPITAL CORP.
  5.32%, 10/18/07                                        11,000           10,973
  5.32%, 02/19/08                                         3,000            2,940
  5.38%, 03/04/08                                         5,500            5,378
  5.33%, 03/20/08                                         3,000            2,927
GRAMPIAN FUNDING, L.L.C.
  5.36%, 12/18/07 (a)(b)(c)                               5,000            4,943
HSBC USA, INC.
  5.32%, 10/18/07                                         3,000            2,993
INTESA FUNDING, L.L.C.
  5.31%, 10/16/07 (a)                                     3,000            2,993
JUPITER SECURITIZATION CORP.
  6.33%, 10/22/07 (a)(b)(c)                               1,000              996
K2 (USA), L.L.C.
  5.34%, 01/24/08 (b)(c)                                  4,000            3,934
  5.40%, 06/13/08 (b)(c)                                  1,000            1,000
KBC FINANCIAL PRODUCTS INTERNATIONAL, LTD.
  5.39%, 02/21/08 (a)(c)                                  4,000            3,917
MONT BLANC CAPITAL CORP.
  5.73%, 11/15/07 (a)(b)(c)                               3,000            2,979
NATIONWIDE BUILDING SOCIETY
  5.39%, 11/13/07                                         6,000            5,962
NATIXIS COMMERCIAL PAPER CORP.
  5.33%, 10/03/07 (a)                                     7,000            6,998
NIEUW AMSTERDAM RECEIVABLES CORP.
  6.25%, 11/15/07 (a)(b)(c)                               1,530            1,518
  5.18%, 03/27/08 (a)(b)(c)                               3,000            2,925
OLD LINE FUNDING, L.L.C.
  5.70%, 10/30/07 (a)(b)(c)                               3,734            3,717
  5.38%, 11/13/07 (a)(b)(c)                               8,844            8,788
  5.99%, 11/19/07 (a)(b)(c)                               1,000              992
PARK AVENUE RECEIVABLES CO., L.L.C.
  6.29%, 10/11/07 (a)(b)(c)                               7,000            6,988
  5.34%, 11/02/07 (a)(b)(c)                               6,000            5,972
  6.00%, 11/29/07 (a)(b)(c)                               4,000            3,961
RANGER FUNDING CO., L.L.C.
  6.29%, 10/05/07 (a)(b)(c)                               5,000            4,997
  6.26%, 10/25/07 (a)(b)(c)                               6,000            5,975
  6.26%, 10/29/07 (a)(b)(c)                               6,000            5,971
  6.28%, 11/15/07 (a)(b)(c)                               1,608            1,596
SANDLOT FUNDING, L.L.C.
  5.34%, 10/22/07 (a)(b)(c)                               2,000            1,994
  5.36%, 10/24/07 (a)(b)(c)                               2,000            1,993

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
SANTANDER CENTRAL HISPANO FINANCE (DELAWARE),
  INC.
  5.50%, 11/29/07 (a)                                     4,000            3,964
SCALDIS CAPITAL LTD.
  5.30%, 10/15/07 (a)(b)(c)                               3,223            3,217
  5.66%, 11/14/07 (a)(b)(c)                               4,303            4,274
SEDNA FINANCE, INC.
  5.32%, 10/11/07 (b)(c)                                  2,000            1,997
  5.35%, 11/01/07 (b)(c)                                  1,000              995
SIGMA FINANCE, INC.
  5.34%, 10/29/07 (b)(c)                                  4,000            3,984
  5.36%, 12/21/07 (b)(c)                                  1,500            1,482
  5.35%, 01/03/08 (b)(c)                                  1,000              986
  5.37%, 03/20/08 (b)(c)                                  4,000            3,902
SKANDINAVISKA ENSKILDA BANKEN AB
  5.33%, 10/09/07                                         4,000            3,995
  5.04%, 03/19/08                                         4,500            4,396
SOCIETE GENERALE NORTH AMERICA, INC.
  5.35%, 10/01/07 (a)                                     2,500            2,500
  5.52%, 11/07/07 (a)                                     4,000            3,978
SOLITAIRE FUNDING, L.L.C.
  5.66%, 11/13/07 (a)(b)(c)                               6,000            5,960
  6.10%, 11/30/07 (a)(b)(c)                               4,000            3,960
  6.30%, 12/05/07 (a)(b)(c)                               1,000              989
SWEDBANK AB
  5.05%, 03/19/08                                         8,000            7,814
THAMES ASSET GLOBAL SECURITISATION NO.1, INC.
  6.38%, 10/05/07 (a)(b)(c)                               3,000            2,998
THUNDER BAY FUNDING, L.L.C.
  6.06%, 10/15/07 (a)(b)(c)                               6,000            5,986
  6.08%, 11/05/07 (a)(b)(c)                               1,000              994
  6.25%, 11/06/07 (a)(b)(c)                               1,096            1,089
TICONDEROGA FUNDING, L.L.C.
  6.19%, 10/02/07 (a)(b)(c)                               6,000            5,999
  6.33%, 10/03/07 (a)(b)(c)                               1,000            1,000
TULIP FUNDING CORP.
  5.99%, 11/20/07 (a)(b)(c)                               5,000            4,959
UBS FINANCE (DELAWARE), INC.
  5.32%, 10/12/07 (a)                                     8,000            7,987
  5.33%, 10/16/07 (a)                                     6,000            5,987
  5.38%, 03/18/08 (a)                                    14,000           13,656
VARIABLE FUNDING CAPITAL CORP.
  5.99%, 11/26/07 (a)(b)(c)                               1,000              991
VICTORIA FINANCE, L.L.C.
  5.34%, 10/23/07 (b)(c)(d)                               3,000            2,990
WESTPAC SECURITIES NZ LTD.
  5.34%, 10/09/07 (a)(c)                                  1,000              999
WESTPAC TRUST SECURITIES NZ LTD.
  5.76%, 10/23/07 (a)(c)                                  4,000            3,986
WHISTLEJACKET CAPITAL, L.L.C.
  5.31%, 11/13/07 (b)(c)                                  2,000            1,988
YORKTOWN CAPITAL, L.L.C.
  6.14%, 10/01/07 (a)(b)(c)                               9,000            9,000
  6.31%, 10/31/07 (a)(b)(c)                               2,000            1,990
                                                                     -----------
                                                                         391,700
                                                                     -----------
TOTAL FIXED-RATE OBLIGATIONS
(COST $633,700)                                                          633,700
                                                                     -----------

VARIABLE-RATE OBLIGATIONS  15.7% OF NET ASSETS

BANK OF NOVA SCOTIA
  5.66%, 10/04/07                                         8,000            8,000
BETA FINANCE, INC.
  5.13%, 10/25/07 (b)(c)                                  3,000            3,000
BMC SPECIAL CARE FACILITIES FINANCING
  AUTHORITY OF THE CITY OF MONTGOMERY, ALABAMA
  5.13%, 10/04/07 (a)                                     1,660            1,660
BNP PARIBAS
  5.66%, 10/03/07                                         9,000            9,000
CANADIAN IMPERIAL BANK OF COMMERCE
  5.51%, 10/01/07                                         6,000            6,000
  5.59%, 11/15/07                                         2,000            2,000
CC (USA), INC.
  5.13%, 10/25/07 (b)(c)                                 10,000           10,000
CITY OF NEW BRITAIN, CONNECTICUT
  5.15%, 10/04/07 (a)                                     2,100            2,100
CITY OF PALM SPRINGS, CALIFORNIA
  5.13%, 10/04/07 (a)                                     8,000            8,000
DEUTSCHE BANK AG
  5.87%, 10/12/07                                         4,000            4,000
  5.87%, 10/15/07                                         5,000            5,000
DEXIA CREDIT LOCAL S.A.
  5.09%, 10/25/07                                         5,000            4,999
FORTIS BANK
  5.07%, 10/29/07                                         5,000            4,996
K2 (USA), L.L.C.
  5.39%, 11/01/07 (b)(c)                                  5,000            5,002
LEXINGTON PARKER CAPITAL CO., L.L.C.
  5.31%, 10/09/07 (a)(b)(c)                               4,000            4,000
LIBERTY LIGHTHOUSE U.S. CAPITAL CO., L.L.C.
  5.32%, 10/10/07 (b)(c)                                  2,000            2,000
  5.32%, 11/15/07 (b)(c)                                  1,000            1,000
LINKS FINANCE, L.L.C.
  5.75%, 10/15/07 (b)(c)                                  2,000            2,000
  5.10%, 10/25/07 (b)(c)                                  4,000            4,000
NEW YORK CITY IDA
  5.17%, 10/04/07 (a)                                       135              135
ROYAL BANK OF CANADA
  5.67%, 10/04/07                                        10,000            9,998
ROYAL BANK OF SCOTLAND PLC
  5.41%, 10/09/07                                        10,000           10,000
  5.37%, 10/11/07 (c)                                     3,000            3,000
  5.24%, 12/21/07 (c)                                     1,000            1,000
SEDNA FINANCE, INC.
  5.78%, 10/12/07 (b)(c)                                  2,000            2,000
SIGMA FINANCE, INC.
  5.72%, 10/15/07 (b)(c)                                  6,000            6,000
SUMITOMO TRUST & BANKING CO.
  5.75%, 10/16/07                                         4,000            4,000
THE GOLDMAN SACHS GROUP, INC.
  5.84%, 10/11/07 (d)                                     7,000            7,000

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
WHISTLEJACKET CAPITAL, L.L.C.
  5.71%, 10/15/07 (b)(c)                                  2,000            2,000
  5.48%, 11/19/07 (b)(c)                                  1,000            1,000
                                                                     -----------
TOTAL VARIABLE-RATE OBLIGATIONS
(COST $132,890)                                                          132,890
                                                                     -----------

                                                      MATURITY
ISSUER                                                 AMOUNT           VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
OTHER INVESTMENTS  9.2% of net assets

REPURCHASE AGREEMENTS  9.2%
--------------------------------------------------------------------------------
CREDIT SUISSE SECURITIES (USA), L.L.C.
Tri-Party Repurchase Agreement dated 09/28/07,
  due 10/01/07 at 5.10%, fully collateralized
  by U.S. Government Securities with a value
  of $2,794                                               2,735            2,735
UBS FINANCIAL SERVICES, INC.
Tri-Party Repurchase Agreement, dated
  09/28/07, due 10/01/07 at 5.09%, fully
  collateralized by U.S. Government
  Securities with a value of $76,501.                    75,032           75,000
                                                                     -----------
TOTAL OTHER INVESTMENTS
(COST $77,735)                                                            77,735
                                                                     -----------

END OF INVESTMENTS.

At 09/30/07, the tax basis cost of the fund's investments was $844,325.

At 09/30/07, portfolio holdings included illiquid and/or restricted securities as follows:

ISSUER
RATE, ACQUISITION DATE                              FACE AMOUNT         VALUE
MATURITY DATE                                       ($ X 1,000)      ($ X 1,000)
THE GOLDMAN SACHS GROUP, INC.
  5.84%, 04/11/07, 10/11/07                               7,000            7,000

VICTORIA FINANCE, L.L.C.
  5.34%, 07/25/07, 10/23/07                               3,000            2,990

(a) Credit-enhanced security.
(b) Asset-backed security.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $302,581 or 35.8% of net assets.
(d) Illiquid and/or restricted security.

IDA -- Industrial development authority

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB INVESTOR MONEY FUND(TM)

PORTFOLIO HOLDINGS As of September 30, 2007, (Unaudited)

The following are the portfolio holdings as of the report date.
For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 76.3%  FIXED-RATE
        OBLIGATIONS                                   1,443,252       1,443,252

 14.7%  VARIABLE-RATE                                   277,849         277,849
        OBLIGATIONS

  9.5%  OTHER INVESTMENTS                               180,207         180,207
--------------------------------------------------------------------------------
100.5%  TOTAL INVESTMENTS                             1,901,308       1,901,308

(0.5)%  OTHER ASSETS AND
        LIABILITIES                                                      (9,373)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    1,891,935

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
FIXED-RATE OBLIGATIONS 76.3% of net assets

BANK NOTES 1.8%
--------------------------------------------------------------------------------
BANK OF AMERICA, N.A.
   5.50%, 12/03/07                                       24,000           24,000
   5.34%, 01/25/08                                       10,000           10,000
                                                                     -----------
                                                                          34,000
CERTIFICATES OF DEPOSIT 32.0%
--------------------------------------------------------------------------------
ABN AMRO BANK N.V.
   5.32%, 10/10/07                                        8,000            8,000
   5.34%, 02/04/08                                        2,000            2,000
   5.36%, 03/04/08                                        9,000            9,000
ALLIANCE & LEICESTER PLC
   5.39%, 11/13/07                                        7,000            7,000
   5.54%, 11/28/07                                        1,000            1,000
   5.32%, 04/18/08                                        6,000            6,000
BANCO BILBAO VIZCAYA ARGENTARIA S.A.
   5.20%, 12/21/07                                        6,000            6,000
   5.25%, 01/02/08                                       18,000           18,000
   5.34%, 01/25/08                                        2,000            2,000
BANK OF MONTREAL
   5.32%, 11/20/07                                        6,000            6,000
BANK OF THE WEST
   5.55%, 10/05/07                                        8,000            8,000
BARCLAYS BANK PLC
   5.33%, 10/02/07                                        4,000            4,000
   5.33%, 10/11/07                                        5,000            5,000
   5.30%, 10/24/07                                        1,000            1,000
   5.33%, 11/09/07                                       13,000           13,000
   5.34%, 12/03/07                                        1,000            1,000
   5.33%, 02/29/08                                       13,000           13,000
BAYERISCHE LANDESBANK
   5.32%, 10/30/07                                        7,000            7,000
BNP PARIBAS
   5.32%, 10/15/07                                       20,000           20,000
   5.32%, 10/17/07                                       12,000           12,000
   5.30%, 10/23/07                                        2,000            2,000
CALYON
   5.31%, 01/31/08                                       11,000           11,000
CANADIAN IMPERIAL BANK OF COMMERCE
   5.33%, 10/12/07                                        4,000            4,000
   5.28%, 02/07/08                                       17,000           17,000
CITIBANK, N.A.
   5.33%, 10/02/07                                        6,000            6,000
COMMERZBANK AG
   5.33%, 10/03/07                                        1,000            1,000
CREDIT AGRICOLE S.A.
   5.31%, 10/12/07                                       12,000           12,000
   5.35%, 01/18/08                                       13,000           13,000
CREDIT SUISSE
   5.38%, 11/08/07                                       12,000           12,000
   5.32%, 11/26/07                                        2,500            2,500
   5.56%, 03/10/08                                        8,000            8,000
   5.37%, 03/20/08                                        6,000            6,000
DEPFA BANK PLC
   5.32%, 10/22/07                                        5,000            5,000
DEUTSCHE BANK AG
   5.33%, 10/09/07                                        7,000            7,000
   5.31%, 10/11/07                                        9,000            9,000
   5.41%, 02/11/08                                       10,000           10,000
DNB NOR BANK ASA
   5.50%, 11/28/07                                        1,000            1,000
FIRST TENNESSEE BANK, N.A.
   5.32%, 10/19/07                                        5,000            5,000
FORTIS BANK
   5.31%, 11/16/07                                        1,000            1,000
   5.34%, 03/04/08                                       15,000           15,000
HBOS TREASURY SERVICES PLC
   5.63%, 12/18/07 (a)                                    9,000            9,000
   5.48%, 03/11/08 (a)                                    1,000            1,000
HSH NORDBANK AG
   5.33%, 10/11/07                                        5,000            5,000
ING BANK N.V.
   5.33%, 10/10/07                                        6,000            6,000
   5.53%, 11/15/07                                        8,000            8,000
INTESA SANPAOLO
   5.53%, 11/14/07                                       14,000           14,000
   5.32%, 11/26/07                                       20,000           20,000
LANDESBANK BADEN-WURTTEMBERG
   5.34%, 11/06/07                                       11,000           11,000
MITSUBISHI UFJ TRUST & BANKING CORP.
   5.33%, 10/15/07                                        8,000            8,000
   5.32%, 10/31/07                                        7,000            7,000
   5.20%, 12/11/07                                       10,000           10,000

SCHWAB INVESTOR MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
MIZUHO CORPORATE BANK LTD.
   5.53%, 11/28/07                                        3,000            3,000
   5.87%, 12/06/07                                        3,000            3,000
NATIONWIDE BUILDING SOCIETY
   5.53%, 11/16/07                                        2,000            2,000
   5.32%, 05/13/08                                        4,000            4,000
NATIXIS S.A.
   5.52%, 10/01/07                                        7,000            7,000
NORINCHUKIN BANK LTD.
   5.36%, 01/28/08                                        8,000            8,000
NORTHERN ROCK PLC
   5.33%, 10/10/07                                        8,000            8,000
   5.45%, 11/16/07                                        5,000            5,000
   5.52%, 11/20/07                                        1,000            1,000
   5.57%, 03/14/08                                        1,000            1,000
ROYAL BANK OF CANADA
   5.34%, 02/04/08                                        5,000            5,000
SKANDINAVISKA ENSKILDA BANKEN AB
   5.34%, 12/03/07                                        9,000            9,000
SOCIETE GENERALE
   5.33%, 10/16/07                                        1,000            1,000
   5.30%, 10/23/07                                       15,000           15,000
   5.34%, 10/29/07                                        3,000            3,000
SUMITOMO MITSUI BANKING CORP.
   5.87%, 10/12/07                                        3,000            3,000
   5.53%, 11/19/07                                       25,000           25,000
SUMITOMO TRUST & BANKING CO.
   5.85%, 12/06/07                                        1,000            1,000
   5.44%, 01/16/08                                        9,000            9,000
SVENSKA HANDELSBANKEN AB
   5.34%, 10/26/07                                        6,000            6,000
   5.53%, 11/14/07                                        7,000            7,000
TORONTO DOMINION BANK
   5.45%, 10/16/07                                        1,000            1,000
   5.02%, 03/25/08                                       25,000           25,000
UBS AG
   5.40%, 04/14/08                                       14,000           14,000
UNICREDITO ITALIANO S.P.A.
   5.31%, 11/13/07                                        2,000            2,000
   5.33%, 11/26/07                                        2,000            2,000
   5.52%, 11/28/07                                        2,000            2,000
   5.38%, 03/20/08                                       15,000           15,000
UNION BANK OF CALIFORNIA
   5.43%, 11/16/07                                        5,000            5,000
WASHINGTON MUTUAL BANK
   5.30%, 10/19/07                                        3,000            3,000
WESTPAC BANKING CORP.
   5.36%, 04/23/08                                       11,000           10,997
WILMINGTON TRUST CO.
   5.31%, 10/05/07                                        3,000            3,000
                                                                     -----------
                                                                         604,497
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 42.5%
--------------------------------------------------------------------------------
ALLIED IRISH BANKS NORTH AMERICA, INC.
   5.30%, 10/24/07 (a)                                    3,000            2,990
ALPINE SECURITIZATION CORP.
   5.30%, 10/19/07 (a)(b)(c)                              1,000              997
AMSTEL FUNDING CORP.
   5.31%, 10/29/07 (b)(c)                                15,000           14,940
   5.34%, 01/18/08 (b)(c)                                11,000           10,827
AMSTERDAM FUNDING CORP.
   5.33%, 10/02/07 (a)(b)(c)                              1,000            1,000
   5.30%, 10/25/07 (a)(b)(c)                              7,000            6,976
   6.08%, 11/06/07 (a)(b)(c)                              1,000              994
ANZ NATIONAL (INT'L) LTD.
   5.36%, 01/14/08 (a)                                    8,000            7,878
AQUINAS FUNDING, L.L.C.
   5.31%, 10/23/07 (a)(b)(c)                              1,172            1,168
   5.33%, 10/24/07 (a)(b)(c)                              5,000            4,983
   6.02%, 11/29/07 (a)(b)(c)                              1,000              990
   5.66%, 03/18/08 (a)(b)(c)                              1,000              974
ATLANTIC ASSET SECURITIZATION, L.L.C.
   6.24%, 10/22/07 (a)(b)(c)                              3,000            2,989
   6.26%, 10/26/07 (a)(b)(c)                              2,000            1,991
   6.27%, 10/29/07 (a)(b)(c)                              7,000            6,966
   6.09%, 11/21/07 (a)(b)(c)                              2,796            2,772
ATLANTIS ONE FUNDING CORP.
   5.32%, 10/12/07 (b)(c)                                 6,000            5,990
   5.30%, 10/19/07 (b)(c)                                 1,000              997
   5.35%, 01/18/08 (b)(c)                                 2,000            1,969
   5.37%, 02/14/08 (b)(c)                                 6,000            5,883
   5.34%, 02/25/08 (b)(c)                                 8,000            7,832
BANK OF AMERICA CORP.
   5.33%, 10/02/07                                        1,055            1,055
   5.32%, 10/05/07                                       10,000            9,994
   5.32%, 10/12/07                                        8,000            7,987
   5.31%, 10/17/07                                       12,000           11,972
BANK OF IRELAND
   5.35%, 01/14/08 (c)                                    9,000            8,863
BARCLAYS US FUNDING CORP.
   5.50%, 11/27/07 (a)                                    7,000            6,940
BEETHOVEN FUNDING CORP.
   5.86%, 10/10/07 (a)(b)(c)                              3,851            3,845
   6.20%, 12/04/07 (a)(b)(c)                              7,000            6,924
BETA FINANCE, INC.
   5.31%, 10/22/07 (b)(c)                                 9,000            8,973
CANCARA ASSET SECURITIZATION, L.L.C.
   5.32%, 10/11/07 (a)(b)(c)                              6,000            5,991
   5.36%, 01/08/08 (a)(b)(c)                             17,000           16,756
CC (USA), INC.
   5.33%, 10/25/07 (b)(c)                                 3,000            2,990
   5.34%, 11/05/07 (b)(c)                                 1,000              995
CITIGROUP FUNDING, INC.
   5.33%, 10/12/07 (a)                                    2,000            1,997
   5.33%, 10/19/07 (a)                                    6,000            5,984
   5.34%, 11/02/07 (a)                                    6,000            5,972
   5.36%, 11/05/07 (a)                                    6,000            5,969
   5.37%, 11/13/07 (a)                                    4,000            3,975
   5.38%, 11/15/07 (a)                                   10,000            9,934
   5.35%, 02/25/08 (a)                                   11,000           10,766
   5.56%, 03/11/08 (a)                                    3,000            2,927
   5.51%, 03/24/08 (a)                                   11,000           10,714
CLIPPER RECEIVABLES CO., L.L.C.
   5.78%, 10/19/07 (a)(b)(c)                             17,000           16,951
COBBLER FUNDING, L.L.C.
   5.34%, 10/25/07 (b)(c)                                 3,000            2,989
CONCORD MINUTEMEN CAPITAL CO., SERIES A
   5.35%, 01/03/08 (a)(b)(c)                              4,000            3,946

SCHWAB INVESTOR MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
DAKOTA CP NOTES OF CITIBANK CREDIT CARD
ISSUANCE TRUST
   5.32%, 10/10/07 (b)(c)                                 4,000            3,995
   6.10%, 11/27/07 (b)(c)                                 8,000            7,924
   6.20%, 11/29/07 (b)(c)                                 1,000              990
DNB NOR BANK ASA
   5.32%, 10/18/07                                        1,000              998
   5.30%, 10/26/07                                       10,000            9,964
FAIRWAY FINANCE CO., L.L.C.
   6.00%, 11/20/07 (a)(b)(c)                              2,000            1,984
   6.09%, 11/20/07 (a)(b)(c)                              7,000            6,942
FALCON ASSET SECURITIZATION CORP.
   5.34%, 11/02/07 (a)(b)(c)                              2,375            2,364
   5.37%, 11/05/07 (a)(b)(c)                             10,000            9,949
   6.22%, 11/13/07 (a)(b)(c)                              4,737            4,702
   6.00%, 11/27/07 (a)(b)(c)                             17,000           16,841
   6.14%, 12/03/07 (a)(b)(c)                              1,146            1,134
FIVE FINANCE, INC.
   5.32%, 10/15/07 (b)(c)                                 1,000              998
   5.33%, 11/20/07 (b)(c)                                 7,000            6,950
GALAXY FUNDING, INC.
   5.33%, 10/09/07 (b)(c)                                 4,000            3,995
GEMINI SECURITIZATION CORP., L.L.C.
   5.33%, 10/02/07 (a)(b)(c)                              1,000            1,000
   5.33%, 10/04/07 (a)(b)(c)                              5,000            4,998
   5.67%, 11/19/07 (a)(b)(c)                              5,000            4,962
   6.04%, 11/28/07 (a)(b)(c)                              2,000            1,981
   6.14%, 12/12/07 (a)(b)(c)                              2,000            1,976
GENERAL ELECTRIC CAPITAL CORP.
   5.32%, 10/18/07                                       18,000           17,955
   5.32%, 02/19/08                                        2,000            1,960
   5.38%, 03/04/08                                        1,500            1,467
GENERAL ELECTRIC CAPITAL SERVICES
   5.29%, 11/28/07                                        9,000            8,926
GRAMPIAN FUNDING, L.L.C.
   5.31%, 10/26/07 (a)(b)(c)                              5,000            4,982
   5.36%, 12/18/07 (a)(b)(c)                              2,000            1,977
GREENWICH CAPITAL HOLDINGS, INC.
   5.35%, 12/14/07 (a)(c)                                 1,000              989
HBOS TREASURY SERVICES PLC
   5.33%, 10/04/07 (a)                                    8,000            7,997
   5.54%, 10/05/07 (a)                                    2,000            1,999
HSBC U.S.A., INC.
   5.32%, 10/18/07                                        3,000            2,993
   5.30%, 10/23/07                                        1,000              997
HSH NORDBANK AG
   5.30%, 10/26/07                                        1,000              996
IRISH LIFE & PERMANENT PLC
   5.33%, 10/04/07 (c)                                    6,000            5,997
   5.70%, 11/15/07 (c)                                    3,000            2,979
JUPITER SECURITIZATION CORP.
   6.14%, 10/31/07 (a)(b)(c)                             10,000            9,949
   6.15%, 12/05/07 (a)(b)(c)                              9,000            8,902
   6.25%, 12/10/07 (a)(b)(c)                              6,000            5,928
K2 (USA), L.L.C.
   5.33%, 10/05/07 (b)(c)                                 1,000              999
   5.30%, 10/25/07 (b)(c)                                 3,000            2,990
   5.42%, 07/15/08 (b)(c)                                 2,000            2,000
LEXINGTON PARKER CAPITAL CO., L.L.C.
   5.35%, 11/05/07 (a)(b)(c)                              5,000            4,974
LINKS FINANCE, L.L.C.
   5.32%, 11/09/07 (b)(c)                                 3,000            2,983
MONT BLANC CAPITAL CORP.
   5.73%, 11/15/07 (a)(b)(c)                              6,000            5,958
MORGAN STANLEY
   5.43%, 02/20/08                                        2,000            1,958
NATIONWIDE BUILDING SOCIETY U.S.
   5.33%, 10/09/07                                        8,000            7,991
   5.30%, 10/15/07                                        1,000              998
NATIXIS COMMERCIAL PAPER CORP.
   5.33%, 10/03/07 (a)(c)                                 3,000            2,999
   5.33%, 10/23/07 (a)(c)                                 3,000            2,990
NIEUW AMSTERDAM RECEIVABLES CORP.
   5.32%, 10/10/07 (a)(b)(c)                              3,064            3,060
   5.18%, 03/27/08 (a)(b)(c)                              3,000            2,925
OLD LINE FUNDING, L.L.C.
   5.70%, 10/30/07 (a)(b)(c)                              4,000            3,982
   5.38%, 11/13/07 (a)(b)(c)                              7,000            6,956
   6.14%, 11/14/07 (a)(b)(c)                              2,000            1,985
PARK AVENUE RECEIVABLES CO., L.L.C.
   5.37%, 10/22/07 (a)(b)(c)                             12,000           11,963
   6.16%, 10/25/07 (a)(b)(c)                             10,000            9,959
   5.34%, 11/02/07 (a)(b)(c)                              1,375            1,369
   6.00%, 11/29/07 (a)(b)(c)                              6,000            5,942
PICAROS FUNDING, L.L.C.
   5.31%, 10/30/07 (a)(b)(c)                              1,000              996
RANGER FUNDING CO., L.L.C.
   6.16%, 10/22/07 (a)(b)(c)                              9,000            8,968
   6.16%, 10/29/07 (a)(b)(c)                              9,000            8,957
   6.26%, 10/29/07 (a)(b)(c)                              3,000            2,986
SANDLOT FUNDING, L.L.C.
   5.34%, 10/22/07 (a)(b)(c)                              2,000            1,994
   5.36%, 10/24/07 (a)(b)(c)                              7,000            6,976
SANTANDER CENTRAL HISPANO FINANCE
   (DELAWARE), INC.
   5.50%, 11/29/07 (a)                                   11,000           10,902
SCALDIS CAPITAL LTD.
   5.35%, 11/07/07 (a)(b)(c)                              4,000            3,978
SEDNA FINANCE, INC.
   5.38%, 10/30/07 (b)(c)                                 3,000            2,987
   5.35%, 11/01/07 (b)(c)                                 1,000              996
   5.41%, 06/13/08 (b)(c)                                 2,000            2,000
SIGMA FINANCE, INC.
   5.33%, 10/30/07 (b)(c)                                 3,000            2,987
   5.36%, 12/21/07 (b)(c)                                 7,000            6,918
   5.35%, 01/03/08 (b)(c)                                 3,000            2,959
SKANDINAVISKA ENSKILDA BANKEN AB
   5.30%, 10/22/07                                        1,000              997
   5.41%, 11/15/07                                        3,000            2,980
   5.04%, 03/19/08                                        5,000            4,884
SOCIETE GENERALE NORTH AMERICA, INC.
   5.52%, 11/07/07 (a)                                   11,000           10,938
SOLITAIRE FUNDING, L.L.C.
   6.10%, 11/30/07 (a)(b)(c)                             17,000           16,830

SCHWAB INVESTOR MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
   6.30%, 12/10/07 (a)(b)(c)                              9,000            8,892
SWEDBANK AB
   5.41%, 11/14/07                                       14,000           13,908
   5.05%, 03/19/08                                        4,500            4,395
THAMES ASSET GLOBAL SECURITISATION NO. 1, INC.
   6.38%, 10/05/07 (a)(b)(c)                              1,000              999
   5.95%, 11/06/07 (a)(b)(c)                              4,000            3,976
THUNDER BAY FUNDING, L.L.C.
   5.70%, 10/26/07 (a)(b)(c)                              3,456            3,443
TICONDEROGA FUNDING, L.L.C.
   6.19%, 10/02/07 (a)(b)(c)                             11,292           11,290
   6.29%, 10/03/07 (a)(b)(c)                              1,000            1,000
   6.33%, 10/03/07 (a)(b)(c)                              1,000            1,000
   6.34%, 10/17/07 (a)(b)(c)                              1,124            1,121
TULIP FUNDING CORP.
   5.99%, 11/20/07 (a)(b)(c)                              1,289            1,278
UBS FINANCE (DELAWARE), INC.
   5.32%, 10/01/07 (a)                                   28,000           28,000
   5.31%, 10/10/07 (a)                                    5,000            4,994
   5.32%, 10/16/07 (a)                                   11,000           10,976
   5.60%, 02/06/08 (a)                                    7,000            6,864
UNICREDITO ITALIANO BANK (IRELAND) PLC
   5.68%, 12/17/07 (a)(c)                                 1,000              988
VARIABLE FUNDING CAPITAL CORP.
   5.99%, 11/26/07 (a)(b)(c)                              2,000            1,982
VICTORIA FINANCE, L.L.C.
   5.33%, 10/29/07 (b)(c)(d)                              3,000            2,988
WESTPAC BANKING CORP.
   5.30%, 11/16/07 (c)                                    8,000            7,947
WESTPAC TRUST SECURITIES NZ LTD.
   5.34%, 10/09/07 (a)(c)                                 2,000            1,998
   5.30%, 10/15/07 (a)(c)                                 1,000              998
   5.30%, 10/18/07 (a)(c)                                 1,000              998
   5.76%, 10/23/07 (a)(c)                                 5,000            4,983
   5.33%, 11/26/07 (a)(c)                                 2,000            1,984
WHISTLEJACKET CAPITAL, L.L.C.
   5.33%, 10/10/07 (b)(c)                                 5,000            4,993
   5.32%, 10/15/07 (b)(c)                                 6,000            5,988
   5.33%, 10/23/07 (b)(c)                                 3,000            2,990
   5.35%, 10/30/07 (b)(c)                                 2,547            2,536
   5.34%, 01/24/08 (b)(c)                                 2,000            1,967
   5.42%, 06/16/08 (b)(c)                                 2,000            2,000
YORKTOWN CAPITAL, L.L.C.
   6.14%, 10/01/07 (a)(b)(c)                              3,000            3,000
   6.29%, 10/05/07 (a)(b)(c)                              1,000              999
   6.02%, 10/31/07 (a)(b)(c)                             15,000           14,926
   6.17%, 10/31/07 (a)(b)(c)                              3,000            2,985
                                                                     -----------
                                                                         804,755
                                                                     -----------
TOTAL FIXED-RATE OBLIGATIONS
(COST $1,443,252)                                                      1,443,252
                                                                     -----------
VARIABLE-RATE OBLIGATIONS 14.7% of net assets

BANK OF NOVA SCOTIA
   5.66%, 10/04/07                                       25,000           25,000
BARCLAYS BANK PLC
   5.71%, 10/16/07                                       10,000            9,999
BETA FINANCE, INC.
   5.13%, 10/25/07 (b)(c)                                16,000           16,001
BNP PARIBAS
   5.66%, 10/03/07                                        7,000            7,000
   5.66%, 10/03/07                                        2,000            2,000
CALIFORNIA POLLUTION CONTROL FINANCING
   AUTHORITY
   5.17%, 10/03/07 (a)                                    1,760            1,760
DEUTSCHE BANK AG
   5.87%, 10/12/07                                       19,000           19,000
   5.22%, 10/29/07                                       10,000           10,000
DEVELOPMENT AUTHORITY OF COLUMBUS, GA
   5.15%, 10/04/07 (a)                                    1,515            1,515
DEXIA CREDIT LOCAL S.A.
   5.09%, 10/25/07                                       10,500           10,499
EAGLE COUNTY, COLORADO TAXABLE HOUSING
   FACILITIES
   5.13%, 10/04/07 (a)                                    1,500            1,500
FIVE FINANCE, INC.
   5.32%, 10/09/07 (b)(c)                                 1,000            1,000
K2 (USA), L.L.C.
   5.72%, 10/15/07 (b)(c)                                 2,000            2,000
   5.39%, 11/01/07 (b)(c)                                10,000           10,003
LEXINGTON PARKER CAPITAL CO., L.L.C.
   5.31%, 10/09/07 (a)(b)(c)                              6,000            5,999
LIBERTY LIGHTHOUSE U.S. CAPITAL CO., L.L.C.
   5.32%, 10/02/07 (b)(c)                                 1,000            1,000
   5.54%, 10/02/07 (b)(c)                                 2,000            2,000
   5.32%, 10/10/07 (b)(c)                                 2,000            2,000
LINKS FINANCE, L.L.C.
   5.10%, 10/25/07 (b)(c)                                 4,000            4,000
LP PINEWOODS SPV
   5.13%, 10/04/07 (a)                                   15,000           15,000
MERRILL LYNCH & CO., INC.
   5.13%, 10/22/07                                       20,000           20,000
ROYAL BANK OF CANADA
   5.67%, 10/04/07                                       25,000           24,996
ROYAL BANK OF SCOTLAND PLC
   5.37%, 10/11/07 (c)                                    7,000            7,001
   5.07%, 10/26/07                                       18,000           17,997
SEDNA FINANCE, INC.
   5.78%, 10/12/07 (b)(c)                                 1,000            1,000
   5.52%, 11/15/07 (b)(c)                                 3,000            3,000
SIGMA FINANCE, INC.
   5.72%, 10/15/07 (b)(c)                                17,000           16,999
SOCIETE GENERALE
   5.78%, 10/17/07                                        4,000            4,000
SUMITOMO TRUST & BANKING CO.
   5.75%, 10/16/07                                        6,000            6,000
   5.75%, 10/16/07                                        4,000            4,000
   5.15%, 10/22/07                                        2,000            2,000
THE GOLDMAN SACHS GROUP, INC.
   5.84%, 10/11/07 (d)                                   15,000           15,000
VILLAGE OF STURTEVANT, WI
   5.20%, 10/04/07 (a)                                      580              580
WHISTLEJACKET CAPITAL, L.L.C.
   5.71%, 10/15/07 (b)(c)                                 4,000            4,000
   5.09%, 10/25/07 (b)(c)                                 2,000            2,000

SCHWAB INVESTOR MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
   5.48%, 11/19/07 (b)(c)                                 2,000            2,000
                                                                     -----------
TOTAL VARIABLE-RATE OBLIGATIONS
(COST $277,849)                                                          277,849
                                                                     -----------

                                                     MATURITY
ISSUER                                                AMOUNT            VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
OTHER INVESTMENTS 9.5% of net assets

REPURCHASE AGREEMENTS 9.5%
--------------------------------------------------------------------------------
CREDIT SUISSE SECURITIES (USA), L.L.C.
   Tri-Party Repurchase Agreement dated
      09/28/07, due 10/01/07 at 5.10%,
      fully collateralized by U.S.
      Government Security with a value of
      $5,314.                                             5,209            5,207
UBS FINANCIAL SERVICES, INC.
   Tri-Party Repurchase Agreement dated
      09/28/07, due 10/01/07 at 5.09%,
      fully collateralized by U.S.
      Government Securities with a value of
      $178,503.                                         175,074          175,000
                                                                     -----------
TOTAL OTHER INVESTMENTS
(COST $180,207)                                                          180,207
                                                                     -----------

END OF INVESTMENTS.

At 09/30/07, the tax basis cost of the fund's investments was $1,901,308.

At 09/30/07, portfolio holdings included illiquid and/or restricted securities as follows:

ISSUER
RATE, ACQUISITION DATE                              FACE AMOUNT         VALUE
MATURITY DATE                                       ($ X 1,000)      ($ X 1,000)
THE GOLDMAN SACHS GROUP, INC.
   5.84%, 04/11/07, 10/11/07                             15,000           15,000
VICTORIA FINANCE, L.L.C.
   5.33%, 07/26/07, 10/29/07                              3,000            2,988

(a)  Credit-enhanced security.
(b)  Asset-backed security.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,106,670 or 32.3% of net assets.
(d)  Illiquid and/or restricted security.

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB U.S. TREASURY MONEY FUND(TM)

PORTFOLIO HOLDINGS As of September 30, 2007, (Unaudited)

The following are the portfolio holdings as of the report date.
For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
102.4%   U.S. GOVERNMENT                              7,361,162       7,361,162
         SECURITIES
--------------------------------------------------------------------------------
102.4%   TOTAL INVESTMENTS                            7,361,162       7,361,162

(2.4)%   OTHER ASSETS AND
         LIABILITIES                                                   (170,847)
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                   7,190,315

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
U.S. GOVERNMENT SECURITIES 102.4% of net assets

TREASURY NOTES 15.7%
--------------------------------------------------------------------------------
U.S. TREASURY NOTES
   4.25%, 10/31/07                                      122,540          122,601
   3.00%, 11/15/07                                       13,615           13,582
   4.25%, 11/30/07                                      325,000          324,943
   4.38%, 12/31/07                                      203,000          202,978
   4.38%, 01/31/08                                      165,000          164,644
   3.00%, 02/15/08                                       19,545           19,400
   3.38%, 02/15/08                                        1,415            1,411
   4.63%, 02/29/08                                       88,535           88,677
   4.88%, 04/30/08                                       78,805           78,725
   2.63%, 05/15/08                                       48,480           47,953
   3.75%, 05/15/08                                       13,260           13,210
   5.63%, 05/15/08                                       50,000           50,371
                                                                     -----------
                                                                       1,128,495
U.S. TREASURY BILLS 86.7%
--------------------------------------------------------------------------------
U.S. TREASURY BILLS
   4.16%, 10/04/07                                          560              559
   4.39%, 10/04/07                                       33,360           33,349
   4.42%, 10/04/07                                        8,780            8,777
   4.83%, 10/04/07                                       75,000           74,970
   4.86%, 10/04/07                                      125,000          124,950
   4.87%, 10/04/07                                      121,295          121,246
   4.90%, 10/04/07                                       40,000           39,984
   4.94%, 10/04/07                                       50,000           49,980
   3.76%, 10/11/07                                        2,565            2,562
   3.87%, 10/11/07                                       30,000           29,969
   4.89%, 10/11/07                                       75,000           74,900
   5.00%, 10/11/07                                       50,000           49,932
   3.17%, 10/18/07                                        2,460            2,456
   3.54%, 10/18/07                                      167,900          167,620
   3.56%, 10/18/07                                      150,000          149,749
   4.81%, 10/18/07                                       50,000           49,888
   4.90%, 10/18/07                                       50,000           49,886
   4.91%, 10/18/07                                      100,000           99,771
   4.78%, 10/25/07                                        3,490            3,479
   4.83%, 10/25/07                                       41,400           41,268
   4.91%, 10/25/07                                       15,095           15,046
   4.92%, 10/25/07                                       50,000           49,838
   4.84%, 11/01/07                                      100,000           99,589
   4.85%, 11/01/07                                       50,000           49,794
   3.27%, 11/08/07                                       76,050           75,789
   4.81%, 11/08/07                                       40,000           39,800
   4.86%, 11/08/07                                       23,335           23,217
   3.53%, 11/15/07                                       97,625           97,182
   3.66%, 11/15/07                                      100,000           99,563
   3.86%, 11/15/07                                       25,000           24,881
   4.38%, 11/15/07                                      140,000          139,241
   4.72%, 11/15/07                                      150,000          149,126
   4.73%, 11/15/07                                      100,000           99,416
   2.87%, 11/23/07                                       95,000           94,601
   3.70%, 11/23/07                                        1,085            1,079
   3.47%, 11/29/07                                      133,000          132,250
   3.77%, 11/29/07                                        2,035            2,023
   3.87%, 11/29/07                                      100,000           99,372
   3.98%, 11/29/07                                      100,000           99,356
   4.39%, 11/29/07                                       50,000           49,645
   4.40%, 11/29/07                                      150,000          148,933
   4.48%, 11/29/07                                      100,000           99,274
   4.56%, 11/29/07                                       43,635           43,313
   4.60%, 11/29/07                                       50,000           49,627
   4.16%, 12/06/07                                      200,000          198,489
   4.25%, 12/06/07                                       50,000           49,615
   4.26%, 12/06/07                                       30,000           29,769
   4.32%, 12/06/07                                       30,000           29,765
   4.42%, 12/06/07                                       40,000           39,680
   3.86%, 12/13/07                                       50,000           49,613
   3.88%, 12/13/07                                       75,000           74,416
   3.90%, 12/13/07                                      100,000           99,217
   3.92%, 12/13/07                                      100,000           99,213
   3.94%, 12/20/07                                      100,000           99,132
   4.00%, 12/20/07                                      100,000           99,120
   4.02%, 12/20/07                                       50,000           49,558
   4.09%, 12/20/07                                       21,000           20,811
   3.79%, 12/27/07                                       75,000           74,320
   3.81%, 12/27/07                                       75,000           74,317
   3.81%, 01/03/08                                      200,000          198,094
   4.93%, 01/03/08                                      120,950          119,431
   4.94%, 01/03/08                                       50,000           49,371
   4.95%, 01/03/08                                       90,000           88,865
   3.95%, 01/10/08                                        8,295            8,204
   4.94%, 01/10/08                                        5,785            5,707
   4.95%, 01/10/08                                      100,000           98,645
   4.96%, 01/10/08                                      102,075          100,689
   4.96%, 01/17/08                                        6,475            6,381
   4.99%, 01/17/08                                       25,000           24,635
   4.13%, 01/24/08                                       42,935           42,377
   4.84%, 01/24/08                                       30,715           30,251
   5.00%, 01/24/08                                       80,000           78,753

SCHWAB U.S. TREASURY MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
   5.01%, 01/24/08                                       40,000           39,376
   3.71%, 01/31/08                                       75,000           74,072
   3.81%, 01/31/08                                       40,000           39,492
   3.92%, 02/07/08                                       75,000           73,965
   4.52%, 02/07/08                                       50,000           49,208
   4.55%, 02/07/08                                       35,000           34,442
   4.76%, 02/07/08                                       50,000           49,166
   4.26%, 02/14/08                                       10,000            9,843
   4.35%, 02/14/08                                       50,000           49,195
   4.84%, 02/14/08                                      150,000          147,325
   4.03%, 02/21/08                                       16,495           16,236
   4.47%, 02/28/08                                      100,000           98,179
   4.50%, 02/28/08                                       50,000           49,083
   4.69%, 02/28/08                                       50,000           49,046
   4.34%, 03/06/08                                        4,140            4,063
   4.35%, 03/06/08                                       50,000           49,071
   4.38%, 03/06/08                                       30,000           29,439
   4.51%, 03/06/08                                       40,000           39,231
   4.15%, 03/13/08                                       40,000           39,258
   4.16%, 03/13/08                                      100,000           98,146
   4.17%, 03/13/08                                       50,000           49,071
   4.25%, 03/13/08                                       35,000           34,336
   4.31%, 03/13/08                                       40,000           39,231
   4.14%, 03/20/08                                       50,000           49,038
   4.16%, 03/20/08                                       50,000           49,033
   4.20%, 03/20/08                                       40,000           39,219
   4.05%, 03/27/08                                       40,000           39,215
                                                                     -----------
                                                                       6,232,667
                                                                     -----------
TOTAL U.S. GOVERNMENT SECURITIES
(COST $7,361,162)                                                      7,361,162
                                                                     -----------

END OF INVESTMENTS.

At 09/30/07, the tax basis cost of the fund's investments was $7,361,162.

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB VALUE ADVANTAGE MONEY FUND(TM)

PORTFOLIO HOLDINGS As of September 30, 2007, (Unaudited)

The following are the portfolio holdings as of the report date.
For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 73.9%  FIXED-RATE
        OBLIGATIONS                                  39,901,697       39,901,697

 15.9%  VARIABLE-RATE                                 8,584,932        8,584,932
        OBLIGATIONS

  9.9%  OTHER INVESTMENTS                             5,359,957        5,359,957
--------------------------------------------------------------------------------
 99.7%  TOTAL INVESTMENTS                            53,846,586       53,846,586

  0.3%  OTHER ASSETS AND
        LIABILITIES                                                      155,360
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    54,001,946

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
FIXED-RATE OBLIGATIONS 73.9% of net assets

BANK NOTES 1.9%
--------------------------------------------------------------------------------
BANK OF AMERICA, N.A.
   5.32%, 10/19/07                                      336,000          336,000
   5.32%, 10/23/07                                      100,000          100,000
   5.30%, 11/14/07                                       23,000           23,000
   5.50%, 12/03/07                                      588,000          588,000
                                                                     -----------
                                                                       1,047,000
CERTIFICATES OF DEPOSIT 25.5%
--------------------------------------------------------------------------------
ABN AMRO BANK N.V.
   5.32%, 10/10/07                                       42,000           42,000
   5.30%, 10/31/07                                      460,000          460,000
   5.32%, 11/26/07                                       45,000           45,000
   5.30%, 12/19/07                                      145,000          145,000
   5.34%, 02/04/08                                      263,000          263,000
ALLIANCE & LEICESTER PLC
   5.52%, 11/26/07                                      150,000          150,000
   5.54%, 11/28/07                                      185,000          185,000
   5.32%, 04/18/08                                        7,000            7,000
BANCO BILBAO VIZCAYA ARGENTARIA S.A.
   5.20%, 12/21/07                                      189,000          189,000
   5.25%, 01/02/08                                       80,000           80,000
BANK OF IRELAND
   5.32%, 10/29/07                                       94,000           94,000
   5.32%, 01/23/08                                       55,000           55,000
BANK OF MONTREAL
   5.32%, 11/20/07                                       29,000           29,000
   5.35%, 01/22/08                                       89,000           88,999
   5.37%, 03/20/08                                      120,000          120,000
BARCLAYS BANK PLC
   5.33%, 10/11/07                                       79,000           79,000
   5.33%, 11/09/07                                      458,000          458,000
   5.34%, 12/03/07                                        9,000            9,000
   5.32%, 02/22/08                                       12,000           12,000
   5.47%, 03/13/08                                      210,000          210,000
   5.34%, 04/03/08                                      152,000          152,002
BAYERISCHE LANDESBANK
   5.32%, 10/30/07                                       57,000           57,000
BNP PARIBAS
   5.32%, 10/15/07                                      414,000          414,000
   5.32%, 10/17/07                                      147,000          147,000
   5.30%, 10/31/07                                       45,000           45,000
   5.31%, 11/01/07                                      356,000          356,000
   5.31%, 11/05/07                                      122,000          122,000
   5.31%, 11/07/07                                        6,000            6,000
   5.31%, 11/15/07                                       10,000           10,000
   5.35%, 01/22/08                                      138,000          138,000
CALYON
   5.30%, 10/12/07                                       30,000           30,000
   5.31%, 01/31/08                                       98,000           98,000
   5.38%, 04/11/08                                       39,000           39,000
CANADIAN IMPERIAL BANK OF COMMERCE
   5.33%, 10/12/07                                        8,000            8,000
   5.53%, 11/14/07                                      161,000          161,000
   5.42%, 11/19/07                                      100,000          100,000
   5.42%, 11/20/07                                      156,000          156,000
   5.28%, 02/07/08                                       39,000           39,000
CITIBANK, N.A.
   5.33%, 10/03/07                                      170,000          170,000
COMMERZBANK AG
   5.33%, 10/03/07                                       37,000           37,000
CREDIT AGRICOLE S.A.
   5.31%, 10/12/07                                      187,000          187,000
   5.31%, 11/07/07                                       29,000           29,000
   5.32%, 11/19/07                                      125,000          124,998
   5.30%, 01/15/08                                      264,000          264,000
   5.35%, 01/18/08                                       17,000           17,000
   5.37%, 04/09/08                                       31,000           31,000
CREDIT SUISSE
   5.31%, 11/07/07                                      150,000          150,000
   5.32%, 11/26/07                                       14,500           14,500
   5.56%, 03/10/08                                      571,000          571,000
   5.37%, 03/20/08                                      170,000          170,000
DEPFA BANK PLC
   5.32%, 10/22/07                                      123,000          123,000
   5.46%, 02/12/08                                       25,000           25,000
   5.37%, 02/20/08                                       65,000           65,000
DEUTSCHE BANK AG
   5.33%, 10/09/07                                       29,000           29,000
   5.30%, 10/10/07                                       20,000           20,000
   5.31%, 10/11/07                                       34,000           34,000
   5.32%, 11/19/07                                       17,000           17,000
   5.41%, 02/11/08                                      227,000          227,000
DNB NOR BANK ASA
   5.50%, 11/28/07                                       92,000           92,000
   5.64%, 01/10/08                                       25,000           25,000

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
DRESDNER BANK AG
   5.35%, 01/14/08                                       48,000           48,000
   5.35%, 01/17/08                                      100,000          100,000
FORTIS BANK
   5.31%, 11/16/07                                      150,000          150,000
   5.34%, 03/04/08                                       66,000           66,000
HBOS TREASURY SERVICES PLC
   5.32%, 10/18/07 (a)                                   63,000           63,000
   5.33%, 11/29/07 (a)                                   50,000           50,000
   5.64%, 01/10/08 (a)                                   50,000           50,000
   5.31%, 02/22/08 (a)                                   19,000           19,000
   5.34%, 03/03/08 (a)                                   20,000           20,000
HSH NORDBANK AG
   5.33%, 10/11/07                                       19,000           19,000
   5.38%, 11/08/07                                       50,000           50,000
ING BANK N.V.
   5.33%, 10/10/07                                      285,000          285,000
   5.53%, 11/15/07                                      229,000          229,000
   5.33%, 11/30/07                                       19,000           19,000
INTESA SANPAOLO
   5.53%, 11/14/07                                       58,000           58,000
   5.32%, 11/26/07                                      121,000          121,000
LANDESBANK BADEN-WURTTEMBERG
   5.34%, 11/06/07                                       82,000           82,000
   5.44%, 11/13/07                                       65,000           65,000
   5.32%, 11/14/07                                       40,000           40,000
MITSUBISHI UFJ TRUST & BANKING CORP.
   5.33%, 10/15/07                                       40,000           40,000
   5.32%, 10/31/07                                       23,000           23,000
   5.38%, 11/16/07                                       15,000           15,000
MIZUHO CORPORATE BANK LTD.
   5.87%, 12/06/07                                      490,000          490,000
NATIONWIDE BUILDING SOCIETY
   5.53%, 11/16/07                                       53,000           53,000
   5.32%, 05/13/08                                      100,000          100,000
   5.30%, 05/14/08                                        6,000            6,000
NATIXIS S.A.
   5.52%, 10/01/07                                       32,000           32,000
NORINCHUKIN BANK LTD.
   5.52%, 11/19/07                                        9,000            9,000
   5.36%, 01/28/08                                      256,000          255,996
NORTHERN ROCK PLC
   5.33%, 10/10/07                                      112,000          112,000
   5.45%, 11/16/07                                       80,000           80,000
   5.54%, 11/28/07                                       35,000           35,000
ROYAL BANK OF CANADA
   5.34%, 02/04/08                                      175,000          175,000
SKANDINAVISKA ENSKILDA BANKEN AB
   5.32%, 10/24/07                                       94,000           94,000
   5.34%, 12/03/07                                       35,000           35,000
   5.37%, 03/17/08                                      139,000          139,000
SOCIETE GENERALE
   5.31%, 10/12/07                                       65,000           65,000
   5.32%, 10/17/07                                       80,000           80,000
   5.30%, 10/29/07                                       24,000           24,000
   5.34%, 10/29/07                                       41,000           41,000
   5.33%, 11/08/07                                       24,000           24,000
   5.82%, 12/07/07                                       76,000           76,000
   5.39%, 03/12/08                                       19,000           19,000
   5.37%, 03/26/08                                       50,000           50,000
   5.34%, 04/07/08                                       56,000           56,000
SUMITOMO MITSUI BANKING CORP.
   5.87%, 10/11/07                                      101,000          101,000
   5.87%, 10/12/07                                       20,000           20,000
SUMITOMO TRUST & BANKING CO.
   5.55%, 11/30/07                                       70,000           70,000
   5.44%, 01/16/08                                       70,000           70,000
   5.37%, 01/22/08                                       79,000           79,000
   5.40%, 04/11/08                                       54,000           54,000
SVENSKA HANDELSBANKEN AB
   5.34%, 10/26/07                                       17,000           17,000
   5.53%, 11/14/07                                      185,000          185,000
TORONTO DOMINION BANK
   5.31%, 11/20/07                                       22,000           22,000
   5.34%, 02/04/08                                      100,000          100,000
   5.34%, 03/28/08                                       75,000           75,000
UBS AG
   5.40%, 04/14/08                                      136,000          136,000
   5.35%, 04/15/08                                      265,000          265,000
   5.27%, 05/12/08                                       10,000           10,000
   5.28%, 05/13/08                                      270,000          270,000
UNICREDITO ITALIANO S.P.A.
   5.31%, 11/13/07                                       90,000           90,000
   5.33%, 11/26/07                                       49,000           49,000
   5.33%, 11/30/07                                      250,000          250,000
   5.60%, 11/30/07                                      125,000          125,000
   5.35%, 12/27/07                                      187,000          187,000
   5.36%, 01/11/08                                       17,000           17,000
   5.35%, 01/18/08                                       38,000           38,000
   5.37%, 03/18/08                                       10,000           10,000
UNION BANK OF CALIFORNIA
   5.43%, 11/16/07                                      132,000          132,000
WACHOVIA BANK, N.A.
   5.40%, 03/27/08                                      100,000          100,000
WASHINGTON MUTUAL BANK
   5.30%, 10/19/07                                       89,000           89,000
   5.32%, 10/22/07                                      100,000          100,000
WESTPAC BANKING CORP.
   5.37%, 04/10/08                                       76,000           76,000
   5.36%, 04/23/08                                       79,000           78,983
WILMINGTON TRUST CO.
   5.31%, 10/18/07                                       46,000           46,000
                                                                     -----------
                                                                      13,746,478
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS  45.9%
--------------------------------------------------------------------------------
ALLIANCE & LEICESTER PLC
   5.32%, 10/24/07 (c)                                   86,000           85,712
AMSTEL FUNDING CORP.
   6.04%, 11/20/07 (b)(c)                               149,370          148,136
   5.34%, 01/18/08 (b)(c)                                60,464           59,511
AMSTERDAM FUNDING CORP.
   5.33%, 10/02/07 (a)(b)(c)                             24,000           23,996
   6.08%, 11/06/07 (a)(b)(c)                             25,000           24,850
ANGLO IRISH BANK
   5.33%, 10/05/07 (c)                                   46,000           45,973
   5.35%, 01/02/08 (c)                                   25,000           24,664
   5.36%, 01/10/08 (c)                                   43,000           42,371
   5.50%, 03/12/08 (c)                                   43,000           41,959
ANZ NATIONAL (INT'L) LTD.
   5.32%, 11/26/07 (a)                                  245,000          243,026
   5.36%, 01/14/08 (a)                                   14,000           13,787

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
AQUINAS FUNDING, L.L.C.
   5.31%, 10/10/07 (a)(b)(c)                             20,544           20,517
   5.31%, 10/23/07 (a)(b)(c)                             16,000           15,949
   5.31%, 11/02/07 (a)(b)(c)                             14,091           14,026
   5.31%, 11/16/07 (a)(b)(c)                             29,000           28,809
   6.17%, 11/27/07 (a)(b)(c)                             34,000           33,673
   5.33%, 11/29/07 (a)(b)(c)                             35,964           35,658
   5.35%, 01/09/08 (a)(b)(c)                             15,000           14,783
   5.66%, 03/18/08 (a)(b)(c)                             15,000           14,613
ATLANTIC ASSET SECURITIZATION, L.L.C.
   5.33%, 10/09/07 (a)(b)(c)                             64,291           64,216
   6.23%, 10/12/07 (a)(b)(c)                             15,000           14,972
   5.93%, 10/15/07 (a)(b)(c)                            100,000           99,771
   6.24%, 10/22/07 (a)(b)(c)                             12,076           12,032
   6.29%, 10/23/07 (a)(b)(c)                             40,000           39,847
   6.27%, 10/29/07 (a)(b)(c)                             26,424           26,297
   6.20%, 10/30/07 (a)(b)(c)                             41,000           40,797
   6.26%, 10/30/07 (a)(b)(c)                             10,000            9,950
   6.12%, 11/02/07 (a)(b)(c)                             54,440           54,146
   6.06%, 11/13/07 (a)(b)(c)                             80,238           79,663
   6.09%, 11/19/07 (a)(b)(c)                             96,000           95,216
ATLANTIS ONE FUNDING CORP.
   5.32%, 10/12/07 (b)(c)                                17,000           16,973
   5.31%, 10/18/07 (b)(c)                                 6,000            5,985
   5.32%, 10/18/07 (b)(c)                               137,046          136,711
   5.33%, 10/29/07 (b)(c)                                40,000           39,836
   5.30%, 10/30/07 (b)(c)                                23,000           22,904
   5.37%, 11/07/07 (b)(c)                                 8,650            8,603
   5.32%, 11/26/07 (b)(c)                                11,000           10,911
   5.35%, 01/18/08 (b)(c)                               154,000          151,573
   5.34%, 01/25/08 (b)(c)                                38,013           37,376
   5.37%, 02/14/08 (b)(c)                               200,000          196,086
BANK OF AMERICA CORP.
   5.32%, 10/05/07                                       21,000           20,988
   5.32%, 10/12/07                                       96,000           95,846
   5.31%, 10/17/07                                      149,000          148,656
   5.32%, 11/26/07                                      163,000          161,687
BANK OF IRELAND
   5.31%, 10/12/07 (c)                                   22,000           21,965
   5.31%, 11/08/07 (c)                                   23,000           22,874
   5.35%, 01/14/08 (c)                                   19,000           18,712
   5.42%, 01/16/08 (c)                                   21,000           20,669
BARCLAYS US FUNDING CORP.
   5.33%, 10/03/07 (a)                                   33,000           32,990
   5.33%, 10/10/07 (a)                                  125,000          124,836
   5.32%, 10/11/07 (a)                                   53,000           52,923
   5.32%, 10/19/07 (a)                                  161,000          160,577
   5.33%, 11/09/07 (a)                                    9,000            8,949
   5.50%, 11/27/07 (a)                                  216,000          214,145
BEETHOVEN FUNDING CORP.
   6.43%, 10/11/07 (a)(b)(c)                            135,000          134,760
   5.75%, 10/15/07 (a)(b)(c)                             21,000           20,953
   6.44%, 10/17/07 (a)(b)(c)                             12,000           11,966
   6.20%, 12/04/07 (a)(b)(c)                             65,000           64,295
   5.94%, 12/14/07 (a)(b)(c)                             38,000           37,543
BETA FINANCE, INC.
   5.31%, 10/22/07 (b)(c)                                50,000           49,849
   5.34%, 11/05/07 (b)(c)                               177,500          176,592
CANCARA ASSET SECURITIZATION, L.L.C.
   5.32%, 10/11/07 (a)(b)(c)                             20,000           19,971
   5.98%, 10/17/07 (a)(b)(c)                             93,000           92,754
   5.34%, 11/30/07 (a)(b)(c)                             38,008           37,679
   6.23%, 12/13/07 (a)(b)(c)                            300,000          296,271
   5.36%, 01/08/08 (a)(b)(c)                              7,000            6,900
   5.28%, 01/14/08 (a)(b)(c)                            211,000          207,800
CATHOLIC HEALTH INITIATIVE
SERIES A
   5.33%, 10/10/07 (a)                                   23,000           23,000
CC (USA), INC.
   5.33%, 10/23/07 (b)(c)                                40,045           39,917
   5.33%, 10/25/07 (b)(c)                                64,000           63,776
   5.34%, 11/05/07 (b)(c)                                18,000           17,908
CITIGROUP FUNDING, INC.
   5.33%, 10/12/07 (a)                                   42,000           41,932
   5.34%, 10/12/07 (a)                                  126,000          125,797
   5.33%, 10/19/07 (a)                                  132,000          131,653
   5.33%, 10/25/07 (a)                                  100,000           99,649
   5.33%, 10/29/07 (a)                                  262,000          260,928
   5.35%, 10/30/07 (a)                                  100,000           99,575
   5.36%, 11/05/07 (a)                                   50,000           49,743
   5.37%, 11/06/07 (a)                                  160,000          159,152
   5.36%, 11/07/07 (a)                                   53,000           52,712
   5.37%, 11/13/07 (a)                                  150,000          149,052
   5.32%, 11/14/07 (a)                                   16,000           15,899
   5.38%, 11/15/07 (a)                                   14,000           13,907
   5.34%, 01/23/08 (a)                                   93,000           91,469
   5.34%, 01/24/08 (a)                                  100,000           98,339
   5.35%, 01/25/08 (a)                                  200,000          196,646
   5.35%, 01/28/08 (a)                                   60,000           58,968
   5.35%, 02/25/08 (a)                                  183,000          179,111
   5.56%, 03/11/08 (a)                                  218,000          212,700
   5.51%, 03/24/08 (a)                                   28,000           27,272
CLIPPER RECEIVABLES CO., L.L.C.
   6.08%, 10/11/07 (a)(b)(c)                             50,000           49,916
   6.29%, 10/15/07 (a)(b)(c)                             86,000           85,791
   6.11%, 10/18/07 (a)(b)(c)                             40,000           39,885
   6.11%, 10/22/07 (a)(b)(c)                            150,000          149,469
COBBLER FUNDING, L.L.C.
   5.35%, 10/25/07 (b)(c)                                78,600           78,323
COMMERZBANK US FINANCE, INC.
   5.32%, 10/15/07 (a)                                    7,000            6,986
CONCORD MINUTEMEN CAPITAL CO., SERIES A
   5.33%, 10/01/07 (a)(b)(c)                             71,518           71,518
   5.32%, 10/11/07 (a)(b)(c)                             20,000           19,971
   5.32%, 10/16/07 (a)(b)(c)                             75,210           75,048
   5.35%, 01/03/08 (a)(b)(c)                             97,752           96,422
   5.35%, 01/14/08 (a)(b)(c)                            102,773          101,211
CROWN POINT CAPITAL CO., L.L.C.
   5.33%, 10/19/07 (a)(b)(c)                             73,000           72,811
DAKOTA CP NOTES OF CITIBANK CREDIT CARD
ISSUANCE TRUST
   5.33%, 10/03/07 (b)(c)                                56,000           55,984
   5.33%, 10/16/07 (b)(c)                               113,000          112,753
   5.33%, 10/17/07 (b)(c)                                31,800           31,726
   5.33%, 10/19/07 (b)(c)                                20,000           19,947
   6.10%, 11/27/07 (b)(c)                                22,000           21,791

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
   6.20%, 11/29/07 (b)(c)                                10,000            9,900
   6.22%, 12/14/07 (b)(c)                                35,000           34,561
   6.22%, 12/17/07 (b)(c)                                25,000           24,674
DANSKE CORP.
   5.30%, 12/19/07 (a)(c)                               154,000          152,264
   5.30%, 02/22/08 (a)(c)                               115,000          112,659
DNB NOR BANK ASA
   5.32%, 10/12/07                                       39,200           39,138
   5.32%, 10/18/07                                       50,000           49,878
DORADA FINANCE, INC.
   5.34%, 11/05/07 (b)(c)                                32,000           31,836
   5.34%, 11/09/07 (b)(c)                                41,000           40,766
FAIRWAY FINANCE CO., L.L.C.
   6.38%, 10/05/07 (a)(b)(c)                             28,000           27,980
   6.32%, 11/09/07 (a)(b)(c)                             33,000           32,777
   6.00%, 11/19/07 (a)(b)(c)                             44,000           43,646
FALCON ASSET SECURITIZATION CORP.
   6.33%, 10/05/07 (a)(b)(c)                             70,556           70,507
   6.30%, 10/15/07 (a)(b)(c)                            150,000          149,635
   6.33%, 10/22/07 (a)(b)(c)                            112,000          111,590
   5.34%, 11/02/07 (a)(b)(c)                             55,000           54,742
   5.37%, 11/05/07 (a)(b)(c)                             87,382           86,932
   6.22%, 11/16/07 (a)(b)(c)                             21,000           20,835
   6.00%, 11/27/07 (a)(b)(c)                            275,000          272,431
FIVE FINANCE, INC.
   5.33%, 10/05/07 (b)(c)                                43,000           42,975
   5.32%, 10/15/07 (b)(c)                                19,000           18,962
   5.32%, 11/20/07 (b)(c)                                50,000           49,640
   5.33%, 11/20/07 (b)(c)                                24,000           23,827
GEMINI SECURITIZATION CORP., L.L.C.
   5.33%, 10/02/07 (a)(b)(c)                             20,000           19,997
   5.33%, 10/04/07 (a)(b)(c)                              8,000            7,996
   5.33%, 10/09/07 (a)(b)(c)                             25,000           24,971
   5.32%, 10/11/07 (a)(b)(c)                             40,000           39,942
   5.40%, 11/06/07 (a)(b)(c)                             12,000           11,936
   5.37%, 11/07/07 (a)(b)(c)                             30,000           29,837
   5.39%, 11/07/07 (a)(b)(c)                            100,000           99,453
   5.67%, 11/19/07 (a)(b)(c)                             54,000           53,590
   6.09%, 11/28/07 (a)(b)(c)                             90,000           89,130
   6.04%, 11/28/07 (a)(b)(c)                             10,000            9,904
   6.25%, 12/10/07 (a)(b)(c)                             23,000           22,725
GENERAL ELECTRIC CAPITAL CORP.
   5.32%, 10/18/07                                      136,000          135,663
   5.32%, 02/19/08                                      231,000          226,368
   5.38%, 03/04/08                                       12,000           11,733
   5.33%, 03/20/08                                       15,000           14,634
GRAMPIAN FUNDING, L.L.C.
   5.31%, 10/26/07 (a)(b)(c)                             22,000           21,921
   5.37%, 11/07/07 (a)(b)(c)                             80,000           79,564
   5.32%, 11/26/07 (a)(b)(c)                             10,000            9,919
GREENWICH CAPITAL HOLDINGS, INC.
   5.52%, 11/16/07 (a)(c)                                21,000           20,854
   5.35%, 12/14/07 (a)(c)                                97,000           95,964
HBOS TREASURY SERVICES PLC
   5.32%, 10/03/07 (a)                                   13,590           13,586
   5.33%, 10/05/07 (a)                                   57,000           56,967
   5.33%, 10/09/07 (a)                                  150,000          149,825
   5.33%, 10/10/07 (a)                                  140,000          139,816
   5.32%, 10/11/07 (a)                                   65,078           64,983
   5.32%, 10/12/07 (a)                                   23,500           23,462
HSBC U.S.A., INC.
   5.32%, 10/18/07                                      144,000          143,643
   5.30%, 10/23/07                                       15,000           14,953
   5.33%, 11/02/07                                       52,000           51,757
HSH NORDBANK AG
   5.30%, 10/26/07                                       53,000           52,810
INTESA FUNDING, L.L.C.
   5.30%, 11/15/07 (a)                                  208,000          206,658
IRISH LIFE & PERMANENT PLC
   5.33%, 10/09/07 (c)                                  100,000           99,883
   5.33%, 10/12/07 (c)                                   44,000           43,929
   5.33%, 10/17/07 (c)                                   53,000           52,876
   5.35%, 01/16/08 (c)                                   41,000           40,366
JUPITER SECURITIZATION CORP.
   6.33%, 10/22/07 (a)(b)(c)                            159,000          158,418
   6.12%, 10/30/07 (a)(b)(c)                            111,705          111,161
   6.14%, 10/31/07 (a)(b)(c)                             60,000           59,697
   6.15%, 12/05/07 (a)(b)(c)                            180,000          178,034
   6.25%, 12/10/07 (a)(b)(c)                            190,000          187,728
K2 (USA), L.L.C.
   5.32%, 10/02/07 (b)(c)                                48,000           47,993
   5.30%, 10/25/07 (b)(c)                                25,000           24,914
   5.34%, 10/30/07 (b)(c)                                46,000           45,805
   5.31%, 11/06/07 (b)(c)                                 9,500            9,451
   5.30%, 11/13/07 (b)(c)                                17,500           17,392
   5.40%, 11/15/07 (b)(c)                                16,000           15,894
   5.34%, 01/24/08 (b)(c)                                21,000           20,651
   5.42%, 07/15/08 (b)(c)                                44,000           44,000
KBC FINANCIAL PRODUCTS INTERNATIONAL LTD.
   5.39%, 02/21/08 (a)(c)                                23,000           22,520
   5.39%, 03/12/08 (a)(c)                                70,000           68,336
KITTY HAWK FUNDING CORP.
   6.17%, 11/01/07 (a)(b)(c)                            210,120          209,016
LEXINGTON PARKER CAPITAL CO., L.L.C.
   5.34%, 10/05/07 (a)(b)(c)                             56,000           55,967
   5.31%, 11/05/07 (a)(b)(c)                             10,000            9,950
LINKS FINANCE, L.L.C.
   5.32%, 11/09/07 (b)(c)                                30,000           29,831
MERRILL LYNCH & CO., INC.
   5.31%, 11/09/07                                      200,000          198,882
   5.31%, 11/16/07                                      105,000          104,308
MONT BLANC CAPITAL CORP.
   5.73%, 11/15/07 (a)(b)(c)                             88,000           87,378
MORGAN STANLEY
   5.31%, 10/26/07                                      252,000          251,095
   5.19%, 03/31/08                                      100,000           97,447
   5.17%, 04/07/08                                      375,000          365,097
   5.16%, 04/08/08                                       54,000           52,569
NATIONWIDE BUILDING SOCIETY U.S.
   5.39%, 11/13/07                                      164,000          162,960
   5.35%, 01/16/08                                       50,000           49,226
NATIXIS COMMERCIAL PAPER CORP.
   5.33%, 10/03/07 (a)(c)                                75,000           74,978
   5.33%, 10/23/07 (a)(c)                               172,000          171,448
NIEUW AMSTERDAM RECEIVABLES CO.
   5.32%, 10/10/07 (a)(b)(c)                              9,000            8,988
   5.33%, 10/15/07 (a)(b)(c)                             14,189           14,160
   5.32%, 10/23/07 (a)(b)(c)                             75,000           74,759
   5.18%, 03/27/08 (a)(b)(c)                            124,000          120,904
   5.19%, 03/31/08 (a)(b)(c)                            108,000          105,243

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
NORTHERN ROCK PLC
   5.34%, 10/09/07                                       27,000           26,969
OLD LINE FUNDING, L.L.C.
   5.77%, 10/25/07 (a)(b)(c)                             20,000           19,924
   5.70%, 10/26/07 (a)(b)(c)                             28,000           27,891
   5.82%, 10/26/07 (a)(b)(c)                             80,939           80,616
   6.06%, 11/13/07 (a)(b)(c)                             55,729           55,331
   5.38%, 11/13/07 (a)(b)(c)                             53,000           52,664
   5.40%, 11/14/07 (a)(b)(c)                             58,457           58,077
   6.14%, 11/14/07 (a)(b)(c)                             50,465           50,092
   6.04%, 11/14/07 (a)(b)(c)                             88,095           87,454
   5.69%, 11/19/07 (a)(b)(c)                             51,638           51,244
   5.99%, 11/19/07 (a)(b)(c)                             12,308           12,209
   6.09%, 11/20/07 (a)(b)(c)                            150,000          148,750
   6.09%, 11/30/07 (a)(b)(c)                             57,563           56,987
   6.25%, 12/07/07 (a)(b)(c)                            173,406          171,421
   6.17%, 12/14/07 (a)(b)(c)                             20,000           19,750
PARK AVENUE RECEIVABLES CO., L.L.C.
   6.29%, 10/11/07 (a)(b)(c)                             80,000           79,861
   6.16%, 10/25/07 (a)(b)(c)                             10,000            9,959
   6.11%, 10/30/07 (a)(b)(c)                            190,000          189,074
   5.37%, 11/05/07 (a)(b)(c)                            106,711          106,161
   6.32%, 11/06/07 (a)(b)(c)                            145,000          144,094
   6.00%, 11/29/07 (a)(b)(c)                            429,229          425,079
PICAROS FUNDING, L.L.C.
   5.31%, 10/30/07 (a)(b)(c)                             50,000           49,792
RANGER FUNDING CO., L.L.C.
   6.26%, 10/25/07 (a)(b)(c)                             65,000           64,731
   6.16%, 10/29/07 (a)(b)(c)                            249,000          247,819
   6.17%, 10/30/07 (a)(b)(c)                             69,145           68,805
   6.28%, 11/15/07 (a)(b)(c)                             45,000           44,651
   6.20%, 12/04/07 (a)(b)(c)                            125,133          123,776
SANDLOT FUNDING, L.L.C.
   5.36%, 10/24/07 (a)(b)(c)                            272,000          271,082
SANTANDER CENTRAL HISPANO FINANCE
(DELAWARE), INC.
   5.32%, 11/15/07 (a)                                   16,000           15,896
   5.50%, 11/28/07 (a)                                  300,000          297,379
SCALDIS CAPITAL LTD.
   6.39%, 10/17/07 (a)(b)(c)                             85,000           84,760
   6.39%, 10/18/07 (a)(b)(c)                             75,000           74,775
   5.35%, 11/07/07 (a)(b)(c)                             12,000           11,935
   5.66%, 11/14/07 (a)(b)(c)                             51,000           50,652
   5.33%, 11/27/07 (a)(b)(c)                             20,539           20,370
SEDNA FINANCE, INC.
   5.32%, 10/11/07 (b)(c)                                16,000           15,977
   5.33%, 10/25/07 (b)(c)                                95,000           94,667
   5.35%, 11/01/07 (b)(c)                                69,000           68,686
   5.37%, 11/08/07 (b)(c)                                94,000           93,475
   5.37%, 11/09/07 (b)(c)                                15,000           14,914
   5.41%, 06/13/08 (b)(c)                                19,000           19,000
SIGMA FINANCE, INC.
   5.32%, 10/11/07 (b)(c)                                25,000           24,964
   5.31%, 10/23/07 (b)(c)                                 7,000            6,978
   5.33%, 10/30/07 (b)(c)                                67,000           66,716
   5.37%, 11/13/07 (b)(c)                                 3,000            2,981
   5.33%, 11/29/07 (b)(c)                                50,000           49,575
   5.34%, 11/29/07 (b)(c)                               168,000          166,570
   5.33%, 11/30/07 (b)(c)                               137,000          135,815
   5.36%, 12/21/07 (b)(c)                                 7,000            6,918
   5.35%, 01/03/08 (b)(c)                                69,000           68,061
   5.40%, 03/12/08 (b)(c)                                10,000            9,765
   5.38%, 04/09/08 (b)(c)                                69,000           67,109
SKANDINAVISKA ENSKILDA BANKEN AB
   5.30%, 10/22/07                                       73,000           72,780
   5.41%, 11/15/07                                      138,000          137,081
   5.33%, 11/29/07                                       22,000           21,813
   5.04%, 03/19/08                                        6,000            5,861
SOCIETE GENERALE NORTH AMERICA, INC.
   5.32%, 10/05/07 (a)                                  278,000          277,838
SOLITAIRE FUNDING, L.L.C.
   5.33%, 10/11/07 (a)(b)(c)                             10,000            9,985
   5.32%, 10/23/07 (a)(b)(c)                            150,000          149,519
   5.33%, 10/23/07 (a)(b)(c)                             50,000           49,839
   5.33%, 10/26/07 (a)(b)(c)                             26,000           25,905
   5.37%, 11/08/07 (a)(b)(c)                            200,000          198,881
   5.66%, 11/13/07 (a)(b)(c)                            182,000          180,787
   6.10%, 11/30/07 (a)(b)(c)                             60,000           59,400
   6.30%, 12/11/07 (a)(b)(c)                             10,000            9,878
SWEDBANK AB
   5.32%, 10/16/07                                       17,000           16,963
   5.53%, 10/25/07                                       10,000            9,964
   5.41%, 11/14/07                                       86,000           85,436
   5.42%, 11/15/07                                      114,000          113,235
   5.34%, 01/09/08                                       10,000            9,855
   5.49%, 03/11/08                                      289,000          282,055
THAMES ASSET GLOBAL SECURITISATION NO. 1, INC.
   6.38%, 10/05/07 (a)(b)(c)                             18,000           17,987
   5.33%, 10/09/07 (a)(b)(c)                            198,972          198,739
   5.95%, 11/06/07 (a)(b)(c)                             96,000           95,434
   6.07%, 11/08/07 (a)(b)(c)                             10,198           10,133
THE GOLDMAN SACHS GROUP, INC.
   5.33%, 11/14/07                                       54,000           53,657
   5.31%, 11/16/07                                      120,000          119,210
THUNDER BAY FUNDING, L.L.C.
   5.70%, 10/26/07 (a)(b)(c)                             32,833           32,705
   6.25%, 11/06/07 (a)(b)(c)                             60,000           59,629
   6.09%, 11/19/07 (a)(b)(c)                            126,920          125,883
   6.09%, 11/20/07 (a)(b)(c)                            148,000          146,767
TICONDEROGA FUNDING, L.L.C.
   6.09%, 10/29/07 (a)(b)(c)                             20,000           19,906
   6.27%, 10/31/07 (a)(b)(c)                            220,000          218,863
   6.27%, 11/02/07 (a)(b)(c)                             86,296           85,820
   6.23%, 01/02/08 (a)(b)(c)                             98,000           96,456
TULIP FUNDING CORP.
   5.99%, 11/20/07 (a)(b)(c)                             50,000           49,590
UBS FINANCE (DELAWARE), INC.
   5.31%, 10/09/07 (a)                                  150,000          149,827
   5.32%, 10/11/07 (a)                                   62,000           61,910
   5.32%, 10/12/07 (a)                                   73,000           72,883
   5.32%, 10/16/07 (a)                                    7,000            6,985
   5.33%, 10/16/07 (a)                                  565,000          563,764
   5.35%, 01/22/08 (a)                                  200,000          196,736
   5.60%, 02/06/08 (a)                                   75,000           73,541
   5.55%, 03/06/08 (a)                                   34,000           33,199
   5.39%, 03/17/08 (a)                                    7,000            6,829

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
UNICREDITO ITALIANO BANK (IRELAND) PLC
   5.34%, 12/04/07 (a)(c)                                 9,000            8,917
   5.42%, 01/15/08 (a)(c)                               230,000          226,411
VARIABLE FUNDING CAPITAL CORP.
   5.35%, 11/07/07 (a)(b)(c)                             50,000           49,729
   5.37%, 11/08/07 (a)(b)(c)                            346,000          344,064
   5.99%, 11/16/07 (a)(b)(c)                             50,000           49,623
   6.00%, 11/19/07 (a)(b)(c)                            140,000          138,874
VICTORIA FINANCE, L.L.C.
   5.34%, 10/23/07 (b)(c)(d)                             44,000           43,859
   5.33%, 10/29/07 (b)(c)(d)                             55,000           54,775
   5.36%, 11/05/07 (b)(c)(d)                             10,000            9,949
WESTPAC BANKING CORP.
   5.31%, 11/07/07 (c)                                  185,000          184,018
   5.30%, 11/16/07 (c)                                    5,000            4,967
WESTPAC TRUST SECURITIES NZ LTD.
   5.34%, 10/09/07 (a)(c)                                60,000           59,930
   5.30%, 10/15/07 (a)(c)                                15,000           14,970
   5.30%, 10/18/07 (a)(c)                               105,000          104,744
   5.34%, 11/06/07 (a)(c)                                 4,000            3,979
   5.33%, 11/26/07 (a)(c)                                 6,000            5,952
WHISTLEJACKET CAPITAL, L.L.C.
   5.33%, 10/10/07 (b)(c)                                37,327           37,278
   5.32%, 10/15/07 (b)(c)                                35,028           34,957
   5.32%, 10/18/07 (b)(c)                                16,000           15,961
   5.33%, 10/22/07 (b)(c)                                44,024           43,889
   5.33%, 10/23/07 (b)(c)                                30,000           29,904
   5.34%, 10/30/07 (b)(c)                                17,000           16,928
   5.31%, 11/13/07 (b)(c)                                10,000            9,938
   5.32%, 11/13/07 (b)(c)                                10,000            9,938
   5.33%, 11/29/07 (b)(c)                                 7,000            6,940
   5.34%, 01/11/08 (b)(c)                                35,963           35,433
   5.36%, 01/11/08 (b)(c)                                32,294           31,816
   5.34%, 01/15/08 (b)(c)                                20,000           19,693
   5.35%, 01/18/08 (b)(c)                                12,000           11,811
   5.34%, 01/24/08 (b)(c)                                25,000           24,585
   5.34%, 01/25/08 (b)(c)                                35,000           34,414
   5.42%, 06/16/08 (b)(c)                                34,000           34,000
WINDMILL FUNDING CORP.
   5.33%, 10/04/07 (a)(b)(c)                              9,000            8,996
   6.08%, 11/06/07 (a)(b)(c)                             40,000           39,760
YORKTOWN CAPITAL, L.L.C.
   6.14%, 10/26/07 (a)(b)(c)                             10,000            9,958
   6.31%, 10/31/07 (a)(b)(c)                             24,000           23,875
                                                                     -----------
                                                                      24,808,219
PROMISSORY NOTE  0.6%
--------------------------------------------------------------------------------
MERRILL LYNCH & CO., INC.
   5.37%, 02/22/08 (c)(d)                               300,000          300,000
                                                                     -----------
TOTAL FIXED-RATE OBLIGATIONS
(COST $39,901,697)                                                    39,901,697
                                                                     -----------

Variable-Rate Obligations  15.9% of net assets

BANCO ESPANOL DE CREDITO S.A.
   5.35%, 10/18/07 (c)                                  100,000          100,000
BANK OF IRELAND
   5.50%, 10/22/07                                       40,000           40,000
BANK OF NEW YORK CO., INC.
   5.19%, 10/29/07 (c)                                   50,000           50,000
BANK OF NOVA SCOTIA
   5.66%, 10/04/07                                      105,000          105,000
BARCLAYS BANK PLC
   5.71%, 10/16/07                                       75,000           74,995
BETA FINANCE, INC.
   5.13%, 10/25/07 (b)(c)                                39,000           39,002
BNP PARIBAS
   5.66%, 10/03/07                                       51,000           51,000
   5.66%, 10/03/07                                       23,000           22,996
CANADIAN IMPERIAL BANK OF COMMERCE
   5.58%, 10/01/07                                      165,000          165,000
   5.51%, 10/01/07                                       39,000           39,000
   5.14%, 10/23/07                                       10,000           10,000
   5.59%, 11/15/07                                       18,000           18,000
CITY OF NEW BRITAIN, CT
   5.15%, 10/04/07 (a)                                   40,000           40,000
COMMONWEALTH BANK OF AUSTRALIA
   5.16%, 10/24/07 (c)                                   50,000           50,000
DANSKE BANK A/S
   5.47%, 10/22/07                                      100,000          100,000
DEUTSCHE BANK AG
   5.87%, 10/09/07                                      311,000          311,005
   5.87%, 10/12/07                                       42,000           42,001
   5.87%, 10/15/07                                      295,000          295,011
   5.56%, 10/23/07                                      300,000          300,000
   5.22%, 10/29/07                                      285,000          285,011
DEVELOPMENT AUTHORITY OF COLUMBUS, GA
   5.15%, 10/04/07 (a)                                    4,825            4,825
DORADA FINANCE, INC.
   5.75%, 10/09/07 (b)(c)                                76,000           75,980
FIVE FINANCE, INC.
   5.32%, 10/09/07 (b)(c)                                54,000           53,984
FORTIS BANK
   5.07%, 10/29/07                                      145,000          144,887
GENERAL ELECTRIC CAPITAL CORP.
   5.88%, 10/17/07                                      225,000          225,000
J.P. MORGAN SECURITIES, INC.
   5.64%, 10/01/07 (c)                                  100,000          100,000
K2 (USA), L.L.C.
   5.72%, 10/15/07 (b)(c)                                35,000           34,994
   5.39%, 11/01/07 (b)(c)                                 9,000            9,003
   5.34%, 11/07/07 (b)(c)                                80,000           79,986
   5.57%, 12/20/07 (b)(c)                               277,500          277,517
LEXINGTON PARKER CAPITAL CO., L.L.C.
   5.31%, 10/09/07 (a)(b)(c)                            160,000          159,986
LIBERTY LIGHTHOUSE U.S. CAPITAL CO., L.L.C.
   5.32%, 10/02/07 (b)(c)                                22,000           21,998
   5.32%, 10/10/07 (b)(c)                                65,000           64,990
   5.71%, 10/15/07 (b)(c)                                60,000           60,000
   5.32%, 11/15/07 (b)(c)                                43,000           42,995
   5.52%, 11/20/07 (b)(c)                                15,000           15,001
LINKS FINANCE, L.L.C.
   5.79%, 10/09/07 (b)(c)                                50,000           49,999
   5.75%, 10/15/07 (b)(c)                                93,000           93,008
   5.10%, 10/25/07 (b)(c)                                20,000           19,999
   5.55%, 12/20/07 (b)(c)                                94,000           93,998

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                              FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
MERLOT 2000 B
   5.30%, 10/03/07 (a)(c)                                30,000           30,000
MERRILL LYNCH & CO., INC.
   5.89%, 10/15/07                                       75,000           75,000
   5.75%, 10/18/07                                      150,000          150,000
   5.13%, 10/22/07                                      120,000          120,000
MET LIFE INSURANCE CO. OF CT
   5.71%, 10/01/07 (d)                                   25,000           25,000
   5.82%, 10/17/07 (d)                                  100,000          100,000
   5.17%, 10/26/07 (d)                                   25,000           25,000
METROPOLITAN LIFE INSURANCE CO.
   5.71%, 10/01/07 (d)                                  100,000          100,000
MITSUBISHI UFJ TRUST & BANKING CORP.
   5.35%, 10/30/07                                       40,000           40,000
MORGAN STANLEY
   5.85%, 10/03/07                                      140,000          140,000
   5.49%, 10/18/07                                       25,000           24,990
NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
   5.39%, 10/01/07 (a)                                    4,900            4,900
NORDEA BANK AB
   5.81%, 10/09/07 (c)                                   50,000           50,000
   5.84%, 10/11/07 (c)                                   80,000           80,000
ROYAL BANK OF CANADA
   5.67%, 10/04/07                                      155,000          154,976
   5.87%, 10/10/07                                       40,000           40,000
   5.07%, 10/31/07                                       29,000           28,988
ROYAL BANK OF SCOTLAND PLC
   5.41%, 10/09/07 (c)                                  243,000          243,000
   5.37%, 10/11/07 (c)                                   11,000           11,002
   5.16%, 10/22/07 (c)                                   20,000           20,000
   5.07%, 10/26/07 (c)                                  207,000          206,970
   5.24%, 12/21/07 (c)                                  130,000          130,008
SEDNA FINANCE, INC.
   5.79%, 10/10/07 (b)(c)                                14,000           13,999
   5.78%, 10/12/07 (b)(c)                               110,000          109,996
   5.52%, 11/15/07 (b)(c)                                 9,000            9,000
   5.46%, 11/21/07 (b)(c)                                27,000           26,998
SIGMA FINANCE, INC.
   5.72%, 10/15/07 (b)(c)                                77,000           76,997
   5.35%, 10/16/07 (b)(c)                               150,000          150,015
   5.10%, 10/25/07 (b)(c)                               150,000          149,993
   5.35%, 10/25/07 (b)(c)                               100,000          100,004
   5.10%, 10/29/07 (b)(c)                               100,000           99,995
SOCIETE GENERALE
   5.78%, 10/17/07                                       28,000           28,000
   5.08%, 10/26/07                                      325,000          324,961
SUMITOMO TRUST & BANKING CO.
   5.77%, 10/05/07                                       49,000           49,000
   5.82%, 10/10/07                                      125,000          125,000
   5.80%, 10/15/07                                       15,000           15,000
   5.75%, 10/16/07                                      132,000          132,000
   5.15%, 10/22/07                                       40,000           40,000
SVENSKA HANDELSBANKEN AB
   5.67%, 10/04/07 (a)                                  223,000          222,999
THE GOLDMAN SACHS GROUP, INC.
   5.53%, 10/01/07 (d)                                   56,000           56,000
   5.69%, 10/02/07 (d)                                  220,000          220,000
   5.84%, 10/11/07 (d)                                  200,000          200,000
   5.80%, 10/16/07 (c)(d)                               210,000          210,000
WASHINGTON MUTUAL BANK
   5.39%, 10/18/07                                       50,000           50,008
WELLS FARGO & CO.
   5.83%, 10/15/07 (c)                                  120,000          120,002
WESTPAC BANKING CORP.
   5.74%, 10/16/07 (a)(c)                                75,000           75,000
WHISTLEJACKET CAPITAL, L.L.C.
   5.68%, 10/02/07 (b)(c)                                30,000           29,996
   5.71%, 10/15/07 (b)(c)                                42,000           41,996
   5.32%, 10/17/07 (b)(c)                                50,000           49,992
   5.46%, 10/22/07 (b)(c)                                19,000           18,998
   5.09%, 10/25/07 (b)(c)                                54,000           53,995
   5.34%, 11/06/07 (b)(c)                                60,000           59,990
   5.35%, 11/09/07 (b)(c)                               150,000          149,994
   5.48%, 11/19/07 (b)(c)                                 9,000            8,999
                                                                     -----------
TOTAL VARIABLE-RATE OBLIGATIONS
(COST $8,584,932)                                                      8,584,932
                                                                     -----------

                                                     MATURITY
ISSUER                                                AMOUNT            VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
Other Investments  9.9% of net assets

REPURCHASE AGREEMENTS  9.9%
--------------------------------------------------------------------------------
BARCLAYS CAPITAL, INC.
Tri-Party Repurchase Agreement dated
   09/28/07, due 10/01/07 at 5.10%, fully
   collateralized by U.S. Government
   Securities with a value of $1,836,000.             1,800,765        1,800,000
BEAR STEARNS & CO., INC.
Tri-Party Repurchase Agreement, dated
   09/28/07, due 10/01/07 at 5.11%, fully
   collateralized by U.S. Government
   Securities with a value of $1,326,000.             1,300,554        1,300,000
CREDIT SUISSE SECURITIES (USA), L.L.C.
Tri-Party Repurchase Agreement, dated
   09/28/07, due 10/01/07 at 5.10%, fully
   collateralized by U.S. Government
   Securities with a value of $10,161.                    9,961            9,957
DEUTSCHE BANK SECURITIES, INC.
Tri-Party Repurchase Agreement dated
   09/28/07, due 10/01/07 at 5.10%, fully
   collateralized by U.S. Government
   Securities with a value of $1,836,000.             1,800,765        1,800,000
GOLDMAN SACHS & CO.
Tri-Party Repurchase Agreement dated
   09/28/07, due 10/01/07 at 5.08%, fully
   collateralized by U.S. Government
   Securities with a value of $408,000.                 400,169          400,000

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     MATURITY
ISSUER                                                AMOUNT            VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
UBS FINANCIAL SERVICES, INC.
Tri-Party Repurchase Agreement, dated
   09/28/07, due 10/01/07 at 5.09%, fully
   collateralized by U.S. Government
   Securities with a value of $51,003.                   50,021           50,000
                                                                     -----------
TOTAL OTHER INVESTMENTS
(COST $5,359,957)                                                      5,359,957
                                                                     -----------

END OF INVESTMENTS.

At 09/30/07, the tax basis cost of the fund's investments was $53,846,586.

At 09/30/07, portfolio holdings included illiquid and/or restricted securities as follows:

ISSUER
RATE, ACQUISITION DATE                              FACE AMOUNT         VALUE
MATURITY DATE                                       ($ X 1,000)      ($ X 1,000)
MERRILL LYNCH & CO., INC.
   5.51%, 05/22/07, 02/22/08                            300,000          300,000
THE GOLDMAN SACHS GROUP, INC.
   5.69%, 03/02/07, 10/02/07                            220,000          220,000
   5.53%, 06/29/07, 10/01/07                             56,000           56,000
   5.80%, 08/16/06, 10/16/07                            210,000          210,000
   5.84%, 04/11/07, 10/11/07                            200,000          200,000
                                                                     -----------
                                                                         686,000
MET LIFE INSURANCE CO. OF CT
   5.71%, 01/31/07, 10/01/07                             25,000           25,000
   5.82%, 08/17/07, 10/17/07                            100,000          100,000
   5.17%, 10/27/06, 10/26/07                             25,000           25,000
                                                                     -----------
                                                                         150,000
METROPOLITAN LIFE INSURANCE CO.
   5.71%, 02/01/07, 10/01/07                            100,000          100,000
VICTORIA FINANCE, L.L.C.
   5.34%, 07/18/07, 10/23/07                             44,000           43,859
   5.33%, 07/26/07, 10/29/07                             55,000           54,775
   5.36%, 08/02/07, 11/05/07                             10,000            9,949
                                                                     -----------
                                                                         108,583

(a)   Credit-enhanced security.
(b)   Asset-backed security.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $20,165,574 or 37.3% of net assets.
(d)   Illiquid and/or restricted security.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Randall W. Merk and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Charles Schwab Family of Funds
              -----------------------------------

By:   /s/ Randall W. Merk
      -----------------------
      Randall W. Merk
      Chief Executive Officer

Date: November 15, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Randall W. Merk
      -----------------------
      Randall W. Merk
      Chief Executive Officer

Date: November 15, 2007

By:    /s/ George Pereira
      ---------------------------
      George Pereira
      Principal Financial Officer

Date: November 15, 2007